UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard LifeStrategy® Income Fund Investor Shares - VASIX

Vanguard LifeStrategy® Conservative Growth Fund Investor Shares - VSCGX

Vanguard LifeStrategy® Moderate Growth Fund Investor Shares - VSMGX

Vanguard LifeStrategy® Growth Fund Investor Shares - VASGX

Vanguard STAR® Fund Investor Shares - VGSTX

Vanguard STAR® Core-Plus Bond Fund Institutional Shares - VCPSX

Vanguard Total International Stock Index Fund Investor Shares - VGTSX

Vanguard Total International Stock Index Fund ETF Shares - VXUS

Vanguard Total International Stock Index Fund Admiral™ Shares - VTIAX

Vanguard Total International Stock Index Fund Institutional Shares - VTSNX

Vanguard Total International Stock Index Fund Institutional Plus Shares - VTPSX

Vanguard Total International Stock Index Fund Institutional Select Shares - VTISX

Vanguard LifeStrategy® Income Fund
Investor Shares (VASIX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard LifeStrategy Income Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$3,889
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	55.9%
Vanguard Total International Bond II Index Fund Investor Shares	24.0%
Vanguard Total Stock Market Index Fund Investor Shares	11.3%
Vanguard Total International Stock Index Fund Investor Shares	8.2%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR723

Vanguard LifeStrategy® Conservative Growth Fund
Investor Shares (VSCGX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard LifeStrategy Conservative Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$10,105
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	40.8%
Vanguard Total Stock Market Index Fund Investor Shares	23.9%
Vanguard Total International Bond II Index Fund Investor Shares	18.1%
Vanguard Total International Stock Index Fund Investor Shares	16.5%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR724

Vanguard LifeStrategy® Moderate Growth Fund
Investor Shares (VSMGX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard LifeStrategy Moderate Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$20,943
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	35.8%
Vanguard Total Bond Market II Index Fund Investor Shares	26.8%
Vanguard Total International Stock Index Fund Investor Shares	24.7%
Vanguard Total International Bond II Index Fund Investor Shares	12.1%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR914

Vanguard LifeStrategy® Growth Fund
Investor Shares (VASGX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard LifeStrategy Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$21,708
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	46.9%
Vanguard Total International Stock Index Fund Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	13.2%
Vanguard Total International Bond II Index Fund Investor Shares	6.1%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR122

Vanguard STAR® Fund
Investor Shares (VGSTX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.29%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$21,628
Number of Portfolio Holdings	10
Portfolio Turnover Rate	49%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard STAR Core-Plus Bond Fund Institutional Shares[1]	36.7%
Vanguard WindsorTM II Fund Investor Shares	14.1%
Vanguard U.S. Growth Fund Investor Shares	12.4%
Vanguard International Value Fund Investor Shares	8.1%
Vanguard International Growth Fund Investor Shares	7.9%
Vanguard Windsor Fund Investor Shares	7.8%
Vanguard PRIMECAP Fund Investor Shares	6.1%
Vanguard International Core Stock Fund Investor Shares	3.2%
Vanguard Dividend Growth Fund Investor Shares	2.0%
Vanguard ExplorerTM Fund Investor Shares	1.7%
Other Assets and Liabilities—Net	0.0%
[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR56

Vanguard STAR® Core-Plus Bond Fund
Institutional Shares (VCPSX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard STAR Core-Plus Bond Fund (the "Fund") for the period of March 12, 2025, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.20%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$7,951
Number of Portfolio Holdings	10,768
Portfolio Turnover Rate	143%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	5.2%
Corporate Bonds	33.9%
Sovereign Bonds	11.1%
Taxable Municipal Bonds	1.8%
U.S. Government and Agency Obligations	41.2%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(0.1%)
Other Assets and Liabilities—Net	6.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV043

Vanguard Total International Stock Index Fund
Investor Shares (VGTSX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR113

Vanguard Total International Stock Index Fund
ETF Shares (VXUS) Nasdaq
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3369

Vanguard Total International Stock Index Fund
Admiral™ Shares (VTIAX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR569

Vanguard Total International Stock Index Fund
Institutional Shares (VTSNX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1869

Vanguard Total International Stock Index Fund
Institutional Plus Shares (VTPSX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1870

Vanguard Total International Stock Index Fund
Institutional Select Shares (VTISX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$2	0.045%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$469,797
Number of Portfolio Holdings	8,642
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	1.0%
Asia	43.8%
Europe	40.0%
North America	8.0%
Oceania	4.7%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1969

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

Contents
LifeStrategy Income Fund	1
LifeStrategy Conservative Growth Fund	9
LifeStrategy Moderate Growth Fund	17
LifeStrategy Growth Fund	25

LifeStrategy Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (11.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,326,076	441,803
International Stock Fund (8.2%)
	Vanguard Total International Stock Index Fund Investor Shares	15,471,069	317,931
U.S. Bond Fund (55.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	227,957,340	2,172,433
International Bond Fund (24.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	104,188,428	932,486
Total Investment Companies (Cost $3,650,521)			3,864,653
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.350% (Cost $23,505)	235,137	23,511
Total Investments (100.0%) (Cost $3,674,026)			3,888,164
Other Assets and Liabilities—Net (0.0%)			526
Net Assets (100%)			3,888,690
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	110	12,344	331
E-mini S&P 500 Index	June 2025	46	12,850	(241)
				90
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,674,026)	3,888,164
Cash Collateral Pledged—Futures Contracts	1,216
Receivables for Investment Securities Sold	1,765
Receivables for Accrued Income	9,036
Receivables for Capital Shares Issued	1,041
Variation Margin Receivable—Futures Contracts	14
Total Assets	3,901,236
Liabilities
Payables for Investment Securities Purchased	9,032
Payables for Capital Shares Redeemed	3,514
Total Liabilities	12,546
Net Assets	3,888,690
At April 30, 2025, net assets consisted of:

Paid-in Capital	3,694,184
Total Distributable Earnings (Loss)	194,506
Net Assets	3,888,690

Net Assets
Applicable to 254,971,723 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,888,690
Net Asset Value Per Share	$15.25
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy Income Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	81,541
Interest	20
Net Investment Income—Note B	81,561
Realized Net Gain (Loss)
Affiliated Funds Sold	13,944
Futures Contracts	(847)
Realized Net Gain (Loss)	13,097
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(8,756)
Futures Contracts	385
Change in Unrealized Appreciation (Depreciation)	(8,371)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,287
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,561	143,874
Realized Net Gain (Loss)	13,097	90,472
Change in Unrealized Appreciation (Depreciation)	(8,371)	309,819
Net Increase (Decrease) in Net Assets Resulting from Operations	86,287	544,165
Distributions
Total Distributions	(157,384)	(145,956)
Capital Share Transactions
Issued	332,309	427,599
Issued in Lieu of Cash Distributions	143,391	132,340
Redeemed	(486,499)	(998,126)
Net Increase (Decrease) from Capital Share Transactions	(10,799)	(438,187)
Total Increase (Decrease)	(81,896)	(39,978)
Net Assets
Beginning of Period	3,970,586	4,010,564
End of Period	3,888,690	3,970,586
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.54	$14.09	$14.09	$17.40	$16.73	$16.24
Investment Operations
Net Investment Income[1]	.318	.541	.366	.368	.261	.393
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.046	.092	—
Net Realized and Unrealized Gain (Loss) on Investments	.014	1.461	(.004)	(3.042)	.656	.501
Total from Investment Operations	.332	2.002	.362	(2.628)	1.009	.894
Distributions
Dividends from Net Investment Income	(.321)	(.552)	(.362)	(.365)	(.264)	(.401)
Distributions from Realized Capital Gains	(.301)	—	—	(.317)	(.075)	(.003)
Total Distributions	(.622)	(.552)	(.362)	(.682)	(.339)	(.404)
Net Asset Value, End of Period	$15.25	$15.54	$14.09	$14.09	$17.40	$16.73
Total Return[3]	2.21%	14.31%	2.52%	-15.59%	6.06%	5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,889	$3,971	$4,011	$4,479	$6,098	$5,603
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.19%	3.55%	2.50%	2.34%	1.51%	2.39%
Portfolio Turnover Rate	4%	5%	4%	26%	7%	17%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Bond Market II Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

LifeStrategy Income Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,716,529
Gross Unrealized Appreciation	422,496
Gross Unrealized Depreciation	(250,771)
Net Unrealized Appreciation (Depreciation)	171,725
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	21,791	28,021
Issued in Lieu of Cash Distributions	9,521	8,626
Redeemed	(31,840)	(65,707)
Net Increase (Decrease) in Shares Outstanding	(528)	(29,060)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	24,851	NA1	NA1	—	—	537	—	23,511
Vanguard Total Bond Market II Index Fund	2,212,005	63,793	114,613	(8,709)	19,957	42,268	—	2,172,433
Vanguard Total International Bond II Index Fund	964,698	46,587	69,445	(4,547)	(4,807)	30,067	—	932,486
Vanguard Total International Stock Index Fund	312,067	19,166	24,562	1,328	9,932	5,966	—	317,931
Vanguard Total Stock Market Index Fund	456,604	34,187	41,022	25,872	(33,838)	2,703	—	441,803
Total	3,970,225	163,733	249,642	13,944	(8,756)	81,541	—	3,888,164
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
7

LifeStrategy Income Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

LifeStrategy Conservative Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (23.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	18,197,465	2,417,169
International Stock Fund (16.5%)
	Vanguard Total International Stock Index Fund Investor Shares	81,065,173	1,665,890
U.S. Bond Fund (40.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	432,810,782	4,124,686
International Bond Fund (18.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	204,273,206	1,828,245
Total Investment Companies (Cost $7,863,427)			10,035,990
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.350% (Cost $62,026)	620,496	62,043
Total Investments (99.9%) (Cost $7,925,453)			10,098,033
Other Assets and Liabilities—Net (0.1%)			6,784
Net Assets (100%)			10,104,817
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	313	35,125	942
E-mini S&P 500 Index	June 2025	121	33,801	(635)
				307
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $7,925,453)	10,098,033
Cash Collateral Pledged—Futures Contracts	3,247
Receivables for Investment Securities Sold	6,245
Receivables for Accrued Income	17,370
Receivables for Capital Shares Issued	3,413
Variation Margin Receivable—Futures Contracts	39
Total Assets	10,128,347
Liabilities
Payables for Investment Securities Purchased	17,366
Payables for Capital Shares Redeemed	6,164
Total Liabilities	23,530
Net Assets	10,104,817
At April 30, 2025, net assets consisted of:

Paid-in Capital	7,899,733
Total Distributable Earnings (Loss)	2,205,084
Net Assets	10,104,817

Net Assets
Applicable to 489,120,099 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,104,817
Net Asset Value Per Share	$20.66
See accompanying Notes, which are an integral part of the Financial Statements.
10

LifeStrategy Conservative Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	187,650
Interest	53
Net Investment Income—Note B	187,703
Realized Net Gain (Loss)
Affiliated Funds Sold	99,571
Futures Contracts	(2,378)
Realized Net Gain (Loss)	97,193
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(87,938)
Futures Contracts	1,188
Change in Unrealized Appreciation (Depreciation)	(86,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	198,146
See accompanying Notes, which are an integral part of the Financial Statements.
11

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,703	321,120
Realized Net Gain (Loss)	97,193	406,463
Change in Unrealized Appreciation (Depreciation)	(86,750)	980,687
Net Increase (Decrease) in Net Assets Resulting from Operations	198,146	1,708,270
Distributions
Total Distributions	(565,752)	(552,586)
Capital Share Transactions
Issued	658,955	995,329
Issued in Lieu of Cash Distributions	522,586	510,040
Redeemed	(1,011,260)	(1,896,427)
Net Increase (Decrease) from Capital Share Transactions	170,281	(391,058)
Total Increase (Decrease)	(197,325)	764,626
Net Assets
Beginning of Period	10,302,142	9,537,516
End of Period	10,104,817	10,302,142
See accompanying Notes, which are an integral part of the Financial Statements.
12

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.44	$19.10	$18.87	$23.66	$21.49	$20.79
Investment Operations
Net Investment Income[1]	.385	.656	.476	.472	.360	.488
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.044	.089	—
Net Realized and Unrealized Gain (Loss) on Investments	.020	2.822	.363	(4.327)	2.435	.715
Total from Investment Operations	.405	3.478	.839	(3.811)	2.884	1.203
Distributions
Dividends from Net Investment Income	(.390)	(.667)	(.468)	(.471)	(.362)	(.494)
Distributions from Realized Capital Gains	(.795)	(.471)	(.141)	(.508)	(.352)	(.009)
Total Distributions	(1.185)	(1.138)	(.609)	(.979)	(.714)	(.503)
Net Asset Value, End of Period	$20.66	$21.44	$19.10	$18.87	$23.66	$21.49
Total Return[3]	1.97%	18.51%	4.43%	-16.67%	13.57%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,105	$10,302	$9,538	$9,899	$12,746	$10,790
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.15%	2.40%	2.23%	1.55%	2.32%
Portfolio Turnover Rate	4%	5%	4%	21%	5%	23%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
13

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
14

LifeStrategy Conservative Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,995,680
Gross Unrealized Appreciation	2,583,709
Gross Unrealized Depreciation	(481,049)
Net Unrealized Appreciation (Depreciation)	2,102,660
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	31,513	47,730
Issued in Lieu of Cash Distributions	25,532	24,647
Redeemed	(48,401)	(91,331)
Net Increase (Decrease) in Shares Outstanding	8,644	(18,954)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	63,821	NA1	NA1	1	(1)	1,458	—	62,043
Vanguard Total Bond Market II Index Fund	4,221,649	117,981	236,163	(25,075)	46,294	80,857	—	4,124,686
Vanguard Total International Bond II Index Fund	1,864,018	59,860	76,713	(734)	(18,186)	59,445	—	1,828,245
Vanguard Total International Stock Index Fund	1,649,922	49,085	90,397	5,573	51,707	31,017	—	1,665,890
Vanguard Total Stock Market Index Fund	2,499,227	142,808	176,920	119,806	(167,752)	14,873	—	2,417,169
Total	10,298,637	369,734	580,193	99,571	(87,938)	187,650	—	10,098,033
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
15

LifeStrategy Conservative Growth Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
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LifeStrategy Moderate Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (35.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	56,460,364	7,499,630
International Stock Fund (24.7%)
	Vanguard Total International Stock Index Fund Investor Shares	251,773,550	5,173,946
U.S. Bond Fund (26.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	588,995,260	5,613,125
International Bond Fund (12.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	283,060,846	2,533,395
Total Investment Companies (Cost $13,401,603)			20,820,096
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.350% (Cost $119,491)	1,195,295	119,518
Total Investments (100.0%) (Cost $13,521,094)			20,939,614
Other Assets and Liabilities—Net (0.0%)			3,137
Net Assets (100%)			20,942,751
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	611	68,566	1,838
E-mini S&P 500 Index	June 2025	211	58,943	(1,107)
				731
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,521,094)	20,939,614
Cash Collateral Pledged—Futures Contracts	5,783
Receivables for Investment Securities Sold	3,728
Receivables for Accrued Income	23,912
Receivables for Capital Shares Issued	4,271
Variation Margin Receivable—Futures Contracts	72
Total Assets	20,977,380
Liabilities
Payables for Investment Securities Purchased	23,907
Payables for Capital Shares Redeemed	10,639
Payables for Distributions	83
Total Liabilities	34,629
Net Assets	20,942,751
At April 30, 2025, net assets consisted of:

Paid-in Capital	13,283,445
Total Distributable Earnings (Loss)	7,659,306
Net Assets	20,942,751

Net Assets
Applicable to 660,786,171 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,942,751
Net Asset Value Per Share	$31.69
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Moderate Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	339,370
Interest	97
Net Investment Income—Note B	339,467
Realized Net Gain (Loss)
Affiliated Funds Sold	225,508
Futures Contracts	(4,398)
Realized Net Gain (Loss)	221,110
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(222,984)
Futures Contracts	2,470
Change in Unrealized Appreciation (Depreciation)	(220,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	340,063
See accompanying Notes, which are an integral part of the Financial Statements.
19

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	339,467	574,855
Realized Net Gain (Loss)	221,110	926,775
Change in Unrealized Appreciation (Depreciation)	(220,514)	2,673,748
Net Increase (Decrease) in Net Assets Resulting from Operations	340,063	4,175,378
Distributions
Total Distributions	(1,209,237)	(841,949)
Capital Share Transactions
Issued	1,219,638	2,066,103
Issued in Lieu of Cash Distributions	1,114,294	776,357
Redeemed	(1,896,845)	(3,550,066)
Net Increase (Decrease) from Capital Share Transactions	437,087	(707,606)
Total Increase (Decrease)	(432,087)	2,625,823
Net Assets
Beginning of Period	21,374,838	18,749,015
End of Period	20,942,751	21,374,838
See accompanying Notes, which are an integral part of the Financial Statements.
20

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.06	$28.04	$27.13	$34.35	$29.27	$28.29
Investment Operations
Net Investment Income[1]	.514	.873	.668	.660	.528	.633
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.041	.082	—
Net Realized and Unrealized Gain (Loss) on Investments	.001	5.438	1.025	(6.612)	5.561	1.012
Total from Investment Operations	.515	6.311	1.693	(5.911)	6.171	1.645
Distributions
Dividends from Net Investment Income	(.534)	(.868)	(.627)	(.655)	(.537)	(.647)
Distributions from Realized Capital Gains	(1.351)	(.423)	(.156)	(.654)	(.554)	(.018)
Total Distributions	(1.885)	(1.291)	(.783)	(1.309)	(1.091)	(.665)
Net Asset Value, End of Period	$31.69	$33.06	$28.04	$27.13	$34.35	$29.27
Total Return[3]	1.61%	22.87%	6.26%	-17.80%	21.38%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,943	$21,375	$18,749	$17,718	$22,295	$17,658
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.76%	2.31%	2.17%	1.60%	2.23%
Portfolio Turnover Rate	4%	6%	5%	15%	5%	21%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
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LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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LifeStrategy Moderate Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,628,032
Gross Unrealized Appreciation	7,922,922
Gross Unrealized Depreciation	(610,609)
Net Unrealized Appreciation (Depreciation)	7,312,313
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	37,867	65,495
Issued in Lieu of Cash Distributions	35,487	25,136
Redeemed	(59,116)	(112,771)
Net Increase (Decrease) in Shares Outstanding	14,238	(22,140)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	126,548	NA1	NA1	4	(1)	2,689	—	119,518
Vanguard Total Bond Market II Index Fund	5,798,794	211,099	426,534	(50,628)	80,394	111,182	—	5,613,125
Vanguard Total International Bond II Index Fund	2,560,932	97,199	98,836	(773)	(25,127)	81,733	—	2,533,395
Vanguard Total International Stock Index Fund	5,127,596	121,254	253,320	12,662	165,754	96,516	—	5,173,946
Vanguard Total Stock Market Index Fund	7,762,821	316,171	399,601	264,243	(444,004)	47,250	—	7,499,630
Total	21,376,691	745,723	1,178,291	225,508	(222,984)	339,370	—	20,939,614
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
23

LifeStrategy Moderate Growth Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

LifeStrategy Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (46.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	76,681,678	10,185,628
International Stock Fund (33.2%)
	Vanguard Total International Stock Index Fund Investor Shares	350,435,885	7,201,457
U.S. Bond Fund (13.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	300,409,914	2,862,907
International Bond Fund (6.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	147,840,272	1,323,170
Total Investment Companies (Cost $11,394,675)			21,573,162
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.350% (Cost $126,980)	1,270,175	127,004
Total Investments (100.0%) (Cost $11,521,655)			21,700,166
Other Assets and Liabilities—Net (0.0%)			7,456
Net Assets (100%)			21,707,622
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	629	70,585	1,865
E-mini S&P 500 Index	June 2025	239	66,765	(1,254)
				611
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,521,655)	21,700,166
Cash Collateral Pledged—Futures Contracts	6,427
Receivables for Investment Securities Sold	7,139
Receivables for Accrued Income	12,608
Receivables for Capital Shares Issued	4,566
Variation Margin Receivable—Futures Contracts	78
Total Assets	21,730,984
Liabilities
Payables for Investment Securities Purchased	12,643
Payables for Capital Shares Redeemed	10,719
Total Liabilities	23,362
Net Assets	21,707,622
At April 30, 2025, net assets consisted of:

Paid-in Capital	11,199,972
Total Distributable Earnings (Loss)	10,507,650
Net Assets	21,707,622

Net Assets
Applicable to 488,505,056 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,707,622
Net Asset Value Per Share	$44.44
See accompanying Notes, which are an integral part of the Financial Statements.
26

LifeStrategy Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	299,300
Interest	98
Net Investment Income—Note B	299,398
Realized Net Gain (Loss)
Affiliated Funds Sold	302,459
Futures Contracts	(3,768)
Realized Net Gain (Loss)	298,691
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(310,459)
Futures Contracts	2,600
Change in Unrealized Appreciation (Depreciation)	(307,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	290,230
See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	299,398	495,845
Realized Net Gain (Loss)	298,691	823,176
Change in Unrealized Appreciation (Depreciation)	(307,859)	3,541,549
Net Increase (Decrease) in Net Assets Resulting from Operations	290,230	4,860,570
Distributions
Total Distributions	(1,080,770)	(620,172)
Capital Share Transactions
Issued	1,124,930	2,061,373
Issued in Lieu of Cash Distributions	1,013,268	583,587
Redeemed	(1,643,010)	(2,919,915)
Net Increase (Decrease) from Capital Share Transactions	495,188	(274,955)
Total Increase (Decrease)	(295,352)	3,965,443
Net Assets
Beginning of Period	22,002,974	18,037,531
End of Period	21,707,622	22,002,974
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.11	$37.33	$35.36	$45.26	$36.15	$34.92
Investment Operations
Net Investment Income[1]	.614	1.029	.843	.845	.705	.740
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.026	.051	—
Net Realized and Unrealized Gain (Loss) on Investments	(.006)	9.049	1.990	(9.175)	9.813	1.246
Total from Investment Operations	.608	10.078	2.833	(8.304)	10.569	1.986
Distributions
Dividends from Net Investment Income	(.641)	(1.023)	(.820)	(.851)	(.709)	(.749)
Distributions from Realized Capital Gains	(1.637)	(.275)	(.043)	(.745)	(.750)	(.007)
Total Distributions	(2.278)	(1.298)	(.863)	(1.596)	(1.459)	(.756)
Net Asset Value, End of Period	$44.44	$46.11	$37.33	$35.36	$45.26	$36.15
Total Return[3]	1.34%	27.32%	8.03%	-18.92%	29.69%	5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,708	$22,003	$18,038	$17,278	$21,449	$16,125
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.36%	2.20%	2.12%	1.65%	2.12%
Portfolio Turnover Rate	3%	5%	3%	8%	4%	13%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
29

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

LifeStrategy Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,584,701
Gross Unrealized Appreciation	10,441,271
Gross Unrealized Depreciation	(325,195)
Net Unrealized Appreciation (Depreciation)	10,116,076
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	24,844	47,533
Issued in Lieu of Cash Distributions	22,883	13,758
Redeemed	(36,406)	(67,331)
Net Increase (Decrease) in Shares Outstanding	11,321	(6,040)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	160,974	NA1	NA1	7	(5)	2,770	—	127,004
Vanguard Total Bond Market II Index Fund	2,931,564	179,880	265,114	(39,533)	56,110	57,977	—	2,862,907
Vanguard Total International Bond II Index Fund	1,291,499	71,519	27,026	(33)	(12,789)	41,754	—	1,323,170
Vanguard Total International Stock Index Fund	6,933,055	183,454	170,461	3,735	251,674	131,663	—	7,201,457
Vanguard Total Stock Market Index Fund	10,687,073	224,822	459,101	338,283	(605,449)	65,136	—	10,185,628
Total	22,004,165	659,675	921,702	302,459	(310,459)	299,300	—	21,700,166
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
31

LifeStrategy Growth Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q882 062025
32

Financial Statements
For the period ended April 30, 2025
Vanguard STAR® Funds
Vanguard STAR Fund
Vanguard STAR Core-Plus Bond Fund

Contents
STAR Fund	1
STAR Core-Plus Bond Fund	9

STAR Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.1%)
Vanguard WindsorTM II Fund Investor Shares	70,728,823	3,041,339
Vanguard U.S. Growth Fund Investor Shares	40,526,737	2,673,549
Vanguard Windsor Fund Investor Shares	84,102,173	1,699,705
Vanguard PRIMECAP Fund Investor Shares	8,475,340	1,322,068
Vanguard Dividend Growth Fund Investor Shares	12,603,451	437,340
Vanguard ExplorerTM Fund Investor Shares	3,562,520	365,907
		9,539,908
International Stock Funds (19.2%)
Vanguard International Value Fund Investor Shares	44,146,613	1,758,360
Vanguard International Growth Fund Investor Shares	51,135,372	1,704,853
Vanguard International Core Stock Fund Investor Shares	48,568,522	684,330
		4,147,543
U.S. Bond Fund (36.7%)
[1] Vanguard STAR Core-Plus Bond Fund Institutional Shares	792,337,634	7,951,061
Total Investments (100.0%) (Cost $14,010,912)		21,638,512
Other Assets and Liabilities—Net (0.0%)		(10,329)
Net Assets (100%)		21,628,183
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents a wholly owned fund. See accompanying financial statements for Vanguard STAR Core-Plus Bond Fund's Schedule of Investments.
See accompanying Notes, which are an integral part of the Financial Statements.
1

STAR Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $14,010,912)	21,638,512
Receivables for Investment Securities Sold	8,565
Receivables for Accrued Income	31,410
Receivables for Capital Shares Issued	835
Total Assets	21,679,322
Liabilities
Due to Custodian	1,856
Payables for Investment Securities Purchased	35,325
Payables for Capital Shares Redeemed	13,958
Total Liabilities	51,139
Net Assets	21,628,183
At April 30, 2025, net assets consisted of:

Paid-in Capital	13,516,050
Total Distributable Earnings (Loss)	8,112,133
Net Assets	21,628,183

Net Assets
Applicable to 786,714,611 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,628,183
Net Asset Value Per Share	$27.49
See accompanying Notes, which are an integral part of the Financial Statements.
2

STAR Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	317,772
Interest	1
Net Investment Income—Note B	317,773
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	951,236
Affiliated Funds Sold	(471,312)
Futures Contracts	(535)
Realized Net Gain (Loss)	479,389
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(763,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,899
See accompanying Notes, which are an integral part of the Financial Statements.
3

STAR Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	317,773	550,338
Realized Net Gain (Loss)	479,389	931,272
Change in Unrealized Appreciation (Depreciation)	(763,263)	3,368,730
Net Increase (Decrease) in Net Assets Resulting from Operations	33,899	4,850,340
Distributions
Total Distributions	(1,204,793)	(1,233,361)
Capital Share Transactions
Issued	325,499	666,361
Issued in Lieu of Cash Distributions	1,130,844	1,158,761
Redeemed	(1,837,720)	(2,943,796)
Net Increase (Decrease) from Capital Share Transactions	(381,377)	(1,118,674)
Total Increase (Decrease)	(1,552,271)	2,498,305
Net Assets
Beginning of Period	23,180,454	20,682,149
End of Period	21,628,183	23,180,454
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.01	$24.68	$25.23	$34.17	$29.01	$27.51
Investment Operations
Net Investment Income[1]	.397	.663	.563	.464	.395	.515
Capital Gain Distributions Received[1]	1.187	.381	.717	1.827	.960	.797
Net Realized and Unrealized Gain (Loss) on Investments	(1.570)	4.781	.233	(9.076)	5.846	1.816
Total from Investment Operations	.014	5.825	1.513	(6.785)	7.201	3.128
Distributions
Dividends from Net Investment Income	(.401)	(.652)	(.551)	(.449)	(.405)	(.544)
Distributions from Realized Capital Gains	(1.133)	(.843)	(1.512)	(1.706)	(1.636)	(1.084)
Total Distributions	(1.534)	(1.495)	(2.063)	(2.155)	(2.041)	(1.628)
Net Asset Value, End of Period	$27.49	$29.01	$24.68	$25.23	$34.17	$29.01
Total Return[2]	0.04%	24.07%	6.24%	-21.07%	25.52%	11.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,628	$23,180	$20,682	$21,004	$28,992	$23,531
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.29%	0.30%	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.38%	2.18%	1.61%	1.21%	1.87%
Portfolio Turnover Rate	49%	4%	6%	12%	9%	26%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in select Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), and 30% to 40% in STAR Core-Plus Bond Fund, a broad U.S. fixed income fund. The STAR Core-Plus Bond Fund is wholly owned by the Vanguard STAR Fund, and its financial statements accompany these financial statements. Other information about each underlying fund is available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

STAR Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,012,933
Gross Unrealized Appreciation	7,631,807
Gross Unrealized Depreciation	(6,228)
Net Unrealized Appreciation (Depreciation)	7,625,579
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	11,528	24,038
Issued in Lieu of Cash Distributions	41,062	42,688
Redeemed	(65,059)	(105,578)
Net Increase (Decrease) in Shares Outstanding	(12,469)	(38,852)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Dividend Growth Fund	—	427,131	—	—	10,209	—	—	437,340
Vanguard Explorer Fund	906,928	54,500	452,263	166,618	(309,876)	3,548	50,952	365,907
Vanguard GNMA Fund	2,869,121	35,158	2,923,570	(310,834)	330,125	38,566	—	—
Vanguard International Core Stock Fund	—	667,817	—	—	16,513	—	—	684,330
Vanguard International Growth Fund	2,202,277	189,191	528,686	16,835	(174,764)	16,155	173,037	1,704,853
Vanguard International Value Fund	2,147,379	162,409	420,977	63,491	(193,942)	54,427	107,982	1,758,360
Vanguard Long-Term Investment-Grade Fund	2,800,618	45,256	2,773,514	(611,147)	538,787	49,713	—	—
Vanguard Market Liquidity Fund	1	NA1	NA1	(9)	—	53	—	—
Vanguard PRIMECAP Fund	1,386,254	128,603	76,326	2,741	(119,204)	12,571	73,711	1,322,068
Vanguard Short-Term Investment-Grade Fund	2,919,145	41,822	2,969,730	(40,218)	48,981	45,917	—	—
Vanguard STAR Core-Plus Bond Fund[2]	—	8,503,212	579,194	3,367	23,676	50,422	—	7,951,061
Vanguard U.S. Growth Fund	2,791,075	410,271	451,452	205,623	(281,968)	5,209	116,535	2,673,549
Vanguard Windsor Fund	1,836,912	219,962	107,766	9,619	(259,022)	17,171	164,630	1,699,705
Vanguard Windsor II Fund	3,321,357	324,890	234,732	22,602	(392,778)	24,020	264,389	3,041,339
Total	23,181,067	11,210,222	11,518,210	(471,312)	(763,263)	317,772	951,236	21,638,512
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Wholly owned fund, see accompanying financial statement for Vanguard STAR Core-Plus Bond Fund.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
7

STAR Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

STAR Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (41.2%)
U.S. Government Securities (15.9%)
[1]	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	17,757	17,591
	United States Treasury Note/Bond	4.500%	7/15/26	104,388	105,212
[2]	United States Treasury Note/Bond	4.375%	7/31/26	63,000	63,431
	United States Treasury Note/Bond	4.375%	8/15/26	75,488	76,040
	United States Treasury Note/Bond	4.125%	1/31/27	68,000	68,531
	United States Treasury Note/Bond	4.125%	2/28/27	142,500	143,707
	United States Treasury Note/Bond	4.500%	5/15/27	11,950	12,155
	United States Treasury Note/Bond	2.750%	7/31/27	8,651	8,493
	United States Treasury Note/Bond	4.250%	1/15/28	43,255	43,981
	United States Treasury Note/Bond	1.000%	7/31/28	2,927	2,695
	United States Treasury Note/Bond	4.125%	7/31/28	10,132	10,290
	United States Treasury Note/Bond	1.125%	8/31/28	7,119	6,566
	United States Treasury Note/Bond	4.375%	8/31/28	10,170	10,409
	United States Treasury Note/Bond	1.250%	9/30/28	54,531	50,407
[2]	United States Treasury Note/Bond	4.625%	9/30/28	24,101	24,873
[2]	United States Treasury Note/Bond	4.875%	10/31/28	23,484	24,433
[2,3]	United States Treasury Note/Bond	4.375%	11/30/28	23,182	23,749
	United States Treasury Note/Bond	3.750%	12/31/28	10,363	10,401
	United States Treasury Note/Bond	1.750%	1/31/29	5,000	4,669
	United States Treasury Note/Bond	1.875%	2/28/29	15,230	14,270
	United States Treasury Note/Bond	4.250%	2/28/29	13,188	13,467
	United States Treasury Note/Bond	2.375%	3/31/29	5,695	5,430
[3]	United States Treasury Note/Bond	2.375%	5/15/29	17,000	16,183
[2]	United States Treasury Note/Bond	4.375%	12/31/29	36,746	37,794
	United States Treasury Note/Bond	4.250%	1/31/30	36,136	36,980
	United States Treasury Note/Bond	0.625%	5/15/30	29,533	25,334
	United States Treasury Note/Bond	3.750%	5/31/30	17,200	17,205
	United States Treasury Note/Bond	4.625%	4/30/31	6,000	6,247
	United States Treasury Note/Bond	4.125%	7/31/31	25,500	25,847
[1]	United States Treasury Note/Bond	1.250%	8/15/31	27,927	23,845
	United States Treasury Note/Bond	3.750%	8/31/31	23,264	23,082
	United States Treasury Note/Bond	1.375%	11/15/31	30,569	26,119
	United States Treasury Note/Bond	4.500%	12/31/31	28,653	29,628
	United States Treasury Note/Bond	4.375%	1/31/32	28,663	29,427
[4]	United States Treasury Note/Bond	1.875%	2/15/32	29,495	25,890
	United States Treasury Note/Bond	4.125%	2/29/32	28,665	29,003
	United States Treasury Note/Bond	2.875%	5/15/32	12,000	11,210
	United States Treasury Note/Bond	2.250%	5/15/41	3,331	2,437
	United States Treasury Note/Bond	1.750%	8/15/41	3,105	2,076
	United States Treasury Note/Bond	4.375%	8/15/43	3,203	3,087
	United States Treasury Note/Bond	4.500%	2/15/44	3,036	2,966
	United States Treasury Note/Bond	4.625%	11/15/44	17,424	17,256
	United States Treasury Note/Bond	4.750%	2/15/45	38,000	38,260
	United States Treasury Note/Bond	2.500%	2/15/46	4,711	3,299
	United States Treasury Note/Bond	3.000%	5/15/47	1,040	787
	United States Treasury Note/Bond	3.000%	2/15/48	2,150	1,613
	United States Treasury Note/Bond	3.125%	5/15/48	2,406	1,845
	United States Treasury Note/Bond	3.000%	8/15/48	4,060	3,032
[3]	United States Treasury Note/Bond	3.375%	11/15/48	6,078	4,853
	United States Treasury Note/Bond	2.875%	5/15/49	4,775	3,460
	United States Treasury Note/Bond	2.375%	11/15/49	4,993	3,242
[3]	United States Treasury Note/Bond	1.375%	8/15/50	23,000	11,463
[2]	United States Treasury Note/Bond	2.375%	5/15/51	17,000	10,899
[3]	United States Treasury Note/Bond	1.875%	11/15/51	23,000	12,941
	United States Treasury Note/Bond	2.250%	2/15/52	2,363	1,461
	United States Treasury Note/Bond	4.000%	11/15/52	12,800	11,353
	United States Treasury Note/Bond	4.750%	11/15/53	15,100	15,184
	United States Treasury Note/Bond	4.250%	8/15/54	9,000	8,344
9

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Note/Bond	4.625%	2/15/55	2,200	2,176
					1,266,628
Conventional Mortgage-Backed Securities (23.9%)
[5,6]	Fannie Mae Pool	3.000%	6/1/43	5,827	5,257
[5,6]	Freddie Mac Gold Pool	3.000%	6/1/45–1/1/47	1,405	1,250
[5,6]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	262	239
[5,6]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	291	279
[5,6]	Freddie Mac Gold Pool	4.500%	9/1/35–11/1/45	3,321	3,283
[5,6]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	1,151	1,163
[5]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	8,067	7,166
[5]	Ginnie Mae I Pool	3.000%	11/15/26–3/15/46	61,647	55,759
[5]	Ginnie Mae I Pool	3.250%	8/15/42	1,432	1,316
[5]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	52,749	49,231
[5]	Ginnie Mae I Pool	3.750%	7/15/42	175	165
[5]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	2,389	2,273
[5]	Ginnie Mae I Pool	4.000%	5/15/25–7/15/46	69,509	67,129
[5]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	36,280	35,934
[5]	Ginnie Mae I Pool	5.000%	12/15/32–7/15/52	31,839	32,190
[5]	Ginnie Mae I Pool	5.500%	5/15/28–9/15/45	23,826	24,373
[5]	Ginnie Mae I Pool	6.000%	12/15/27–3/15/40	8,508	8,774
[5]	Ginnie Mae I Pool	6.500%	2/15/27–7/15/40	7,925	8,272
[5]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	907	927
[5]	Ginnie Mae I Pool	7.500%	10/15/31	455	470
[5]	Ginnie Mae I Pool	8.000%	8/15/31	182	187
[5]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	25,033	19,553
[5,7]	Ginnie Mae II Pool	2.000%	10/20/43–5/15/55	46,785	38,185
[5,7]	Ginnie Mae II Pool	2.500%	6/20/37–5/15/55	90,487	77,739
[5,7]	Ginnie Mae II Pool	3.000%	4/20/31–5/15/55	73,909	67,000
[5,7]	Ginnie Mae II Pool	3.500%	9/20/42–5/15/55	111,393	102,585
[5,7]	Ginnie Mae II Pool	4.000%	6/20/39–5/15/55	35,258	33,247
[5,7]	Ginnie Mae II Pool	4.500%	12/20/32–5/15/55	27,479	26,807
[5,7]	Ginnie Mae II Pool	5.000%	3/20/33–5/15/55	54,766	54,671
[5,7]	Ginnie Mae II Pool	5.500%	1/20/34–5/15/55	43,861	44,257
[5,7]	Ginnie Mae II Pool	6.000%	4/20/28–5/15/55	28,651	29,037
[5,7]	Ginnie Mae II Pool	6.500%	5/20/37–5/15/55	8,746	8,973
[5,6,7]	UMBS Pool	1.500%	2/1/36–1/1/51	50,329	42,706
[5,6,7]	UMBS Pool	2.000%	5/1/36–5/25/55	418,853	341,540
[5,6,7]	UMBS Pool	2.500%	7/1/27–5/25/55	262,133	221,626
[5,6,7]	UMBS Pool	3.000%	1/1/26–6/25/55	136,153	120,873
[5,6,7]	UMBS Pool	3.500%	9/1/46–5/25/55	58,208	53,809
[5,6,7]	UMBS Pool	4.000%	5/1/46–5/25/55	48,073	45,691
[5,6,7]	UMBS Pool	4.500%	12/1/40–5/25/55	42,739	41,059
[5,6,7]	UMBS Pool	5.000%	9/1/35–5/25/55	84,661	83,616
[5,6,7]	UMBS Pool	6.000%	11/1/52–5/25/55	94,201	96,230
[5,6,7]	UMBS Pool	6.500%	2/1/29–5/25/55	46,734	48,514
					1,903,355
Nonconventional Mortgage-Backed Securities (1.4%)
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.844%	8/1/43	87	89
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.580%	7.165%	9/1/44	451	466
[5,6]	Fannie Mae REMICS	1.500%	1/25/51	1,220	703
[5,6]	Fannie Mae REMICS	3.000%	4/25/40	3,289	3,054
[5,6]	Fannie Mae REMICS	5.500%	12/25/51	5,833	5,888
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.516%	7.266%	10/1/44	103	106
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	7.084%	10/1/44	448	462
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	7.305%	9/1/44	294	303
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.790%	10/1/44	435	448
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.995%	9/1/43	288	297
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	7.370%	7/1/44	102	105
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.524%	4/1/44	340	350
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.132%	8/1/43	424	437
[5,6]	Freddie Mac REMICS	2.500%	3/25/52	1,077	744
[5,6]	Freddie Mac REMICS	3.000%	9/15/44	56,299	50,734
[5]	Ginnie Mae REMICS	1.650%	11/20/45	4,799	4,468
[2,5]	Ginnie Mae REMICS	2.500%	11/20/43–10/20/49	22,355	19,760
[5]	Ginnie Mae REMICS	3.000%	7/20/44–8/20/44	5,432	4,908
[5]	Ginnie Mae REMICS	3.500%	2/20/49	2,184	2,003
[5]	Ginnie Mae REMICS	4.000%	1/20/45–12/20/48	10,693	10,311
10

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ginnie Mae REMICS	4.500%	4/16/41	3,294	3,249
					108,885
Total U.S. Government and Agency Obligations (Cost $3,262,943)					3,278,868
Asset-Backed/Commercial Mortgage-Backed Securities (5.2%)
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	316	324
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	254	260
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	165	170
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	175	183
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	256	260
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	184	187
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	182	185
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	743	753
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	288	290
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	206	207
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	669	670
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	241	245
[5,9]	American Homes 4 Rent Trust Series 2015-SFR2	3.732%	10/17/52	151	150
[5,9]	American Homes 4 Rent Trust Series 2015-SFR2	4.295%	10/17/52	143	142
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	520	537
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	1,190	1,211
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	905	882
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	595	571
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	156	156
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	258	261
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	148	151
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	130	134
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	646	672
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	599	612
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	575	585
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	330	331
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	4.465%	9/15/48	81	73
[5]	Banc of America Funding Trust Series 2006-H	5.061%	9/20/46	120	98
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	198	194
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	42	41
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	159	154
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	333	319
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	72	72
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	168	163
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	463	429
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	627	580
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	1,078	1,120
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	1,154	1,194
[5,9]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	174	177
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	242	237
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	533	513
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	146	137
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	206	209
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	231	234
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	279	285
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	677	672
[5]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	176	175
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	4,600	4,802
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	1,375	1,431
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	6,200	6,336
[5]	Bear Stearns ARM Trust Series 2006-4	4.412%	10/25/36	172	148
[5]	Bear Stearns ARM Trust Series 2007-3	4.304%	5/25/47	169	149
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	769	750
[5]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	133	131
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	651	678
[5]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	753	793
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	353	360
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	664	687
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	456	485
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,225	2,303
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	1,030	1,075
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.697%	10/16/28	219	219
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	124	126
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	88	90
11

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	383	386
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	122	123
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	134	135
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	108	109
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	78	79
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	146	149
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	123	125
[5,7]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	540	543
[5,7]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	200	201
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	496	486
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	186	178
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	169	121
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	272	260
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	357	348
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	225	217
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	144	139
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	790	775
[5]	CD Mortgage Trust Series 2018-CD7	5.001%	8/15/51	144	131
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	258	254
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	333	340
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	94	96
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	88	90
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	219	224
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	147	151
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	361	368
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	391	400
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	196	194
[5]	CHL Mortgage Pass-Through Trust Series 2006-HYB1	4.971%	3/20/36	114	105
[5]	CHL Mortgage Pass-Through Trust Series 2007-HYB2	4.380%	2/25/47	141	121
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	317	316
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	4.720%	9/10/58	203	171
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	255	248
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	134	131
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	193	177
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.395%	9/15/50	110	96
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	253	249
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	217	213
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	940	882
[5]	Citigroup Mortgage Loan Trust Series 2007-AR8	5.295%	7/25/37	8	7
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	184	186
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	1,132	1,137
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	42	41
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R06, SOFR30A + 1.700%	6.054%	7/25/43	82	82
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.303%	9/25/43	311	313
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.404%	1/25/44	1,016	1,012
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.454%	2/25/44	131	130
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.354%	5/25/44	297	296
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.354%	7/25/44	732	728
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.504%	9/25/44	601	600
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.303%	1/25/45	501	498
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.353%	2/25/45	460	458
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.804%	3/25/45	2,281	2,286
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.488%	8/15/48	224	194
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	263	257
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	68	63
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	313	305
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	180	175
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	559	488
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	113	114
[5,7,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/31	110	110
[5,7,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/31	210	210
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	139	143
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/30	57	57
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	901	847
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	630	634
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	738	749
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	864	863
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	924	924
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	1,346	1,340
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.268%	10/25/56	220	217
12

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	79	78
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	217	222
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	238	241
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	102	103
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR3	4.228%	11/25/36	74	44
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR4	5.203%	1/25/37	151	77
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	198	202
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	1,100	1,123
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	43	44
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	519	525
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	207	208
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	195	197
[5,9]	Ford Credit Auto Owner Trust Series 2020-2	1.490%	4/15/33	309	304
[5,9]	Ford Credit Auto Owner Trust Series 2021-1	1.910%	10/17/33	324	314
[5,9]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	776	788
[5,9]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	462	475
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	570	589
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	633	658
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	1,731	1,761
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	676	684
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	451	461
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	817	833
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	967	968
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	181	184
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	2,150	2,170
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	969	987
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	811	826
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	1,365	1,407
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	556	573
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	589	586
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	1,867	1,864
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	239	238
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	2,156	1,589
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	2,268	1,651
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	3,123	2,288
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	11,121	9,978
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	2,912	2,149
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	12,059	9,885
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.204%	11/25/43	204	206
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.704%	2/25/44	734	735
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.604%	5/25/44	1,124	1,123
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.404%	10/25/44	105	105
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.604%	3/25/44	647	646
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.604%	8/25/44	966	967
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.304%	1/25/45	223	221
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.304%	2/25/45	433	431
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	271	275
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	658	655
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	484	488
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	43	43
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	117	118
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	180	184
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	383	390
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	122	123
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	75	76
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	94	90
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	171	164
[5,9]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	457	468
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	507	530
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	200	210
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	939	960
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	266	271
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	129	130
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	914	919
[5]	GMACM Mortgage Loan Trust Series 2005-AR6	3.847%	11/19/35	13	11
[5,9]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	397	409
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	364	368
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	1,184	1,214
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	152	155
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	312	315
13

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	560	562
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	820	827
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	640	645
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.542%	9/10/47	893	701
[5]	GS Mortgage Securities Trust Series 2015-GC34	4.791%	10/10/48	202	141
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	127	124
[5]	GS Mortgage Securities Trust Series 2018-GS9	3.992%	3/10/51	254	249
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	197	191
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	192	178
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,020	1,813
[5,9]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	336	321
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/29	536	542
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	338	343
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	242	243
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	305	306
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	381	384
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	165	167
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	517	525
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	269	274
[5,9]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	4,790	4,922
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	275	278
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	557	560
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	268	271
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	255	259
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	1,290	1,292
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	706	733
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	388	394
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	320	324
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	315	321
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	604	619
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	119	120
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	329	328
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	209	209
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	597	596
[5,9]	IRV Trust Series 2025-200P	5.471%	3/14/47	4,010	4,016
[5,9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	5.769%	11/15/43	33	31
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	8,984	7,627
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	9,463	8,034
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	389	385
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	304	298
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	307	297
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	290	277
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	203	200
[5,9]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	189	191
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	155	158
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	91	93
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	76	78
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	245	247
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	266	267
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	216	215
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	148	147
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	269	272
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	564	567
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	416	426
[5]	MASTR Adjustable Rate Mortgages Trust Series 2004-3	6.466%	4/25/34	1	1
[5,8]	Merrill Lynch Mortgage Investors Trust Series 2003-A2, TSFR6M + 1.928%	6.144%	2/25/33	7	7
[5]	Merrill Lynch Mortgage Investors Trust Series 2003-A4	6.887%	7/25/33	6	6
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.112%	7/15/46	171	149
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	126	123
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	147	145
[5,9]	Morgan Stanley Capital I Trust Series 2014-150E	3.912%	9/9/32	404	358
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	290	286
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	181	177
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	176	165
[5]	Morgan Stanley Mortgage Loan Trust Series 2006-8AR	6.265%	6/25/36	69	66
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	636	604
[5,9]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	63	63
[5,9]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	246	248
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	212	214
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	288	291
14

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	256	257
[5,9]	OBX Series 2023-INV1	3.000%	1/25/52	14,426	12,224
[5,9]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	469	472
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	59,160	58,476
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	23,447	23,516
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/56	45,000	44,564
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/56	25,000	25,050
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	180	175
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	149	149
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	145	146
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	408	388
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	379	359
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	568	530
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	1,016	953
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	1,114	1,042
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	1,033	970
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	194	182
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	2,970	2,774
[5]	RFMSI Trust Series 2006-SA2	5.692%	8/25/36	250	174
[5]	RFMSI Trust Series 2006-SA3	6.255%	9/25/36	92	47
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	304	307
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	101	101
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	425	433
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	338	350
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	223	225
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	432	442
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	469	482
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	1,149	1,167
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	1,231	1,254
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	1,304	1,331
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	569	575
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	1,074	1,076
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	726	729
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	2,433	2,444
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	1,947	1,941
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	430	432
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	17,750	17,821
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	606	615
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	281	286
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	275	282
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	59	61
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	179	182
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	143	144
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	57	57
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	195	199
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	274	279
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	211	215
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	249	255
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	281	286
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	336	338
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	533	531
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	84	85
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	497	498
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/41	1,370	1,196
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	87	86
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	184	181
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	233	230
[5,9]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	36	36
[5,9]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	25	25
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	2,287	2,313
[5,9]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	162	163
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	244	249
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	243	248
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	1,215	1,226
[5,9]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	1,117	924
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	929	956
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	245	247
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	1,136	1,159
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	720	703
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	293	287
15

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	797	810
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	346	338
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	214	218
[5,9]	Verizon Master Trust Series 2023-3	4.880%	4/21/31	1,090	1,099
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	1,680	1,734
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	2,100	2,107
[5,9]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	169	175
[5,9]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	2,386	2,430
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	479	487
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	594	606
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	1,048	1,068
[5,9]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	297	303
[5,9]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	2,010	1,990
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	317	312
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	322	324
[5]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	206	208
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	72	73
[5,9]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	262	266
[5,9]	Verizon Master Trust Series 2025-2	5.340%	1/20/33	263	267
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	1,150	1,154
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	1,860	1,877
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	1,600	1,613
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR18	6.343%	1/25/33	2	2
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR7	6.568%	8/25/33	8	7
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9	6.552%	9/25/33	12	12
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.458%	8/15/50	287	178
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.699%	9/15/58	248	232
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	292	283
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	353	346
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	127	124
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	126	124
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	177	163
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	276	272
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	175	171
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	843	837
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	83	82
[5]	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14	7.387%	10/25/36	75	67
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	260	250
[5,9]	WFLD Mortgage Trust Series 2014-MONT	3.880%	8/10/31	1,461	1,374
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.378%	5/15/47	392	349
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.513%	5/15/47	229	138
[5]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	330	336
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	466	474
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	240	245
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	248	253
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	348	353
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	636	647
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $413,347)					414,206
Corporate Bonds (33.9%)
Communications (1.7%)
[9]	AMC Networks Inc.	10.250%	1/15/29	1,561	1,614
	AMC Networks Inc.	4.250%	2/15/29	105	77
	America Movil SAB de CV	4.375%	4/22/49	2,799	2,281
[5,10]	AT&T Inc.	2.900%	12/4/26	519	672
	AT&T Inc.	1.650%	2/1/28	2,222	2,074
[5]	AT&T Inc.	4.100%	2/15/28	2,179	2,172
	AT&T Inc.	4.350%	3/1/29	1,123	1,122
[11]	AT&T Inc.	3.600%	6/1/33	500	568
	AT&T Inc.	5.400%	2/15/34	7,294	7,445
[11]	AT&T Inc.	4.050%	6/1/37	300	341
	AT&T Inc.	3.500%	6/1/41	3,486	2,670
[9]	CCO Holdings LLC	5.375%	6/1/29	179	175
[9]	CCO Holdings LLC	4.750%	3/1/30	102	96
[9]	CCO Holdings LLC	4.500%	8/15/30	2,200	2,044
[9]	CCO Holdings LLC	4.250%	2/1/31	19	17
	CCO Holdings LLC	4.500%	5/1/32	400	356
	Charter Communications Operating LLC	3.750%	2/15/28	2,398	2,327
	Charter Communications Operating LLC	4.200%	3/15/28	3,362	3,303
16

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	2.250%	1/15/29	3,700	3,353
	Charter Communications Operating LLC	5.050%	3/30/29	1,585	1,581
	Charter Communications Operating LLC	6.100%	6/1/29	790	817
	Charter Communications Operating LLC	6.484%	10/23/45	7,000	6,524
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	600	580
	Comcast Corp.	3.550%	5/1/28	1,488	1,462
	Comcast Corp.	4.150%	10/15/28	234	234
	Comcast Corp.	5.100%	6/1/29	1,689	1,742
	Comcast Corp.	3.900%	3/1/38	3,903	3,345
	Comcast Corp.	3.750%	4/1/40	2,545	2,084
	Comcast Corp.	3.400%	7/15/46	3,755	2,647
	Comcast Corp.	4.000%	8/15/47	4,803	3,662
[9]	CSC Holdings LLC	4.500%	11/15/31	2,800	1,905
[9]	Directv Financing LLC	5.875%	8/15/27	58	56
	Discovery Communications LLC	3.950%	3/20/28	1,110	1,062
[9]	DISH Network Corp.	11.750%	11/15/27	152	160
	Expedia Group Inc.	4.625%	8/1/27	3,839	3,842
	Fox Corp.	4.709%	1/25/29	2,293	2,289
[9]	Frontier Communications Holdings LLC	5.000%	5/1/28	132	131
[9]	Intelsat Jackson Holdings SA	6.500%	3/15/30	45	44
[9]	Level 3 Financing Inc.	10.000%	10/15/32	65	65
[9]	Midcontinent Communications	8.000%	8/15/32	2,245	2,292
	NBCUniversal Media LLC	4.450%	1/15/43	2,246	1,908
	Paramount Global	2.900%	1/15/27	811	787
	Paramount Global	3.375%	2/15/28	146	141
	Paramount Global	3.700%	6/1/28	334	325
	Paramount Global	4.950%	1/15/31	3,000	2,901
	Paramount Global	4.200%	5/19/32	11,469	10,280
	Paramount Global	6.375%	3/30/62	97	93
	Rogers Communications Inc.	3.200%	3/15/27	1,968	1,925
	Rogers Communications Inc.	5.000%	2/15/29	3,982	4,016
	Rogers Communications Inc.	7.000%	4/15/55	245	246
[9]	Scripps Escrow Inc.	5.875%	7/15/27	72	57
[9]	Scripps Escrow II Inc.	3.875%	1/15/29	18	14
	Sprint Capital Corp.	6.875%	11/15/28	6,342	6,782
	Telefonica Emisiones SA	4.103%	3/8/27	120	119
	T-Mobile USA Inc.	2.050%	2/15/28	851	800
	T-Mobile USA Inc.	4.950%	3/15/28	2,979	3,025
	T-Mobile USA Inc.	4.850%	1/15/29	3,669	3,708
	T-Mobile USA Inc.	3.375%	4/15/29	1,769	1,687
	T-Mobile USA Inc.	4.200%	10/1/29	2,440	2,410
	Uber Technologies Inc.	4.300%	1/15/30	5,830	5,774
[9]	Univision Communications Inc.	8.000%	8/15/28	11	11
[9]	Univision Communications Inc.	7.375%	6/30/30	19	17
[9]	Univision Communications Inc.	8.500%	7/31/31	2,545	2,407
	Verizon Communications Inc.	2.100%	3/22/28	5,434	5,129
	Verizon Communications Inc.	4.016%	12/3/29	4,353	4,273
[10]	Verizon Communications Inc.	2.500%	4/8/31	500	580
	Walt Disney Co.	3.500%	5/13/40	3,365	2,726
	Warnermedia Holdings Inc.	3.755%	3/15/27	5,622	5,471
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,380	1,291
					138,134
Consumer Discretionary (2.0%)
[9]	1011778 BC ULC	3.875%	1/15/28	149	143
[9]	1011778 BC ULC	4.375%	1/15/28	41	40
[9]	1011778 BC ULC	6.125%	6/15/29	2,500	2,544
[9]	1011778 BC ULC	5.625%	9/15/29	34	34
[9]	Air Canada	3.875%	8/15/26	103	101
[9]	American Airlines Inc.	7.250%	2/15/28	1,145	1,131
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	114	110
[5]	American Honda Finance Corp.	4.900%	7/9/27	2,396	2,424
[5]	American Honda Finance Corp.	4.450%	10/22/27	1,588	1,594
[5]	American Honda Finance Corp.	4.400%	9/5/29	1,642	1,632
	Asbury Automotive Group Inc.	4.500%	3/1/28	23	22
	AutoZone Inc.	3.750%	6/1/27	787	777
	AutoZone Inc.	4.500%	2/1/28	2,136	2,148
	Bath & Body Works Inc.	5.250%	2/1/28	2,100	2,080
[9]	Belron UK Finance plc	5.750%	10/15/29	2,000	1,996
[9]	BMW US Capital LLC	4.600%	8/13/27	1,646	1,651
17

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Caesars Entertainment Inc.	6.000%	10/15/32	2,200	2,074
[9]	Carnival Corp.	5.750%	3/15/30	400	398
[9]	Champ Acquisition Corp.	8.375%	12/1/31	1,922	2,030
[9]	Churchill Downs Inc.	5.500%	4/1/27	166	165
[9]	Churchill Downs Inc.	4.750%	1/15/28	103	100
[9]	Clarios Global LP	6.750%	2/15/30	2,050	2,087
	Dana Inc.	5.625%	6/15/28	49	49
[9]	Delta Air Lines Inc.	4.750%	10/20/28	4,542	4,502
[5,11]	Deutsche Lufthansa AG	2.875%	5/16/27	600	682
[5]	Duke University	2.832%	10/1/55	2,452	1,517
[9]	El Puerto de Liverpool SAB de CV	6.255%	1/22/32	1,218	1,242
[9]	ERAC USA Finance LLC	4.600%	5/1/28	1,042	1,050
[9]	ERAC USA Finance LLC	5.000%	2/15/29	1,884	1,915
[5,11]	Flutter Treasury DAC	5.000%	4/29/29	1,900	2,226
	Ford Motor Credit Co. LLC	6.950%	3/6/26	1,810	1,830
	Ford Motor Credit Co. LLC	6.950%	6/10/26	342	345
	Ford Motor Credit Co. LLC	2.700%	8/10/26	477	458
	Ford Motor Credit Co. LLC	5.125%	11/5/26	1,642	1,625
	Ford Motor Credit Co. LLC	4.271%	1/9/27	243	236
	Ford Motor Credit Co. LLC	5.800%	3/5/27	3,175	3,158
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,609	1,601
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,974	1,931
	Ford Motor Credit Co. LLC	4.125%	8/17/27	1,359	1,303
	Ford Motor Credit Co. LLC	3.815%	11/2/27	288	273
	Ford Motor Credit Co. LLC	7.350%	11/4/27	3,001	3,084
	Ford Motor Credit Co. LLC	2.900%	2/16/28	288	264
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,320	1,340
	Ford Motor Credit Co. LLC	5.800%	3/8/29	733	720
	Ford Motor Credit Co. LLC	5.113%	5/3/29	451	432
[9]	Garda World Security Corp.	6.000%	6/1/29	400	374
	General Motors Financial Co. Inc.	5.400%	4/6/26	2,697	2,704
	General Motors Financial Co. Inc.	1.500%	6/10/26	527	508
[5,10]	General Motors Financial Co. Inc.	5.150%	8/15/26	832	1,107
	General Motors Financial Co. Inc.	4.000%	10/6/26	1,124	1,110
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,153	1,143
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,976	1,887
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,999	3,002
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,935	2,965
	General Motors Financial Co. Inc.	5.350%	7/15/27	2,169	2,192
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,605	1,526
	General Motors Financial Co. Inc.	5.050%	4/4/28	3,654	3,665
	General Motors Financial Co. Inc.	2.400%	4/10/28	1,186	1,102
	General Motors Financial Co. Inc.	2.400%	10/15/28	2,446	2,242
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,893	1,829
	General Motors Financial Co. Inc.	4.900%	10/6/29	1,877	1,847
[5]	Georgetown University	2.943%	4/1/50	3,207	2,081
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	395	376
[9]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	2,836	2,717
[9]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	404	404
[9]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	73	74
	Home Depot Inc.	5.950%	4/1/41	293	306
	Home Depot Inc.	4.400%	3/15/45	1,756	1,494
	Home Depot Inc.	4.250%	4/1/46	585	485
	Home Depot Inc.	3.900%	6/15/47	2,349	1,827
	Home Depot Inc.	5.300%	6/25/54	2,552	2,420
[9]	JetBlue Airways Corp.	9.875%	9/20/31	285	263
	Leland Stanford Junior University	3.647%	5/1/48	4,015	3,076
[9]	Lithia Motors Inc.	4.625%	12/15/27	121	117
[9]	Live Nation Entertainment Inc.	6.500%	5/15/27	315	319
[9]	Live Nation Entertainment Inc.	3.750%	1/15/28	2,100	2,014
	Marriott International Inc.	5.000%	10/15/27	1,755	1,779
	MGM Resorts International	6.125%	9/15/29	245	244
[9]	Mileage Plus Holdings LLC	6.500%	6/20/27	5,472	5,489
[9]	MIWD Holdco II LLC	5.500%	2/1/30	185	167
	Mohawk Industries Inc.	5.850%	9/18/28	586	607
[9]	NCL Corp. Ltd.	5.875%	2/15/27	65	65
[9]	NCL Corp. Ltd.	7.750%	2/15/29	400	413
[9]	NCL Corp. Ltd.	6.750%	2/1/32	226	221
	Newell Brands Inc.	5.700%	4/1/26	22	22
	Newell Brands Inc.	6.375%	9/15/27	159	156
18

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	6.625%	9/15/29	133	125
	Newell Brands Inc.	6.375%	5/15/30	2,100	1,913
	Newell Brands Inc.	7.000%	4/1/46	44	34
	NIKE Inc.	3.625%	5/1/43	2,699	2,111
[5]	Northeastern University	2.894%	10/1/50	4,491	2,923
	Paychex Inc.	5.600%	4/15/35	3,310	3,362
	President & Fellows of Harvard College	3.150%	7/15/46	4,441	3,145
	President & Fellows of Harvard College	3.745%	11/15/52	1,781	1,348
[5,12]	Qantas Airways Ltd.	4.750%	10/12/26	530	340
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	490	297
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/31	49	48
[5]	Rockefeller Foundation	2.492%	10/1/50	9,399	5,547
[9]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	46	46
[9]	Saks Global Enterprises LLC	11.000%	12/15/29	55	33
	Six Flags Entertainment Corp.	5.375%	4/15/27	33	33
	Southwest Airlines Co.	3.000%	11/15/26	345	335
	Southwest Airlines Co.	5.125%	6/15/27	2,887	2,895
	Southwest Airlines Co.	3.450%	11/16/27	532	516
	Tapestry Inc.	5.100%	3/11/30	673	675
	Thomas Jefferson University	3.847%	11/1/57	2,133	1,490
	Toll Brothers Finance Corp.	3.800%	11/1/29	312	299
[5]	Toyota Motor Credit Corp.	1.900%	4/6/28	1,216	1,141
	Toyota Motor Credit Corp.	4.550%	8/9/29	914	920
[9]	United Airlines Inc.	4.375%	4/15/26	117	115
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	70	71
[5]	University of Chicago	2.761%	4/1/45	2,191	1,664
	University of Southern California	4.976%	10/1/53	1,060	977
[11]	Volkswagen Financial Services AG	3.625%	5/19/29	900	1,025
[9]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	31	31
[9]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	1	1
[9]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	991	1,006
[9]	Wayfair LLC	7.250%	10/31/29	21	19
[9]	WK Kellogg Foundation Trust	2.443%	10/1/50	9,178	5,318
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	242	232
[5]	Yale University	2.402%	4/15/50	5,050	2,970
					156,408
Consumer Staples (2.8%)
[9]	Albertsons Cos. Inc.	6.250%	3/15/33	3,348	3,397
	Altria Group Inc.	4.875%	2/4/28	2,338	2,364
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	1,603	1,550
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	43,309	39,445
[5,11]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	700	773
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	733	744
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,151	4,000
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	16,038	15,867
	BAT Capital Corp.	4.700%	4/2/27	4,196	4,214
	BAT Capital Corp.	3.557%	8/15/27	7,901	7,755
	BAT Capital Corp.	2.259%	3/25/28	3,827	3,599
	BAT Capital Corp.	4.906%	4/2/30	625	628
	BAT International Finance plc	4.448%	3/16/28	2,814	2,815
	BAT International Finance plc	5.931%	2/2/29	9,482	9,920
[5,11]	BAT International Finance plc	4.125%	4/12/32	4,400	5,088
[5,11]	British American Tobacco plc	3.000%	Perpetual	1,234	1,375
[9]	Cargill Inc.	4.760%	11/23/45	3,817	3,368
[5]	Cencosud SA	4.375%	7/17/27	374	370
	Conagra Brands Inc.	1.375%	11/1/27	718	663
[11]	Danone SA	1.000%	Perpetual	800	864
	Dollar General Corp.	4.625%	11/1/27	953	955
[9]	Energizer Holdings Inc.	4.750%	6/15/28	201	194
[9]	Energizer Holdings Inc.	4.375%	3/31/29	2,700	2,521
	General Mills Inc.	4.875%	1/30/30	2,066	2,089
[5,10]	Imperial Brands Finance plc	5.500%	9/28/26	508	682
[5,11]	Imperial Brands Finance plc	3.875%	2/12/34	925	1,024
	JBS USA Holding Lux Sarl	5.125%	2/1/28	624	632
	JBS USA Holding Lux Sarl	5.500%	1/15/30	2,124	2,159
[9]	JBS USA LUX Sarl	5.950%	4/20/35	13,380	13,805
[9]	JBS USA LUX Sarl	6.375%	2/25/55	8,580	8,707
[9]	KeHE Distributors LLC	9.000%	2/15/29	428	438
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,920	2,934
19

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	3.750%	4/1/30	289	278
[9]	Lamb Weston Holdings Inc.	4.875%	5/15/28	215	212
[9]	Lamb Weston Holdings Inc.	4.375%	1/31/32	400	367
[9]	Mars Inc.	4.550%	4/20/28	1,944	1,963
[9]	Mars Inc.	5.000%	3/1/32	6,750	6,805
[9]	Mars Inc.	5.200%	3/1/35	3,200	3,214
[9]	Mars Inc.	5.650%	5/1/45	6,038	5,976
[9]	Mars Inc.	5.700%	5/1/55	5,623	5,540
[9]	Mars Inc.	5.800%	5/1/65	1,203	1,184
	McCormick & Co. Inc.	3.400%	8/15/27	985	966
[9]	Nestle Holdings Inc.	4.000%	9/24/48	5,090	4,078
[9]	Opal Bidco SAS	6.500%	3/31/32	3,450	3,454
[9]	Performance Food Group Inc.	5.500%	10/15/27	136	135
	Philip Morris International Inc.	4.375%	11/1/27	1,928	1,937
	Philip Morris International Inc.	3.125%	3/2/28	1,072	1,042
	Philip Morris International Inc.	5.125%	2/15/30	3,851	3,953
[11]	Philip Morris International Inc.	0.800%	8/1/31	100	97
	Philip Morris International Inc.	4.875%	4/30/35	7,030	6,893
[11]	Philip Morris International Inc.	1.450%	8/1/39	300	241
	Philip Morris International Inc.	4.125%	3/4/43	2,227	1,823
	Philip Morris International Inc.	4.875%	11/15/43	378	339
[9]	Post Holdings Inc.	6.375%	3/1/33	600	595
	Sysco Corp.	3.250%	7/15/27	1,467	1,432
	Sysco Corp.	2.400%	2/15/30	407	368
	Target Corp.	2.950%	1/15/52	4,380	2,743
	Tyson Foods Inc.	3.550%	6/2/27	2,391	2,353
[9]	US Foods Inc.	6.875%	9/15/28	121	124
	Walmart Inc.	4.900%	4/28/35	14,830	15,018
	Walmart Inc.	4.500%	4/15/53	4,461	3,888
					221,957
Energy (2.7%)
[9]	Antero Midstream Partners LP	5.750%	3/1/27	45	45
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	1,400	1,382
[9]	Blue Racer Midstream LLC	6.625%	7/15/26	840	836
[9]	Blue Racer Midstream LLC	7.000%	7/15/29	384	391
[5,11]	BP Capital Markets BV	0.933%	12/4/40	2,300	1,638
[11]	BP Capital Markets plc	3.625%	Perpetual	1,160	1,286
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,797	4,734
	Cenovus Energy Inc.	4.250%	4/15/27	40	40
	Chevron Corp.	3.078%	5/11/50	3,640	2,402
[9]	Civitas Resources Inc.	8.375%	7/1/28	160	157
[9]	Civitas Resources Inc.	8.750%	7/1/31	200	190
	ConocoPhillips Co.	4.300%	11/15/44	2,005	1,624
	ConocoPhillips Co.	3.800%	3/15/52	3,458	2,470
	ConocoPhillips Co.	5.700%	9/15/63	2,513	2,343
	ConocoPhillips Co.	5.650%	1/15/65	2,275	2,094
[9]	Continental Resources Inc.	2.268%	11/15/26	1,354	1,295
	Coterra Energy Inc.	3.900%	5/15/27	826	814
[9]	Diamond Foreign Asset Co.	8.500%	10/1/30	121	116
[9]	DT Midstream Inc.	4.125%	6/15/29	2,442	2,291
[9]	DT Midstream Inc.	4.375%	6/15/31	215	198
[9]	EIG Pearl Holdings Sarl	4.387%	11/30/46	3,936	3,050
	Enbridge Inc.	3.700%	7/15/27	1,681	1,657
	Enbridge Inc.	3.125%	11/15/29	1,269	1,189
	Energy Transfer LP	6.050%	12/1/26	2,691	2,745
	Energy Transfer LP	4.000%	10/1/27	661	652
	Energy Transfer LP	4.950%	5/15/28	3,101	3,127
	Energy Transfer LP	4.150%	9/15/29	3,208	3,116
	Energy Transfer LP	5.200%	4/1/30	825	833
	Energy Transfer LP	6.000%	6/15/48	5,000	4,641
	Energy Transfer LP	5.950%	5/15/54	5,000	4,537
	Enterprise Products Operating LLC	4.800%	2/1/49	2,545	2,162
	Enterprise Products Operating LLC	4.200%	1/31/50	5,090	3,930
	EOG Resources Inc.	4.950%	4/15/50	4,621	4,022
[9]	EQT Corp.	3.125%	5/15/26	139	136
[9]	EQT Corp.	4.500%	1/15/29	10	10
[9]	EQT Corp.	7.500%	6/1/30	5	5
[7,9]	Excelerate Energy LP	8.000%	5/15/30	245	249
	Exxon Mobil Corp.	4.114%	3/1/46	4,716	3,827
20

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	1,210	1,166
	Genesis Energy LP	8.000%	5/15/33	27	26
[9]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	2,149	2,204
[9]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	4,998	4,947
[9]	Helmerich & Payne Inc.	4.650%	12/1/27	1,190	1,182
[9]	Helmerich & Payne Inc.	4.850%	12/1/29	700	663
	Hess Corp.	5.800%	4/1/47	5,000	4,893
[9]	Hess Midstream Operations LP	6.500%	6/1/29	107	109
	Kinder Morgan Inc.	1.750%	11/15/26	1,478	1,421
[7]	Kinder Morgan Inc.	5.850%	6/1/35	14,800	15,020
[9]	Kinetik Holdings LP	6.625%	12/15/28	103	104
	Marathon Petroleum Corp.	3.800%	4/1/28	792	778
	Marathon Petroleum Corp.	5.150%	3/1/30	2,410	2,430
[9]	Matador Resources Co.	6.250%	4/15/33	15	14
	Occidental Petroleum Corp.	5.000%	8/1/27	1,240	1,240
	Occidental Petroleum Corp.	6.375%	9/1/28	3,639	3,737
	ONEOK Inc.	4.350%	3/15/29	2,595	2,554
	ONEOK Inc.	5.375%	6/1/29	968	986
	Ovintiv Inc.	5.650%	5/15/28	1,960	1,997
[9]	Permian Resources Operating LLC	5.375%	1/15/26	98	97
[9]	Permian Resources Operating LLC	8.000%	4/15/27	1,647	1,675
	Petrobras Global Finance BV	5.999%	1/27/28	121	123
[9]	Petronas Capital Ltd.	4.950%	1/3/31	9,200	9,344
[9]	Petronas Capital Ltd.	5.340%	4/3/35	14,267	14,532
[9]	Petronas Capital Ltd.	5.848%	4/3/55	7,600	7,617
	Phillips 66	3.900%	3/15/28	489	482
	Phillips 66 Co.	4.950%	12/1/27	1,966	1,991
[5]	Raizen Fuels Finance SA	6.450%	3/5/34	10,000	9,922
[9]	Raizen Fuels Finance SA	6.950%	3/5/54	7,900	7,458
	Range Resources Corp.	8.250%	1/15/29	167	171
[9]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,380	1,403
[5]	Shell Finance US Inc.	4.375%	5/11/45	5,247	4,393
[5]	Shell Finance US Inc.	4.000%	5/10/46	1,135	897
[5]	Shell Finance US Inc.	3.750%	9/12/46	8,575	6,488
[5]	Shell Finance US Inc.	3.250%	4/6/50	2,985	2,011
[9]	Tallgrass Energy Partners LP	7.375%	2/15/29	280	279
	Targa Resources Corp.	5.200%	7/1/27	2,412	2,445
	Targa Resources Corp.	6.150%	3/1/29	847	884
	TotalEnergies Capital International SA	2.986%	6/29/41	374	268
	TotalEnergies Capital SA	5.425%	9/10/64	2,336	2,133
[5,11]	TotalEnergies SE	1.625%	Perpetual	243	261
[5,11]	TotalEnergies SE	2.000%	Perpetual	7,071	7,800
	TransCanada PipeLines Ltd.	4.100%	4/15/30	810	783
[9]	Transocean Inc.	8.250%	5/15/29	162	131
[9]	Transocean Inc.	8.750%	2/15/30	90	87
[9]	Transocean Inc.	8.500%	5/15/31	1,100	856
[9]	Valaris Ltd.	8.375%	4/30/30	115	108
	Valero Energy Corp.	5.150%	2/15/30	516	522
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	83	76
[9]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	265	266
[9]	Venture Global LNG Inc.	9.500%	2/1/29	555	575
[9]	Venture Global LNG Inc.	8.375%	6/1/31	2,500	2,410
	Williams Cos. Inc.	5.300%	8/15/28	4,144	4,239
	Williams Cos. Inc.	4.800%	11/15/29	917	923
	Williams Cos. Inc.	4.900%	1/15/45	3,000	2,559
	Williams Cos. Inc.	6.000%	3/15/55	5,000	4,885
					212,799
Financials (12.1%)
[9]	200 Park Funding Trust	5.740%	2/15/55	8,242	8,032
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,875	1,871
[5]	Air Lease Corp.	3.750%	6/1/26	203	201
	Air Lease Corp.	2.200%	1/15/27	1,478	1,421
	Air Lease Corp.	5.300%	2/1/28	763	776
	Air Lease Corp.	5.100%	3/1/29	2,443	2,476
[5]	Air Lease Corp.	3.000%	2/1/30	1,303	1,200
[5,10]	Akelius Residential Property AB	2.375%	8/15/25	1,369	1,808
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	85	84
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,414	1,295
[9]	Alliant Holdings Intermediate LLC	6.750%	4/15/28	98	99
21

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	800	812
	Allstate Corp.	4.200%	12/15/46	2,414	1,915
[11]	Altarea SCA	5.500%	10/2/31	200	236
	American Express Co.	5.043%	7/26/28	1,082	1,097
	American Express Co.	5.282%	7/27/29	1,059	1,086
	American Express Co.	5.532%	4/25/30	1,110	1,148
	American Express Co.	5.085%	1/30/31	1,651	1,681
	American Homes 4 Rent LP	4.900%	2/15/29	156	157
	American International Group Inc.	4.200%	4/1/28	244	242
[9]	American National Global Funding	5.550%	1/28/30	799	817
	American National Group Inc.	5.750%	10/1/29	975	991
	American Tower Corp.	3.550%	7/15/27	559	549
	American Tower Corp.	3.600%	1/15/28	353	345
	American Tower Corp.	5.800%	11/15/28	659	686
	American Tower Corp.	3.950%	3/15/29	1,532	1,494
	Ameriprise Financial Inc.	5.700%	12/15/28	2,201	2,305
[9]	AmWINS Group Inc.	6.375%	2/15/29	136	138
[9]	AmWINS Group Inc.	4.875%	6/30/29	2,302	2,192
[9]	Antares Holdings LP	2.750%	1/15/27	1,231	1,170
[9]	Antares Holdings LP	7.950%	8/11/28	978	1,030
[9]	Antares Holdings LP	6.350%	10/23/29	627	625
	Aon Corp.	2.850%	5/28/27	1,362	1,323
	Ares Capital Corp.	2.150%	7/15/26	355	342
	Ares Capital Corp.	7.000%	1/15/27	1,964	2,016
[9]	Ares Strategic Income Fund	5.700%	3/15/28	1,310	1,309
[9]	Ares Strategic Income Fund	6.350%	8/15/29	2,164	2,200
[5,11]	Aroundtown SA	0.000%	7/16/26	100	109
[5,11]	Aroundtown SA	0.375%	4/15/27	400	427
[5,11]	Aroundtown SA	1.450%	7/9/28	200	213
[5,11]	Aroundtown SA	4.800%	7/16/29	100	118
[5,10]	Aroundtown SA	3.625%	4/10/31	300	344
	Arthur J Gallagher & Co.	4.600%	12/15/27	879	885
	Arthur J Gallagher & Co.	4.850%	12/15/29	974	986
	Associated Banc-Corp.	6.455%	8/29/30	254	255
	Assurant Inc.	4.900%	3/27/28	101	101
	Athene Holding Ltd.	4.125%	1/12/28	1,595	1,572
[11]	Athora Holding Ltd.	6.625%	6/16/28	503	614
[11]	Athora Holding Ltd.	5.875%	9/10/34	800	941
[12]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	1,033	678
[5,8,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.524%	5/16/33	687	449
	AvalonBay Communities Inc.	1.900%	12/1/28	48	44
[10]	Aviva plc	6.125%	9/12/54	1,000	1,291
[5,11]	AXA SA	3.250%	5/28/49	1,024	1,150
[11]	Balder Finland OYJ	2.000%	1/18/31	300	307
[11]	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	800	917
[9]	Banco de Credito del Peru SA	6.450%	7/30/35	4,090	4,081
[5,11]	Banco Santander SA	4.625%	10/18/27	1,000	1,164
[5]	Bank of America Corp.	1.658%	3/11/27	2,466	2,406
[5]	Bank of America Corp.	3.559%	4/23/27	1,428	1,414
	Bank of America Corp.	1.734%	7/22/27	6,807	6,581
	Bank of America Corp.	5.933%	9/15/27	2,766	2,818
[5]	Bank of America Corp.	2.551%	2/4/28	4,228	4,091
[5]	Bank of America Corp.	3.705%	4/24/28	2,325	2,292
	Bank of America Corp.	4.376%	4/27/28	2,540	2,536
[5]	Bank of America Corp.	4.948%	7/22/28	3,616	3,655
	Bank of America Corp.	6.204%	11/10/28	2,051	2,133
[5]	Bank of America Corp.	3.419%	12/20/28	5,375	5,229
[5]	Bank of America Corp.	3.970%	3/5/29	719	709
	Bank of America Corp.	5.202%	4/25/29	3,935	4,019
[5]	Bank of America Corp.	2.087%	6/14/29	947	882
[5]	Bank of America Corp.	4.271%	7/23/29	670	665
[5]	Bank of America Corp.	3.194%	7/23/30	1,467	1,383
	Bank of America Corp.	5.162%	1/24/31	1,738	1,770
	Bank of America Corp.	5.518%	10/25/35	4,076	3,989
	Bank of America Corp.	5.511%	1/24/36	5,517	5,593
[5]	Bank of America Corp.	4.244%	4/24/38	9,488	8,476
[5]	Bank of America Corp.	4.078%	4/23/40	2,471	2,114
[5]	Bank of America Corp.	2.676%	6/19/41	5,698	4,036
	Bank of America Corp.	3.311%	4/22/42	6,852	5,132
22

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of America Corp.	4.443%	1/20/48	1,729	1,445
[5]	Bank of America Corp.	4.330%	3/15/50	1,555	1,258
[5]	Bank of America Corp.	4.083%	3/20/51	460	355
[5]	Bank of America Corp.	2.831%	10/24/51	1,203	734
[5,11]	Bank of Cyprus PCL	2.500%	6/24/27	1,310	1,464
[5,11]	Bank of Cyprus PCL	5.000%	5/2/29	1,943	2,288
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,445	1,454
[5]	Bank of New York Mellon Corp.	4.975%	3/14/30	1,154	1,178
	Bank of Nova Scotia	5.250%	6/12/28	1,060	1,089
	Bank of Nova Scotia	5.130%	2/14/31	1,217	1,235
[5,11]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	1,500	1,659
	Barclays plc	5.200%	5/12/26	1,421	1,423
	Barclays plc	6.496%	9/13/27	488	499
	Barclays plc	2.279%	11/24/27	504	486
	Barclays plc	5.501%	8/9/28	1,280	1,300
	Barclays plc	4.942%	9/10/30	1,407	1,406
[10]	Barclays plc	3.750%	11/22/30	223	293
[5,11]	Bayerische Landesbank	1.000%	9/23/31	100	110
	BlackRock Funding Inc.	5.250%	3/14/54	4,151	3,931
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	2,530	2,796
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	474	517
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	768	819
[5,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	101	124
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	8,500	9,036
[11]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	136	154
	Blackstone Secured Lending Fund	5.350%	4/13/28	1,951	1,947
	Blue Owl Capital Corp.	3.400%	7/15/26	983	955
	Blue Owl Capital Corp.	5.950%	3/15/29	3,105	3,082
[9]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	1,218	1,207
[5,11]	BNP Paribas SA	0.875%	7/11/30	500	514
[5,10]	BNP Paribas SA	2.000%	5/24/31	600	772
[5,11]	BNP Paribas SA	1.125%	1/15/32	300	327
[5,11]	BNP Paribas SA	0.875%	8/31/33	2,900	3,019
	Boston Properties LP	2.750%	10/1/26	863	837
	Boston Properties LP	6.750%	12/1/27	884	923
[10]	BPCE SA	5.250%	4/16/29	400	530
[10]	BPCE SA	2.500%	11/30/32	4,900	6,054
	Brixmor Operating Partnership LP	3.900%	3/15/27	492	486
	Brixmor Operating Partnership LP	2.250%	4/1/28	295	275
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	779	793
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	1,853	1,866
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,956	2,006
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,407	1,402
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	973	992
	Capital One Financial Corp.	3.750%	3/9/27	1,191	1,176
	Capital One Financial Corp.	7.149%	10/29/27	699	723
	Capital One Financial Corp.	1.878%	11/2/27	1,183	1,135
	Capital One Financial Corp.	3.800%	1/31/28	1,220	1,196
	Capital One Financial Corp.	5.468%	2/1/29	864	881
	Capital One Financial Corp.	6.312%	6/8/29	5,590	5,825
	Capital One Financial Corp.	5.700%	2/1/30	3,014	3,088
	Capital One Financial Corp.	3.273%	3/1/30	1,239	1,167
	Capital One Financial Corp.	5.463%	7/26/30	7,336	7,455
	Capital One Financial Corp.	6.183%	1/30/36	25,000	24,636
	Charles Schwab Corp.	2.000%	3/20/28	57	54
	Charles Schwab Corp.	5.643%	5/19/29	3,272	3,392
	Chubb INA Holdings LLC	4.350%	11/3/45	3,817	3,246
[9]	Citadel Finance LLC	5.900%	2/10/30	1,322	1,313
	Citibank NA	4.876%	11/19/27	2,523	2,540
	Citibank NA	5.803%	9/29/28	1,461	1,529
	Citigroup Inc.	3.200%	10/21/26	3,327	3,273
	Citigroup Inc.	4.300%	11/20/26	1,326	1,322
	Citigroup Inc.	4.450%	9/29/27	1,682	1,677
[5]	Citigroup Inc.	3.887%	1/10/28	1,285	1,271
[5]	Citigroup Inc.	3.070%	2/24/28	2,447	2,386
[5]	Citigroup Inc.	3.668%	7/24/28	1,761	1,728
[5]	Citigroup Inc.	3.520%	10/27/28	814	794
	Citigroup Inc.	4.786%	3/4/29	1,218	1,224
[5]	Citigroup Inc.	4.075%	4/23/29	435	430
[5]	Citigroup Inc.	3.980%	3/20/30	609	592
23

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.542%	9/19/30	5,021	4,971
[5]	Citigroup Inc.	2.976%	11/5/30	413	383
[5]	Citigroup Inc.	2.666%	1/29/31	958	870
[5]	Citigroup Inc.	3.878%	1/24/39	13,228	11,102
[5]	Citigroup Inc.	5.316%	3/26/41	2,545	2,439
	Citigroup Inc.	5.612%	3/4/56	5,585	5,338
	Citizens Financial Group Inc.	5.253%	3/5/31	1,030	1,031
[5,10]	Close Brothers Finance plc	2.750%	10/19/26	125	159
[5,10]	Close Brothers Finance plc	1.625%	12/3/30	2,677	2,829
[11]	Cofinimmo SA	0.875%	12/2/30	500	482
	Comerica Inc.	5.982%	1/30/30	974	986
[5,8,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.748%	1/14/27	980	629
[8,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.467%	8/20/31	1,800	1,153
[5,8,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.910%	9/10/30	200	128
[5,8,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.946%	10/25/33	480	311
[11]	Cooperatieve Rabobank UA	0.250%	10/30/26	1,000	1,096
	COPT Defense Properties LP	2.000%	1/15/29	920	823
[9]	Credit Acceptance Corp.	6.625%	3/15/30	320	315
[11]	Credit Agricole Assurances SA	2.625%	1/29/48	700	770
[11]	Credit Agricole SA	2.625%	3/17/27	482	544
	Crown Castle Inc.	3.700%	6/15/26	2,858	2,827
	Crown Castle Inc.	1.050%	7/15/26	2,883	2,761
	Crown Castle Inc.	4.000%	3/1/27	365	361
	Crown Castle Inc.	2.900%	3/15/27	987	957
	Crown Castle Inc.	3.650%	9/1/27	59	58
	Crown Castle Inc.	5.000%	1/11/28	2,231	2,249
	Crown Castle Inc.	3.800%	2/15/28	440	430
	Crown Castle Inc.	3.100%	11/15/29	534	496
	CubeSmart LP	3.125%	9/1/26	135	132
	CubeSmart LP	2.250%	12/15/28	1,995	1,833
[5,11]	Danske Bank A/S	1.000%	5/15/31	228	254
	Deutsche Bank AG	7.146%	7/13/27	2,923	2,999
	Deutsche Bank AG	2.311%	11/16/27	2,247	2,164
[5,11]	Deutsche Bank AG	5.625%	5/19/31	200	230
[11]	Digital Dutch Finco BV	1.500%	3/15/30	187	195
[11]	Digital Dutch Finco BV	1.250%	2/1/31	500	500
[11]	Digital Dutch Finco BV	3.875%	9/13/33	3,700	4,156
	Digital Realty Trust LP	3.700%	8/15/27	799	789
	Digital Realty Trust LP	5.550%	1/15/28	3,683	3,784
	Digital Realty Trust LP	3.600%	7/1/29	1,971	1,896
[5]	Discover Bank	5.974%	8/9/28	734	752
[5,11]	DNB Bank ASA	3.125%	9/21/27	1,000	1,144
	DOC DR LLC	3.950%	1/15/28	326	321
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	3,700	4,045
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	273	307
	Equinix Inc.	1.800%	7/15/27	739	698
	Equinix Inc.	2.000%	5/15/28	487	454
	Equinix Inc.	3.200%	11/18/29	663	624
	Equitable Holdings Inc.	4.350%	4/20/28	734	731
	ERP Operating LP	2.500%	2/15/30	535	488
	Essex Portfolio LP	3.625%	5/1/27	489	481
	Essex Portfolio LP	1.700%	3/1/28	445	412
	Essex Portfolio LP	3.000%	1/15/30	486	449
[5,11]	Eurobank SA	4.000%	2/7/36	600	666
	Extra Space Storage LP	5.700%	4/1/28	2,450	2,528
[9]	F&G Global Funding	1.750%	6/30/26	947	917
	Federal Realty OP LP	3.250%	7/15/27	491	477
	Federal Realty OP LP	3.500%	6/1/30	162	153
	Fidelity National Financial Inc.	4.500%	8/15/28	25	25
[11]	Fidelity National Information Services Inc.	1.000%	12/3/28	1,258	1,322
	Fifth Third Bancorp	2.550%	5/5/27	511	492
	Fifth Third Bancorp	3.950%	3/14/28	1,934	1,907
	Fifth Third Bancorp	6.361%	10/27/28	3,908	4,060
	Fifth Third Bancorp	4.895%	9/6/30	1,847	1,843
	Fiserv Inc.	5.450%	3/2/28	1,934	1,980
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	400	408
	Gaci First Investment Co.	5.000%	10/13/27	3,200	3,214
	GATX Corp.	3.250%	9/15/26	859	843
	GATX Corp.	5.400%	3/15/27	1,076	1,091
[5,11]	Generali	5.500%	10/27/47	233	276
24

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	GGAM Finance Ltd.	8.000%	2/15/27	111	114
[9]	GGAM Finance Ltd.	8.000%	6/15/28	473	495
[9]	Global Atlantic Fin Co.	4.400%	10/15/29	523	504
[9]	Global Atlantic Fin Co.	3.125%	6/15/31	487	426
	Global Payments Inc.	2.150%	1/15/27	4,023	3,855
	Goldman Sachs Group Inc.	1.431%	3/9/27	4,904	4,774
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,723	1,654
	Goldman Sachs Group Inc.	1.948%	10/21/27	3,274	3,154
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,106	3,004
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,908	2,862
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	1,288	1,267
	Goldman Sachs Group Inc.	4.482%	8/23/28	1,774	1,773
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,276	2,359
	Goldman Sachs Group Inc.	4.692%	10/23/30	1,798	1,794
[5]	Goldman Sachs Group Inc.	5.207%	1/28/31	4,143	4,212
[5,11]	Goldman Sachs Group Inc.	3.500%	1/23/33	1,748	1,966
[5]	Goldman Sachs Group Inc.	4.017%	10/31/38	14,074	11,973
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,799	5,975
	Goldman Sachs Group Inc.	2.908%	7/21/42	3,049	2,117
	Goldman Sachs Group Inc.	3.436%	2/24/43	3,263	2,421
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,996	1,921
[9]	Golub Capital Private Credit Fund	5.875%	5/1/30	1,469	1,440
[5,11]	Grand City Properties SA	0.125%	1/11/28	600	625
	Healthcare Realty Holdings LP	3.750%	7/1/27	980	959
	Healthcare Realty Holdings LP	3.100%	2/15/30	728	668
	Healthpeak OP LLC	1.350%	2/1/27	1,234	1,167
	Healthpeak OP LLC	2.125%	12/1/28	238	218
	Healthpeak OP LLC	3.500%	7/15/29	168	160
	Healthpeak OP LLC	3.000%	1/15/30	725	671
[5,11]	Heimstaden Bostad Treasury BV	1.625%	10/13/31	500	479
	Highwoods Realty LP	3.875%	3/1/27	1,161	1,135
	Highwoods Realty LP	4.125%	3/15/28	509	496
	Highwoods Realty LP	4.200%	4/15/29	780	745
	Highwoods Realty LP	3.050%	2/15/30	1,062	948
	Horace Mann Educators Corp.	7.250%	9/15/28	195	209
[5]	Host Hotels & Resorts LP	3.375%	12/15/29	157	145
[9]	Howden UK Refinance plc	8.125%	2/15/32	1,515	1,536
[5]	HSBC Holdings plc	4.041%	3/13/28	2,048	2,028
	HSBC Holdings plc	4.755%	6/9/28	2,281	2,286
	HSBC Holdings plc	5.210%	8/11/28	726	735
[5]	HSBC Holdings plc	2.013%	9/22/28	490	461
	HSBC Holdings plc	7.390%	11/3/28	3,074	3,269
	HSBC Holdings plc	6.161%	3/9/29	2,085	2,162
[5]	HSBC Holdings plc	4.583%	6/19/29	815	812
	HSBC Holdings plc	5.546%	3/4/30	1,956	2,005
[5]	HSBC Holdings plc	3.973%	5/22/30	5,580	5,392
[11]	HSBC Holdings plc	6.364%	11/16/32	457	553
[5]	HSBC Holdings plc	6.500%	9/15/37	1,976	2,043
[5]	HSBC Holdings plc	6.800%	6/1/38	6,044	6,452
	HSBC Holdings plc	6.332%	3/9/44	8,163	8,585
	Hudson Pacific Properties LP	5.950%	2/15/28	35	29
	Huntington Bancshares Inc.	4.443%	8/4/28	1,123	1,116
	Huntington Bancshares Inc.	5.272%	1/15/31	2,054	2,069
	Huntington National Bank	4.871%	4/12/28	2,758	2,769
	Huntington National Bank	4.552%	5/17/28	312	311
	ING Groep NV	6.083%	9/11/27	489	499
	Intercontinental Exchange Inc.	3.625%	9/1/28	4,336	4,249
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	342	317
[9]	Iron Mountain Inc.	6.250%	1/15/33	74	74
[11]	JAB Holdings BV	4.375%	4/25/34	700	808
	Jefferies Financial Group Inc.	5.875%	7/21/28	978	1,004
	Jefferies Financial Group Inc.	4.150%	1/23/30	508	489
	JPMorgan Chase & Co.	1.470%	9/22/27	2,131	2,046
	JPMorgan Chase & Co.	5.040%	1/23/28	1,364	1,377
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	2,645	2,617
	JPMorgan Chase & Co.	2.947%	2/24/28	251	245
	JPMorgan Chase & Co.	5.571%	4/22/28	1,890	1,934
	JPMorgan Chase & Co.	4.323%	4/26/28	4,210	4,206
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	837	822
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	2,713	2,595
25

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.979%	7/22/28	2,038	2,062
	JPMorgan Chase & Co.	4.851%	7/25/28	244	247
	JPMorgan Chase & Co.	4.505%	10/22/28	1,774	1,779
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	2,485	2,462
	JPMorgan Chase & Co.	2.069%	6/1/29	953	889
	JPMorgan Chase & Co.	5.299%	7/24/29	978	1,002
	JPMorgan Chase & Co.	6.087%	10/23/29	1,224	1,286
	JPMorgan Chase & Co.	5.012%	1/23/30	1,801	1,831
	JPMorgan Chase & Co.	5.581%	4/22/30	3,425	3,550
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	1,468	1,420
	JPMorgan Chase & Co.	4.565%	6/14/30	975	974
	JPMorgan Chase & Co.	4.995%	7/22/30	5,959	6,047
	JPMorgan Chase & Co.	4.603%	10/22/30	2,190	2,186
	JPMorgan Chase & Co.	5.140%	1/24/31	3,233	3,297
	JPMorgan Chase & Co.	5.294%	7/22/35	1,962	1,963
	JPMorgan Chase & Co.	5.572%	4/22/36	8,070	8,251
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	4,188	3,622
	JPMorgan Chase & Co.	5.500%	10/15/40	934	940
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	1,817	1,372
	JPMorgan Chase & Co.	3.157%	4/22/42	2,591	1,931
	JPMorgan Chase & Co.	5.534%	11/29/45	3,379	3,320
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	13,596	10,618
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	1,349	888
[5]	KeyCorp	2.550%	10/1/29	645	586
	Kilroy Realty LP	4.750%	12/15/28	1,720	1,677
	Kilroy Realty LP	4.250%	8/15/29	369	349
[9]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	206	205
[9]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	20	21
	Lloyds Banking Group plc	3.750%	1/11/27	1,216	1,202
	Lloyds Banking Group plc	5.985%	8/7/27	1,472	1,495
[5,8,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.114%	3/17/29	1,000	649
	LPL Holdings Inc.	5.700%	5/20/27	733	748
	LPL Holdings Inc.	6.750%	11/17/28	431	458
	M&T Bank Corp.	4.553%	8/16/28	5,081	5,058
[12]	Macquarie Bank Ltd.	6.082%	6/7/32	130	85
[8,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.664%	6/17/31	700	449
[8,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.811%	6/7/32	240	157
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	606	588
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,014	5,032
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	4,879	4,922
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	3,103	2,008
	MetLife Inc.	4.125%	8/13/42	6,119	5,069
	Mid-America Apartments LP	3.600%	6/1/27	132	130
	Mid-America Apartments LP	3.950%	3/15/29	903	885
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	2,376	2,291
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	945	955
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,364	1,391
	Mizuho Financial Group Inc.	5.667%	5/27/29	959	989
[5]	Morgan Stanley	4.350%	9/8/26	2,090	2,085
	Morgan Stanley	3.950%	4/23/27	918	910
	Morgan Stanley	1.593%	5/4/27	2,788	2,707
[5]	Morgan Stanley	1.512%	7/20/27	3,388	3,271
[5]	Morgan Stanley	5.652%	4/13/28	2,175	2,222
	Morgan Stanley	4.210%	4/20/28	1,478	1,470
[5]	Morgan Stanley	3.591%	7/22/28	2,050	2,006
	Morgan Stanley	6.296%	10/18/28	4,074	4,244
[5]	Morgan Stanley	3.772%	1/24/29	1,322	1,298
	Morgan Stanley	5.123%	2/1/29	2,425	2,463
	Morgan Stanley	5.042%	7/19/30	7,817	7,903
	Morgan Stanley	4.654%	10/18/30	3,418	3,406
	Morgan Stanley	5.230%	1/15/31	3,082	3,141
[11]	Morgan Stanley	3.521%	5/22/31	1,900	2,168
	Morgan Stanley	5.831%	4/19/35	3,995	4,127
	Morgan Stanley	5.587%	1/18/36	6,319	6,412
	Morgan Stanley	5.664%	4/17/36	8,075	8,248
[11]	Morgan Stanley	4.099%	5/22/36	600	682
[5]	Morgan Stanley	3.971%	7/22/38	18,948	16,300
	Morgan Stanley	5.942%	2/7/39	3,101	3,120
	Morgan Stanley	4.300%	1/27/45	2,640	2,187
	MPT Operating Partnership LP	3.500%	3/15/31	3,255	2,169
26

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	MPT Operating Partnership LP	8.500%	2/15/32	104	106
[9]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	269	267
	NatWest Group plc	1.642%	6/14/27	1,100	1,063
[5]	NatWest Group plc	3.073%	5/22/28	551	535
[5]	NatWest Group plc	4.445%	5/8/30	293	289
[10]	NatWest Group plc	3.622%	8/14/30	467	622
	NatWest Group plc	4.964%	8/15/30	2,902	2,916
[5,10]	NatWest Group plc	2.105%	11/28/31	2,754	3,502
[5,11]	NIBC Bank NV	4.500%	6/12/35	1,700	1,942
[9]	Nippon Life Insurance Co.	6.500%	4/30/55	4,140	4,201
	NMI Holdings Inc.	6.000%	8/15/29	489	495
	NNN REIT Inc.	2.500%	4/15/30	152	137
[9]	Nuveen LLC	5.550%	1/15/30	733	760
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/34	800	1,026
	Omega Healthcare Investors Inc.	4.500%	4/1/27	215	215
	Omega Healthcare Investors Inc.	4.750%	1/15/28	495	496
	Omega Healthcare Investors Inc.	3.625%	10/1/29	1,881	1,768
	OneMain Finance Corp.	3.875%	9/15/28	66	61
	OneMain Finance Corp.	6.625%	5/15/29	196	197
	OneMain Finance Corp.	6.750%	3/15/32	400	392
[5,11]	P3 Group Sarl	1.625%	1/26/29	528	559
[9]	Panther Escrow Issuer LLC	7.125%	6/1/31	122	125
[9]	Park Intermediate Holdings LLC	7.000%	2/1/30	68	68
[9]	Pebblebrook Hotel LP	6.375%	10/15/29	36	35
[9]	Penske Truck Leasing Co. LP	5.350%	1/12/27	678	686
[9]	Penske Truck Leasing Co. LP	5.875%	11/15/27	99	102
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/30	1,230	1,249
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	1,199	1,608
[5]	PNC Bank NA	2.700%	10/22/29	1,369	1,259
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,462	1,506
	PNC Financial Services Group Inc.	5.582%	6/12/29	9,776	10,079
	PNC Financial Services Group Inc.	5.492%	5/14/30	7,000	7,198
	PNC Financial Services Group Inc.	5.222%	1/29/31	2,999	3,068
	Prologis LP	4.875%	6/15/28	1,958	1,993
	Public Storage Operating Co.	1.850%	5/1/28	1,519	1,420
	Public Storage Operating Co.	5.125%	1/15/29	848	874
[11]	Raiffeisen Bank International AG	2.875%	6/18/32	7,600	8,392
[11]	Raiffeisen Bank International AG	1.375%	6/17/33	300	314
	Realty Income Corp.	4.125%	10/15/26	2,266	2,258
[5,10]	Realty Income Corp.	1.875%	1/14/27	315	399
	Realty Income Corp.	3.200%	1/15/27	271	265
	Realty Income Corp.	4.000%	7/15/29	488	477
[10]	Realty Income Corp.	5.000%	10/15/29	254	337
	Realty Income Corp.	3.400%	1/15/30	166	157
[11]	Realty Income Corp.	4.875%	7/6/30	557	677
	Regency Centers LP	2.950%	9/15/29	153	143
	Regions Financial Corp.	5.722%	6/6/30	7,907	8,081
[9]	Rocket Mortgage LLC	2.875%	10/15/26	206	199
[10]	Rothesay Life plc	8.000%	10/30/25	1,002	1,350
[10]	Rothesay Life plc	3.375%	7/12/26	221	289
[5]	Royal Bank of Canada	6.000%	11/1/27	2,455	2,556
[5]	Royal Bank of Canada	4.522%	10/18/28	4,868	4,878
[5]	Royal Bank of Canada	4.969%	8/2/30	5,583	5,654
[5]	Royal Bank of Canada	4.650%	10/18/30	3,033	3,029
[5]	Royal Bank of Canada	5.153%	2/4/31	6,646	6,763
[9]	Ryan Specialty LLC	5.875%	8/1/32	43	43
	Sabra Health Care LP	5.125%	8/15/26	1,232	1,227
	Sabra Health Care LP	3.900%	10/15/29	1,273	1,195
	SBA Communications Corp.	3.875%	2/15/27	238	233
[11]	SCOR SE	3.000%	6/8/46	100	113
	Service Properties Trust	5.500%	12/15/27	80	76
	Service Properties Trust	8.375%	6/15/29	2,100	2,042
	Simon Property Group LP	3.250%	9/13/49	8,530	5,614
	Sixth Street Lending Partners	6.500%	3/11/29	1,986	2,020
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	492	475
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,455	1,513
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	730	739
[11]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	472	560
[9]	Starwood Property Trust Inc.	7.250%	4/1/29	20	21
[9]	Starwood Property Trust Inc.	6.000%	4/15/30	278	276
27

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Starwood Property Trust Inc.	6.500%	10/15/30	160	161
[5]	State Street Corp.	3.031%	11/1/34	1,852	1,691
	Store Capital LLC	4.500%	3/15/28	254	250
	Suci Second Investment Co.	4.375%	9/10/27	17,100	16,961
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	389	381
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	787	695
	Sun Communities Operating LP	2.300%	11/1/28	124	115
	Sun Communities Operating LP	5.500%	1/15/29	1,431	1,470
[5,11]	Swedbank AB	3.625%	8/23/32	416	477
	Synovus Financial Corp.	6.168%	11/1/30	3,427	3,453
[5,11]	Talanx AG	2.250%	12/5/47	600	660
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/50	4,110	2,742
	Toronto-Dominion Bank	5.156%	1/10/28	1,887	1,926
	Toronto-Dominion Bank	4.861%	1/31/28	5,318	5,393
[5]	Toronto-Dominion Bank	5.523%	7/17/28	1,016	1,052
	Toronto-Dominion Bank	4.783%	12/17/29	3,444	3,477
[5]	Toronto-Dominion Bank	3.625%	9/15/31	559	548
[5]	Truist Financial Corp.	6.047%	6/8/27	385	391
[5]	Truist Financial Corp.	4.873%	1/26/29	2,440	2,457
[5]	Truist Financial Corp.	7.161%	10/30/29	1,794	1,937
	UBS AG	5.000%	7/9/27	2,940	2,985
	UBS AG	7.500%	2/15/28	1,669	1,806
	UBS AG	5.650%	9/11/28	4,312	4,482
[5,11]	UBS Group AG	1.250%	9/1/26	254	283
[9]	UBS Group AG	4.253%	3/23/28	750	742
[9]	UBS Group AG	5.428%	2/8/30	7,073	7,233
[9]	UBS Group AG	3.126%	8/13/30	508	475
[9]	UBS Group AG	5.617%	9/13/30	3,843	3,958
[9]	UBS Group AG	5.699%	2/8/35	6,069	6,210
[5]	UDR Inc.	3.200%	1/15/30	237	222
[5,11]	UniCredit SpA	2.200%	7/22/27	508	572
[9]	United Wholesale Mortgage LLC	5.500%	11/15/25	346	344
[5]	US Bancorp	4.548%	7/22/28	5,687	5,701
	US Bancorp	4.653%	2/1/29	1,982	1,988
	US Bancorp	5.775%	6/12/29	2,804	2,900
	US Bancorp	5.384%	1/23/30	1,189	1,217
	US Bancorp	5.046%	2/12/31	4,872	4,930
[11]	US Bancorp	4.009%	5/21/32	1,700	1,961
[9]	UWM Holdings LLC	6.625%	2/1/30	37	37
[5,10]	Virgin Money UK plc	4.000%	9/3/27	2,391	3,148
	Visa Inc.	3.650%	9/15/47	7,635	5,845
[5]	Wells Fargo & Co.	4.300%	7/22/27	1,302	1,301
[5]	Wells Fargo & Co.	4.900%	1/24/28	951	957
[5]	Wells Fargo & Co.	3.526%	3/24/28	4,387	4,313
[5]	Wells Fargo & Co.	5.707%	4/22/28	1,467	1,500
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,794	4,707
[5]	Wells Fargo & Co.	2.393%	6/2/28	3,292	3,155
[5]	Wells Fargo & Co.	4.808%	7/25/28	3,136	3,156
	Wells Fargo & Co.	6.303%	10/23/29	978	1,033
[5]	Wells Fargo & Co.	2.879%	10/30/30	731	677
	Wells Fargo & Co.	5.244%	1/24/31	3,257	3,324
	Wells Fargo & Co.	5.606%	1/15/44	19,232	18,130
	Welltower OP LLC	4.250%	4/15/28	225	225
	Welltower OP LLC	2.050%	1/15/29	1,738	1,597
	Welltower OP LLC	4.125%	3/15/29	801	792
	Welltower OP LLC	3.100%	1/15/30	1,758	1,653
[5]	Westpac Banking Corp.	4.322%	11/23/31	1,419	1,408
[5,8,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.424%	11/11/27	1,600	1,037
[5,8,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.443%	1/29/31	100	64
[5,8,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.008%	4/3/34	200	129
[5,8,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.417%	6/23/33	100	65
	Weyerhaeuser Co.	6.950%	10/1/27	81	86
	Willis North America Inc.	4.650%	6/15/27	985	989
	Willis North America Inc.	2.950%	9/15/29	621	578
[9]	XHR LP	4.875%	6/1/29	25	24
[9]	XHR LP	6.625%	5/15/30	27	27
					961,211
Health Care (2.6%)
[9]	1261229 BC Ltd.	10.000%	4/15/32	2,315	2,268
28

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	5.300%	5/27/40	549	557
	Abbott Laboratories	4.900%	11/30/46	8,995	8,408
	AbbVie Inc.	4.800%	3/15/29	9,003	9,179
	AbbVie Inc.	5.350%	3/15/44	1,804	1,747
	AbbVie Inc.	4.850%	6/15/44	4,710	4,281
	AbbVie Inc.	4.700%	5/14/45	385	340
	AbbVie Inc.	5.500%	3/15/64	564	539
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,862	1,517
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,488	1,045
	Agilent Technologies Inc.	4.200%	9/9/27	2,346	2,344
	Amgen Inc.	3.200%	11/2/27	523	510
	Amgen Inc.	2.450%	2/21/30	1,432	1,302
	AstraZeneca Finance LLC	4.850%	2/26/29	3,669	3,748
	Baxter International Inc.	2.272%	12/1/28	3,110	2,868
[11]	Bayer AG	1.000%	1/12/36	2,300	1,919
[5]	Baylor Scott & White Holdings	2.839%	11/15/50	2,507	1,564
	Becton Dickinson & Co.	4.693%	2/13/28	1,052	1,059
	Becton Dickinson & Co.	4.874%	2/8/29	1,993	2,012
	Becton Dickinson & Co.	5.081%	6/7/29	1,222	1,244
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,401	1,498
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,361	1,394
	Bristol-Myers Squibb Co.	5.500%	2/22/44	1,518	1,488
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,098	12,068
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,281	903
	Cardinal Health Inc.	3.410%	6/15/27	49	48
	Cardinal Health Inc.	5.000%	11/15/29	2,439	2,478
	Cencora Inc.	3.450%	12/15/27	1,901	1,860
	Cencora Inc.	4.625%	12/15/27	880	886
	Cencora Inc.	4.850%	12/15/29	932	942
	Centene Corp.	4.250%	12/15/27	356	348
	Centene Corp.	2.450%	7/15/28	971	893
	Centene Corp.	4.625%	12/15/29	5,122	4,939
	Centene Corp.	3.375%	2/15/30	591	539
	Cigna Group	4.375%	10/15/28	1,599	1,596
[9]	Community Health Systems Inc.	5.625%	3/15/27	2,163	2,109
[9]	Community Health Systems Inc.	10.875%	1/15/32	203	210
[9]	CSL Finance plc	4.750%	4/27/52	3,054	2,567
	CVS Health Corp.	3.000%	8/15/26	2,134	2,092
	CVS Health Corp.	1.300%	8/21/27	2,530	2,352
	CVS Health Corp.	4.300%	3/25/28	4,309	4,278
	CVS Health Corp.	5.000%	1/30/29	1,936	1,956
	CVS Health Corp.	5.400%	6/1/29	2,848	2,921
[9]	DaVita Inc.	4.625%	6/1/30	2,993	2,784
	Elevance Health Inc.	4.101%	3/1/28	1,866	1,854
	Elevance Health Inc.	5.150%	6/15/29	1,172	1,201
	Elevance Health Inc.	4.750%	2/15/30	1,936	1,951
	Elevance Health Inc.	5.850%	11/1/64	4,600	4,416
	Eli Lilly & Co.	5.100%	2/12/35	5,871	5,992
	Eli Lilly & Co.	5.050%	8/14/54	1,975	1,844
[9]	Endo Finance Holdings Inc.	8.500%	4/15/31	17	18
	Gilead Sciences Inc.	4.800%	11/15/29	2,440	2,483
	HCA Inc.	5.000%	3/1/28	753	762
	HCA Inc.	5.875%	2/1/29	488	504
[9]	Highmark Inc.	1.450%	5/10/26	2,559	2,453
	Humana Inc.	5.750%	3/1/28	1,332	1,372
	Illumina Inc.	4.650%	9/9/26	938	938
	Johnson & Johnson	5.250%	6/1/54	3,404	3,368
[5]	Kaiser Foundation Hospitals	2.810%	6/1/41	3,843	2,702
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,268	1,832
[5]	Kaiser Foundation Hospitals	3.002%	6/1/51	4,455	2,838
[5]	Mayo Clinic	3.196%	11/15/61	3,289	2,087
[9]	Medline Borrower LP	3.875%	4/1/29	2,700	2,519
[9]	Medline Borrower LP	6.250%	4/1/29	29	29
	Merck & Co. Inc.	4.900%	5/17/44	101	94
	Merck & Co. Inc.	5.000%	5/17/53	2,482	2,256
[11]	MSD Netherlands Capital BV	3.750%	5/30/54	300	314
	New York & Presbyterian Hospital	4.024%	8/1/45	1,853	1,501
	Novant Health Inc.	3.318%	11/1/61	1,560	981
	Novartis Capital Corp.	4.400%	5/6/44	6,321	5,564
	Pfizer Inc.	4.100%	9/15/38	5,161	4,547
29

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.900%	3/15/39	3,083	2,637
	Pfizer Inc.	4.400%	5/15/44	2,078	1,787
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	6,113	5,725
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	616	564
	Quest Diagnostics Inc.	4.625%	12/15/29	1,050	1,054
	Revvity Inc.	3.300%	9/15/29	731	689
	Royalty Pharma plc	1.750%	9/2/27	1,371	1,286
	Stanford Health Care	3.027%	8/15/51	4,362	2,827
	Stryker Corp.	3.650%	3/7/28	38	37
	Stryker Corp.	4.250%	9/11/29	1,166	1,160
	Stryker Corp.	4.850%	2/10/30	973	987
[5]	Sutter Health	3.161%	8/15/40	5,832	4,495
	Tenet Healthcare Corp.	4.250%	6/1/29	59	56
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	3,832	3,703
	UnitedHealth Group Inc.	4.375%	3/15/42	3,226	2,761
	UnitedHealth Group Inc.	3.750%	10/15/47	4,723	3,486
	UnitedHealth Group Inc.	3.700%	8/15/49	3,657	2,635
	UnitedHealth Group Inc.	3.250%	5/15/51	2,012	1,324
	UnitedHealth Group Inc.	5.375%	4/15/54	1,680	1,558
	UnitedHealth Group Inc.	5.500%	4/15/64	2	2
	Utah Acquisition Sub Inc.	3.950%	6/15/26	2,575	2,539
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	4,005	4,067
	Zoetis Inc.	3.000%	9/12/27	957	931
					204,330
Industrials (2.4%)
	Allegion plc	3.500%	10/1/29	595	565
[9]	Allison Transmission Inc.	4.750%	10/1/27	90	89
[9]	Allison Transmission Inc.	3.750%	1/30/31	3,400	3,055
[9]	Atkore Inc.	4.250%	6/1/31	44	39
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,340	819
[9]	Axon Enterprise Inc.	6.125%	3/15/30	73	74
	Boeing Co.	2.196%	2/4/26	19,005	18,620
	Boeing Co.	5.040%	5/1/27	357	359
	Boeing Co.	3.250%	2/1/28	1,224	1,179
	Boeing Co.	3.200%	3/1/29	1,778	1,679
	Boeing Co.	6.298%	5/1/29	3,524	3,708
	Boeing Co.	5.150%	5/1/30	571	576
	Boeing Co.	6.528%	5/1/34	7,500	8,073
	Boeing Co.	6.858%	5/1/54	10,000	10,678
[9]	Bombardier Inc.	7.250%	7/1/31	2,000	2,051
[5,12]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	390	243
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,472	2,127
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,545	2,330
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,692	1,478
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,139	939
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,031	2,463
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,364	1,907
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	948	687
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,618	1,103
[9]	BWX Technologies Inc.	4.125%	6/30/28	385	371
[9]	BWX Technologies Inc.	4.125%	4/15/29	3,300	3,135
	Canadian National Railway Co.	3.650%	2/3/48	6,871	5,143
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,265	1,256
[5,11]	Carrier Global Corp.	3.625%	1/15/37	1,300	1,409
	Caterpillar Inc.	3.803%	8/15/42	6,645	5,412
[9]	Clean Harbors Inc.	4.875%	7/15/27	243	239
	CNH Industrial Capital LLC	4.550%	4/10/28	966	964
	CSX Corp.	3.800%	11/1/46	1,621	1,245
	CSX Corp.	3.800%	4/15/50	247	186
	CSX Corp.	4.500%	11/15/52	636	531
[9]	Daimler Truck Finance North America LLC	4.950%	1/13/28	599	603
[9]	Daimler Truck Finance North America LLC	5.125%	1/19/28	735	743
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/30	3,341	3,390
	Deere & Co.	5.700%	1/19/55	2,939	3,023
[9]	FedEx Corp.	3.400%	2/15/28	749	722
[9]	Gates Corp.	6.875%	7/1/29	155	158
[7]	General Dynamics Corp.	4.950%	8/15/35	1,960	1,965
	Hillenbrand Inc.	6.250%	2/15/29	135	134
	Honeywell International Inc.	5.700%	3/15/36	1,349	1,399
30

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.700%	3/15/37	1,591	1,647
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,591	1,545
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	113	104
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,358	2,404
	Ingersoll Rand Inc.	5.197%	6/15/27	2,711	2,751
	L3Harris Technologies Inc.	4.400%	6/15/28	27	27
	L3Harris Technologies Inc.	5.050%	6/1/29	2,447	2,484
	L3Harris Technologies Inc.	2.900%	12/15/29	869	804
	L3Harris Technologies Inc.	5.400%	7/31/33	13,519	13,708
	Lennox International Inc.	1.700%	8/1/27	345	324
	Lockheed Martin Corp.	4.500%	2/15/29	1,686	1,702
	Lockheed Martin Corp.	4.500%	5/15/36	2,117	2,013
	Lockheed Martin Corp.	4.090%	9/15/52	3,521	2,726
	Lockheed Martin Corp.	4.150%	6/15/53	9,657	7,524
	Lockheed Martin Corp.	5.900%	11/15/63	1,977	2,011
	Lockheed Martin Corp.	5.200%	2/15/64	2,322	2,108
[5,12]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,640	1,021
[5,10]	Motability Operations Group plc	2.125%	1/18/42	4,100	3,204
[9]	Mueller Water Products Inc.	4.000%	6/15/29	160	150
	Norfolk Southern Corp.	2.900%	8/25/51	3,775	2,334
	Northrop Grumman Corp.	3.250%	1/15/28	5,150	5,012
	Northrop Grumman Corp.	4.600%	2/1/29	6,733	6,807
	Northrop Grumman Corp.	4.950%	3/15/53	2,644	2,333
[5,12]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	950	608
	Parker-Hannifin Corp.	3.250%	6/14/29	1,138	1,090
	Regal Rexnord Corp.	6.050%	4/15/28	647	663
	Republic Services Inc.	5.150%	3/15/35	10,000	10,110
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	63	60
	RTX Corp.	5.750%	1/15/29	1,230	1,285
	RTX Corp.	6.400%	3/15/54	2,147	2,307
[5]	Ryder System Inc.	1.750%	9/1/26	1,234	1,189
[5]	Ryder System Inc.	2.850%	3/1/27	1,576	1,528
[5]	Ryder System Inc.	5.650%	3/1/28	490	505
[5]	Ryder System Inc.	5.250%	6/1/28	797	814
[5]	Ryder System Inc.	5.375%	3/15/29	1,712	1,754
	Spirit AeroSystems Inc.	4.600%	6/15/28	64	62
[9]	Spirit AeroSystems Inc.	9.750%	11/15/30	152	169
[9]	Stonepeak Nile Parent LLC	7.250%	3/15/32	12	12
[9]	TransDigm Inc.	6.750%	8/15/28	88	90
[9]	TransDigm Inc.	6.375%	3/1/29	471	480
[9]	TransDigm Inc.	6.875%	12/15/30	400	412
[5,10]	Traton Finance Luxembourg SA	5.625%	1/16/29	600	803
[9]	Triumph Group Inc.	9.000%	3/15/28	102	107
	Union Pacific Corp.	3.375%	2/14/42	1,444	1,101
	Union Pacific Corp.	3.839%	3/20/60	2,407	1,709
	Union Pacific Corp.	5.150%	1/20/63	1,158	1,028
[9]	Waste Pro USA Inc.	7.000%	2/1/33	10	10
[9]	WESCO Distribution Inc.	6.375%	3/15/29	147	149
[9]	WESCO Distribution Inc.	6.375%	3/15/33	52	53
					189,710
Materials (1.1%)
[11]	Air Products and Chemicals Inc.	3.450%	2/14/37	515	560
[9]	Alumina Pty Ltd.	6.375%	9/15/32	2,280	2,220
[9]	Amcor Flexibles North America Inc.	5.500%	3/17/35	12,690	12,638
[5]	Antofagasta plc	2.375%	10/14/30	381	328
[9]	Arsenal AIC Parent LLC	8.000%	10/1/30	2,000	2,069
	Avery Dennison Corp.	4.875%	12/6/28	698	704
[9]	Berry Global Inc.	4.500%	2/15/26	119	119
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	6,795	5,663
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,621	2,426
[9]	Big River Steel LLC	6.625%	1/31/29	662	666
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	11,590	9,609
[9]	Chemours Co.	5.750%	11/15/28	154	140
[9]	Chemours Co.	4.625%	11/15/29	1,800	1,507
[9]	Cleveland-Cliffs Inc.	6.875%	11/1/29	393	381
[9]	Cleveland-Cliffs Inc.	7.000%	3/15/32	2,200	2,072
[9]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	265	271
	Eastman Chemical Co.	5.000%	8/1/29	1,452	1,463
	Ecolab Inc.	2.700%	12/15/51	8,180	4,908
31

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Element Solutions Inc.	3.875%	9/1/28	2,388	2,261
[9]	First Quantum Minerals Ltd.	9.375%	3/1/29	267	280
[9]	First Quantum Minerals Ltd.	8.000%	3/1/33	400	396
[5]	Freeport Indonesia PT	4.763%	4/14/27	1,154	1,150
	Freeport-McMoRan Inc.	4.375%	8/1/28	890	880
[9]	Graphic Packaging International LLC	4.750%	7/15/27	90	88
[9]	Graphic Packaging International LLC	3.500%	3/15/28	31	29
[9]	Hudbay Minerals Inc.	4.500%	4/1/26	70	69
[5]	Indonesia Asahan Aluminium PT	4.750%	5/15/25	1,296	1,295
[5]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	4,415	4,637
[9]	Kaiser Aluminum Corp.	4.625%	3/1/28	132	127
[9]	Magnera Corp.	4.750%	11/15/29	200	175
[9]	Magnera Corp.	7.250%	11/15/31	147	139
[9]	Novelis Corp.	3.250%	11/15/26	97	94
[9]	Novelis Corp.	6.875%	1/30/30	221	224
	Nutrien Ltd.	5.200%	6/21/27	1,956	1,986
	Nutrien Ltd.	4.900%	3/27/28	2,252	2,284
	Nutrien Ltd.	4.200%	4/1/29	733	724
[9]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,202	2,301
[9]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	121	121
[9]	Quikrete Holdings Inc.	6.375%	3/1/32	169	170
[9]	Quikrete Holdings Inc.	6.750%	3/1/33	2,144	2,152
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	6,975	4,129
	Rio Tinto Finance USA plc	4.125%	8/21/42	6,955	5,764
	RPM International Inc.	3.750%	3/15/27	1,923	1,895
[9]	Sealed Air Corp.	6.125%	2/1/28	278	280
[9]	Sealed Air Corp.	5.000%	4/15/29	400	390
[5]	Sherwin-Williams Co.	4.550%	3/1/28	860	865
[9]	SNF Group SACA	3.125%	3/15/27	533	507
	Suzano Austria GmbH	6.000%	1/15/29	2,269	2,315
	Vulcan Materials Co.	4.950%	12/1/29	659	665
	WestRock MWV LLC	8.200%	1/15/30	925	1,058
[9]	WR Grace Holdings LLC	5.625%	8/15/29	1,800	1,596
	WRKCo Inc.	3.375%	9/15/27	809	787
	WRKCo Inc.	4.000%	3/15/28	364	358
					89,935
Technology (2.5%)
	Broadcom Corp.	3.500%	1/15/28	424	415
[9]	Broadcom Inc.	1.950%	2/15/28	933	874
	Broadcom Inc.	4.150%	2/15/28	2,237	2,229
	Broadcom Inc.	4.350%	2/15/30	3,441	3,401
[9]	Central Parent Inc.	7.250%	6/15/29	98	84
[9]	Central Parent LLC	8.000%	6/15/29	18	16
	Cisco Systems Inc.	5.100%	2/24/35	5,611	5,684
	Cisco Systems Inc.	5.900%	2/15/39	1,518	1,616
	Cisco Systems Inc.	5.300%	2/26/54	464	443
	Cisco Systems Inc.	5.500%	2/24/55	2,217	2,179
[9]	Cloud Software Group Inc.	6.500%	3/31/29	187	187
[9]	Cloud Software Group Inc.	8.250%	6/30/32	190	198
	Dell International LLC	6.100%	7/15/27	345	356
	Dell International LLC	5.250%	2/1/28	3,948	4,031
	Dell International LLC	4.750%	4/1/28	7,020	7,076
	Dell International LLC	5.300%	10/1/29	3,093	3,156
	Dell International LLC	5.300%	4/1/32	27,880	27,946
[9]	Diebold Nixdorf Inc.	7.750%	3/31/30	25	26
	DXC Technology Co.	1.800%	9/15/26	1,666	1,599
	DXC Technology Co.	2.375%	9/15/28	1,222	1,120
[9]	Ellucian Holdings Inc.	6.500%	12/1/29	81	81
[9]	Entegris Inc.	4.750%	4/15/29	2,297	2,238
[7,11]	Fiserv Funding ULC	2.875%	6/15/28	1,100	1,247
[7,11]	Fiserv Funding ULC	3.500%	6/15/32	600	676
[7,11]	Fiserv Funding ULC	4.000%	6/15/36	374	420
[9]	Foundry JV Holdco LLC	5.500%	1/25/31	6,701	6,791
[9]	Foundry JV Holdco LLC	6.100%	1/25/36	28,426	28,952
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	820	820
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	5,411	5,363
	HP Inc.	3.000%	6/17/27	499	483
	HP Inc.	4.750%	1/15/28	116	117
	Intel Corp.	3.750%	3/25/27	263	259
32

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.750%	8/5/27	5,005	4,917
	Intel Corp.	4.875%	2/10/28	3,028	3,055
	Intel Corp.	2.450%	11/15/29	5,644	5,081
	Intel Corp.	3.250%	11/15/49	4,835	2,948
	Intuit Inc.	5.500%	9/15/53	2,545	2,490
[9]	McAfee Corp.	7.375%	2/15/30	200	173
	Microchip Technology Inc.	4.900%	3/15/28	1,647	1,650
	Microchip Technology Inc.	5.050%	2/15/30	1,403	1,399
	NetApp Inc.	5.700%	3/17/35	15,890	15,967
	NVIDIA Corp.	3.700%	4/1/60	3,123	2,268
	NXP BV	4.400%	6/1/27	1,195	1,193
	Oracle Corp.	3.250%	11/15/27	991	966
	Oracle Corp.	2.300%	3/25/28	734	694
	Oracle Corp.	4.500%	5/6/28	2,673	2,686
[5]	Oracle Corp.	4.200%	9/27/29	8,259	8,139
	Oracle Corp.	6.500%	4/15/38	4,480	4,779
	Oracle Corp.	5.375%	7/15/40	4,896	4,648
	Oracle Corp.	4.125%	5/15/45	3,110	2,415
	Oracle Corp.	4.000%	7/15/46	4,604	3,445
	Oracle Corp.	6.125%	8/3/65	1,181	1,144
	QUALCOMM Inc.	4.800%	5/20/45	3,130	2,805
	QUALCOMM Inc.	4.300%	5/20/47	4,742	3,905
	QUALCOMM Inc.	4.500%	5/20/52	1,558	1,290
	QUALCOMM Inc.	6.000%	5/20/53	1,906	1,963
	Skyworks Solutions Inc.	1.800%	6/1/26	4,601	4,451
[9]	SS&C Technologies Inc.	5.500%	9/30/27	129	129
	Take-Two Interactive Software Inc.	4.950%	3/28/28	1,224	1,245
	Teledyne Technologies Inc.	2.250%	4/1/28	915	863
[9]	UKG Inc.	6.875%	2/1/31	105	108
	VMware LLC	3.900%	8/21/27	911	897
	VMware LLC	1.800%	8/15/28	3,251	2,973
	Western Digital Corp.	4.750%	2/15/26	105	104
	X Corp.	9.500%	2/14/30	850	830
					201,703
Utilities (4.0%)
	AEP Texas Inc.	5.450%	5/15/29	1,380	1,414
	AES Corp.	5.450%	6/1/28	1,477	1,500
[5,8,12]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.062%	1/8/26	730	468
	Alabama Power Co.	5.100%	4/2/35	10,000	10,037
	Alabama Power Co.	6.000%	3/1/39	1,918	2,048
	Alabama Power Co.	5.500%	3/15/41	5,253	5,123
[5]	Alabama Power Co.	5.200%	6/1/41	3,436	3,191
[9]	Alliant Energy Finance LLC	5.400%	6/6/27	21	21
	Ameren Corp.	1.750%	3/15/28	734	681
	Arizona Public Service Co.	5.550%	8/1/33	14,780	14,933
[5,12]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	1,180	725
[5,12]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	480	305
	Baltimore Gas & Electric Co.	4.250%	9/15/48	6,738	5,380
[9]	Calpine Corp.	4.500%	2/15/28	186	182
[9]	Calpine Corp.	4.625%	2/1/29	3,316	3,204
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	1,036	1,068
	CenterPoint Energy Inc.	1.450%	6/1/26	2,370	2,293
	CenterPoint Energy Inc.	5.250%	8/10/26	2,275	2,295
	CenterPoint Energy Inc.	5.400%	6/1/29	2,665	2,743
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	489	502
[9]	Clearway Energy Operating LLC	4.750%	3/15/28	305	298
[5]	Colbun SA	3.950%	10/11/27	243	238
	Commonwealth Edison Co.	4.600%	8/15/43	3,556	3,081
	Commonwealth Edison Co.	4.350%	11/15/45	2,560	2,106
	Commonwealth Edison Co.	3.650%	6/15/46	2,675	1,978
	Commonwealth Edison Co.	4.000%	3/1/48	231	178
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,707	2,914
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,195	2,476
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,692	1,687
[5]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,368	1,973
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,224	1,773
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	8,222	6,982
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	2,979	2,998
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	1,819	1,791
33

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.600%	5/30/29	1,576	1,592
[7]	Consumers Energy Co.	5.050%	5/15/35	8,750	8,774
	Dominion Energy Inc.	4.250%	6/1/28	79	79
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	2,997	3,155
	DTE Energy Co.	4.950%	7/1/27	1,955	1,975
	DTE Energy Co.	4.875%	6/1/28	771	779
[5]	DTE Energy Co.	3.400%	6/15/29	1,159	1,104
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,158	2,132
	Duke Energy Carolinas LLC	3.450%	4/15/51	2,302	1,598
	Duke Energy Corp.	3.150%	8/15/27	26	25
	Duke Energy Corp.	4.300%	3/15/28	1,261	1,260
	Duke Energy Corp.	3.400%	6/15/29	684	654
[5]	Duke Energy Indiana LLC	4.200%	3/15/42	3,232	2,656
	Duke Energy Ohio Inc.	3.700%	6/15/46	2,500	1,843
	Duke Energy Progress LLC	3.700%	10/15/46	3,054	2,273
	Duke Energy Progress LLC	5.550%	3/15/55	5,882	5,692
	Essential Utilities Inc.	4.800%	8/15/27	976	983
[5]	Eversource Energy	1.400%	8/15/26	1,081	1,039
	Eversource Energy	2.900%	3/1/27	2,156	2,095
	Eversource Energy	4.600%	7/1/27	1,229	1,232
	Eversource Energy	5.450%	3/1/28	2,083	2,134
	Exelon Corp.	5.150%	3/15/28	3,419	3,489
[5]	FirstEnergy Corp.	3.900%	7/15/27	203	201
[9]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	734	747
	FirstEnergy Transmission LLC	4.550%	1/15/30	334	331
[5]	Georgia Power Co.	4.750%	9/1/40	639	583
	Georgia Power Co.	4.300%	3/15/42	2,708	2,298
[5]	Georgia Power Co.	3.700%	1/30/50	4,385	3,230
[5,11]	Iberdrola International BV	1.450%	Perpetual	300	329
[9]	ITC Holdings Corp.	4.950%	9/22/27	751	758
	ITC Holdings Corp.	3.350%	11/15/27	1,233	1,198
[9]	Massachusetts Electric Co.	4.004%	8/15/46	2,771	2,166
	MidAmerican Energy Co.	4.800%	9/15/43	1,599	1,449
	MidAmerican Energy Co.	4.250%	5/1/46	3,445	2,826
	MidAmerican Energy Co.	4.250%	7/15/49	1,947	1,563
[9]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	490	487
[9]	Monongahela Power Co.	5.400%	12/15/43	2,708	2,608
	National Grid plc	5.602%	6/12/28	1,374	1,417
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	318	311
[5,12]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	1,700	1,021
	Nevada Power Co.	5.450%	5/15/41	2,957	2,845
	Nevada Power Co.	6.250%	5/15/55	187	184
[9]	New England Power Co.	2.807%	10/6/50	3,974	2,386
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	1,081	1,086
	NiSource Inc.	5.250%	3/30/28	1,799	1,839
	NiSource Inc.	5.850%	4/1/55	8,000	7,813
[7]	Northern States Power Co.	5.050%	5/15/35	8,570	8,590
[9]	NRG Energy Inc.	5.750%	7/15/29	490	488
[9]	NRG Energy Inc.	6.000%	2/1/33	3,100	3,067
	OGE Energy Corp.	5.450%	5/15/29	648	668
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	2,196	2,203
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	975	984
[9]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	8,890	9,008
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,416	2,553
	Pacific Gas & Electric Co.	2.100%	8/1/27	662	624
	Pacific Gas & Electric Co.	4.950%	7/1/50	2,278	1,849
	PacifiCorp	6.350%	7/15/38	2,545	2,668
[9]	Pattern Energy Operations LP	4.500%	8/15/28	2,555	2,427
	PECO Energy Co.	4.800%	10/15/43	2,638	2,353
	PECO Energy Co.	3.700%	9/15/47	2,672	1,992
[5]	PG&E Recovery Funding LLC	5.045%	7/15/32	1,026	1,028
	PPL Electric Utilities Corp.	6.450%	8/15/37	1,323	1,436
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,309	2,535
	Public Service Co. of Colorado	3.600%	9/15/42	1,231	945
	Public Service Co. of Colorado	4.050%	9/15/49	329	250
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	530	487
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,936	3,064
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,834	1,881
	Public Service Enterprise Group Inc.	4.900%	3/15/30	1,461	1,476
[9]	Rayburn Country Securitization LLC	2.307%	12/1/30	395	373
34

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Saavi Energia Sarl	8.875%	2/10/35	14,000	14,053
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,465	1,043
	Sempra	6.625%	4/1/55	779	741
	Southern California Edison Co.	4.400%	9/6/26	1,004	1,002
	Southern California Edison Co.	5.300%	3/1/28	1,065	1,080
	Southern California Edison Co.	5.650%	10/1/28	1,079	1,108
[5]	Southern California Edison Co.	3.900%	3/15/43	2,251	1,664
[5]	Southern California Gas Co.	4.125%	6/1/48	3,847	2,946
[5]	Southern California Gas Co.	4.300%	1/15/49	1,582	1,249
	Southern Co.	5.113%	8/1/27	2,495	2,531
[5]	Southern Co.	1.750%	3/15/28	47	44
	Southern Co.	4.850%	6/15/28	2,449	2,488
[5]	Southwestern Electric Power Co.	4.100%	9/15/28	831	818
	Southwestern Public Service Co.	3.700%	8/15/47	1,115	804
[5]	Southwestern Public Service Co.	3.150%	5/1/50	2,736	1,758
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	4,600	4,679
	Union Electric Co.	5.250%	4/15/35	10,380	10,533
	Union Electric Co.	4.000%	4/1/48	3,314	2,554
[5,10]	United Utilities Water Finance plc	5.250%	1/22/46	2,700	3,127
[5,12]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	600	360
[5]	Virginia Electric & Power Co.	3.800%	4/1/28	734	726
[5]	Virginia Electric & Power Co.	6.000%	5/15/37	12,471	13,005
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	4,900	3,630
	Virginia Electric & Power Co.	2.950%	11/15/51	6,276	3,861
	Virginia Electric & Power Co.	5.700%	8/15/53	2,748	2,678
[9]	Vistra Operations Co. LLC	5.500%	9/1/26	347	346
[9]	Vistra Operations Co. LLC	5.050%	12/30/26	474	477
[9]	Vistra Operations Co. LLC	6.875%	4/15/32	3,000	3,110
	WEC Energy Group Inc.	5.150%	10/1/27	161	164
	WEC Energy Group Inc.	1.375%	10/15/27	974	906
	Xcel Energy Inc.	3.350%	12/1/26	56	55
	Xcel Energy Inc.	1.750%	3/15/27	1,606	1,527
	Xcel Energy Inc.	2.600%	12/1/29	243	222
[9]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	194	187
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	2,700	2,554
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	70	70
[9]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	75	75
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	1,257	1,587
[5,10]	Yorkshire Water Finance plc	2.750%	4/18/41	1,800	1,517
					319,053
Total Corporate Bonds (Cost $2,688,649)					2,695,240
Sovereign Bonds (11.1%)
[5,9]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,460	1,505
[5,11]	Arab Republic of Egypt	4.750%	4/16/26	177	199
[5]	Arab Republic of Egypt	7.903%	2/21/48	12,400	8,519
[5]	Arab Republic of Egypt	8.700%	3/1/49	1,985	1,463
[5]	Argentine Republic	0.750%	7/9/30	17,600	13,505
[5]	Argentine Republic	3.500%	7/9/41	12,075	7,450
[5,7,9]	Baiterek National Managing Holding JSC	5.450%	5/8/28	5,000	5,006
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	424	415
[5,9]	Comision Federal de Electricidad	5.700%	1/24/30	1,854	1,818
	Corp. Andina de Fomento	4.750%	4/1/26	980	985
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,174	1,101
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,282	1,254
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	7,268	6,647
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	9,640	9,677
[5]	Dominican Republic	6.000%	7/19/28	243	245
[5]	Dominican Republic	5.500%	2/22/29	37,181	36,675
	Ecopetrol SA	8.625%	1/19/29	234	245
	Ecopetrol SA	4.625%	11/2/31	4,340	3,545
	Ecopetrol SA	7.750%	2/1/32	5,660	5,396
[5,9]	Electricite de France SA	5.700%	5/23/28	415	428
[5,9]	Electricite de France SA	4.500%	9/21/28	815	812
[5]	Empresa Nacional del Petroleo	5.250%	11/6/29	1,143	1,144
[5,11]	Equinor ASA	1.250%	2/17/27	487	541
	Equinor ASA	3.625%	4/6/40	4,892	3,982
	Equinor ASA	3.950%	5/15/43	6,282	5,081
	Equinor ASA	3.250%	11/18/49	4,263	2,868
35

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,11]	European Union	0.300%	11/4/50	9,000	4,848
	Federative Republic of Brazil	6.000%	10/20/33	10,000	9,876
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/27	558	553
[9,11]	Hellenic Republic	3.625%	6/15/35	31,631	36,827
[9,11]	Hellenic Republic	4.125%	6/15/54	11,750	13,332
[5]	Ivory Coast Government Bond	7.625%	1/30/33	8,250	7,711
[5,9]	Ivory Coast Government Bond	8.075%	4/1/36	10,412	9,574
[5,13]	Japan	0.400%	3/20/50	621,300	2,680
[5,13]	Japan	0.700%	6/20/51	5,000,000	22,658
[5,13]	Japan	2.400%	3/20/55	1,241,850	8,221
[5]	Kingdom of Morocco	2.375%	12/15/27	6,027	5,598
[5,9]	Kingdom of Saudi Arabia	5.125%	1/13/28	6,353	6,456
[5]	Kingdom of Saudi Arabia	5.125%	1/13/28	6,071	6,167
[5,9]	Korea Electric Power Corp.	5.375%	7/31/26	1,958	1,983
[5,9]	Korea National Oil Corp.	4.125%	9/30/27	1,561	1,553
[5,9]	KSA Sukuk Ltd.	5.250%	6/4/27	7,650	7,764
[5]	KSA Sukuk Ltd.	5.250%	6/4/27	881	893
[5,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	958	975
[11,14]	MFB Magyar Fejlesztesi Bank Zrt.	1.375%	6/24/25	836	943
[14]	MFB Magyar Fejlesztesi Bank Zrt.	6.500%	6/29/28	487	501
[5]	OCP SA	4.500%	10/22/25	10,330	10,257
[5,9]	OCP SA	6.100%	4/30/30	4,244	4,248
[5]	Oman Government Bond	4.750%	6/15/26	2,798	2,779
[5]	Oman Government Bond	5.375%	3/8/27	4,232	4,250
[5]	Oman Government Bond	5.625%	1/17/28	4,321	4,363
[5]	Oman Government Bond	6.000%	8/1/29	10,000	10,293
[5,9]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	305	301
[5]	Paraguay Government Bond	4.700%	3/27/27	4,000	3,988
[5]	Paraguay Government Bond	4.950%	4/28/31	15,000	14,764
[5]	Pertamina Persero PT	1.400%	2/9/26	987	961
[5,9]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	1,219	1,235
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	2,715	2,677
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	8,245	8,367
	Petroleos Mexicanos	6.875%	10/16/25	3,000	2,994
	Petroleos Mexicanos	4.500%	1/23/26	486	474
	Petroleos Mexicanos	6.875%	8/4/26	1,653	1,633
	Petroleos Mexicanos	6.490%	1/23/27	958	937
	Petroleos Mexicanos	6.500%	3/13/27	2,293	2,242
	Petroleos Mexicanos	5.350%	2/12/28	25,251	23,362
	Petroleos Mexicanos	8.750%	6/2/29	10,502	10,328
	Petroleos Mexicanos	5.950%	1/28/31	293	242
[5,7,9,11]	Portuguese Republic	3.375%	6/15/40	30,400	33,914
[5]	Republic of Azerbaijan	5.125%	9/1/29	1,988	1,950
[5,7,11]	Republic of Bulgaria	3.500%	5/7/34	16,947	19,127
[5,7,11]	Republic of Bulgaria	4.125%	5/7/38	13,313	15,003
[5,11]	Republic of Chile	0.100%	1/26/27	146	158
[5]	Republic of Chile	2.750%	1/31/27	1,271	1,235
[5]	Republic of Chile	3.240%	2/6/28	269	261
[5]	Republic of Chile	2.450%	1/31/31	10,000	8,878
[5]	Republic of Chile	3.100%	5/7/41	9,616	7,097
[5]	Republic of Chile	3.500%	4/15/53	4,476	3,069
[5]	Republic of Chile	3.100%	1/22/61	4,579	2,711
[5]	Republic of Chile	3.250%	9/21/71	4,359	2,598
[5]	Republic of Colombia	3.875%	4/25/27	1,952	1,905
[5]	Republic of Colombia	3.000%	1/30/30	6,610	5,586
[5]	Republic of Colombia	3.125%	4/15/31	12,490	10,064
[5]	Republic of Colombia	3.250%	4/22/32	15,000	11,540
[5]	Republic of Colombia	8.500%	4/25/35	5,540	5,628
[5]	Republic of Colombia	4.125%	2/22/42	8,000	4,881
[5]	Republic of Ecuador	5.000%	7/31/40	10,000	5,207
[5]	Republic of El Salvador	9.650%	11/21/54	5,000	4,965
[5]	Republic of Ghana	5.000%	7/3/29	7,595	6,422
[5]	Republic of Guatemala	4.900%	6/1/30	10,000	9,655
[5]	Republic of Hungary	6.125%	5/22/28	2,011	2,069
[5,11]	Republic of Hungary	5.375%	9/12/33	15,000	17,735
	Republic of Indonesia	3.500%	1/11/28	230	225
[11]	Republic of Korea	0.000%	10/15/26	444	485
[5]	Republic of Latvia	5.125%	7/30/34	15,000	14,904
[5]	Republic of Panama	3.870%	7/23/60	9,000	4,874
[5]	Republic of Peru	2.392%	1/23/26	1,222	1,199
36

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	2.844%	6/20/30	110	100
[5]	Republic of Peru	2.783%	1/23/31	3,001	2,663
	Republic of Poland	4.875%	2/12/30	2,852	2,900
[5]	Republic of Poland	5.750%	11/16/32	200	211
[5]	Republic of Poland	5.500%	3/18/54	3,817	3,556
	Republic of South Africa	5.875%	9/16/25	3,020	3,019
	Republic of South Africa	4.875%	4/14/26	3,100	3,076
	Republic of South Africa	4.300%	10/12/28	3,110	2,938
	Republic of South Africa	4.850%	9/30/29	3,795	3,568
[5]	Republic of South Africa	7.100%	11/19/36	10,000	9,500
[5,15]	Republic of South Africa	9.000%	1/31/40	625,000	27,510
	Republic of South Africa	5.750%	9/30/49	10,000	7,138
	Republic of South Africa	7.300%	4/20/52	10,000	8,504
[5]	Republic of Sri Lanka	3.600%	5/15/36	2,100	1,438
[5]	Republic of Turkiye	9.375%	3/14/29	4,000	4,320
[5]	Republic of Turkiye	7.125%	2/12/32	15,000	14,637
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/28	1,183	1,249
[5]	Republic of Uzbekistan International Bond	5.375%	2/20/29	16,348	15,909
[5,9,11]	Republic of Uzbekistan International Bond	5.100%	2/25/29	730	840
[5]	Republic of Zambia	5.750%	6/30/33	6,567	5,683
[5,9]	Saudi Arabian Oil Co.	5.750%	7/17/54	3,402	3,167
[5,11]	Serbia International Bond	3.125%	5/15/27	12,000	13,419
[5,11]	Serbia International Bond	1.000%	9/23/28	256	262
[5,11]	Serbia International Bond	1.500%	6/26/29	487	494
[5]	Serbia International Bond	2.125%	12/1/30	4,373	3,636
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	2,216	2,193
[11]	Slovakia Government Bond	3.750%	2/27/40	24,580	27,577
[5,16]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,449	23,636
[5,11]	State of Israel	1.500%	1/16/29	183	194
[5]	State of Israel	5.375%	3/12/29	660	671
[5]	State of Israel	5.375%	2/19/30	2,089	2,108
[5]	Ukraine Government Bond	0.000%	2/1/34	11,000	4,108
[5]	Ukraine Government Bond	1.750%	2/1/34	7,000	3,458
[10]	United Kingdom	4.375%	7/31/54	37,202	43,390
	United Mexican States	4.500%	4/22/29	291	285
[5]	United Mexican States	5.000%	5/7/29	21,636	21,570
[5]	United Mexican States	3.250%	4/16/30	1,104	1,005
[5]	United Mexican States	6.000%	5/13/30	3,706	3,809
[5]	United Mexican States	2.659%	5/24/31	1,933	1,643
[5]	United Mexican States	4.750%	4/27/32	699	654
[5,7,9]	Uzbekneftegaz JSC	8.750%	5/7/30	21,850	24,406
Total Sovereign Bonds (Cost $879,026)					884,103
Taxable Municipal Bonds (1.8%)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.270%	2/15/50	5,485	5,575
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,325	2,598
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,650	2,814
	California GO Prere.	4.600%	4/1/28	5,395	5,481
	California GO	7.300%	10/1/39	4,400	5,100
	California GO	7.600%	11/1/40	8,880	10,775
	California State University Systemwide Revenue	2.975%	11/1/51	7,080	4,603
	California State University Systemwide Revenue	2.719%	11/1/52	2,780	1,770
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	10,733	11,899
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	2,379	2,638
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,065	3,352
	Duke University NC Revenue	5.850%	4/1/37	7,505	8,149
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	1,135	1,075
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	6,655	4,747
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	2,115	1,579
	New York City NY GO	5.828%	10/1/53	5,090	5,266
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	3,555	3,639
	New York Transportation Development Corp. Lease Revenue (Nanotechnology Facilities Project)	4.248%	9/1/35	140	137
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,549	2,832
	Ohio State University General Receipts Revenue	4.910%	6/1/40	3,130	3,072
	Ohio State University General Receipts Revenue	4.800%	6/1/11	2,051	1,750
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,340	3,500
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	1,460	1,378
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	5,935	4,979
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	7,850	4,977
37

STAR Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rutgers State University New Jersey GO		3.915%	5/1/19	8,660	5,705
	Sales Tax Securitization Corp. Illinois Revenue		3.238%	1/1/42	6,465	5,238
	Sales Tax Securitization Corp. Illinois Revenue		3.587%	1/1/43	9,280	7,824
	San Antonio TX Electric & Gas Systems Revenue		5.985%	2/1/39	2,607	2,732
	University of California Regents Medical Center Pooled Revenue		6.548%	5/15/48	1,705	1,850
	University of California Regents Medical Center Pooled Revenue		4.563%	5/15/53	2,355	1,993
	University of California Revenue		3.931%	5/15/45	4,540	4,105
	University of California Revenue		4.767%	5/15/15	2,556	2,076
	University of Michigan Revenue		3.504%	4/1/52	2,519	1,872
	University of Texas Financing System Revenue		4.794%	8/15/46	2,270	2,124
	University of Virginia Revenue		2.256%	9/1/50	3,890	2,215
Total Taxable Municipal Bonds (Cost $142,368)						141,419
					Shares
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[17]	Vanguard Market Liquidity Fund (Cost $314,088)		4.350%		3,141,198	314,088
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	5-Year U.S. Treasury Note Futures Contracts	5/2/25	1,371	$109.00	149,439	492
	10-Year U.S. Treasury Note Futures Contracts	5/2/25	182	111.50	20,293	148
	10-Year U.S. Treasury Note Futures Contracts	5/2/25	183	112.00	20,496	86
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	131	112.50	14,738	90
						816
Put Options
	10-Year U.S. Treasury Note Futures Contracts	5/2/25	182	111.50	20,293	17
	10-Year U.S. Treasury Note Futures Contracts	5/2/25	183	112.00	20,496	46
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	131	108.00	14,148	4
						67
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.640% Annually	MSCS	6/30/25	3.640%	94,200	1,380
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	3,759	9
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	54,241	132
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	3,759	1
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	54,241	17
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	47,100	84
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	44,200	661
						904
Total Options Purchased (Cost $3,857)						3,167
Total Investments (97.2%) (Cost $7,704,278)						7,731,091
38

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
[5,6,7]	UMBS Pool (Proceeds $8,957)	5.500%	2/1/53–5/25/55	(10,103)	(9,702)
Other Assets and Liabilities—Net (2.9%)					229,672
Net Assets (100%)					7,951,061
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $32,250 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $4,344 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $14,906 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Securities with a value of $6,425 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $848,102, representing 10.7% of net assets.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Hungary.
15	Face amount denominated in South African rand.
16	Guaranteed by the Republic of Azerbaijan.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ARM—Adjustable Rate Mortgage.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
39

STAR Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	131	$110.50	14,476	(251)

Put Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	131	$110.00	14,410	(17)
					(268)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.300% Annually	MSCS	6/30/25	3.300%	204,500	(876)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.780% Annually	MSCS	6/30/25	3.780%	22,100	(581)
					(1,457)
Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	3,759	(4)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	54,241	(53)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	3,759	(3)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	54,241	(44)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/26	4.900%	47,100	(318)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/26	5.830%	44,200	(160)
					(582)
					(2,039)
Total Options Written (Premiums Received $2,739)					(2,307)
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	1,363	283,706	1,027
5-Year U.S. Treasury Note	June 2025	3,371	368,098	3,055
10-Year U.S. Treasury Note	June 2025	4,276	479,848	6,065
Long U.S. Treasury Bond	June 2025	374	43,618	432
Ultra Long U.S. Treasury Bond	June 2025	1,163	140,759	(262)
				10,317

Short Futures Contracts
10-Year Japanese Government Bond	June 2025	(126)	(123,947)	(2,014)
Euro-Bobl	June 2025	(663)	(89,852)	(1,637)
Euro-Bund	June 2025	(1,069)	(159,588)	(1,955)
40

STAR Core-Plus Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Buxl	June 2025	(563)	(79,150)	(2,688)
Euro-Schatz	June 2025	(109)	(13,283)	(84)
Long Gilt	June 2025	(100)	(12,463)	(214)
Ultra 10-Year U.S. Treasury Note	June 2025	(94)	(10,785)	16
				(8,576)
				1,741

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	EUR	6,314	USD	7,193	—	(19)
State Street Bank & Trust Co.	6/18/25	EUR	6,025	USD	6,910	—	(64)
Toronto-Dominion Bank	6/18/25	EUR	3,620	USD	4,122	—	(9)
State Street Bank & Trust Co.	6/18/25	GBP	664	USD	890	—	(5)
JPMorgan Chase Bank, N.A.	6/18/25	GBP	643	USD	850	7	—
State Street Bank & Trust Co.	6/18/25	JPY	3,716,361	USD	25,248	884	—
State Street Bank & Trust Co.	6/18/25	USD	11,622	AUD	18,424	—	(186)
Toronto-Dominion Bank	6/18/25	USD	198,276	EUR	181,754	—	(8,249)
JPMorgan Chase Bank, N.A.	6/18/25	USD	8,961	EUR	7,775	125	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	8,419	EUR	7,683	—	(311)
State Street Bank & Trust Co.	6/18/25	USD	8,177	EUR	7,449	—	(287)
Citibank, N.A.	6/18/25	USD	5,712	EUR	5,006	23	—
Wells Fargo Bank N.A.	6/18/25	USD	2,046	EUR	1,869	—	(77)
State Street Bank & Trust Co.	6/18/25	USD	201	EUR	175	1	—
State Street Bank & Trust Co.	6/18/25	USD	78,049	GBP	60,242	—	(2,250)
Toronto-Dominion Bank	6/18/25	USD	1,274	GBP	989	—	(44)
Toronto-Dominion Bank	6/18/25	USD	854	GBP	638	3	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	290	GBP	217	—	—
State Street Bank & Trust Co.	6/18/25	USD	89	HUF	32,368	—	(1)
Toronto-Dominion Bank	6/18/25	USD	15	HUF	5,294	—	—
State Street Bank & Trust Co.	6/18/25	USD	24,605	JPY	3,622,149	—	(865)
JPMorgan Chase Bank, N.A.	6/18/25	USD	8,841	JPY	1,252,505	34	—
Toronto-Dominion Bank	6/18/25	USD	2,323	JPY	338,696	—	(59)
Toronto-Dominion Bank	6/18/25	USD	774	JPY	109,331	5	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	304	JPY	45,130	—	(13)
JPMorgan Chase Bank, N.A.	6/18/25	USD	554	MXN	11,385	—	(22)
State Street Bank & Trust Co.	6/18/25	USD	427	MXN	8,767	—	(17)
State Street Bank & Trust Co.	6/18/25	USD	648	PLN	2,527	—	(18)
State Street Bank & Trust Co.	6/18/25	USD	396	PLN	1,493	2	—
State Street Bank & Trust Co.	6/18/25	USD	29,080	ZAR	529,554	721	—
						1,805	(12,496)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

41

STAR Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Argentine Republic/Caa3	6/20/30	BANA	10,000	5.000	(1,449)	(1,874)	425	—
Republic of Indonesia/Baa2	6/20/30	JPMC	18,420	1.000	40	67	—	(27)
Republic of Turkiye/B1	6/20/30	BARC	5,650	1.000	(627)	(560)	—	(67)
					(2,036)	(2,367)	425	(94)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/19/27	6/19/25[1]	31,584,440[2]	0.000[3]	(0.880)[4]	(912)	(912)
8/31/29	6/2/25[1]	53,200[5]	0.000[6]	(3.206)[4]	235	235
8/31/29	6/2/25[1]	31,300[5]	0.000[6]	(3.719)[4]	(495)	(495)
8/31/29	6/2/25[1]	19,800[5]	0.000[6]	(3.495)[4]	(138)	(138)
6/18/30	6/18/25[1]	79,000,000[7]	2.482[8]	(0.000)[9]	642	642
6/18/30	6/18/25[1]	46,000,000[7]	2.382[8]	(0.000)[9]	220	220
6/18/30	6/18/25[1]	17,250,000[10]	6.316[4]	(0.000)[11]	844	844
6/18/30	6/18/25[1]	74,000[12]	0.000[13]	(4.760)[4]	(773)	(773)
4/21/33	4/21/26[1]	6,600[5]	0.000[6]	(3.730)[4]	(85)	(68)
4/22/35	4/22/30[1]	21,020[5]	0.000[6]	(4.090)[4]	(92)	(67)
6/6/35	6/18/25[1]	816,215[14]	0.000[15]	(8.435)[16]	(764)	(764)
6/18/35	6/18/25[1]	48,000[12]	0.000[13]	(4.404)[4]	(157)	(157)
6/18/35	6/18/25[1]	47,000[12]	0.000[13]	(4.415)[4]	(164)	(164)
6/18/35	6/18/25[1]	21,830[17]	2.578[4]	(0.000)[18]	647	647
4/21/46	4/21/26[1]	9,790[5]	4.020[4]	(0.000)[6]	159	129
					(833)	(821)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in Japanese yen.
3 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
4 Interest payment received/paid annually.
5 Notional amount denominated in U.S. dollar.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
7 Notional amount denominated in Korean won.
8 Interest payment received/paid quarterly.
9 Based on South Korean Won 3 Month Certificate of Deposit as of the most recent reset date. Interest payment received/paid quarterly.
10 Notional amount denominated in Hungarian Forint.
11 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
12 Notional amount denominated in Polish złoty.
13 Based on 6 Month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
14 Notional amount denominated in Mexican pesos.
15 Based on Mexican Overnight Interbank Equilibrium Interest Rate (TIIEFONDEO) as of the most recent reset date. Interest payment received/paid every 28 days.
16 Interest payment received/paid every 28 days.
17 Notional amount denominated in euro.
18 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
42

STAR Core-Plus Bond Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,390,190)	7,417,003
Affiliated Issuers (Cost $314,088)	314,088
Total Investments in Securities	7,731,091
Investment in Vanguard	228
Cash	2,962
Foreign Currency, at Value (Cost $2,955)	2,973
Receivables for Investment Securities Sold	1,458,749
Receivables for Accrued Income	65,155
Swap Premiums Paid	67
Variation Margin Receivable—Centrally Cleared Swap Contracts	212
Unrealized Appreciation—Forward Currency Contracts	1,805
Unrealized Appreciation—Over-the-Counter Swap Contracts	425
Total Assets	9,263,667
Liabilities
Liability for Sale Commitments, at Value (Proceeds $8,957)	9,702
Payables for Investment Securities Purchased	1,283,830
Payables to Vanguard	647
Options Written, at Value (Premiums Received $2,739)	2,307
Swap Premiums Received	2,434
Variation Margin Payable—Futures Contracts	1,096
Unrealized Depreciation—Forward Currency Contracts	12,496
Unrealized Depreciation—Over-the-Counter Swap Contracts	94
Total Liabilities	1,312,606
Net Assets	7,951,061
At April 30, 2025, net assets consisted of:

Paid-in Capital	7,920,103
Total Distributable Earnings (Loss)	30,958
Net Assets	7,951,061
Net Assets
Applicable to 792,337,634 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,951,061
Net Asset Value Per Share	$10.03
See accompanying Notes, which are an integral part of the Financial Statements.
43

STAR Core-Plus Bond Fund
Statement of Operations

March 12, 2025[1] to April 30, 2025
($000)
Investment Income
Income
Interest[2]	53,667
Total Income	53,667
Expenses
The Vanguard Group—Note B
Investment Advisory Services	253
Management and Administrative	1,863
Marketing and Distribution	16
Custodian Fees	3
Shareholders’ Reports	44
Trustees’ Fees and Expenses	1
Other Expenses	3
Total Expenses	2,183
Net Investment Income	51,484
Realized Net Gain (Loss)
Investment Securities Sold[2]	12,754
Futures Contracts	(4,449)
Options Purchased	150
Options Written	67
Swap Contracts	2,815
Forward Currency Contracts	1,355
Foreign Currencies	(172)
Realized Net Gain (Loss)	12,520
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	26,758
Futures Contracts	1,741
Options Purchased	(690)
Options Written	432
Swap Contracts	(490)
Forward Currency Contracts	(10,691)
Foreign Currencies	316
Change in Unrealized Appreciation (Depreciation)	17,376
Net Increase (Decrease) in Net Assets Resulting from Operations	81,380
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,823, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
44

STAR Core-Plus Bond Fund
Statement of Changes in Net Assets

March 12, 2025[1] to April 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,484
Realized Net Gain (Loss)	12,520
Change in Unrealized Appreciation (Depreciation)	17,376
Net Increase (Decrease) in Net Assets Resulting from Operations	81,380
Distributions
Total Distributions	(50,422)
Capital Share Transactions
Issued	8,448,875
Issued in Lieu of Cash Distributions	50,422
Redeemed	(579,194)
Net Increase (Decrease) from Capital Share Transactions	7,920,103
Total Increase (Decrease)	7,951,061
Net Assets
Beginning of Period	—
End of Period	7,951,061
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
45

STAR Core-Plus Bond Fund
Financial Highlights
For a Share Outstanding Throughout the Period	March 12, 2025[1] to April 30, 2025
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.063
Net Realized and Unrealized Gain (Loss) on Investments	.030
Total from Investment Operations	.093
Distributions
Dividends from Net Investment Income	(.063)
Distributions from Realized Capital Gains	—
Total Distributions	(.063)
Net Asset Value, End of Period	$10.03
Total Return	0.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,951
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	4.71%
Portfolio Turnover Rate[3,4]	143%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	Includes 12% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
46

STAR Core-Plus Bond Fund
Notes to Financial Statements
Vanguard STAR Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund is wholly owned by the Vanguard STAR Fund and is dedicated to investment by Vanguard STAR Fund but may, pursuant to limited exceptions, permit investment by other Vanguard products.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2025, counterparties had deposited in segregated accounts securities with a value of $843,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
47

STAR Core-Plus Bond Fund
During the period ended ended April 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended April 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 17% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
48

STAR Core-Plus Bond Fund
During the period ended April 30, 2025, the fund’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended April 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 8% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and
49

STAR Core-Plus Bond Fund
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $228,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
50

STAR Core-Plus Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,278,868	—	3,278,868
Asset-Backed/Commercial Mortgage-Backed Securities	—	414,206	—	414,206
Corporate Bonds	—	2,695,240	—	2,695,240
Sovereign Bonds	—	884,103	—	884,103
Taxable Municipal Bonds	—	141,419	—	141,419
Temporary Cash Investments	314,088	—	—	314,088
Options Purchased	883	2,284	—	3,167
Total	314,971	7,416,120	—	7,731,091
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(9,702)	—	(9,702)

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,595	—	—	10,595
Forward Currency Contracts	—	1,805	—	1,805
Swap Contracts	2,717[1]	425	—	3,142
Total	13,312	2,230	—	15,542
Liabilities
Options Written	(268)	(2,039)	—	(2,307)
Futures Contracts[1]	(8,854)	—	—	(8,854)
Forward Currency Contracts	—	(12,496)	—	(12,496)
Swap Contracts	(3,538)[1]	(94)	—	(3,632)
Total	(12,660)	(14,629)	—	(27,289)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	3,167	—	—	3,167
Swap Premiums Paid	—	—	67	67
Unrealized Appreciation—Futures Contracts[1]	10,595	—	—	10,595
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	2,717	—	—	2,717
Unrealized Appreciation—Forward Currency Contracts	—	1,805	—	1,805
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	425	425
Total Assets	16,479	1,805	492	18,776

Options Written, at Value	(2,307)	—	—	(2,307)
Swap Premiums Received	—	—	(2,434)	(2,434)
Unrealized Depreciation—Futures Contracts[1]	(8,854)	—	—	(8,854)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(3,538)	—	—	(3,538)
Unrealized Depreciation—Forward Currency Contracts	—	(12,496)	—	(12,496)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(94)	(94)
Total Liabilities	(14,699)	(12,496)	(2,528)	(29,723)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
51

STAR Core-Plus Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(4,449)	—	—	(4,449)
Options Purchased	150	—	—	150
Options Written	67	—	—	67
Swap Contracts	1,673	—	1,142	2,815
Forward Currency Contracts	—	1,355	—	1,355
Realized Net Gain (Loss) on Derivatives	(2,559)	1,355	1,142	(62)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,741	—	—	1,741
Options Purchased	(690)	—	—	(690)
Options Written	432	—	—	432
Swap Contracts	(821)	—	331	(490)
Forward Currency Contracts	—	(10,691)	—	(10,691)
Change in Unrealized Appreciation (Depreciation) on Derivatives	662	(10,691)	331	(9,698)
E.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,690,207
Gross Unrealized Appreciation	75,702
Gross Unrealized Depreciation	(58,634)
Net Unrealized Appreciation (Depreciation)	17,068
F.  During the period ended April 30, 2025, the fund purchased $1,692,144,000 of investment securities and sold $2,647,514,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,394,419,000 and $9,193,710,000, respectively. In addition, the fund purchased and sold investment securities of $8,043,364,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 12, 2025[1] to April 30, 2025
Shares (000)
Issued	844,879
Issued in Lieu of Cash Distributions	5,027
Redeemed	(57,568)
Net Increase (Decrease) in Shares Outstanding	792,338
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
52

STAR Core-Plus Bond Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q562 062025
53

Financial Statements
For the six-months ended April 30, 2025
Vanguard Total International Stock Index Fund

Contents
Financial Statements	1

Total International Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (4.5%)
	Commonwealth Bank of Australia	23,822,038	2,539,171
	CSL Ltd.	6,863,779	1,101,725
	BHP Group Ltd. (XASX)	44,614,855	1,063,335
	Westpac Banking Corp.	49,132,936	1,031,063
	National Australia Bank Ltd.	44,147,445	1,019,395
	ANZ Group Holdings Ltd.	42,772,508	817,907
	Wesfarmers Ltd.	16,093,198	806,209
	BHP Group Ltd.	27,076,249	643,922
	Macquarie Group Ltd.	4,979,092	615,292
	Goodman Group	28,189,645	539,658
	Transurban Group	43,988,159	396,394
	Rio Tinto Ltd.	5,289,962	395,780
	Aristocrat Leisure Ltd.	8,992,420	384,058
	Woolworths Group Ltd.	17,368,748	350,547
	Woodside Energy Group Ltd.	26,844,140	349,917
	QBE Insurance Group Ltd.	21,314,563	294,566
	Brambles Ltd.	19,789,439	260,066
	Coles Group Ltd.	18,482,577	250,990
	Fortescue Ltd.	22,610,265	233,512
*	Xero Ltd.	2,145,102	225,907
	Computershare Ltd.	8,198,663	214,243
	Suncorp Group Ltd.	15,369,020	199,860
	Northern Star Resources Ltd.	16,003,161	196,578
	Insurance Australia Group Ltd.	33,912,542	178,125
	Santos Ltd.	46,061,188	177,076
	Scentre Group	73,773,716	170,915
	Origin Energy Ltd.	24,461,702	166,731
	Telstra Group Ltd.	57,457,829	165,829
	Cochlear Ltd.	906,608	158,775
	WiseTech Global Ltd.	2,717,071	154,501
*	James Hardie Industries plc	6,172,873	144,891
	Evolution Mining Ltd.	26,555,186	133,175
	ASX Ltd.	2,746,916	124,386
	Stockland	33,917,066	119,193
	Medibank Pvt Ltd.	39,182,696	116,558
	Sonic Healthcare Ltd.	6,806,375	113,646
	REA Group Ltd.	714,091	113,455
	CAR Group Ltd.	5,226,640	111,559
	South32 Ltd.	64,352,222	110,898
	Pro Medicus Ltd.	725,459	106,374
	Lottery Corp. Ltd.	31,678,919	105,571
	JB Hi-Fi Ltd.	1,558,788	103,297
	BlueScope Steel Ltd.	6,311,788	96,674
	APA Group	18,253,956	96,052
	SGH Ltd.	2,799,420	91,554
	Washington H Soul Pattinson & Co. Ltd.	3,515,428	83,676
	Mirvac Group	56,404,091	82,274
	GPT Group	27,316,694	80,976
	Vicinity Ltd.	53,395,869	80,753
	Technology One Ltd.	3,974,772	76,722
	ALS Ltd.	6,965,623	76,430
	Dexus	15,468,822	74,461
*	Lynas Rare Earths Ltd.	13,353,960	73,003
	Charter Hall Group	6,718,083	72,636
	Orica Ltd.	6,959,809	72,242
*	Telix Pharmaceuticals Ltd.	4,044,668	70,312
*	NEXTDC Ltd.	9,104,883	69,127
[1]	SEEK Ltd.	5,017,170	68,304
	Treasury Wine Estates Ltd.	11,562,293	66,090
	Qube Holdings Ltd.	25,227,250	63,868

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Qantas Airways Ltd.	11,000,836	62,198
	Steadfast Group Ltd.	15,840,869	59,528
	AGL Energy Ltd.	8,509,209	57,990
	Bendigo & Adelaide Bank Ltd.	8,090,681	57,879
	Worley Ltd.	6,836,947	54,471
	Atlas Arteria Ltd.	16,115,116	53,379
	Ramsay Health Care Ltd.	2,502,378	53,277
	Endeavour Group Ltd.	20,501,601	52,441
	Cleanaway Waste Management Ltd.	31,457,140	52,351
	Ampol Ltd.	3,430,481	52,089
	Aurizon Holdings Ltd.	24,979,603	48,903
	Bank of Queensland Ltd.	9,477,008	45,270
	Sigma Healthcare Ltd.	22,734,073	43,869
*	De Grey Mining Ltd.	27,883,558	41,620
	Perseus Mining Ltd.	19,381,115	41,538
*	Sandfire Resources Ltd.	6,430,898	40,958
	Ansell Ltd.	2,057,146	39,908
*	Genesis Minerals Ltd.	15,596,193	38,514
	Breville Group Ltd.	2,042,650	37,453
	HUB24 Ltd.	806,850	37,276
	Dyno Nobel Ltd.	25,441,026	36,930
*	Pilbara Minerals Ltd.	38,130,475	36,736
	Downer EDI Ltd.	9,446,750	34,496
	Challenger Ltd.	7,281,249	32,993
	Lendlease Corp. Ltd.	9,751,039	32,856
*	Capricorn Metals Ltd.	5,450,386	32,247
*,1	Mineral Resources Ltd.	2,450,652	32,229
	Metcash Ltd.	15,450,818	31,825
	Whitehaven Coal Ltd.	9,919,874	31,731
	AUB Group Ltd.	1,509,430	30,822
	Ventia Services Group Pty Ltd.	11,301,227	30,598
	Reece Ltd.	3,003,084	30,284
[1]	Eagers Automotive Ltd.	2,544,767	30,034
	AMP Ltd.	36,160,340	29,867
	nib holdings Ltd.	6,832,173	29,806
	Gold Road Resources Ltd.	15,361,292	29,803
	Reliance Worldwide Corp. Ltd.	11,053,350	29,714
	Pinnacle Investment Management Group Ltd.	2,539,209	29,284
*	Regis Resources Ltd.	9,816,044	28,379
	National Storage REIT	19,265,197	28,328
	Harvey Norman Holdings Ltd.	8,339,912	27,883
	Ramelius Resources Ltd.	16,284,511	27,404
*	Vault Minerals Ltd.	90,727,012	24,965
*	West African Resources Ltd.	16,164,302	24,738
	Region RE Ltd.	16,491,346	24,444
	Westgold Resources Ltd.	12,489,138	23,726
[1]	Flight Centre Travel Group Ltd.	2,878,051	23,615
*	Insignia Financial Ltd.	9,460,785	22,797
	Charter Hall Long Wale REIT	9,198,044	22,597
[1]	IDP Education Ltd.	3,968,295	22,506
	IGO Ltd.	8,795,176	22,037
	Orora Ltd.	18,819,042	21,804
[1]	ARB Corp. Ltd.	1,072,515	21,613
	Netwealth Group Ltd.	1,197,427	21,514
	Sims Ltd.	2,221,360	20,734
*	Emerald Resources NL	7,794,502	20,014
*	Paladin Energy Ltd.	5,309,214	19,921
*	Zip Co. Ltd.	17,632,440	19,753
	Super Retail Group Ltd.	2,292,610	19,662
*,1	Mesoblast Ltd.	16,736,191	19,267
	HomeCo Daily Needs REIT	24,571,595	19,264
	Champion Iron Ltd.	6,481,741	18,948
	Beach Energy Ltd.	25,005,163	18,822
	Ingenia Communities Group	5,267,496	18,687
*	Spartan Resources Ltd.	14,314,395	18,569
*	Temple & Webster Group Ltd.	1,559,441	17,795
	BWP Trust	7,630,395	17,495
	Nine Entertainment Co. Holdings Ltd.	18,937,310	17,355
[2]	Viva Energy Group Ltd.	15,746,433	17,314
	Codan Ltd.	1,717,149	17,296

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Charter Hall Retail REIT	7,110,548	16,984
	Perpetual Ltd.	1,589,707	16,888
	New Hope Corp. Ltd.	7,157,071	16,789
	TPG Telecom Ltd.	5,124,515	16,594
	Waypoint REIT Ltd.	9,913,304	16,235
*	Megaport Ltd.	2,153,349	15,841
	Iluka Resources Ltd.	5,964,585	15,803
	Bega Cheese Ltd.	4,218,105	15,259
	Bapcor Ltd.	4,688,757	15,234
*	Austal Ltd.	4,492,048	15,219
	Premier Investments Ltd.	1,137,496	15,152
[1]	Domino's Pizza Enterprises Ltd.	927,267	14,986
*	WEB Travel Group Ltd.	5,361,317	14,743
[1]	Yancoal Australia Ltd.	4,592,339	14,643
*	PEXA Group Ltd.	1,899,259	14,634
	Deterra Royalties Ltd.	6,006,012	14,003
	Centuria Industrial REIT	7,348,125	13,839
	Monadelphous Group Ltd.	1,332,835	13,783
*,1	Guzman y Gomez Ltd.	653,353	13,450
	Imdex Ltd.	7,088,147	13,409
	EVT Ltd.	1,485,506	13,373
	Arena REIT	5,559,989	13,241
	Brickworks Ltd.	818,175	13,179
	GrainCorp Ltd. Class A	3,092,812	13,168
	IRESS Ltd.	2,583,449	13,156
	Nufarm Ltd.	5,321,723	13,139
	Corporate Travel Management Ltd.	1,583,397	12,930
	Nick Scali Ltd.	1,106,630	12,602
	HMC Capital Ltd.	4,034,421	12,566
	Helia Group Ltd.	4,053,007	12,562
	GQG Partners Inc.	8,904,275	12,482
[1]	Lovisa Holdings Ltd.	775,612	12,382
	Magellan Financial Group Ltd.	2,522,414	12,366
*,1	Boss Energy Ltd.	5,711,915	11,679
	Generation Development Group Ltd.	4,402,751	11,644
	Inghams Group Ltd.	5,270,215	11,570
*	Neuren Pharmaceuticals Ltd.	1,549,662	11,555
	Tabcorp Holdings Ltd.	32,119,789	11,448
	Centuria Capital Group	11,300,618	11,387
*	Superloop Ltd.	7,009,149	11,209
	Perenti Ltd.	12,715,386	11,120
	NRW Holdings Ltd.	6,092,363	10,560
	Karoon Energy Ltd.	11,436,813	10,528
*,1	DroneShield Ltd.	12,193,460	10,520
	Elders Ltd.	2,596,344	10,517
*	Bellevue Gold Ltd.	17,806,588	10,366
*	Nanosonics Ltd.	3,320,450	10,196
	IPH Ltd.	3,413,432	9,970
*	Resolute Mining Ltd.	29,830,063	9,738
	Amotiv Ltd.	1,950,005	9,669
*	Deep Yellow Ltd.	13,157,404	9,570
	Service Stream Ltd.	7,975,746	9,552
	Data#3 Ltd.	2,035,160	9,478
[1]	Domain Holdings Australia Ltd.	3,441,871	9,464
	Myer Holdings Ltd.	20,055,047	9,252
*	IperionX Ltd.	4,033,284	9,252
*	Tuas Ltd.	2,529,522	9,135
	Aussie Broadband Ltd.	3,458,610	9,086
	G8 Education Ltd.	11,156,057	8,970
	Charter Hall Social Infrastructure REIT	4,742,559	8,883
*	Healius Ltd.	9,320,315	8,677
*,1	Vulcan Energy Resources Ltd.	2,700,796	8,420
	Nickel Industries Ltd.	23,220,851	8,386
*	Judo Capital Holdings Ltd.	7,241,639	8,256
	McMillan Shakespeare Ltd.	829,058	8,123
	Hansen Technologies Ltd.	2,322,769	8,060
	Regis Healthcare Ltd.	1,839,632	8,046
*	Macquarie Technology Group Ltd.	210,214	7,999
*	SiteMinder Ltd.	3,003,184	7,924
*,1	Catapult Group International Ltd.	3,014,963	7,896

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Collins Foods Ltd.	1,497,918	7,886
*,1	Alpha HPA Ltd.	13,071,844	7,657
	Integral Diagnostics Ltd.	4,878,097	7,544
*,1	Liontown Resources Ltd.	22,038,895	7,404
	Bravura Solutions Ltd.	5,128,317	7,210
[1]	Lifestyle Communities Ltd.	1,564,521	7,146
	Abacus Storage King	7,547,014	7,137
	Credit Corp. Group Ltd.	791,960	6,853
*,1	PolyNovo Ltd.	8,542,582	6,605
*,1,3	Opthea Ltd.	17,087,293	6,567
	SRG Global Ltd.	7,803,502	6,459
*,1	Select Harvests Ltd.	1,968,231	6,452
	Redox Ltd.	3,421,472	6,397
[1]	Maas Group Holdings Ltd.	2,506,220	6,346
	Vulcan Steel Ltd.	1,325,844	6,271
	oOh!media Ltd.	6,386,542	6,257
	SmartGroup Corp. Ltd.	1,202,831	6,032
	Rural Funds Trust	5,206,845	5,900
	MyState Ltd.	2,359,193	5,893
	Stanmore Resources Ltd.	4,668,969	5,799
*,1	FleetPartners Group Ltd.	3,226,304	5,757
*,1	Clarity Pharmaceuticals Ltd.	4,075,561	5,748
	Growthpoint Properties Australia Ltd.	3,767,093	5,588
	Accent Group Ltd.	4,671,248	5,544
	GWA Group Ltd.	3,627,739	5,514
*,1	Silex Systems Ltd.	2,755,535	5,467
	Australian Ethical Investment Ltd.	1,579,718	5,241
	Centuria Office REIT	6,566,133	5,161
*	Mayne Pharma Group Ltd.	1,145,908	5,152
	Ridley Corp. Ltd.	3,399,358	5,139
	Abacus Group	6,969,931	5,088
*	Nuix Ltd.	3,221,446	5,024
	Dexus Industria REIT	2,947,451	4,906
	Jumbo Interactive Ltd.	736,873	4,817
[1]	Kelsian Group Ltd.	2,670,337	4,639
[1]	Clinuvel Pharmaceuticals Ltd.	624,010	4,545
*,1	Arafura Rare Earths Ltd.	34,415,453	4,505
[1]	Johns Lyng Group Ltd.	3,127,709	4,448
*	Aurelia Metals Ltd.	22,993,468	4,328
*	Amplitude Energy Ltd.	36,472,959	4,315
*,1	Strike Energy Ltd.	38,853,763	4,236
	Cromwell Property Group	17,493,500	4,198
*	Australian Agricultural Co. Ltd.	4,555,108	4,176
	Infomedia Ltd.	5,218,345	4,142
	PWR Holdings Ltd.	897,241	3,933
*,1	Audinate Group Ltd.	997,066	3,914
*,1	BrainChip Holdings Ltd.	22,494,940	3,907
	Dicker Data Ltd.	716,002	3,869
*,1	Oceania Healthcare Ltd.	9,874,035	3,818
	Navigator Global Investments Ltd.	3,295,379	3,694
*	Omni Bridgeway Ltd.	3,856,349	3,606
*	Emeco Holdings Ltd.	7,081,556	3,454
[3]	SG Fleet Group Ltd.	1,516,771	3,416
[1]	Regal Partners Ltd.	2,838,140	3,414
*	Alkane Resources Ltd.	6,587,274	3,390
*,1	Chalice Mining Ltd.	4,737,843	3,336
	Australian Finance Group Ltd.	2,861,603	3,335
	Australian Clinical Labs Ltd.	1,661,598	3,317
*,1	Weebit Nano Ltd.	2,905,488	3,292
*,1	EML Payments Ltd.	5,230,617	3,274
	HealthCo REIT	6,055,631	3,263
	Praemium Ltd.	6,841,258	3,255
	Kogan.com Ltd.	1,083,667	3,122
	Cedar Woods Properties Ltd.	868,600	3,115
*,1	Fineos Corp. Ltd.	2,113,089	2,944
	GDI Property Group Partnership	6,792,882	2,892
*	St. Barbara Ltd.	15,440,718	2,866
[3]	Leo Lithium Ltd.	12,697,269	2,708
*,1	ioneer Ltd.	29,122,532	2,698
[1]	Platinum Asset Management Ltd.	7,251,336	2,641

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	OFX Group Ltd.	3,344,840	2,425
*,1	Star Entertainment Group Ltd.	35,935,351	2,388
*	Tyro Payments Ltd.	4,590,621	2,376
	Solvar Ltd.	2,273,837	2,359
*,1	Syrah Resources Ltd.	14,359,927	2,298
*	Webjet Group Ltd.	5,312,970	2,176
*,1	Novonix Ltd.	7,486,008	2,043
*,3	AVZ Minerals Ltd.	30,957,657	1,983
*	Mount Gibson Iron Ltd.	9,900,164	1,967
*,1	Sayona Mining Ltd.	156,068,232	1,896
*,1	Wildcat Resources Ltd.	14,790,497	1,896
*,1	Baby Bunting Group Ltd.	1,778,262	1,783
*	Carnarvon Energy Ltd.	24,349,742	1,717
	Humm Group Ltd.	5,191,847	1,697
*,1	Imugene Ltd.	92,935,232	1,438
*,1	Coast Entertainment Holdings Ltd.	5,437,328	1,410
[1,2]	Coronado Global Resources Inc.	10,300,436	1,285
*,1	Core Lithium Ltd.	27,797,020	1,243
*,1	Cettire Ltd.	2,842,639	817
*,1	29Metals Ltd.	9,474,946	725
*,3	Firefinch Ltd.	14,620,770	562
	Sims Ltd. ADR	57	1
*,1,3	ESG Minerals Ltd.	747,574	—
			21,335,807
Austria (0.2%)
	Erste Group Bank AG	4,367,647	295,784
[1,2]	BAWAG Group AG	1,081,476	118,538
[1]	OMV AG	1,996,352	103,219
[1]	Verbund AG	936,632	71,981
[1]	ANDRITZ AG	982,421	70,597
[1]	Wienerberger AG	1,575,082	55,304
	Raiffeisen Bank International AG	1,817,939	48,559
[1]	voestalpine AG	1,552,800	40,919
[1]	Vienna Insurance Group AG Wiener Versicherung Gruppe	534,824	25,438
	UNIQA Insurance Group AG	1,528,804	17,715
*	DO & CO AG	103,761	16,575
[1]	Strabag SE	180,927	15,873
[1]	Oesterreichische Post AG	460,062	15,511
[1]	EVN AG	519,273	13,589
[1]	CA Immobilien Anlagen AG	484,124	13,107
[1]	Telekom Austria AG Class A	1,229,761	12,991
	Porr AG	305,831	10,709
*,1	CPI Europe AG	441,967	8,743
*,1	Lenzing AG	273,027	8,587
[1]	Palfinger AG	213,003	6,943
*,1	AT&S Austria Technologie & Systemtechnik AG	345,769	5,599
[1]	Schoeller-Bleckmann Oilfield Equipment AG	156,697	5,568
[1]	Agrana Beteiligungs AG	164,285	2,213
*,1	Eurotelesites AG	340,305	1,932
			985,994
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,931,336	918,200
*	Argenx SE	858,512	554,984
	UCB SA	1,721,116	315,548
	KBC Group NV	3,308,714	305,092
	Ageas SA/NV	2,481,917	155,657
	Groupe Bruxelles Lambert NV	1,168,700	96,411
	Ackermans & van Haaren NV	310,107	75,848
[1]	Elia Group SA/NV Class B	672,183	72,878
	Syensqo SA	1,005,237	71,907
	Sofina SA	239,684	66,966
	D'ieteren Group	313,781	62,662
*,1	Warehouses De Pauw CVA	2,413,336	61,642
	Lotus Bakeries NV	5,640	54,229
[3]	Aedifica SA	665,825	53,290
[1,3]	Cofinimmo SA	527,833	42,156
	Financiere de Tubize SA	268,852	38,574
	Solvay SA	996,988	37,729
	Azelis Group NV	2,390,273	37,037

Total International Stock Index Fund
		Shares	Market Value• ($000)
	KBC Ancora	528,775	34,645
	Umicore SA	3,001,368	27,283
	Colruyt Group NV	432,840	20,814
	Montea NV	285,195	20,706
	Fagron	881,517	20,549
	Bekaert SA	487,759	18,821
[1]	Melexis NV	309,263	18,558
[1]	Shurgard Self Storage Ltd.	428,163	17,765
	Xior Student Housing NV	545,383	17,688
	VGP NV	184,906	17,109
	Gimv NV	359,659	16,195
	Proximus SADP	2,074,544	15,934
	Deme Group NV	98,584	14,777
	Barco NV	1,071,520	14,662
	Retail Estates NV	175,546	12,871
[1]	Tessenderlo Group SA	326,784	9,672
*,1	Ontex Group NV	973,959	7,996
	Vastned NV	211,734	6,960
[1]	Kinepolis Group NV	191,534	6,602
	bpost SA	1,403,444	2,251
			3,342,668
Brazil (0.9%)
	Vale SA	51,831,009	482,769
	Petroleo Brasileiro SA	52,742,255	297,858
	B3 SA - Brasil Bolsa Balcao	76,657,173	182,216
	WEG SA	21,055,242	165,618
	Ambev SA	61,482,078	157,845
	Centrais Eletricas Brasileiras SA	17,574,123	136,099
	JBS SA	16,050,021	124,664
	Banco do Brasil SA	23,954,896	122,114
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,791,741	116,230
	Banco BTG Pactual SA	16,637,040	111,722
	Localiza Rent a Car SA	14,025,302	106,169
*	Embraer SA	8,456,810	96,740
	Equatorial Energia SA	13,954,424	90,511
	Suzano SA	9,512,004	83,938
	BB Seguridade Participacoes SA	9,334,160	70,346
	Raia Drogasil SA	19,848,776	69,390
[2]	Rede D'Or Sao Luiz SA	12,062,505	68,058
*	PRIO SA	11,151,192	66,237
	Rumo SA	17,546,133	59,980
	Vibra Energia SA	15,629,692	51,776
	Telefonica Brasil SA	10,415,840	51,004
	Banco Bradesco SA	21,111,242	45,495
	Klabin SA	12,475,295	40,733
	Energisa SA	4,707,562	38,107
	Lojas Renner SA	14,644,250	37,700
	BRF SA	9,198,586	36,793
	CCR SA	15,407,127	36,515
	Ultrapar Participacoes SA	11,460,435	36,006
	Itau Unibanco Holding SA	6,572,889	35,996
	TIM SA	10,118,212	33,786
	XP MALLS FDO INV IMOB FII	1,587,426	29,790
*,2	Hapvida Participacoes e Investimentos SA	67,023,453	27,399
	Sendas Distribuidora SA	16,904,031	27,373
	Banco Santander Brasil SA	5,115,207	26,607
	Allos SA	6,546,488	24,524
	Hypera SA	5,711,128	24,273
	TOTVS SA	3,644,155	24,157
	Kinea Rendimentos Imobiliarios FII	1,297,811	23,600
*	Eneva SA	9,725,352	23,152
*	Cia De Sanena Do Parana	4,252,195	23,025
*	Embraer SA ADR	500,190	22,979
	Cosan SA	16,589,361	22,713
*	Natura & Co. Holding SA	13,483,550	22,595
	Santos Brasil Participacoes SA	9,385,447	22,392
*	Multiplan Empreendimentos Imobiliarios SA	4,409,058	19,998
	Porto Seguro SA	2,554,958	19,804
	Tres Tentos Agroindustrial SA	6,914,900	19,739

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Transmissora Alianca de Energia Eletrica SA	2,996,575	18,966
	Brava Energia	6,015,678	18,402
	Caixa Seguridade Participacoes SA	6,250,600	18,019
	Kinea Indice de Precos FII	1,114,995	17,936
	CPFL Energia SA	2,662,500	17,917
[2]	GPS Participacoes e Empreendimentos SA	6,729,100	17,904
	Marfrig Global Foods SA	4,671,242	17,680
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,042,044	17,656
	Engie Brasil Energia SA	2,405,433	17,620
	Cia Paranaense de Energia - Copel	9,315,038	17,136
	Kinea Renda Imobiliaria FII	648,957	17,005
	Iguatemi SA	4,197,910	15,193
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	501,944	14,222
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	14,201
	Neoenergia SA	3,139,600	12,669
*	Ambipar Participacoes e Empreendimentos SA Class B	558,429	12,005
	Cogna Educacao SA	26,134,485	11,881
	Cia Siderurgica Nacional SA	7,103,633	11,641
	Atacadao SA	7,581,865	11,423
	Direcional Engenharia SA	1,730,637	11,085
	Azzas 2154 SA	1,904,568	10,685
	FII BTLG	574,697	10,199
*	Serena Energia SA	5,845,350	10,094
	SLC Agricola SA	2,818,854	9,830
	Cia Energetica de Minas Gerais ADR	5,197,706	9,824
	Cia de Saneamento de Minas Gerais Copasa MG	2,589,103	9,781
	Fleury SA	4,272,243	9,779
*	IRB-Brasil Resseguros SA	1,119,784	9,437
	Maxi Renda FII	5,610,169	9,194
	Alupar Investimento SA	1,647,536	8,947
	Telefonica Brasil SA ADR	898,342	8,723
*	Orizon Valorizacao de Residuos SA	1,004,776	8,682
	Magazine Luiza SA	5,277,165	8,666
	Cury Construtora e Incorporadora SA	1,783,700	8,659
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	8,438
	Itau Unibanco Holding SA ADR	1,321,989	8,342
	XP Log FII	466,467	8,318
	YDUQS Participacoes SA	3,170,720	7,984
	Wilson Sons SA	2,641,700	7,974
	CSN Mineracao SA	7,318,000	7,917
	Auren Energia SA	4,930,384	7,758
	M Dias Branco SA	1,730,092	7,734
	Grupo Mateus SA	5,540,280	7,517
	Vinci Shopping Centers FII	396,848	7,493
	Sao Martinho SA	2,127,617	7,314
	Odontoprev SA	3,865,908	7,275
	Smartfit Escola de Ginastica e Danca SA	1,594,793	6,871
	Capitania Securities II FII	4,992,177	6,712
	Fundo De Investimento Imobiliario Tg Ativo Real	417,575	6,615
	Vivara Participacoes SA	1,684,213	6,562
	Kinea High Yield CRI - FII	356,210	6,376
	Hedge Brasil Shopping FII	178,878	6,222
	Petroreconcavo SA	2,749,050	6,220
	Fras-Le SA	1,193,899	6,151
	FII Iridium	497,854	6,072
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,908,863	5,990
	Trx Real Estate FII	324,791	5,962
*	MRV Engenharia e Participacoes SA	5,312,440	5,542
	Fii UBS Br Receb Imob	365,529	5,441
*	Hidrovias do Brasil SA	9,873,018	5,271
	Fundo De Investimento Imobiliario VBI Prime Properties	364,711	5,167
	Dexco SA	5,064,348	4,935
	Vulcabras SA	1,660,300	4,915
*	Oncoclinicas do Brasil Servicos Medicos SA	4,501,906	4,799
	Grendene SA	4,805,509	4,708
*	SIMPAR SA	4,534,700	4,283
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	4,103
[1]	TIM SA ADR	243,230	4,057
	JHSF Participacoes SA	4,411,900	3,988
	Iochpe Maxion SA	1,829,971	3,973

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mahle Metal Leve SA	748,664	3,907
*	Minerva SA	3,672,743	3,825
	Pet Center Comercio e Participacoes SA	4,612,222	3,779
	Tupy SA	987,560	3,733
[1]	Sendas Distribuidora SA ADR	458,531	3,723
	Mills Locacao Servicos e Logistica SA	1,935,467	3,465
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	3,423
*	Cia Brasileira de Distribuicao	4,577,054	3,412
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,267
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,213
[2]	LWSA SA	4,504,205	2,865
*	CVC Brasil Operadora e Agencia de Viagens SA	7,350,481	2,811
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,108,560	2,764
	Cia Siderurgica Nacional SA ADR	1,588,434	2,669
	Cia Energetica de Minas Gerais	933,649	2,507
	Grupo SBF SA	1,241,641	2,321
*	Log-in Logistica Intermodal SA	562,274	2,211
	LOG Commercial Properties e Participacoes SA	590,356	2,185
	Gerdau SA ADR	800,508	2,089
*	Itausa SA	1,088,365	2,048
*	Cia Brasileira de Aluminio	2,951,276	2,044
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,916,592	1,861
	Armac Locacao Logistica E Servicos SA	2,350,200	1,814
	Centrais Eletricas Brasileiras SA ADR (XNYS)	197,501	1,695
[1]	Cia Paranaense de Energia - Copel ADR	205,996	1,522
*	Diagnosticos da America SA	4,485,820	1,391
	Camil Alimentos SA	1,445,226	1,110
	Ambev SA ADR	383,229	970
*,1	Braskem SA Class A ADR	213,266	793
*	Cia Brasileira de Distribuicao ADR	455,545	323
*	Automob Participacoes SA	6,106,214	291
	Cia Paranaense de Energia - Copel ADR (XNYS)	8,914	72
	Petroleo Brasileiro SA ADR	98	1
			4,198,699
Canada (7.4%)
	Royal Bank of Canada	20,042,547	2,405,658
*	Shopify Inc. Class A (XTSE)	17,020,577	1,618,844
	Toronto-Dominion Bank	25,089,258	1,603,157
	Enbridge Inc.	30,945,809	1,447,176
	Brookfield Corp. Class A	21,126,910	1,134,962
	Constellation Software Inc.	281,920	1,016,014
[1]	Bank of Montreal	10,310,909	987,936
	Canadian Pacific Kansas City Ltd.	13,259,518	963,061
[1]	Bank of Nova Scotia	17,706,014	885,943
	Canadian Natural Resources Ltd.	29,372,025	842,853
[1]	Canadian Imperial Bank of Commerce	13,319,108	840,053
	Agnico Eagle Mines Ltd.	7,072,095	831,199
	Canadian National Railway Co.	7,902,379	765,303
	Manulife Financial Corp.	24,844,668	761,415
	TC Energy Corp.	14,745,529	744,978
	Waste Connections Inc.	3,654,679	721,790
	Suncor Energy Inc.	17,833,753	629,860
	Alimentation Couche-Tard Inc.	10,988,368	573,570
	Intact Financial Corp.	2,528,667	561,586
	Wheaton Precious Metals Corp.	6,431,785	537,040
	Sun Life Financial Inc.	8,167,578	486,701
	Dollarama Inc.	3,895,373	480,635
	National Bank of Canada	5,432,267	477,106
	Franco-Nevada Corp.	2,713,493	466,309
	Fairfax Financial Holdings Ltd.	288,571	450,523
	Nutrien Ltd.	7,033,425	401,516
	Thomson Reuters Corp.	1,954,015	363,603
[1]	Fortis Inc.	7,084,491	350,833
	Loblaw Cos. Ltd.	2,047,111	332,325
	Pembina Pipeline Corp.	8,218,117	314,155
	WSP Global Inc.	1,767,553	313,303
	Brookfield Asset Management Ltd. Class A	5,797,234	309,332
	CGI Inc.	2,887,939	306,223
	Power Corp. of Canada	7,731,663	292,643

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Restaurant Brands International Inc.	4,536,075	292,282
	Barrick Gold Corp. (XTSE)	14,798,558	282,210
	Cameco Corp.	6,002,859	270,969
	RB Global Inc.	2,597,096	261,725
	Kinross Gold Corp.	17,378,348	256,528
	Teck Resources Ltd. Class B	7,079,226	240,579
	Metro Inc. Class A	2,866,307	220,888
	Tourmaline Oil Corp.	4,972,312	219,653
	Cenovus Energy Inc.	18,112,664	213,237
[1]	Emera Inc.	4,198,534	188,974
[2]	Hydro One Ltd.	4,500,450	173,149
	Barrick Gold Corp. (XLON)	9,008,462	171,010
	Alamos Gold Inc. Class A	5,853,581	167,336
	TMX Group Ltd.	3,880,166	157,250
	ARC Resources Ltd.	8,470,744	156,745
	George Weston Ltd.	785,235	152,992
	Imperial Oil Ltd.	2,251,788	151,889
	Great-West Lifeco Inc.	3,885,585	151,100
	Stantec Inc.	1,617,853	141,999
*	Celestica Inc.	1,639,975	139,932
	GFL Environmental Inc. (XTSE)	2,741,810	136,812
	Magna International Inc.	3,806,607	132,262
	Pan American Silver Corp.	5,174,090	130,272
	iA Financial Corp. Inc.	1,338,113	129,987
*	First Quantum Minerals Ltd.	9,636,503	129,386
*	Descartes Systems Group Inc.	1,212,538	127,692
	AtkinsRealis Group Inc.	2,490,541	123,335
[1]	AltaGas Ltd.	4,144,877	122,669
	Element Fleet Management Corp.	5,505,950	120,575
*	CAE Inc.	4,512,223	112,887
	TELUS Corp.	7,039,794	108,359
	Gildan Activewear Inc.	2,238,447	103,154
	Keyera Corp.	3,255,856	101,058
	FirstService Corp.	569,216	99,904
[1]	Open Text Corp.	3,683,933	99,728
	Toromont Industries Ltd.	1,162,459	98,353
[1]	BCE Inc.	4,321,622	96,050
	TFI International Inc.	1,129,989	91,860
*,1	Ivanhoe Mines Ltd. Class A	9,430,121	83,726
*	Bombardier Inc. Class B	1,223,884	80,894
	Capital Power Corp.	2,120,311	80,500
[1]	Canadian Tire Corp. Ltd. Class A	723,234	79,154
	Lundin Mining Corp.	9,650,687	78,964
	West Fraser Timber Co. Ltd.	1,045,193	77,385
	Colliers International Group Inc.	619,259	74,032
	South Bow Corp.	2,932,266	72,424
	Canadian Apartment Properties REIT	2,335,679	71,327
	Saputo Inc.	3,431,515	66,958
	Definity Financial Corp.	1,300,278	64,901
	Onex Corp.	870,652	61,645
	Brookfield Infrastructure Corp. Class A (XTSE)	1,609,562	60,291
	Osisko Gold Royalties Ltd. (XTSE)	2,503,404	59,997
[1]	Algonquin Power & Utilities Corp.	10,912,388	58,813
	B2Gold Corp.	18,559,573	58,024
	Lundin Gold Inc.	1,388,841	56,648
	PrairieSky Royalty Ltd.	3,335,920	56,163
	Brookfield Renewable Corp.	1,942,064	55,349
	Finning International Inc.	1,951,337	55,075
*	Eldorado Gold Corp.	2,925,842	55,053
*	Kinaxis Inc.	399,457	53,938
*	IAMGOLD Corp. (XTSE)	7,426,936	52,634
	MEG Energy Corp.	3,747,456	52,572
[1]	RioCan REIT	4,190,343	52,341
	Veren Inc.	8,681,835	51,388
[1]	Northland Power Inc.	3,683,832	50,049
	Parkland Corp.	1,966,795	49,548
	Chartwell Retirement Residences	3,797,686	47,685
[1]	Whitecap Resources Inc.	8,325,059	47,223
*	Aritzia Inc.	1,279,867	45,017
	Boyd Group Services Inc.	302,614	43,463

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Choice Properties REIT	3,865,712	40,940
	Hudbay Minerals Inc.	5,585,012	40,634
[1]	Granite REIT	883,573	40,532
*	NexGen Energy Ltd.	7,656,282	40,097
[1]	CI Financial Corp.	1,753,341	39,745
*	Torex Gold Resources Inc.	1,214,846	39,346
	Stella-Jones Inc.	792,273	38,849
	Atco Ltd.	1,026,250	38,583
	First Capital REIT	2,961,262	36,688
*	Equinox Gold Corp.	5,361,577	36,052
	IGM Financial Inc.	1,121,276	35,633
	OceanaGold Corp.	10,039,698	35,539
[1]	Gibson Energy Inc.	2,256,459	35,502
*	Capstone Copper Corp.	6,914,228	33,302
	TransAlta Corp.	3,734,394	33,292
[1]	SmartCentres REIT	1,788,623	33,071
	First Majestic Silver Corp.	5,262,850	32,869
*	SSR Mining Inc.	2,847,810	30,325
*	ATS Corp.	1,167,495	29,420
[1]	Dream Industrial REIT	3,822,176	29,389
	Premium Brands Holdings Corp. Class A	516,291	29,357
*	BlackBerry Ltd.	8,342,615	28,321
	Boralex Inc. Class A	1,218,379	27,061
	Boardwalk REIT	565,800	26,681
	North West Co. Inc.	650,985	26,113
[1]	H&R REIT	3,613,942	25,716
*	Air Canada	2,482,465	25,156
	Russel Metals Inc.	826,731	23,988
	Methanex Corp.	761,584	23,865
	GFL Environmental Inc.	462,534	23,080
*	Bausch Health Cos. Inc.	4,267,221	22,689
[1]	Innergex Renewable Energy Inc.	2,298,316	22,640
	Topaz Energy Corp.	1,311,869	21,915
	Linamar Corp.	572,432	21,006
	Centerra Gold Inc.	3,008,201	20,140
	Quebecor Inc. Class B	732,593	20,098
[1]	Allied Properties REIT	1,743,697	19,402
	Barrick Gold Corp. (XNYS)	998,659	19,014
	Maple Leaf Foods Inc.	1,029,073	18,833
	Superior Plus Corp.	3,391,328	17,023
*	Lightspeed Commerce Inc. (XTSE)	1,730,738	16,936
	Baytex Energy Corp.	9,809,230	15,156
[1]	BRP Inc.	436,674	14,792
*	Novagold Resources Inc.	3,415,123	14,492
	Primaris REIT	1,332,096	13,895
	Transcontinental Inc. Class A	1,018,374	13,888
*	Shopify Inc. Class A	142,305	13,519
	Winpak Ltd.	428,536	13,276
[1]	Vermilion Energy Inc.	2,183,757	13,179
[1]	Paramount Resources Ltd. Class A	1,129,565	12,823
	Parex Resources Inc.	1,380,846	11,118
	Enghouse Systems Ltd.	598,206	10,870
	Westshore Terminals Investment Corp.	491,777	9,086
*	Canfor Corp.	769,564	7,352
	Cameco Corp. (XTSE)	157,192	7,097
	Cogeco Communications Inc.	142,721	7,019
	Cargojet Inc.	106,840	6,611
	First National Financial Corp.	239,442	6,503
	Osisko Gold Royalties Ltd.	122,359	2,940
*	IAMGOLD Corp.	407,645	2,886
	Brookfield Infrastructure Corp. Class A (XNYS)	71,920	2,693
*,1	Lightspeed Commerce Inc.	213,280	2,090
			34,645,703
Chile (0.2%)
	Banco de Chile	620,295,598	91,057
	Cencosud SA	18,629,315	63,744
	Banco de Credito e Inversiones SA	1,342,029	53,149
	Falabella SA	11,236,899	51,024
	Empresas Copec SA	6,934,879	47,605

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Latam Airlines Group SA	2,885,469,081	45,557
	Banco Santander Chile	578,834,051	34,997
	Plaza SA	13,797,148	32,421
	Enel Americas SA	273,051,232	26,812
	Empresas CMPC SA	16,947,802	26,579
	Enel Chile SA	348,669,347	24,671
	Parque Arauco SA	9,570,507	22,034
	Banco Santander Chile ADR	775,887	18,691
	Cia Cervecerias Unidas SA	2,162,462	16,603
	Colbun SA	100,928,730	15,774
	Quinenco SA	3,705,774	15,572
	Cia Sud Americana de Vapores SA	277,540,054	15,330
*	Banco Itau Chile SA	1,051,365	15,322
	Aguas Andinas SA Class A	39,717,753	14,677
	Cencosud Shopping SA	6,835,264	14,437
	SMU SA	56,538,819	11,076
*	Engie Energia Chile SA	6,785,341	8,033
	Vina Concha y Toro SA	6,439,686	7,984
*	Ripley Corp. SA	15,433,045	7,136
	Inversiones Aguas Metropolitanas SA	7,301,098	6,631
	Empresa Nacional de Telecomunicaciones SA	1,924,421	5,569
	Inversiones La Construccion SA	462,813	5,382
*	CAP SA	1,038,767	5,343
	SONDA SA	7,561,749	3,040
	Enel Chile SA ADR	125,450	439
			706,689
China (8.2%)
	Tencent Holdings Ltd.	87,191,340	5,340,553
	Alibaba Group Holding Ltd.	241,221,596	3,601,446
*,2	Xiaomi Corp. Class B	242,754,193	1,554,162
*,2	Meituan Class B	78,300,407	1,296,454
	China Construction Bank Corp. Class H	1,326,961,479	1,090,003
*	PDD Holdings Inc. ADR	10,054,511	1,061,455
	BYD Co. Ltd. Class H	17,470,148	829,766
	Industrial & Commercial Bank of China Ltd. Class H	1,120,646,246	767,656
	Bank of China Ltd. Class H	1,189,590,141	664,236
	JD.com Inc. Class A	36,250,057	590,203
	Ping An Insurance Group Co. of China Ltd. Class H	92,164,522	551,608
[1]	NetEase Inc.	25,616,409	550,659
	Trip.com Group Ltd.	8,840,681	532,570
*	Baidu Inc. Class A	31,614,173	348,610
[1]	China Merchants Bank Co. Ltd. Class H	53,916,196	294,094
	Agricultural Bank of China Ltd. Class H	437,769,504	267,134
*,2	Kuaishou Technology	40,099,349	264,667
	Kweichow Moutai Co. Ltd. Class A	1,144,885	243,918
[2]	Pop Mart International Group Ltd.	9,735,998	242,828
	PetroChina Co. Ltd. Class H	295,650,085	225,918
*	BeiGene Ltd.	11,118,168	224,693
	ANTA Sports Products Ltd.	17,809,930	210,439
*	Li Auto Inc. Class A	16,789,369	204,573
	China Life Insurance Co. Ltd. Class H	105,758,338	193,284
[1]	Yum China Holdings Inc.	3,998,996	186,823
	Zijin Mining Group Co. Ltd. Class H	85,180,595	186,093
	China Shenhua Energy Co. Ltd. Class H	48,042,560	180,551
	KE Holdings Inc. ADR	8,717,774	176,971
	China Petroleum & Chemical Corp. Class H	345,957,718	176,602
	PICC Property & Casualty Co. Ltd. Class H	95,598,973	176,040
	Geely Automobile Holdings Ltd.	83,721,744	175,757
*,1	XPeng Inc. Class A	18,483,974	172,068
*,2	Innovent Biologics Inc.	20,866,978	144,523
*,2	Wuxi Biologics Cayman Inc.	49,417,374	143,529
	Tencent Music Entertainment Group ADR	10,421,365	139,855
	China Resources Land Ltd.	39,220,235	131,961
	Contemporary Amperex Technology Co. Ltd. Class A	3,996,153	127,771
	Full Truck Alliance Co. Ltd. ADR	10,599,708	120,413
[1,2]	Nongfu Spring Co. Ltd. Class H	24,887,723	114,414
*,2	Akeso Inc.	10,082,260	111,797
	ZTO Express Cayman Inc.	5,950,000	110,812
	China Mengniu Dairy Co. Ltd.	43,591,424	108,571

Total International Stock Index Fund
		Shares	Market Value• ($000)
	New Oriental Education & Technology Group Inc.	21,580,296	105,726
	China CITIC Bank Corp. Ltd. Class H	133,234,797	105,379
	China Merchants Bank Co. Ltd. Class A	18,723,929	105,089
	China Pacific Insurance Group Co. Ltd. Class H	36,655,483	99,731
	CSPC Pharmaceutical Group Ltd.	125,054,056	98,497
	H World Group Ltd.	27,597,960	96,818
	China Overseas Land & Investment Ltd.	54,449,328	96,601
[2]	China Tower Corp. Ltd. Class H	66,639,464	96,526
[2]	Postal Savings Bank of China Co. Ltd. Class H	154,680,794	95,095
	Haier Smart Home Co. Ltd. Class H	32,745,725	95,029
*,1	NIO Inc. Class A	22,860,824	91,568
	CITIC Ltd.	75,289,062	91,527
	China Yangtze Power Co. Ltd. Class A	22,324,200	90,653
	Bank of Communications Co. Ltd. Class H	103,289,044	90,322
	ENN Energy Holdings Ltd.	10,811,451	85,350
	BYD Co. Ltd. Class A	1,653,877	80,492
*	Kanzhun Ltd. ADR	5,171,634	79,126
	China Resources Beer Holdings Co. Ltd.	22,474,343	79,002
	Sunny Optical Technology Group Co. Ltd.	9,244,677	77,787
*,1	J&T Global Express Ltd.	96,965,200	75,330
[1]	China Hongqiao Group Ltd.	39,936,783	71,687
*	Bilibili Inc.	4,025,688	70,667
[2]	Giant Biogene Holding Co. Ltd.	6,836,200	70,630
	Sino Biopharmaceutical Ltd.	139,775,818	70,195
*	Kingdee International Software Group Co. Ltd.	41,233,286	70,129
	People's Insurance Co. Group of China Ltd. Class H	118,401,106	70,072
*,2	JD Health International Inc.	14,736,195	69,926
	China Resources Power Holdings Co. Ltd.	28,934,882	69,803
*,1,2	SenseTime Group Inc. Class B	360,845,000	69,679
	Ping An Insurance Group Co. of China Ltd. Class A	9,835,147	68,723
*,2	Zhejiang Leapmotor Technology Co. Ltd.	9,564,300	68,445
	Industrial & Commercial Bank of China Ltd. Class A	70,033,298	67,582
	Vipshop Holdings Ltd. ADR	4,697,051	63,974
	Qifu Technology Inc. Class A ADR	1,548,301	63,527
	Wuliangye Yibin Co. Ltd. Class A	3,536,635	62,680
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,758,847	61,943
*	Yangzijiang Shipbuilding Holdings Ltd.	36,071,222	61,789
	Tsingtao Brewery Co. Ltd. Class H	8,654,719	61,158
	COSCO SHIPPING Holdings Co. Ltd. Class H	40,173,225	60,623
	Li Ning Co. Ltd.	31,836,724	60,023
[1,2]	Guotai Haitong Securities Co. Ltd. Class H	40,964,279	58,384
	Agricultural Bank of China Ltd. Class A	77,939,700	58,173
	Kingsoft Corp. Ltd.	11,570,300	57,648
	CITIC Securities Co. Ltd. Class H	23,316,325	57,627
	Industrial Bank Co. Ltd. Class A	18,832,779	54,161
	Yum China Holdings Inc. (XHKG)	1,249,287	54,107
*,1	Alibaba Health Information Technology Ltd.	83,063,919	53,736
	Weichai Power Co. Ltd. Class H	27,503,364	53,656
*	TAL Education Group ADR	5,911,782	51,728
	Zhaojin Mining Industry Co. Ltd. Class H	21,338,692	50,836
[2]	CGN Power Co. Ltd. Class H	159,547,720	50,786
	Kunlun Energy Co. Ltd.	52,064,728	49,627
[2]	Haidilao International Holding Ltd.	21,593,310	48,619
*	Zai Lab Ltd.	15,254,120	48,590
	Tingyi Cayman Islands Holding Corp.	26,455,630	47,788
	China Galaxy Securities Co. Ltd. Class H	52,458,033	47,655
	Anhui Conch Cement Co. Ltd. Class H	16,748,766	47,182
	Great Wall Motor Co. Ltd. Class H	32,937,951	47,068
*	Midea Group Co. Ltd. Class H	4,959,625	46,814
[1]	Yankuang Energy Group Co. Ltd. Class H	43,873,805	45,823
	BYD Electronic International Co. Ltd.	11,018,374	45,731
	Zijin Mining Group Co. Ltd. Class A	18,901,567	45,574
[1,2]	Longfor Group Holdings Ltd.	33,952,657	45,414
[1,2]	Smoore International Holdings Ltd.	25,556,246	44,233
	CMOC Group Ltd. Class H	55,812,170	43,817
	Tongcheng Travel Holdings Ltd.	16,685,019	43,765
	Hygon Information Technology Co. Ltd. Class A	2,112,675	43,309
[2]	China Feihe Ltd.	57,244,189	43,259
	China Minsheng Banking Corp. Ltd. Class H	90,452,217	42,446
[2]	Hansoh Pharmaceutical Group Co. Ltd.	13,639,836	42,269

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sinopharm Group Co. Ltd. Class H	17,698,127	41,710
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,791,978	40,703
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,806,572	40,438
[2]	China Resources Mixc Lifestyle Services Ltd.	8,267,890	39,609
	China Gas Holdings Ltd.	43,379,153	39,221
[2]	3SBio Inc.	25,054,141	38,630
[1,2]	Hua Hong Semiconductor Ltd.	8,417,895	38,494
	New China Life Insurance Co. Ltd. Class H	10,501,332	38,350
	CITIC Securities Co. Ltd. Class A	11,058,973	38,117
*,2	JD Logistics Inc.	23,732,976	37,223
	Huaneng Power International Inc. Class H	60,014,098	37,176
	China Longyuan Power Group Corp. Ltd. Class H	47,008,772	37,136
	Bank of Communications Co. Ltd. Class A	35,952,697	36,992
	China State Construction International Holdings Ltd.	24,982,645	36,825
*	Cambricon Technologies Corp. Ltd. Class A	377,947	36,689
[2]	China International Capital Corp. Ltd. Class H	20,836,022	35,842
[1,2]	WuXi AppTec Co. Ltd. Class H	4,629,271	35,778
	CRRC Corp. Ltd. Class H	57,470,034	35,468
*	GDS Holdings Ltd. Class A	11,176,786	35,454
	China Resources Gas Group Ltd.	12,677,274	35,413
*,1	China Ruyi Holdings Ltd.	130,979,121	34,424
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,116,187	33,758
	China Shenhua Energy Co. Ltd. Class A	6,393,766	33,726
	Guangdong Investment Ltd.	41,361,201	33,470
[1]	ZTE Corp. Class H	10,705,328	31,604
*,1	GCL Technology Holdings Ltd.	309,195,000	31,425
	Bank of China Ltd. Class A	40,962,500	31,176
	Bosideng International Holdings Ltd.	58,916,417	30,486
[1]	China Coal Energy Co. Ltd. Class H	29,411,441	30,388
	China Petroleum & Chemical Corp. Class A	38,931,036	30,346
	NAURA Technology Group Co. Ltd. Class A	483,608	30,074
	Aluminum Corp. of China Ltd. Class H	55,788,012	29,943
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,456,618	29,930
[2]	Yadea Group Holdings Ltd.	16,568,488	29,904
	China National Building Material Co. Ltd. Class H	61,585,390	29,862
[1]	MINISO Group Holding Ltd.	6,632,716	29,820
	Guotai Haitong Securities Co. Ltd.	12,203,036	29,000
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,462,824	28,763
	China Merchants Port Holdings Co. Ltd.	17,643,261	28,644
	Foxconn Industrial Internet Co. Ltd. Class A	11,336,605	28,576
	China Taiping Insurance Holdings Co. Ltd.	20,550,693	28,458
	Jiangxi Copper Co. Ltd. Class H	16,911,420	28,416
[2]	Huatai Securities Co. Ltd. Class H	19,048,905	28,231
	China State Construction Engineering Corp. Ltd. Class A	37,177,838	28,210
[1,2]	Meitu Inc.	39,877,204	28,130
	Luxshare Precision Industry Co. Ltd. Class A	6,561,861	27,931
[1,2]	Shandong Gold Mining Co. Ltd. Class H	9,469,100	27,896
	Kingboard Holdings Ltd.	10,323,740	27,734
	Muyuan Foods Co. Ltd. Class A	5,033,809	27,500
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	641,600	27,447
	Beijing Enterprises Holdings Ltd.	6,732,913	27,319
	PetroChina Co. Ltd. Class A	24,587,270	27,060
	Ping An Bank Co. Ltd. Class A	17,423,413	26,194
	Country Garden Services Holdings Co. Ltd.	29,162,942	26,036
	SF Holding Co. Ltd. Class A	4,333,181	25,961
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,489,235	25,920
	Anhui Gujing Distillery Co. Ltd. Class B	1,686,523	25,809
*	Genscript Biotech Corp.	18,342,403	25,763
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,402,778	25,645
	China Pacific Insurance Group Co. Ltd. Class A	6,195,475	25,465
	Hengan International Group Co. Ltd.	9,159,507	24,695
	China Power International Development Ltd.	62,776,568	24,658
[1]	Dongyue Group Ltd.	20,739,811	24,476
	China Railway Group Ltd. Class H	56,841,618	24,457
	Autohome Inc. ADR	891,049	24,308
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,661,350	24,041
	Shenzhen Inovance Technology Co. Ltd. Class A	2,442,114	24,038
*	Minth Group Ltd.	9,994,408	23,873
	China National Nuclear Power Co. Ltd. Class A	18,728,331	23,811
	China Everbright Environment Group Ltd.	51,364,687	23,734

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,765,778	23,625
	Shaanxi Coal Industry Co. Ltd. Class A	8,901,210	23,503
	Bank of Jiangsu Co. Ltd. Class A	16,491,204	23,085
	Luzhou Laojiao Co. Ltd. Class A	1,349,461	22,995
	Gree Electric Appliances Inc. of Zhuhai Class A	3,636,883	22,821
*,1	UBTech Robotics Corp. Ltd.	2,036,450	22,812
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,498,636	22,725
	Sinotruk Hong Kong Ltd.	9,377,475	22,533
*,1	WuXi XDC Cayman Inc.	4,765,000	22,451
	East Money Information Co. Ltd. Class A	7,875,343	22,338
*,1,2	Ascentage Pharma Group International	3,501,128	22,133
	China Everbright Bank Co. Ltd. Class A	42,268,709	22,005
	NARI Technology Co. Ltd. Class A	7,209,918	21,998
	Greentown China Holdings Ltd.	17,169,250	21,909
	Jiangsu Expressway Co. Ltd. Class H	17,459,059	21,726
[1]	Chinasoft International Ltd.	34,020,258	21,683
	Wanhua Chemical Group Co. Ltd. Class A	2,863,883	21,486
*,1	China Vanke Co. Ltd. Class H	31,215,261	21,399
	CRRC Corp. Ltd. Class A	21,964,800	21,219
	China Gold International Resources Corp. Ltd.	3,351,000	21,150
*,2	NetEase Cloud Music Inc.	885,400	20,707
*	HUTCHMED China Ltd.	6,930,483	20,654
*,1	Kingsoft Cloud Holdings Ltd.	22,309,915	20,628
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	217,701,000	20,574
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,732,657	20,563
	Will Semiconductor Co. Ltd. Shanghai Class A	1,128,141	20,492
[1]	Xinyi Solar Holdings Ltd.	61,365,252	20,408
	Shenzhen International Holdings Ltd.	19,813,834	20,270
	China Conch Venture Holdings Ltd.	19,696,534	20,216
	C&D International Investment Group Ltd.	9,643,833	20,169
	Far East Horizon Ltd.	25,919,309	20,112
	GF Securities Co. Ltd. Class H	15,421,786	20,089
	China Oilfield Services Ltd. Class H	25,567,043	19,994
	Haier Smart Home Co. Ltd. Class A	5,805,094	19,842
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	19,782
*,2	China Literature Ltd.	5,640,677	19,587
	Bank of Ningbo Co. Ltd. Class A	5,924,042	19,511
	Uni-President China Holdings Ltd.	16,208,074	19,446
	China Everbright Bank Co. Ltd. Class H	44,150,762	19,171
	Zhejiang Expressway Co. Ltd. Class H	23,087,562	19,030
	Haitian International Holdings Ltd.	8,159,058	18,900
	WuXi AppTec Co. Ltd. Class A	2,313,296	18,879
	RLX Technology Inc. ADR	10,137,501	18,856
	Bank of Shanghai Co. Ltd. Class A	13,024,160	18,625
	China Medical System Holdings Ltd.	17,308,045	18,474
	China United Network Communications Ltd. Class A	25,078,500	18,375
	TravelSky Technology Ltd. Class H	13,139,068	18,290
	Beijing Enterprises Water Group Ltd.	56,490,578	17,843
*	XD Inc.	3,872,636	17,813
	Atour Lifestyle Holdings Ltd. ADR	725,282	17,726
	Dongfeng Motor Group Co. Ltd. Class H	31,880,225	17,645
	Yangzijiang Financial Holding Ltd.	32,218,058	17,566
*,1	Sunac China Holdings Ltd.	91,505,000	17,558
	China Minsheng Banking Corp. Ltd. Class A	31,895,800	17,494
	China Communications Services Corp. Ltd. Class H	33,499,501	17,447
[1]	Hisense Home Appliances Group Co. Ltd. Class H	5,704,133	17,298
	Hithink RoyalFlush Information Network Co. Ltd. Class A	485,031	17,209
	BOE Technology Group Co. Ltd. Class A	32,532,300	17,205
	Fufeng Group Ltd.	20,573,124	17,188
*,1,2	Tuhu Car Inc. Class A	7,872,600	16,892
	JOYY Inc. ADR	406,983	16,751
	SAIC Motor Corp. Ltd. Class A	7,433,276	16,645
*,1,2	Keymed Biosciences Inc.	2,847,791	16,375
	Fosun International Ltd.	31,576,006	16,369
	China CSSC Holdings Ltd. Class A	4,048,564	16,327
[1]	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,854,376	16,211
	Daqin Railway Co. Ltd. Class A	18,120,300	16,172
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	22,433,524	16,165
	ZTE Corp. Class A	3,643,864	16,088
	AviChina Industry & Technology Co. Ltd. Class H	34,883,655	16,053

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Baoshan Iron & Steel Co. Ltd. Class A	16,959,044	15,953
[1]	Sunshine Insurance Group Co. Ltd.	35,316,000	15,719
	Grand Pharmaceutical Group Ltd.	20,434,403	15,659
[2]	Topsports International Holdings Ltd.	39,361,479	15,648
	Bank of Beijing Co. Ltd. Class A	18,927,614	15,640
*,1	Qunabox Group Ltd.	1,121,296	15,640
[1]	Kingboard Laminates Holdings Ltd.	14,830,229	15,484
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	547,056	15,452
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,637,146	15,360
	China Merchants Securities Co. Ltd. Class A	6,708,822	15,176
	CSC Financial Co. Ltd. Class A	4,732,260	15,141
	Aier Eye Hospital Group Co. Ltd. Class A	8,436,084	15,091
	Shanghai Baosight Software Co. Ltd. Class B	10,273,178	15,083
[1]	China Cinda Asset Management Co. Ltd. Class H	118,147,397	15,071
[2]	China Resources Pharmaceutical Group Ltd.	23,549,703	14,865
	Postal Savings Bank of China Co. Ltd. Class A	20,613,673	14,530
*,1	Air China Ltd. Class H	24,376,218	14,522
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,302,543	14,516
	Advanced Micro-Fabrication Equipment Inc. China Class A	558,611	14,500
	Sinopec Engineering Group Co. Ltd. Class H	20,373,326	14,497
[2]	CSC Financial Co. Ltd. Class H	12,759,945	14,437
[1]	Brilliance China Automotive Holdings Ltd.	40,702,000	14,406
	FinVolution Group ADR	1,819,388	14,391
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,996,863	14,383
	Huaxia Bank Co. Ltd. Class A	14,236,134	14,260
	China Jinmao Holdings Group Ltd.	96,179,558	14,232
	Shandong Gold Mining Co. Ltd. Class A	3,399,585	14,231
	Huatai Securities Co. Ltd. Class A	6,410,900	14,182
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	504,152	14,170
	China Railway Group Ltd. Class A	18,616,400	14,149
	Wens Foodstuff Group Co. Ltd. Class A	6,027,888	14,067
	SDIC Power Holdings Co. Ltd. Class A	6,786,003	14,057
	Fuyao Glass Industry Group Co. Ltd. Class A	1,747,900	13,984
	LONGi Green Energy Technology Co. Ltd. Class A	6,869,588	13,909
	Shenwan Hongyuan Group Co. Ltd. Class A	21,332,632	13,865
[1]	Zhongsheng Group Holdings Ltd.	9,159,397	13,782
	China Zheshang Bank Co. Ltd. Class H	40,528,000	13,702
[1]	Yuexiu Property Co. Ltd.	22,677,657	13,687
	China Galaxy Securities Co. Ltd. Class A	6,355,319	13,677
	China CITIC Bank Corp. Ltd. Class A	13,754,677	13,658
*	Newborn Town Inc.	12,908,747	13,584
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,561,989	13,561
	Iflytek Co. Ltd. Class A	2,069,250	13,428
*,1	Alibaba Pictures Group Ltd.	205,171,139	13,401
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,430,882	13,364
[1]	China Suntien Green Energy Corp. Ltd. Class H	24,871,313	13,294
[1]	Guangzhou Automobile Group Co. Ltd. Class H	37,607,508	13,292
	GF Securities Co. Ltd. Class A	6,173,988	13,265
[1,2]	Jinxin Fertility Group Ltd.	35,408,515	13,242
	Lens Technology Co. Ltd. Class A	4,565,093	13,132
*,2	InnoCare Pharma Ltd.	10,039,135	13,117
	China Three Gorges Renewables Group Co. Ltd. Class A	22,287,900	13,074
	Weichai Power Co. Ltd. Class A	6,215,400	13,036
	XCMG Construction Machinery Co. Ltd. Class A	10,686,964	12,974
	Focus Media Information Technology Co. Ltd. Class A	13,038,872	12,943
*	DPC Dash Ltd.	1,014,700	12,926
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,367,267	12,916
	Xtep International Holdings Ltd.	18,844,341	12,851
[1]	Huadian Power International Corp. Ltd. Class H	22,840,209	12,791
	New China Life Insurance Co. Ltd. Class A	1,922,991	12,750
*	iQIYI Inc. ADR	6,909,918	12,714
	China Overseas Property Holdings Ltd.	18,237,294	12,666
	Chongqing Changan Automobile Co. Ltd. Class A	7,487,757	12,646
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	5,124,000	12,438
	Poly Developments & Holdings Group Co. Ltd. Class A	10,771,825	12,407
[1,2]	Ping An Healthcare & Technology Co. Ltd.	12,901,635	12,402
*,1	Shanghai Electric Group Co. Ltd. Class H	37,678,589	12,381
	China Nonferrous Mining Corp. Ltd.	18,646,316	12,341
*	Vnet Group Inc. ADR	1,957,786	12,314
	Anhui Conch Cement Co. Ltd. Class A	3,708,300	12,288

Total International Stock Index Fund
		Shares	Market Value• ($000)
	LexinFintech Holdings Ltd. ADR	1,560,713	12,252
*	Hesai Group ADR	631,567	11,880
[1]	China Water Affairs Group Ltd.	15,345,909	11,815
	Sinotrans Ltd. Class H	27,092,079	11,774
	China Construction Bank Corp. Class A	9,414,101	11,738
	TCL Electronics Holdings Ltd.	9,242,213	11,675
	Yunnan Baiyao Group Co. Ltd. Class A	1,469,935	11,589
[2]	Simcere Pharmaceutical Group Ltd.	10,211,248	11,544
	Guangdong Haid Group Co. Ltd. Class A	1,505,358	11,494
	Greentown Service Group Co. Ltd.	20,140,059	11,481
	Kuang-Chi Technologies Co. Ltd. Class A	1,970,100	11,454
*,1	Microport Scientific Corp.	12,657,339	11,429
	Yihai International Holding Ltd.	6,578,377	11,340
	Onewo Inc. Class H	4,094,100	11,298
	Bank of Hangzhou Co. Ltd. Class A	5,562,204	11,267
	Ningbo Tuopu Group Co. Ltd. Class A	1,554,461	11,240
	Montage Technology Co. Ltd. Class A	1,052,788	11,145
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	10,956
	Hello Group Inc. Class A ADR	1,915,134	10,935
*	GigaDevice Semiconductor Inc. Class A	614,061	10,893
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	6,148,528	10,865
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	10,835
	AECC Aviation Power Co. Ltd. Class A	2,387,206	10,796
	China Reinsurance Group Corp. Class H	92,354,308	10,710
	Eve Energy Co. Ltd. Class A	1,891,258	10,704
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,866,266	10,703
	Aluminum Corp. of China Ltd. Class A	12,017,800	10,605
	Anhui Expressway Co. Ltd. Class H	7,003,025	10,584
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,297,800	10,577
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,535,900	10,395
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,231,900	10,373
	Chongqing Changan Automobile Co. Ltd. Class B	21,773,899	10,308
[1,2]	Blue Moon Group Holdings Ltd.	20,915,272	10,289
	Rongsheng Petrochemical Co. Ltd. Class A	8,956,364	10,270
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	10,256
*,1,2	Remegen Co. Ltd. Class H	2,088,320	10,186
	Zhongji Innolight Co. Ltd. Class A	869,990	10,173
	Sichuan Chuantou Energy Co. Ltd. Class A	4,339,276	10,148
	Power Construction Corp. of China Ltd. Class A	15,505,502	10,081
*	Air China Ltd. Class A	10,357,400	10,079
[1,2]	China Merchants Securities Co. Ltd. Class H	6,576,025	9,974
	GD Power Development Co. Ltd. Class A	16,100,270	9,911
*	EHang Holdings Ltd. ADR	590,191	9,886
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,961,600	9,864
*	China Eastern Airlines Corp. Ltd. Class A	19,275,410	9,801
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	9,781
*	ANE Cayman Inc.	9,141,500	9,718
*	China Southern Airlines Co. Ltd. Class H	23,650,505	9,713
	TCL Technology Group Corp. Class A	17,017,440	9,712
	IEIT Systems Co. Ltd. Class A	1,376,652	9,690
	Shanghai International Airport Co. Ltd. Class A	2,191,136	9,676
	Bank of Chongqing Co. Ltd. Class H	9,897,546	9,637
	Shanghai Industrial Holdings Ltd.	6,261,014	9,555
	Sungrow Power Supply Co. Ltd. Class A	1,141,271	9,528
[1]	Gushengtang Holdings Ltd.	2,357,396	9,479
*,1,2	East Buy Holding Ltd.	6,084,841	9,473
	GoerTek Inc. Class A	3,213,286	9,399
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,843,064	9,371
*	Seazen Group Ltd.	37,242,348	9,367
	Seres Group Co. Ltd. Class A	516,000	9,275
	China Energy Engineering Corp. Ltd. Class A	30,615,038	9,270
*,1	China Traditional Chinese Medicine Holdings Co. Ltd.	35,315,682	9,193
	360 Security Technology Inc. Class A	6,488,691	9,152
	Tongwei Co. Ltd. Class A	4,067,484	9,137
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	9,115
	Datang International Power Generation Co. Ltd. Class H	38,038,302	9,064
*	Shanghai Electric Group Co. Ltd. Class A	8,940,535	9,003
	Sany Heavy Equipment International Holdings Co. Ltd.	12,310,124	8,977
	COSCO SHIPPING Ports Ltd.	17,325,910	8,968
*	Beijing Capital International Airport Co. Ltd. Class H	24,734,191	8,916

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yankuang Energy Group Co. Ltd. Class A	5,301,855	8,908
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,867,753	8,905
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	8,851
*,1,2	Weimob Inc.	40,976,666	8,828
	Shougang Fushan Resources Group Ltd.	27,762,840	8,798
	Orient Securities Co. Ltd. Class A	6,967,515	8,793
	Victory Giant Technology Huizhou Co. Ltd. Class A	860,562	8,772
*	China Southern Airlines Co. Ltd. Class A	11,356,400	8,772
	Tianli International Holdings Ltd.	17,273,057	8,763
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,667,444	8,714
	Anhui Gujing Distillery Co. Ltd. Class A	383,337	8,678
	Bank of Chengdu Co. Ltd. Class A	3,705,827	8,669
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	58,395,906	8,649
	Zhejiang Juhua Co. Ltd. Class A	2,460,546	8,632
	Weibo Corp. Class A	1,039,519	8,592
*,2,3	New Horizon Health Ltd.	4,645,117	8,469
	Huadong Medicine Co. Ltd. Class A	1,573,263	8,409
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,773,850	8,398
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	8,391
*	China Vanke Co. Ltd. Class A	8,919,138	8,366
[1]	Shoucheng Holdings Ltd.	40,744,332	8,351
[2]	BAIC Motor Corp. Ltd. Class H	33,918,954	8,338
	China Energy Engineering Corp. Ltd. Class H	65,244,185	8,309
	Zhejiang NHU Co. Ltd. Class A	2,727,620	8,307
	Zhongjin Gold Corp. Ltd. Class A	4,378,585	8,247
	JinkoSolar Holding Co. Ltd. ADR	476,896	8,184
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,855,511	8,178
*,2	Legend Holdings Corp. Class H	8,137,253	8,078
	CMOC Group Ltd. Class A	8,277,200	8,067
*	Daqo New Energy Corp. ADR	631,703	8,048
	Everbright Securities Co. Ltd. Class A	3,623,200	8,032
*,1,2	CALB Group Co. Ltd.	3,785,600	8,012
*,1	Nine Dragons Paper Holdings Ltd.	21,705,711	7,966
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,153,218	7,959
	Founder Securities Co. Ltd. Class A	7,751,570	7,955
[2]	Genertec Universal Medical Group Co. Ltd.	11,973,925	7,897
	Poly Property Services Co. Ltd. Class H	1,982,772	7,873
	Sinopec Kantons Holdings Ltd.	13,930,714	7,844
[1]	China Tobacco International HK Co. Ltd.	2,408,123	7,748
	Shenzhen Expressway Corp. Ltd. Class H	9,060,965	7,702
[1]	Tianneng Power International Ltd.	9,123,375	7,595
	Satellite Chemical Co. Ltd. Class A	3,035,848	7,590
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,583
	Sanan Optoelectronics Co. Ltd. Class A	4,477,181	7,577
	Great Wall Motor Co. Ltd. Class A	2,431,064	7,559
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	7,544
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	7,541
	JCET Group Co. Ltd. Class A	1,634,581	7,530
	Lufax Holding Ltd. ADR	2,594,224	7,523
	Goldwind Science & Technology Co. Ltd. Class H	10,824,063	7,458
[1]	Shanghai Conant Optical Co. Ltd. Class H	2,421,000	7,453
	SSY Group Ltd.	19,628,411	7,449
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,135,769	7,411
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,579,988	7,387
	Consun Pharmaceutical Group Ltd.	6,195,994	7,379
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,264,999	7,291
	Eoptolink Technology Inc. Ltd. Class A	577,658	7,265
	Shengyi Technology Co. Ltd. Class A	2,160,500	7,250
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,448,731	7,227
	TBEA Co. Ltd. Class A	4,551,899	7,227
*,1	China Eastern Airlines Corp. Ltd. Class H	24,237,864	7,215
*,1,2	Alphamab Oncology	8,694,959	7,215
	Metallurgical Corp. of China Ltd. Class H	38,154,697	7,214
	Yutong Bus Co. Ltd. Class A	1,950,400	7,208
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,543,575	7,201
*,1	COFCO Joycome Foods Ltd.	38,069,541	7,155
*	Hainan Airlines Holding Co. Ltd. Class A	38,984,522	7,143
[1,2]	Pharmaron Beijing Co. Ltd. Class H	4,115,170	7,136
	Livzon Pharmaceutical Group Inc. Class H	2,148,905	7,127
	Shanjin International Gold Co. Ltd. Class A	2,530,518	7,114

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Evergrande Property Services Group Ltd.	74,449,000	7,109
	ENN Natural Gas Co. Ltd. Class A	2,599,663	7,074
	Lonking Holdings Ltd.	27,896,798	7,024
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	7,017
	Beijing Enlight Media Co. Ltd. Class A	2,637,980	7,008
	China Lesso Group Holdings Ltd.	13,144,416	6,998
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	6,976
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,207,580	6,970
	Sun Art Retail Group Ltd.	29,013,828	6,924
	Towngas Smart Energy Co. Ltd.	15,307,733	6,898
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,894
	Sieyuan Electric Co. Ltd. Class A	694,800	6,892
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,756,720	6,886
	Lingyi iTech Guangdong Co. Class A	6,246,400	6,881
*,1,2	Luye Pharma Group Ltd.	26,464,539	6,871
	Isoftstone Information Technology Group Co. Ltd. Class A	858,178	6,867
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,774,967	6,858
[1]	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	6,837
	Bank of Nanjing Co. Ltd. Class A	4,759,248	6,830
[2]	Orient Securities Co. Ltd. Class H	11,573,698	6,816
	Ningbo Deye Technology Co. Ltd. Class A	568,026	6,754
	Eastroc Beverage Group Co. Ltd. Class A	171,080	6,736
[1,2]	AsiaInfo Technologies Ltd.	5,561,227	6,709
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,554,536	6,704
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	6,683
	Sichuan Expressway Co. Ltd. Class H	11,959,253	6,669
	Guosen Securities Co. Ltd. Class A	4,454,452	6,666
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,721,450	6,660
	China Tourism Group Duty Free Corp. Ltd. Class A	761,992	6,651
	Tsingtao Brewery Co. Ltd. Class A	648,058	6,640
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,104,278	6,635
[1]	Flat Glass Group Co. Ltd. Class H	5,854,777	6,617
	Wasion Holdings Ltd.	6,384,000	6,604
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,165,201	6,600
	Spring Airlines Co. Ltd. Class A	893,100	6,589
	Bestechnic Shanghai Co. Ltd. Class A	107,502	6,570
	Ganfeng Lithium Group Co. Ltd. Class A	1,594,551	6,567
	China Coal Energy Co. Ltd. Class A	4,700,254	6,562
	China Resources Building Materials Technology Holdings Ltd.	31,023,498	6,545
	CIMC Enric Holdings Ltd.	8,296,208	6,506
*	CCOOP Group Co. Ltd. Class A	17,516,100	6,500
*	ZEEKR Intelligent Technology Holding Ltd. ADR	301,191	6,476
*,1	Canadian Solar Inc.	714,721	6,447
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	6,412
*	Loongson Technology Corp. Ltd. Class A	357,643	6,405
	Sihuan Pharmaceutical Holdings Group Ltd.	68,881,035	6,390
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	6,376
[1]	Dongfang Electric Corp. Ltd. Class H	4,662,900	6,365
	Zheshang Securities Co. Ltd. Class A	4,388,661	6,349
	Beijing Kingsoft Office Software Inc. Class A	155,980	6,336
	Huaneng Power International Inc. Class A	6,414,876	6,323
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	23,856,000	6,319
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	6,315
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	474,687	6,292
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	6,252
	Industrial Securities Co. Ltd. Class A	7,826,910	6,236
[2]	Qingdao Port International Co. Ltd. Class H	8,611,832	6,225
*	Yonyou Network Technology Co. Ltd. Class A	3,053,285	6,202
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	6,174
	China Everbright Ltd.	11,536,287	6,169
	China International Marine Containers Group Co. Ltd. Class H	9,796,516	6,154
	National Silicon Industry Group Co. Ltd. Class A	2,545,348	6,126
	Fu Shou Yuan International Group Ltd.	13,494,420	6,116
	Sichuan Changhong Electric Co. Ltd. Class A	4,222,100	6,107
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	6,105
	Hundsun Technologies Inc. Class A	1,702,151	6,103
*	Gaotu Techedu Inc. ADR	1,956,571	6,085
*,1,2	Yidu Tech Inc.	8,152,795	6,056
	Beijing Tong Ren Tang Co. Ltd. Class A	1,201,934	6,028
	Ming Yuan Cloud Group Holdings Ltd.	16,074,192	6,014

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Canvest Environmental Protection Group Co. Ltd.	9,755,428	5,982
	Metallurgical Corp. of China Ltd. Class A	15,008,294	5,973
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	5,964
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	5,955
[1,2]	ZJLD Group Inc.	7,119,600	5,951
	China Merchants Energy Shipping Co. Ltd. Class A	7,379,300	5,938
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,158,500	5,900
	Beijing New Building Materials plc Class A	1,528,735	5,894
	China BlueChemical Ltd. Class H	24,083,366	5,864
	Harbin Electric Co. Ltd. Class H	9,441,020	5,819
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	5,796
	SG Micro Corp. Class A	415,370	5,794
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,686,517	5,783
*	Zhongyu Energy Holdings Ltd.	10,453,677	5,773
	China Jushi Co. Ltd. Class A	3,558,388	5,743
*	Jiangsu Hoperun Software Co. Ltd. Class A	797,700	5,706
*	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	5,692
[1]	West China Cement Ltd.	28,318,756	5,689
*	Lifetech Scientific Corp.	30,496,619	5,658
*	Talkweb Information System Co. Ltd. Class A	1,235,783	5,658
*	Chongqing Qianli Technology Co. Ltd. Class A	4,618,700	5,641
	Dongfang Electric Corp. Ltd. Class A	2,691,600	5,640
*,2	Mobvista Inc.	7,850,000	5,599
*	Hopson Development Holdings Ltd.	14,925,216	5,587
[1]	Skyworth Group Ltd.	14,532,344	5,578
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,532
[1]	COSCO SHIPPING Development Co. Ltd. Class H	48,789,512	5,525
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	5,514
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	5,513
[1]	Digital China Holdings Ltd.	17,312,283	5,492
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,110,673	5,491
[1]	China Yongda Automobiles Services Holdings Ltd.	17,191,260	5,481
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,476,600	5,464
	Guolian Minsheng Securities Co. Ltd. Class A	4,039,200	5,416
	China Resources Microelectronics Ltd. Class A	852,624	5,410
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	5,353
[1]	China Risun Group Ltd.	16,527,094	5,340
	Tianqi Lithium Corp. Class A	1,348,590	5,335
	Poly Property Group Co. Ltd.	28,207,730	5,330
	Zangge Mining Co. Ltd. Class A	1,069,679	5,328
*	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	5,319
	Jiangxi Copper Co. Ltd. Class A	1,810,801	5,312
*,2	Bairong Inc. Class B	5,278,500	5,296
[1]	China Oriental Group Co. Ltd.	33,151,391	5,267
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	5,232
*,2	CanSino Biologics Inc. Class H	1,197,102	5,228
	Wingtech Technology Co. Ltd. Class A	1,087,146	5,221
*	ASR Microelectronics Co. Ltd. Class A	394,539	5,221
	Shenergy Co. Ltd. Class A	4,293,600	5,216
	NetDragon Websoft Holdings Ltd.	4,073,129	5,198
	Lee & Man Paper Manufacturing Ltd.	19,326,016	5,193
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,467,394	5,193
	Tong Ren Tang Technologies Co. Ltd. Class H	8,503,777	5,188
	JNBY Design Ltd.	2,722,664	5,149
	Mango Excellent Media Co. Ltd. Class A	1,643,799	5,148
*,1,2	Maoyan Entertainment	5,856,777	5,146
	APT Medical Inc. Class A	89,672	5,143
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	5,141
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	5,138
	Huaxin Cement Co. Ltd. Class H	4,410,572	5,132
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,483,228	5,121
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,002,086	5,099
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	5,095
	Goneo Group Co. Ltd. Class A	519,347	5,091
	China Overseas Grand Oceans Group Ltd.	22,977,402	5,090
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,660,306	5,078
[2]	Sunac Services Holdings Ltd.	21,362,708	5,058
	PAX Global Technology Ltd.	8,379,609	5,046
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	5,034
	Kunlun Tech Co. Ltd. Class A	1,144,945	5,029

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	5,022
	Sailun Group Co. Ltd. Class A	2,972,743	5,004
	Imeik Technology Development Co. Ltd. Class A	210,280	5,001
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,128,000	4,992
	SooChow Securities Co. Ltd. Class A	4,608,877	4,961
	Huagong Tech Co. Ltd. Class A	887,200	4,956
[1]	China Modern Dairy Holdings Ltd.	37,639,317	4,948
	LB Group Co. Ltd. Class A	2,159,900	4,934
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,366,800	4,925
	Huadian Power International Corp. Ltd. Class A	6,238,600	4,906
	HLA Group Corp. Ltd. Class A	4,288,763	4,902
*,2	China Bohai Bank Co. Ltd. Class H	41,637,427	4,888
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,535,604	4,883
*	China National Software & Service Co. Ltd. Class A	778,298	4,876
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	4,876
*,1	XXF Group Holdings Ltd.	5,592,500	4,855
*	DingDong Cayman Ltd. ADR	1,949,427	4,854
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,318,900	4,794
	TongFu Microelectronics Co. Ltd. Class A	1,358,802	4,793
	GalaxyCore Inc. Class A	2,512,746	4,777
	AIMA Technology Group Co. Ltd. Class A	804,394	4,774
	Suzhou TFC Optical Communication Co. Ltd. Class A	495,212	4,758
*	OFILM Group Co. Ltd. Class A	3,062,214	4,748
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	4,744
	SUPCON Technology Co. Ltd. Class A	723,267	4,703
	Guanghui Energy Co. Ltd. Class A	5,873,900	4,685
	Sunwoda Electronic Co. Ltd. Class A	1,788,704	4,678
	Western Mining Co. Ltd. Class A	2,200,367	4,668
	Youngor Fashion Co. Ltd. Class A	4,510,400	4,655
	China Education Group Holdings Ltd.	14,806,248	4,652
	Jinko Solar Co. Ltd. Class A	6,155,560	4,647
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,278,000	4,634
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,762,344	4,631
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	172,688	4,626
	CGN New Energy Holdings Co. Ltd.	15,709,506	4,617
	YTO Express Group Co. Ltd. Class A	2,549,659	4,599
	Hangzhou Iron & Steel Co. Class A	3,033,000	4,576
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	4,575
	Shenzhen Kedali Industry Co. Ltd. Class A	252,005	4,570
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,569
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,162,407	4,556
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	4,548
	Yealink Network Technology Corp. Ltd. Class A	991,641	4,536
*,1	Fenbi Ltd.	15,839,000	4,523
	Maxscend Microelectronics Co. Ltd. Class A	437,405	4,520
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	4,514
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,453,486	4,510
	Beijing Roborock Technology Co. Ltd. Class A	168,871	4,509
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,955,300	4,496
	Tiangong International Co. Ltd.	16,509,510	4,485
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,230,716	4,482
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	4,471
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	4,463
*	Q Technology Group Co. Ltd.	5,318,379	4,461
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	4,454
[1]	Tianqi Lithium Corp. Class H	1,492,800	4,438
[2]	China East Education Holdings Ltd.	5,857,627	4,436
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	4,431
	Gotion High-tech Co. Ltd. Class A	1,557,700	4,430
*,1	Adicon Holdings Ltd.	4,794,227	4,410
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	4,406
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	4,405
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	4,399
	Kingnet Network Co. Ltd. Class A	1,873,000	4,375
	Accelink Technologies Co. Ltd. Class A	735,000	4,369
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,887,224	4,368
	Concord New Energy Group Ltd.	71,940,075	4,357
*	Changchun High-Tech Industry Group Co. Ltd. Class A	359,073	4,348
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,331
*	Tianfeng Securities Co. Ltd. Class A	8,053,000	4,326

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	244,980	4,292
	Shanghai Baosight Software Co. Ltd. Class A	1,158,371	4,290
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	4,278
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	4,264
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	4,263
[2]	Zhou Hei Ya International Holdings Co. Ltd.	13,146,752	4,262
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	4,259
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	108,021	4,258
	Bank of Changsha Co. Ltd. Class A	3,399,400	4,241
*,1,2	Ocumension Therapeutics	6,084,327	4,237
[1]	First Tractor Co. Ltd. Class H	5,400,714	4,220
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	4,210
[1,2]	A-Living Smart City Services Co. Ltd.	10,795,289	4,183
	Piotech Inc. Class A	193,982	4,182
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,167
	Empyrean Technology Co. Ltd. Class A	252,783	4,149
	Unisplendour Corp. Ltd. Class A	1,193,152	4,143
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	4,138
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,940,433	4,127
	Qilu Bank Co. Ltd. Class A	4,878,185	4,117
	BOE Technology Group Co. Ltd. Class B	12,351,229	4,109
	Wolong Electric Group Co. Ltd. Class A	1,162,300	4,109
	China International Capital Corp. Ltd. Class A	909,400	4,108
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	180,400	4,094
	Western Securities Co. Ltd. Class A	3,943,344	4,091
*,1	Zhihu Inc. ADR	1,058,218	4,085
[1,2]	Jiumaojiu International Holdings Ltd.	12,535,535	4,066
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,064
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,299,000	4,058
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	4,055
	China Rare Earth Resources & Technology Co. Ltd. Class A	942,500	4,052
	Guangshen Railway Co. Ltd. Class H	18,407,193	4,033
	Shui On Land Ltd.	47,198,378	4,012
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,005
	Caitong Securities Co. Ltd. Class A	3,984,290	4,003
	Shenzhen Transsion Holdings Co. Ltd. Class A	387,084	4,001
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	3,994
	Yuexiu Transport Infrastructure Ltd.	9,002,245	3,987
*	Angang Steel Co. Ltd. Class H	21,061,121	3,985
	China Resources Medical Holdings Co. Ltd.	8,462,918	3,984
*,1,2	Haichang Ocean Park Holdings Ltd.	46,169,070	3,984
	First Capital Securities Co. Ltd. Class A	4,252,600	3,977
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	652,335	3,976
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,641,216	3,973
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	364,600	3,973
[2]	AK Medical Holdings Ltd.	5,455,497	3,970
*,1,2	JS Global Lifestyle Co. Ltd.	17,078,751	3,962
	Shenzhen Goodix Technology Co. Ltd. Class A	409,100	3,955
*	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	3,947
	Hwatsing Technology Co. Ltd. Class A	172,977	3,946
	CSG Holding Co. Ltd. Class B	17,537,213	3,938
	Huaibei Mining Holdings Co. Ltd. Class A	2,411,112	3,938
	COSCO SHIPPING Development Co. Ltd. Class A	12,765,172	3,937
[2]	Medlive Technology Co. Ltd.	2,525,500	3,932
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,927
	JA Solar Technology Co. Ltd. Class A	2,983,794	3,925
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	3,922
[1,2]	Angelalign Technology Inc.	626,478	3,915
	Hisense Visual Technology Co. Ltd. Class A	1,189,200	3,902
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,901
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	3,893
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	3,892
	Xiamen C & D Inc. Class A	2,711,800	3,890
	China XD Electric Co. Ltd. Class A	4,522,183	3,869
	Newland Digital Technology Co. Ltd. Class A	1,047,997	3,865
	Winner Medical Co. Ltd. Class A	536,169	3,857
	Nanjing Securities Co. Ltd. Class A	3,613,900	3,851
	China Foods Ltd.	9,632,706	3,850
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,500	3,834
	Hualan Biological Engineering Inc. Class A	1,694,155	3,820

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Digital China Group Co. Ltd. Class A	677,400	3,815
*	Hubei Dinglong Co. Ltd. Class A	927,300	3,807
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	3,805
	Geovis Technology Co. Ltd. Class A	517,812	3,795
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	3,787
*	FIH Mobile Ltd.	39,068,562	3,780
	Leader Harmonious Drive Systems Co. Ltd. Class A	185,261	3,770
	Xiamen Tungsten Co. Ltd. Class A	1,491,991	3,769
	Sichuan Huafeng Technology Co. Ltd. Class A	460,731	3,769
	DHC Software Co. Ltd. Class A	2,776,500	3,767
*	BeiGene Ltd. Class A	104,462	3,766
	Western Superconducting Technologies Co. Ltd. Class A	581,959	3,764
	INESA Intelligent Tech Inc. Class B	4,838,246	3,763
	Anhui XDLK Microsystem Corp. Ltd. Class A	410,081	3,762
	Giant Network Group Co. Ltd. Class A	1,873,300	3,743
*	Ninestar Corp. Class A	1,234,664	3,742
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	3,741
[1]	Kangji Medical Holdings Ltd.	3,874,782	3,739
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,732
*	Biwin Storage Technology Co. Ltd. Class A	432,612	3,729
	Huaan Securities Co. Ltd. Class A	4,896,093	3,726
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,726
*	Amlogic Shanghai Co. Ltd. Class A	373,373	3,720
	Guobo Electronics Co. Ltd. Class A	542,686	3,720
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	3,710
	Angel Yeast Co. Ltd. Class A	762,500	3,700
	GEM Co. Ltd. Class A	4,388,120	3,699
	Bank of Suzhou Co. Ltd. Class A	3,336,380	3,696
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	3,688
	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,677
[1]	Yuexiu REIT	39,099,986	3,673
	CNGR Advanced Material Co. Ltd. Class A	845,058	3,673
	CNPC Capital Co. Ltd. Class A	3,882,657	3,673
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,670
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	195,700	3,670
	China Shineway Pharmaceutical Group Ltd.	3,929,854	3,668
	Sinofert Holdings Ltd.	24,268,198	3,664
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,664
	Wintime Energy Group Co. Ltd. Class A	19,829,700	3,658
	Ecovacs Robotics Co. Ltd. Class A	515,840	3,656
	Zhejiang Longsheng Group Co. Ltd. Class A	2,689,805	3,635
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	546,944	3,629
	Shanghai Stonehill Technology Co. Ltd. Class A	5,067,821	3,625
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	3,617
	Sharetronic Data Technology Co. Ltd. Class A	248,200	3,614
*	Seazen Holdings Co. Ltd. Class A	1,934,035	3,609
	Cathay Biotech Inc. Class A	502,955	3,600
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,582
*	Kangmei Pharmaceutical Co. Ltd. Class A	13,267,000	3,580
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,564
	Sinolink Securities Co. Ltd. Class A	3,180,100	3,559
	All Winner Technology Co. Ltd. Class A	640,679	3,559
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	3,556
	SDIC Capital Co. Ltd. Class A	3,767,000	3,549
*	AVICOPTER plc Class A	725,591	3,547
	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	3,544
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,535
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	3,534
*	Fulin Precision Co. Ltd. Class A	1,279,170	3,533
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,106,400	3,525
	Beijing Shougang Co. Ltd. Class A	7,091,095	3,523
	Shanghai Huace Navigation Technology Ltd. Class A	600,720	3,519
	Fujian Funeng Co. Ltd. Class A	2,665,434	3,517
	Shanghai Belling Co. Ltd. Class A	726,100	3,510
	Chongqing Brewery Co. Ltd. Class A	440,789	3,505
	Hunan Gold Corp. Ltd. Class A	1,130,420	3,498
	Guangzhou Automobile Group Co. Ltd. Class A	3,164,785	3,494
	Shenzhen Investment Ltd.	34,333,328	3,493
	Trina Solar Co. Ltd. Class A	1,927,685	3,479
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	528,983	3,473

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou GreatStar Industrial Co. Ltd.	1,078,000	3,459
*	QuantumCTek Co. Ltd. Class A	104,500	3,454
	Zhejiang Supor Co. Ltd. Class A	445,175	3,447
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,445
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	3,445
	Jiangsu Financial Leasing Co. Ltd. Class A	4,676,687	3,438
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	3,430
	BOE Varitronix Ltd.	4,875,854	3,427
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	183,236	3,427
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	847,861	3,418
	Glarun Technology Co. Ltd. Class A	1,186,100	3,411
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	3,409
	Hangcha Group Co. Ltd. Class A	1,314,201	3,405
	Yankershop Food Co. Ltd. Class A	275,244	3,404
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	588,500	3,402
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	3,397
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	3,378
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,378
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	3,365
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	3,364
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	3,362
*	Yanlord Land Group Ltd.	9,284,992	3,345
*	Sohu.com Ltd. ADR	304,407	3,345
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	3,342
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	3,342
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	3,341
	Huafon Chemical Co. Ltd. Class A	3,612,805	3,329
	Espressif Systems Shanghai Co. Ltd. Class A	110,331	3,322
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,311
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,063,800	3,299
	Livzon Pharmaceutical Group Inc. Class A	692,843	3,298
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,992,700	3,293
	Ingenic Semiconductor Co. Ltd. Class A	351,646	3,288
*	Youdao Inc. ADR	369,834	3,288
	Tongkun Group Co. Ltd. Class A	2,192,760	3,286
	Guangdong Electric Power Development Co. Ltd. Class B	15,075,212	3,284
	Shenzhen Envicool Technology Co. Ltd. Class A	749,278	3,284
	Southwest Securities Co. Ltd. Class A	5,775,609	3,275
	Loncin Motor Co. Ltd. Class A	1,901,600	3,262
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	3,262
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	219,109	3,262
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	3,259
	Jinduicheng Molybdenum Co. Ltd. Class A	2,406,000	3,250
	INESA Intelligent Tech Inc. Class A	997,183	3,248
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	3,244
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	3,244
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	127,206	3,239
	Jiangsu Expressway Co. Ltd. Class A	1,542,675	3,235
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	591,100	3,220
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	3,219
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	3,218
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	3,211
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	513,079	3,209
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	3,205
	Juneyao Airlines Co. Ltd. Class A	1,871,852	3,198
	ACM Research Shanghai Inc. Class A	220,818	3,194
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	3,189
	Rockchip Electronics Co. Ltd. Class A	135,299	3,186
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	3,184
	Guangdong Aofei Data Technology Co. Ltd. Class A	971,670	3,179
	Yunnan Copper Co. Ltd. Class A	1,980,800	3,178
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,172
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	2,043,700	3,168
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,161
	Ningbo Zhoushan Port Co. Ltd. Class A	6,418,146	3,144
	Fortior Technology Shenzhen Co. Ltd. Class A	93,523	3,144
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	3,141
[1]	Xinyi Energy Holdings Ltd.	26,507,177	3,139
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	3,135
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	3,132

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	3,131
	Sealand Securities Co. Ltd. Class A	5,956,200	3,125
*	Nexchip Semiconductor Corp. Class A	1,060,520	3,124
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,106
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	3,105
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	3,104
	Winning Health Technology Group Co. Ltd. Class A	2,194,530	3,092
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	3,089
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,413,100	3,088
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,079
	CGN Power Co. Ltd. Class A	6,348,800	3,079
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	386,040	3,079
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	3,078
	Shenzhen Kinwong Electronic Co. Ltd. Class A	799,460	3,075
*	Quzhou Xin'an Development Co. Ltd. Class A	8,291,900	3,071
	Guangzhou Haige Communications Group Inc. Co. Class A	2,142,959	3,065
[2]	Everbright Securities Co. Ltd. Class H	3,514,632	3,064
*	SICC Co. Ltd. Class A	382,997	3,064
	Songcheng Performance Development Co. Ltd. Class A	2,378,770	3,062
*,3	China Dili Group	35,982,893	3,062
	Zhejiang Yinlun Machinery Co. Ltd. Class A	873,335	3,061
	Datang International Power Generation Co. Ltd. Class A	7,154,411	3,057
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,035
	Leo Group Co. Ltd. Class A	5,903,800	3,031
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	3,026
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,024
	Bank of Chongqing Co. Ltd. Class A	2,050,159	3,022
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	3,015
	Raytron Technology Co. Ltd. Class A	390,556	3,007
*,1	Xinte Energy Co. Ltd. Class H	5,262,205	3,005
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	3,003
	BBMG Corp. Class H	33,228,454	3,000
	Yunnan Energy New Material Co. Ltd. Class A	785,630	3,000
	TangShan Port Group Co. Ltd. Class A	5,421,300	2,995
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	9,957,352	2,990
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	2,989
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	2,987
	Thunder Software Technology Co. Ltd. Class A	386,628	2,976
	Shenzhen Longsys Electronics Co. Ltd. Class A	276,515	2,976
	Goldwind Science & Technology Co. Ltd. Class A	2,467,033	2,972
*	Pacific Securities Co. Ltd. Class A	6,025,299	2,969
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	2,966
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	2,963
*,1	Guangzhou R&F Properties Co. Ltd. Class H	22,422,575	2,959
	Hesteel Co. Ltd. Class A	9,894,043	2,957
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	2,951
	Ningbo Joyson Electronic Corp. Class A	1,301,400	2,949
	JCHX Mining Management Co. Ltd. Class A	577,834	2,945
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	2,942
*	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	2,935
	Shenzhen Huaqiang Industry Co. Ltd. Class A	831,330	2,930
	Xiamen Faratronic Co. Ltd. Class A	204,220	2,927
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	2,925
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	2,924
	China Oilfield Services Ltd. Class A	1,590,490	2,920
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	2,918
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,906
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	2,903
	Flat Glass Group Co. Ltd. Class A	1,402,065	2,902
*	3peak Inc. Class A	135,145	2,899
	Hand Enterprise Solutions Co. Ltd. Class A	1,073,100	2,894
	Sinoma International Engineering Co. Class A	2,290,700	2,892
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	2,889
	Sichuan Swellfun Co. Ltd. Class A	460,520	2,888
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,881
	Haohua Chemical Science & Technology Co. Ltd. Class A	816,297	2,873
	Shanghai United Imaging Healthcare Co. Ltd. Class A	156,954	2,868
*	Beiqi Foton Motor Co. Ltd. Class A	7,936,400	2,865
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	2,864
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	2,859

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Quectel Wireless Solutions Co. Ltd. Class A	275,061	2,852
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	2,850
	Liaoning Port Co. Ltd. Class A	14,139,765	2,840
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	2,827
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,827
*	Shenzhen Infogem Technologies Co. Ltd. Class A	648,800	2,823
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,821
	COFCO Capital Holdings Co. Ltd. Class A	1,726,984	2,821
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	109,231	2,821
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,142,260	2,820
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	2,818
	Sunresin New Materials Co. Ltd. Class A	470,442	2,818
	Jilin Electric Power Co. Ltd. Class A	3,815,700	2,805
	RoboTechnik Intelligent Technology Co. Ltd. Class A	155,400	2,805
	Xi'an Bright Laser Technologies Co. Ltd. Class A	299,576	2,800
	Konfoong Materials International Co. Ltd. Class A	272,200	2,796
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	2,789
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	2,786
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,242,584	2,782
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,780
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,772
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,767
	Hengyi Petrochemical Co. Ltd. Class A	3,299,840	2,767
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,764
	Skshu Paint Co. Ltd. Class A	414,569	2,764
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,327,327	2,755
	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	2,752
	People.cn Co. Ltd. Class A	1,006,600	2,746
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	2,743
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,742
	Sinomine Resource Group Co. Ltd. Class A	683,675	2,739
*	Sinopec Oilfield Service Corp. Class H	36,014,792	2,738
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	2,734
	Neway Valve Suzhou Co. Ltd. Class A	738,900	2,729
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,723
	Yunnan Tin Co. Ltd. Class A	1,429,273	2,722
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,714
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,713
	Anjoy Foods Group Co. Ltd. Class A	258,228	2,712
	Keli Sensing Technology Ningbo Co. Ltd. Class A	289,300	2,712
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,709
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	932,800	2,701
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	2,698
	China Great Wall Securities Co. Ltd. Class A	2,532,100	2,695
*	Greatoo Intelligent Equipment Inc. Class A	2,264,200	2,693
	China National Medicines Corp. Ltd. Class A	674,300	2,692
	Xuji Electric Co. Ltd. Class A	920,400	2,692
	Shanghai AtHub Co. Ltd. Class A	597,389	2,692
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,690
	BGI Genomics Co. Ltd. Class A	404,890	2,688
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	483,372	2,686
*	Shenzhen Techwinsemi Technology Co. Ltd. Class A	153,200	2,686
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,685
	Sinotrans Ltd. Class A	4,160,521	2,683
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,909,900	2,683
	Gambol Pet Group Co. Ltd. Class A	179,300	2,680
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	2,676
	Arcsoft Corp. Ltd. Class A	427,821	2,673
*	Shengyi Electronics Co. Ltd. Class A	745,913	2,672
*	Shanghai DZH Ltd. Class A	2,266,038	2,667
*,1	Yeahka Ltd.	2,658,572	2,659
*	Jinke Smart Services Group Co. Ltd. Class H	2,908,100	2,659
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	2,657
	Ginlong Technologies Co. Ltd. Class A	366,910	2,653
[1]	Central China Securities Co. Ltd. Class H	14,369,093	2,645
*	Qi An Xin Technology Group Inc. Class A	621,131	2,645
	Kehua Data Co. Ltd. Class A	451,480	2,644
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,640
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,635
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	2,632

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	2,630
*	Founder Technology Group Corp. Class A	4,395,200	2,629
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,624
*	Maanshan Iron & Steel Co. Ltd. Class H	12,404,000	2,619
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,619
	Kingsemi Co. Ltd. Class A	199,647	2,619
	ApicHope Pharmaceutical Group Co. Ltd.	476,800	2,618
	Ningbo Zhenyu Technology Co. Ltd. Class A	122,273	2,613
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,608
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,608
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	2,591
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,590
	Grandblue Environment Co. Ltd. Class A	811,936	2,589
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	2,588
	Andon Health Co. Ltd. Class A	493,572	2,576
	Hua Hong Semiconductor Ltd. Class A	363,644	2,576
	Shenzhen Topband Co. Ltd. Class A	1,335,500	2,575
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,224,900	2,567
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	2,564
	DBG Technology Co. Ltd. Class A	748,242	2,550
*	Fibocom Wireless Inc. Class A	726,408	2,550
	Range Intelligent Computing Technology Group Co. Ltd. Class A	382,000	2,546
	Weaver Network Technology Co. Ltd. Class A	256,900	2,544
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,543
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	2,542
	Xiangcai Co. Ltd. Class A	2,377,242	2,542
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	2,533
	Chervon Holdings Ltd.	1,508,100	2,533
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,532
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,530
	Olympic Circuit Technology Co. Ltd. Class A	689,200	2,529
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	2,527
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	2,526
	Castech Inc. Class A	527,820	2,517
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	2,514
	Shenzhen MTC Co. Ltd. Class A	4,222,900	2,508
	Qingdao Sentury Tire Co. Ltd. Class A	984,279	2,506
	Northeast Securities Co. Ltd. Class A	2,402,200	2,505
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,502
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	2,498
*	Beijing Compass Technology Development Co. Ltd. Class A	305,805	2,481
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,477
	China Lilang Ltd.	5,142,094	2,476
	Electric Connector Technology Co. Ltd. Class A	373,122	2,467
	Baiyin Nonferrous Group Co. Ltd. Class A	6,557,900	2,453
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	319,235	2,451
	Huaqin Technology Co. Ltd. Class A	269,200	2,451
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,449
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,439
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	2,439
	Shennan Circuits Co. Ltd. Class A	161,587	2,438
*	Dada Nexus Ltd. ADR	1,275,492	2,436
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,431
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,426
	Hongta Securities Co. Ltd. Class A	2,385,900	2,423
[1]	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,422
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,420
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	1,003,500	2,417
*	CITIC Heavy Industries Co. Ltd. Class A	4,000,706	2,410
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	2,409
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,923,545	2,408
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,401
	CECEP Wind-Power Corp. Class A	6,070,147	2,400
	By-health Co. Ltd. Class A	1,585,200	2,400
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	2,398
	China Film Co. Ltd. Class A	1,697,932	2,394
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,393
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,392
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,391
	China Hainan Rubber Industry Group Co. Ltd. Class A	3,848,000	2,387

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Foryou Corp. Class A	555,390	2,384
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,380
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	2,377
	China Baoan Group Co. Ltd. Class A	2,230,264	2,376
	Jafron Biomedical Co. Ltd. Class A	805,126	2,369
*	Sensteed Hi-tech Group Class A	9,648,000	2,368
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	2,367
	Autel Intelligent Technology Corp. Ltd. Class A	410,665	2,362
	Health & Happiness H&H International Holdings Ltd.	2,070,307	2,357
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,349
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	2,346
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	2,343
*	NavInfo Co. Ltd. Class A	2,031,819	2,331
	Shanghai Awinic Technology Co. Ltd. Class A	231,551	2,331
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,441,900	2,330
	Capital Securities Co. Ltd. Class A	893,500	2,329
	Skyverse Technology Co. Ltd. Class A	215,609	2,328
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,322
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,868,400	2,321
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	2,318
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,310
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	2,305
	Shede Spirits Co. Ltd. Class A	294,100	2,298
	Ruijie Networks Co. Ltd. Class A	224,300	2,294
	Sinofibers Technology Co. Ltd. Class A	467,823	2,287
	Servyou Software Group Co. Ltd. Class A	353,600	2,282
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,281
	Gemdale Corp. Class A	3,857,884	2,277
	Dajin Heavy Industry Co. Ltd. Class A	598,500	2,274
	China Wafer Level CSP Co. Ltd. Class A	571,583	2,262
	Jiangsu Azure Corp. Class A	1,287,600	2,254
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,252
	North Copper Co. Ltd. Class A	1,818,700	2,248
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,247
*	Remegen Co. Ltd. Class A	321,254	2,241
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	2,240
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,240
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	732,300	2,239
	Willfar Information Technology Co. Ltd. Class A	451,991	2,238
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,229
	T&S Communications Co. Ltd. Class A	229,500	2,227
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,778,936	2,226
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,221
*	Canaan Inc. ADR	3,149,234	2,216
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,215
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,213
	Grinm Advanced Materials Co. Ltd. Class A	887,700	2,211
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,141,300	2,210
	Neusoft Corp. Class A	1,593,200	2,209
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	110,391	2,207
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,206
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,205
*	Bestway Marine & Energy Technology Co. Ltd. Class A	2,711,600	2,205
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	2,202
	Lingyun Industrial Corp. Ltd. Class A	911,840	2,200
	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,198
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,198
	Leyard Optoelectronic Co. Ltd. Class A	2,590,300	2,194
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,230,100	2,194
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,672,300	2,181
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	842,800	2,180
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,177
*	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	2,177
*	COL Group Co. Ltd. Class A	730,400	2,177
	IKD Co. Ltd. Class A	950,068	2,176
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,174
	China Coal Xinji Energy Co. Ltd. Class A	2,359,030	2,173
	Canmax Technologies Co. Ltd. Class A	884,423	2,171
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	2,163
*	JoulWatt Technology Co. Ltd. Class A	454,059	2,162

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tibet Huayu Mining Co. Ltd. Class A	882,000	2,157
*	Merit Interactive Co. Ltd. Class A	393,300	2,153
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,151
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,151
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,150
	Chengdu Hi-tech Development Co. Ltd. Class A	335,100	2,149
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,146
	Yusys Technologies Co. Ltd. Class A	644,320	2,138
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	904,600	2,138
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	738,300	2,130
	Hangjin Technology Co. Ltd. Class A	636,200	2,130
	Huaming Power Equipment Co. Ltd. Class A	1,032,100	2,130
	Central China Securities Co. Ltd. Class A	4,044,600	2,129
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	2,124
	CETC Digital Technology Co. Ltd. Class A	640,150	2,123
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	2,121
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,120
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,117
*	United Nova Technology Co. Ltd. Class A	3,308,380	2,115
	Topchoice Medical Corp. Class A	380,652	2,107
	StarPower Semiconductor Ltd. Class A	185,575	2,107
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,105
	AVIC Chengdu UAS Co. Ltd. Class A	388,390	2,103
	Wangfujing Group Co. Ltd. Class A	1,092,000	2,099
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	2,097
	Venustech Group Inc. Class A	981,774	2,094
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,093
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,091
	Beijing United Information Technology Co. Ltd. Class A	641,287	2,090
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,086
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,086
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,086
	Sichuan Expressway Co. Ltd. Class A	2,667,492	2,084
*	China First Heavy Industries Co. Ltd. Class A	5,864,500	2,084
	Cinda Securities Co. Ltd. Class A	1,036,900	2,081
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	2,079
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	2,079
	Hangzhou First Applied Material Co. Ltd. Class A	1,229,201	2,078
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	2,076
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,075
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	2,073
	TRS Information Technology Corp. Ltd. Class A	816,200	2,071
	Ningbo Boway Alloy Material Co. Ltd. Class A	864,100	2,070
	Perfect World Co. Ltd. Class A	1,102,250	2,066
	Beijing Wandong Medical Technology Co. Ltd. Class A	855,100	2,065
*	Dosilicon Co. Ltd. Class A	478,222	2,063
*	Doushen Beijing Education & Technology Inc. Class A	2,085,500	2,060
*	Suzhou Centec Communications Co. Ltd. Class A	224,050	2,059
	Shanghai Beite Technology Co. Ltd. Class A	326,243	2,058
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,057
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,056
	Shenzhen SC New Energy Technology Corp. Class A	271,506	2,055
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,054
	Hangzhou Lion Microelectronics Co. Ltd. Class A	572,480	2,051
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,049
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,048
	Jack Technology Co. Ltd. Class A	450,300	2,045
*	Shanghai Milkground Food Tech Co. Ltd. Class A	570,400	2,045
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	2,039
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,381,455	2,033
	CSSC Science & Technology Co. Ltd. Class A	1,264,000	2,029
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,028
	Qingdao Port International Co. Ltd. Class A	1,696,920	2,024
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	2,022
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,045,600	2,018
[1,2]	Linklogis Inc. Class B	13,488,293	2,016
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	729,955	2,015
	Kidswant Children Products Co. Ltd. Class A	1,146,813	2,013
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,012
[2]	Joinn Laboratories China Co. Ltd. Class H	1,588,458	2,010

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sangfor Technologies Inc. Class A	147,897	2,008
	Laobaixing Pharmacy Chain JSC Class A	725,374	2,008
	Jiangsu Lihua Foods Group Co. Ltd.	767,586	2,006
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	2,004
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,001
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	650,823	1,998
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,997
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	1,996
	Suofeiya Home Collection Co. Ltd. Class A	950,700	1,994
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,686,690	1,990
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	1,987
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	1,979
	FESCO Group Co. Ltd. Class A	679,700	1,975
	Focus Technology Co. Ltd. Class A	338,500	1,974
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	1,972
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,949	1,971
	Guangdong Mingyang Electric Co. Ltd. Class A	334,200	1,969
	China Railway Materials Co. Ltd. Class A	5,721,100	1,968
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	1,949
	China World Trade Center Co. Ltd. Class A	649,700	1,949
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	1,948
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	1,946
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	1,944
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,943
	Intco Medical Technology Co. Ltd. Class A	631,800	1,936
	BTG Hotels Group Co. Ltd. Class A	981,188	1,935
	ORG Technology Co. Ltd. Class A	2,629,700	1,935
	JiuGui Liquor Co. Ltd. Class A	327,500	1,934
*	CETC Chips Technology Inc. Class A	1,171,400	1,934
	Jiayou International Logistics Co. Ltd. Class A	1,008,068	1,933
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	1,931
	TianShan Material Co. Ltd. Class A	2,853,280	1,928
	Anhui Jinhe Industrial Co. Ltd. Class A	562,473	1,927
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	1,926
	Lakala Payment Co. Ltd. Class A	660,500	1,926
	Hanwei Electronics Group Corp. Class A	337,836	1,926
	Dongguan Yiheda Automation Co. Ltd. Class A	599,905	1,925
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	619,450	1,922
	Huada Automotive Technology Corp. Ltd. Class A	399,075	1,918
	Jiangsu Pacific Quartz Co. Ltd. Class A	429,649	1,917
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	1,912
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	1,907
	STO Express Co. Ltd. Class A	1,295,147	1,906
*	Henan Zhongfu Industry Co. Ltd. Class A	3,517,300	1,905
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,418,400	1,904
*	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	1,903
	Guangzhou Development Group Inc. Class A	2,142,592	1,902
	Tian Lun Gas Holdings Ltd.	5,625,520	1,899
	Jiangsu Shagang Co. Ltd. Class A	2,347,300	1,898
	Aisino Corp. Class A	1,673,900	1,897
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	542,300	1,897
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	1,896
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,145,278	1,895
	XGD Inc. Class A	622,900	1,895
	Dongfang Electronics Co. Ltd. Class A	1,442,200	1,895
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	1,890
	China Petroleum Engineering Corp. Class A	4,485,100	1,890
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,889
	Estun Automation Co. Ltd. Class A	686,000	1,888
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	1,887
	Fujian Longking Co. Ltd. Class A	1,183,700	1,886
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	335,260	1,886
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	1,885
	Broadex Technologies Co. Ltd. Class A	296,300	1,883
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,881
	Anhui Expressway Co. Ltd. Class A	789,733	1,880
	Longshine Technology Group Co. Ltd. Class A	970,856	1,879
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,879
	Shanghai Haixin Group Co. Class B	7,509,733	1,878
*	Harbin Hatou Investment Co. Ltd. Class A	2,401,749	1,878

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,875
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,875
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,874
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,869
*,1,2	AInnovation Technology Group Co. Ltd.	3,643,200	1,869
	Micro-Tech Nanjing Co. Ltd. Class A	226,530	1,868
	Oppein Home Group Inc. Class A	205,000	1,867
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	1,860
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,792,000	1,854
	Sany Renewable Energy Co. Ltd. Class A	593,138	1,854
	Shenzhen Expressway Corp. Ltd. Class A	1,204,348	1,849
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,848
*	Nations Technologies Inc. Class A	541,000	1,844
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	1,841
	Anker Innovations Technology Co. Ltd. Class A	150,020	1,841
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	1,835
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,834
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	1,831
*	SOHO China Ltd.	26,302,712	1,830
	State Grid Yingda Co. Ltd. Class A	2,734,269	1,827
	XTC New Energy Materials Xiamen Co. Ltd. Class A	279,197	1,827
	Hangzhou EZVIZ Network Co. Ltd. Class A	381,217	1,827
	Guangdong Advertising Group Co. Ltd. Class A	1,825,700	1,826
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	1,825
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	689,300	1,823
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,821
	Shenzhen Hopewind Electric Co. Ltd. Class A	443,480	1,820
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	634,100	1,818
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,810
	Toread Holdings Group Co. Ltd. Class A	1,286,598	1,807
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	1,805
	Zhongtai Securities Co. Ltd. Class A	2,145,300	1,804
	China Meheco Group Co. Ltd. Class A	1,291,309	1,803
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	1,803
	Shannon Semiconductor Technology Co. Ltd. Class A	425,200	1,802
	Taiji Computer Corp. Ltd. Class A	542,591	1,801
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,798
	Ferrotec Anhui Technology Development Co. Ltd. Class A	340,600	1,798
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	162,340	1,797
	Huali Industrial Group Co. Ltd. Class A	254,258	1,797
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,793
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	1,792
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	383,300	1,787
	China Meidong Auto Holdings Ltd.	6,664,558	1,784
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,784
	Beijing Jingneng Power Co. Ltd. Class A	3,184,600	1,780
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	1,779
	Beijing BDStar Navigation Co. Ltd. Class A	505,000	1,778
	Easy Click Worldwide Network Technology Co. Ltd. Class A	487,500	1,778
	Chongqing Department Store Co. Ltd. Class A	406,400	1,776
	Zhuhai CosMX Battery Co. Ltd. Class A	1,015,035	1,776
	Jiangzhong Pharmaceutical Co. Ltd. Class A	563,400	1,776
	Sonoscape Medical Corp. Class A	415,061	1,773
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	1,773
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,772
*	CITIC Guoan Information Industry Co. Ltd. Class A	5,016,900	1,771
	Anhui Heli Co. Ltd. Class A	811,000	1,771
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	1,771
	YongXing Special Materials Technology Co. Ltd. Class A	419,190	1,770
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	1,768
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	268,361	1,766
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	1,764
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,274,384	1,764
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	1,761
	Guangdong Topstar Technology Co. Ltd. Class A	443,461	1,761
	GCL Energy Technology Co. Ltd. Class A	1,779,800	1,757
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,757
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,592,788	1,756
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	1,754
	Shanghai M&G Stationery Inc. Class A	433,200	1,753

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	EFORT Intelligent Robot Co. Ltd.	527,326	1,752
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,751
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,751
*	Shenyang Machine Tool Co. Ltd. Class A	1,870,600	1,751
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	1,750
	Goke Microelectronics Co. Ltd. Class A	183,500	1,749
	Shenzhen Bluetrum Technology Co. Ltd. Class A	124,971	1,747
	Nanjing Les Information Technology Co. Ltd. Class A	159,493	1,744
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	1,743
*	Sinopec Oilfield Service Corp. Class A	6,875,700	1,742
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,742
	C&S Paper Co. Ltd. Class A	1,914,508	1,740
	Chinalin Securities Co. Ltd. Class A	913,000	1,740
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,734
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,728
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	4,601,991	1,726
	Huaihe Energy Group Co. Ltd. Class A	3,608,500	1,724
	Luenmei Quantum Co. Ltd. Class A	2,129,770	1,721
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,718
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	1,713
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	3,743,300	1,707
	PNC Process Systems Co. Ltd. Class A	484,480	1,707
*	Beijing Sifang Automation Co. Ltd. Class A	717,900	1,705
	Guobang Pharma Ltd. Class A	645,587	1,705
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	1,703
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,696
	China Kings Resources Group Co. Ltd. Class A	539,110	1,695
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,009,067	1,693
*	Sichuan Hongda Co. Ltd. Class A	1,846,000	1,692
*	Agile Group Holdings Ltd.	29,022,040	1,691
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,691
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,685
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,683
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	1,681
	Wondershare Technology Group Co. Ltd. Class A	198,569	1,680
*	Visionox Technology Inc. Class A	1,424,472	1,679
	Hefei Chipmore Technology Co. Ltd. Class A	1,096,777	1,676
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,675
*	Zhuhai Zhumian Group Co. Ltd.	1,853,769	1,675
	Jiangsu Guomao Reducer Co. Ltd. Class A	769,589	1,674
	ZWSOFT Co. Ltd. Guangzhou Class A	128,339	1,674
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,673
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,673
*	Ourpalm Co. Ltd. Class A	2,521,175	1,672
	Shenzhen Yinghe Technology Co. Ltd. Class A	736,174	1,672
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	254,823	1,671
	CSI Solar Co. Ltd. Class A	1,380,048	1,669
	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	1,668
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,667
	Xianhe Co. Ltd. Class A	575,100	1,664
	Hexing Electrical Co. Ltd. Class A	456,320	1,662
	Eastern Communications Co. Ltd. Class B	4,633,259	1,661
*	Red Star Macalline Group Corp. Ltd. Class A	4,083,564	1,661
	Baoji Titanium Industry Co. Ltd. Class A	412,242	1,659
	iRay Group Class A	99,411	1,658
	Guizhou Chanhen Chemical Corp. Class A	532,100	1,656
	KPC Pharmaceuticals Inc. Class A	784,700	1,653
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,651
*	Alpha Group Class A	1,335,100	1,644
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,644
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,642
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,639
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,792,000	1,639
	Hainan Mining Co. Ltd. Class A	1,699,100	1,638
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,634
	Wuxi NCE Power Co. Ltd. Class A	383,301	1,634
*	Forehope Electronic Ningbo Co. Ltd. Class A	429,643	1,632
	Shanghai Jahwa United Co. Ltd. Class A	505,000	1,627
	Anhui Yingliu Electromechanical Co. Ltd. Class A	597,200	1,626
	Dazhong Mining Co. Ltd.	1,427,980	1,626

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	1,624
	Shenzhen Guangju Energy Co. Ltd. Class A	625,100	1,624
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,623
	Sumec Corp. Ltd. Class A	1,245,300	1,622
	BBMG Corp. Class A	7,690,291	1,620
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,620
	Baimtec Material Co. Ltd. Class A	222,593	1,619
	Zhewen Interactive Group Co. Ltd. Class A	1,462,500	1,613
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,182,400	1,613
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,612
	China Enterprise Co. Ltd. Class A	4,193,931	1,611
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,610
	Beijing Balance Medical Technology Co. Ltd. Class A	104,108	1,608
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,606
	Sinocare Inc. Class A	564,449	1,605
*	Nanjing Tanker Corp. Class A	4,365,671	1,604
	Telling Telecommunication Holding Co. Ltd. Class A	1,200,300	1,603
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,602
	CECEP Environmental Protection Co. Ltd. Class A	2,078,900	1,601
	GRG Metrology & Test Group Co. Ltd. Class A	671,160	1,599
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,597
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,596
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	1,972,400	1,595
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,594
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,061,300	1,592
*	Western Region Gold Co. Ltd. Class A	713,000	1,590
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,589
	Digiwin Co. Ltd.	300,763	1,589
	DongFeng Automobile Co. Ltd. Class A	1,642,900	1,589
*	Polaris Bay Group Co. Ltd. Class A	1,816,800	1,588
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,586
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	1,585
*	Jushri Technologies Inc. Class A	562,200	1,584
	Huatu Cendes Co. Ltd. Class A	120,600	1,584
	Nanjing Gaoke Co. Ltd. Class A	1,591,700	1,583
	CITIC Metal Co. Ltd. Class A	1,501,100	1,582
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	1,580
	Gaona Aero Material Co. Ltd. Class A	771,520	1,577
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	1,577
	City Development Environment Co. Ltd. Class A	850,600	1,576
	Huafu Fashion Co. Ltd. Class A	1,846,024	1,575
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	894,700	1,572
	Ningbo Xusheng Group Co. Ltd. Class A	882,240	1,570
	Shenzhen CECport Technologies Co. Ltd. Class A	584,199	1,570
*	Sinocelltech Group Ltd. Class A	312,213	1,569
	Bank of Xi'an Co. Ltd. Class A	3,288,339	1,568
	Sansure Biotech Inc. Class A	573,367	1,565
	Ovctek China Inc. Class A	771,904	1,564
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	1,559
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	246,600	1,559
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	1,556
	CMST Development Co. Ltd. Class A	1,922,706	1,555
	Vanchip Tianjin Technology Co. Ltd. Class A	359,858	1,555
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,554
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	405,937	1,554
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,555,593	1,549
	Xi'An Shaangu Power Co. Ltd. Class A	1,355,800	1,548
	Henan Lingrui Pharmaceutical Co. Class A	491,300	1,548
	Liaoning Cheng Da Co. Ltd. Class A	1,123,100	1,546
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,544
	Joinn Laboratories China Co. Ltd. Class A	718,582	1,544
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	3,904,400	1,540
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,537
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,095,200	1,537
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	1,536
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,535
	Guangdong DFP New Material Group Co. Ltd.	2,783,100	1,531
	Sumavision Technologies Co. Ltd. Class A	2,109,400	1,530
	Shenzhen Microgate Technology Co. Ltd. Class A	1,084,400	1,529
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,528

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JSTI Group Class A	1,259,980	1,527
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,526
	Innovation New Material Technology Co. Ltd. Class A	2,953,440	1,526
	Edifier Technology Co. Ltd. Class A	850,900	1,523
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,437,055	1,520
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	1,520
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,519
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,716,400	1,517
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,515
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,505
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,502
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	1,498
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,497
*	Angang Steel Co. Ltd. Class A	4,720,450	1,496
	MLS Co. Ltd. Class A	1,374,116	1,494
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,494
	Bank of Lanzhou Co. Ltd. Class A	4,778,000	1,494
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	1,493
	Arctech Solar Holding Co. Ltd. Class A	231,969	1,493
	YGSOFT Inc. Class A	1,901,455	1,492
	Guocheng Mining Co. Ltd. Class A	935,164	1,491
	Dian Diagnostics Group Co. Ltd. Class A	772,300	1,491
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	1,490
	Guangdong Dowstone Technology Co. Ltd. Class A	772,100	1,488
	Insigma Technology Co. Ltd. Class A	1,024,600	1,487
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,482
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,479
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,478
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	1,478
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	1,476
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	1,476
*	Shenzhen Baoming Technology Co. Ltd. Class A	164,300	1,473
	Guangdong Marubi Biotechnology Co. Ltd. Class A	225,700	1,469
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,468
	China Merchants Port Group Co. Ltd. Class A	559,474	1,468
	China Kepei Education Group Ltd.	8,583,574	1,463
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,462
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	200,060	1,462
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,459
	Xiamen Kingdomway Group Co. Class A	667,531	1,458
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,457
*	Hwa Create Co. Ltd. Class A	613,400	1,452
	Guomai Technologies Inc. Class A	953,500	1,451
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,450
	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	1,450
	Shanghai Fortune Techgroup Co. Ltd. Class A	527,300	1,450
*	Sai Micro Electronics Inc. Class A	644,774	1,449
	Xinhuanet Co. Ltd. Class A	470,135	1,448
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	144,803	1,447
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	1,447
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	1,447
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,446
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,444
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,444
*	BOE HC SemiTek Corp.	1,584,500	1,443
	Baowu Magnesium Technology Co. Ltd. Class A	876,212	1,441
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,438
	NYOCOR Co. Ltd. Class A	1,894,200	1,435
*	Bringspring Science & Technology Co. Ltd. Class A	638,000	1,435
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,432
	Shanghai Highly Group Co. Ltd. Class A	908,100	1,432
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,020,904	1,430
	China Tianying Inc. Class A	2,447,700	1,422
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,419
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,419
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,419
	Bluestar Adisseo Co. Class A	1,072,112	1,417
	Hoymiles Power Electronics Inc. Class A	105,857	1,416
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,412
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,411

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	445,300	1,409
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,409
	Shanghai Bailian Group Co. Ltd. Class B	2,293,420	1,408
	Visual China Group Co. Ltd. Class A	497,697	1,406
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,406
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	1,406
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,404
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,699,479	1,403
	Tianjin Port Co. Ltd. Class A	2,299,829	1,401
	Changjiang Publishing & Media Co. Ltd. Class A	1,063,000	1,401
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,399
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	1,399
	Southern Publishing & Media Co. Ltd. Class A	615,100	1,398
	Giantec Semiconductor Corp. Class A	139,415	1,397
	Norinco International Cooperation Ltd. Class A	988,849	1,396
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,390
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	101,647	1,389
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	162,861	1,389
	Sineng Electric Co. Ltd. Class A	360,917	1,388
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,388
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,387
*	Xian International Medical Investment Co. Ltd. Class A	2,001,300	1,387
	Shanghai Yaoji Technology Co. Ltd. Class A	371,100	1,385
	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,384
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,384
*	Golden Solar New Energy Technology Holdings Ltd.	6,447,942	1,379
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	1,376
	Risen Energy Co. Ltd. Class A	1,128,190	1,375
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	840,300	1,375
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,374
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,374
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,372
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,371
	B-Soft Co. Ltd. Class A	1,746,795	1,370
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,370
	HBIS Resources Co. Ltd. Class A	766,800	1,369
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,368
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,362
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	116,695	1,359
	Caida Securities Co. Ltd. Class A	1,539,600	1,358
	POCO Holding Co. Ltd. Class A	243,800	1,358
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,356
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,355
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,355
*	Sinochem International Corp. Class A	2,742,000	1,353
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,353
	Valiant Co. Ltd. Class A	899,400	1,352
*	Beijing Teamsun Technology Co. Ltd. Class A	1,076,520	1,349
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,346
*	Zotye Automobile Co. Ltd. Class A	4,649,655	1,345
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,344
	First Tractor Co. Ltd. Class A	744,400	1,344
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,342
*	Focused Photonics Hangzhou Inc. Class A	469,100	1,341
	Hsino Tower Group Co. Ltd. Class A	2,384,700	1,341
	Kunshan Dongwei Technology Co. Ltd. Class A	287,303	1,340
	Autobio Diagnostics Co. Ltd. Class A	252,005	1,335
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,334
	Beijing eGOVA Co. Ltd. Class A	591,742	1,332
	Chongqing Taiji Industry Group Co. Ltd. Class A	468,100	1,328
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,327
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	1,327
*	Tibet Tianlu Co. Ltd. Class A	1,376,050	1,324
	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,324
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,323
	Sanwei Holding Group Co. Ltd. Class A	878,700	1,323
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,319
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,385,700	1,318
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,317
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,316

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,727,000	1,316
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	1,315
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,313
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	1,312
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,311
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,310
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,307
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,304
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,304
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	778,200	1,303
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,299
	China Sports Industry Group Co. Ltd. Class A	1,189,301	1,299
*	Geo-Jade Petroleum Corp. Class A	4,592,800	1,297
	PCI Technology Group Co. Ltd. Class A	1,814,000	1,295
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,482,400	1,294
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	1,294
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,292
	Lao Feng Xiang Co. Ltd. Class A	195,328	1,291
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,291
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,291
*,1,2	Red Star Macalline Group Corp. Ltd. Class H	7,466,364	1,289
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,288
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,288
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	467,125	1,288
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,285
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	1,045,900	1,284
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,283
*	Henan Yuneng Holdings Co. Ltd. Class A	2,209,724	1,281
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,281
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,281
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	1,279
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,277
*	Wonders Information Co. Ltd. Class A	1,247,700	1,276
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	590,800	1,276
*	CSG Smart Science&Technology Co. Ltd. Class A	937,300	1,275
	Shandong Publishing & Media Co. Ltd. Class A	941,487	1,273
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,080,600	1,273
	Advanced Fiber Resources Zhuhai Ltd. Class A	227,965	1,273
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,272
*	Addsino Co. Ltd. Class A	1,350,000	1,270
	China Bester Group Telecom Co. Ltd. Class A	399,179	1,269
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	1,267
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,266
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,266
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,273,120	1,266
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,263
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,262
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	278,003	1,260
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,259
	Moon Environment Technology Co. Ltd. Class A	794,000	1,259
	Chongqing Chuanyi Automation Co. Ltd. Class A	447,980	1,259
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	939,300	1,256
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	1,255
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,253
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,253
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,252
	Central China Land Media Co. Ltd. Class A	733,200	1,252
*	Sunstone Development Co. Ltd. Class A	522,642	1,251
	Jiangling Motors Corp. Ltd. Class A	481,278	1,247
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,247
	Beijing Relpow Technology Co. Ltd. Class A	644,650	1,247
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,246
	Zhongmin Energy Co. Ltd. Class A	1,631,800	1,246
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,245
*	Rising Nonferrous Metals Share Co. Ltd. Class A	251,100	1,245
	Sanquan Food Co. Ltd. Class A	782,125	1,241
	Explosive Co. Ltd. Class A	741,200	1,241
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	262,704	1,240
	Shenzhen Hello Tech Energy Co. Ltd. Class A	139,079	1,240
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,239

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Juewei Food Co. Ltd. Class A	567,264	1,239
	Shanghai SMI Holding Co. Ltd. Class A	2,007,400	1,233
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,232
*	Anyang Iron & Steel Inc. Class A	4,854,400	1,232
	Jingjin Equipment Inc. Class A	549,340	1,231
	Dazhong Transportation Group Co. Ltd. Class A	1,558,100	1,230
*	Konka Group Co. Ltd. Class A	1,630,500	1,228
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,228
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,228
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,877,700	1,228
	Archermind Technology Nanjing Co. Ltd. Class A	204,093	1,227
	IReader Technology Co. Ltd. Class A	454,300	1,226
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,226
[3]	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,224
	China Science Publishing & Media Ltd. Class A	479,300	1,223
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,222
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,220
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,218
	Levima Advanced Materials Corp. Class A	600,553	1,215
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,214
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,214
	OPT Machine Vision Tech Co. Ltd. Class A	97,338	1,214
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,211
	Shengda Resources Co. Ltd. Class A	648,000	1,210
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,210
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,210
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,207
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,207
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,207
	Kaishan Group Co. Ltd. Class A	1,002,149	1,205
*	Primarius Technologies Co. Ltd. Class A	395,638	1,205
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,202
	Cheng De Lolo Co. Ltd. Class A	929,868	1,200
	Guotai Epoint Software Co. Ltd. Class A	262,788	1,198
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,194
	Guangdong South New Media Co. Ltd. Class A	222,495	1,194
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,191
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,190
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	1,190
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,189
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,188
	China TransInfo Technology Co. Ltd. Class A	940,000	1,185
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,182
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,182
*	Shenzhen Mason Technologies Co. Ltd. Class A	762,600	1,182
*	TPV Technology Co. Ltd. Class A	3,715,200	1,181
*	Guoguang Electric Co. Ltd. Class A	601,300	1,181
	Chengzhi Co. Ltd. Class A	1,133,107	1,179
	Sinomach Automobile Co. Ltd. Class A	1,352,400	1,179
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,178
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,177
	Mehow Innovative Ltd. Class A	360,700	1,175
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	1,173
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,172
*	CanSino Biologics Inc. Class A	149,416	1,172
	Camel Group Co. Ltd. Class A	1,012,512	1,171
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,171
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,866,800	1,169
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,168
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	1,166
	Far East Smarter Energy Co. Ltd. Class A	1,763,900	1,166
	Wuxi Boton Technology Co. Ltd. Class A	369,100	1,166
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,166
	Ningbo Yongxin Optics Co. Ltd. Class A	97,000	1,165
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,164
	Jiangsu Etern Co. Ltd. Class A	1,338,400	1,164
*	Chengxin Lithium Group Co. Ltd. Class A	754,270	1,164
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,163
	Linktel Technologies Co. Ltd. Class A	133,500	1,163
*	Beijing Capital Development Co. Ltd. Class A	3,555,613	1,161

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tibet Mineral Development Co. Ltd. Class A	454,900	1,161
*	Shanghai STEP Electric Corp. Class A	583,100	1,161
	Fujian Apex Software Co. Ltd. Class A	199,320	1,160
	Solareast Holdings Co. Ltd. Class A	881,700	1,159
*	Bio-Thera Solutions Ltd. Class A	376,874	1,159
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,621,394	1,158
	CIG Shanghai Co. Ltd. Class A	247,600	1,158
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,156
	Triangle Tyre Co. Ltd. Class A	618,800	1,154
	Changzheng Engineering Technology Co. Ltd. Class A	498,726	1,151
	PhiChem Corp. Class A	472,160	1,151
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,151
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,150
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,150
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	1,149
	Chengdu Guoguang Electric Co. Ltd. Class A	99,397	1,147
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	1,147
	Eastern Communications Co. Ltd. Class A	819,500	1,144
	Streamax Technology Co. Ltd. Class A	168,800	1,144
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,142,240	1,143
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,141
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,140
	Bafang Electric Suzhou Co. Ltd. Class A	308,368	1,139
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,139
	Jiangsu Xukuang Energy Co. Ltd. Class A	1,651,100	1,139
	Shanghai Huayi Group Co. Ltd. Class A	1,214,400	1,138
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	479,500	1,138
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,137
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,877,400	1,136
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,133
	Dongfeng Electronic Technology Co. Ltd. Class A	617,955	1,132
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	1,131
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,129
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,384	1,128
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,127
	Stanley Agricultural Group Co. Ltd. Class A	973,864	1,125
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	286,152	1,124
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,121
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,120
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	917,100	1,120
	Huadian Heavy Industries Co. Ltd. Class A	1,354,500	1,120
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	1,120
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,119
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,118
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	274,400	1,118
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,117
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,116
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,114
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,113
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	944,900	1,112
*	C*Core Technology Co. Ltd. Class A	305,497	1,111
	Sichuan Injet Electric Co. Ltd. Class A	201,500	1,109
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,107
	Beyondsoft Corp. Class A	610,300	1,107
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,106
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,510,599	1,105
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,104
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	421,100	1,104
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	1,103
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,101
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,100
	Yangling Metron New Material Inc. Class A	423,700	1,100
[1]	Helens International Holdings Co. Ltd.	5,158,223	1,099
	Shandong Lukang Pharma Class A	806,300	1,099
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	184,500	1,099
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	183,389	1,098
	Motic Xiamen Electric Group Co. Ltd. Class A	518,500	1,098
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,097
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	264,800	1,097
	Zhuzhou Times New Material Technology Co. Ltd. Class A	701,600	1,096

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,095
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,095
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,095
*	Suzhou Everbright Photonics Co. Ltd. Class A	138,812	1,095
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,093
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,091
*	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,090
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,089
*,2	Microport Cardioflow Medtech Corp.	9,367,905	1,089
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,088
	Pylon Technologies Co. Ltd. Class A	192,577	1,088
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	1,087
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,086
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,375	1,086
	China Publishing & Media Co. Ltd. Class A	1,246,300	1,085
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,186,600	1,085
	BOC International China Co. Ltd. Class A	798,300	1,085
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,085
	Skyworth Digital Co. Ltd. Class A	701,757	1,083
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	1,083
	Wencan Group Co. Ltd. Class A	385,085	1,083
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,081
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	1,081
*	Lier Chemical Co. Ltd. Class A	767,622	1,079
	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,079
	Edan Instruments Inc. Class A	671,600	1,079
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,077
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,076
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,075
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,075
	Fushun Special Steel Co. Ltd. Class A	1,557,400	1,071
	Shenzhen Noposin Crop Science Co. Ltd. Class A	823,100	1,070
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,069
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,068
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	1,067
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	848,200	1,067
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	1,066
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,066
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,722,900	1,065
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,064
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,063
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,062
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	673,100	1,062
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,062
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,612,651	1,061
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,059
*	Wellhope Foods Co. Ltd. Class A	921,083	1,059
	YUNDA Holding Group Co. Ltd. Class A	1,130,885	1,058
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,056
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,460,600	1,055
	Suning Universal Co. Ltd. Class A	3,542,392	1,054
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,053
*	Sino GeoPhysical Co. Ltd. Class A	469,463	1,049
*	UTour Group Co. Ltd. Class A	955,700	1,049
*	Jade Bird Fire Co. Ltd. Class A	685,772	1,047
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,046
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	1,046
	Mesnac Co. Ltd. Class A	972,100	1,046
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	707,400	1,045
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,042
	Shinva Medical Instrument Co. Ltd. Class A	514,540	1,042
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,406,100	1,042
	Anhui Huaheng Biotechnology Co. Ltd. Class A	271,304	1,041
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,039
	Foran Energy Group Co. Ltd. Class A	734,945	1,038
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,038
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	1,035
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,034
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	862,400	1,034
	Keboda Technology Co. Ltd. Class A	138,400	1,034

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,033
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	1,032
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,032
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,364,800	1,032
	Shenzhen Aisidi Co. Ltd. Class A	639,400	1,023
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	1,023
	Wushang Group Co. Ltd. Class A	797,600	1,022
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	1,022
	Beijing CTJ Information Technology Co. Ltd. Class A	319,084	1,019
	Shenzhen YHLO Biotech Co. Ltd. Class A	515,376	1,018
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,014
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	439,300	1,014
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,013
	Xinfengming Group Co. Ltd. Class A	681,669	1,013
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	1,013
*	Sinodata Co. Ltd. Class A	362,900	1,012
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	1,011
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,010
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	1,010
	Dlg Exhibitions & Events Corp. Ltd. Class A	946,260	1,008
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,008
*	Hongbo Co. Ltd. Class A	461,726	1,007
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	128,072	1,006
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	1,004
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,004
	Hualan Biological Vaccine Inc. Class A	461,400	1,004
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	1,003
	Opple Lighting Co. Ltd. Class A	429,756	999
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	503,400	999
	Beijing Gehua CATV Network Co. Ltd. Class A	1,005,666	997
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	996
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	996
	Hainan Expressway Co. Ltd. Class A	1,172,600	996
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	995
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	994
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	993
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	992
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	992
	Shenzhen Topway Video Communication Co. Ltd. Class A	897,900	992
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	991
	Bear Electric Appliance Co. Ltd. Class A	158,890	990
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	239,500	989
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	986
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	986
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	980
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	978
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	977
*	Minmetals Development Co. Ltd. Class A	990,610	977
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	976
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	974
*	YaGuang Technology Group Co. Ltd. Class A	1,272,500	973
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	973
	Xinzhi Group Co. Ltd. Class A	409,300	972
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	972
	Wuxi Autowell Technology Co. Ltd. Class A	213,052	971
	Yuanjie Semiconductor Technology Co. Ltd. Class A	60,981	966
	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	965
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	599,600	964
	Autohome Inc. Class A	143,957	964
	Tianneng Battery Group Co. Ltd. Class A	269,555	963
*	MGI Tech Co. Ltd. Class A	87,790	963
	Daan Gene Co. Ltd. Class A	1,241,370	962
	Hangzhou Sunrise Technology Co. Ltd. Class A	440,200	962
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	885,900	961
	China Southern Power Grid Technology Co. Ltd. Class A	242,933	961
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	2,580,000	960
*	INKON Life Technology Co. Ltd. Class A	743,300	960
	Joyoung Co. Ltd. Class A	733,277	959
*	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	959
*	New Journey Health Technology Group Co. Ltd. Class A	3,056,100	959

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan EM Technology Co. Ltd. Class A	771,500	957
	Goldenmax International Group Ltd. Class A	858,300	956
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	956
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	955
	263 Network Communications Co. Ltd. Class A	1,314,630	954
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	803,300	953
	Porton Pharma Solutions Ltd. Class A	459,571	952
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	952
	Foshan Electrical & Lighting Co. Ltd. Class A	1,141,500	951
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	432,000	951
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,073,000	949
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	948
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	946
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	944
*	Hunan New Wellful Co. Ltd. Class A	1,133,700	944
	Dashang Co. Ltd. Class A	273,350	942
	Shanghai Baolong Automotive Corp. Class A	182,600	942
	Tianjin Teda Co. Ltd. Class A	1,850,500	940
	CIMC Vehicles Group Co. Ltd. Class A	840,000	940
	Jiaze Renewables Co. Ltd.	1,883,200	939
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	938
	Bros Eastern Co. Ltd. Class A	1,372,600	937
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	937
	Qiming Information Technology Co. Ltd. Class A	404,400	936
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,555,403	935
	GoodWe Technologies Co. Ltd. Class A	170,735	935
	Shenzhen Click Technology Co. Ltd. Class A	554,900	934
	Jihua Group Corp. Ltd. Class A	2,623,700	933
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	932
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	928
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	922,000	927
	Jinhui Liquor Co. Ltd. Class A	349,682	926
	Tongyu Communication Inc. Class A	459,810	925
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,942,090	923
	Luoniushan Co. Ltd. Class A	1,132,600	922
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	922
	Beijing North Star Co. Ltd. Class A	4,025,381	921
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	921
	Sichuan Haite High-tech Co. Ltd. Class A	723,100	920
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	775,300	919
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	918
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	917
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	917
	MYS Group Co. Ltd. Class A	1,908,300	916
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	916
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	915
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	913
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	375,285	913
	Guangxi Energy Co. Ltd. Class A	1,553,500	912
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	911
	Hongyuan Green Energy Co. Ltd. Class A	465,554	911
	ABA Chemicals Corp. Class A	1,014,400	911
	Jinko Power Technology Co. Ltd. Class A	2,547,200	909
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	908
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	906
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	904
*	HyUnion Holding Co. Ltd. Class A	943,800	904
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	904
	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	903
	Zhejiang Hangmin Co. Ltd. Class A	925,800	902
	CSG Holding Co. Ltd. Class A	1,382,132	902
	Sino Biological Inc. Class A	108,269	902
	TDG Holdings Co. Ltd. Class A	1,007,100	902
	JS Corrugating Machinery Co. Ltd. Class A	610,600	900
	Befar Group Co. Ltd. Class A	1,597,400	899
	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	898
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	896
	Orient International Enterprise Ltd. Class A	870,800	894
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	893
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	892

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Yueyang Forest & Paper Co. Ltd. Class A	1,508,435	890
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	888
	Jiajiayue Group Co. Ltd. Class A	610,605	888
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	887
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	883
*	China Union Holdings Ltd. Class A	1,762,187	883
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	883
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	881
*	Phenix Optical Co. Ltd. Class A	320,521	880
	Zhejiang Construction Investment Group Co. Ltd. Class A	751,300	879
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	878
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	878
	BMC Medical Co. Ltd. Class A	87,240	878
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	359,100	877
*	Huayi Brothers Media Corp. Class A	2,624,300	876
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	875
*	Client Service International Inc. Class A	412,050	874
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	874
	EIT Environmental Development Group Co. Ltd. Class A	400,744	873
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	873
	Henan Liliang Diamond Co. Ltd. Class A	231,300	873
	Beijing SuperMap Software Co. Ltd. Class A	455,102	872
*	Jishi Media Co. Ltd. Class A	3,645,900	872
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,430,300	872
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	869
	Sunyard Technology Co. Ltd. Class A	389,300	869
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	868
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	868
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	868
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	867
	Greattown Holdings Ltd. Class A	1,986,700	867
	Lancy Co. Ltd. Class A	396,400	867
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	867
	Huangshan Novel Co. Ltd. Class A	588,000	866
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	865
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	865
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	863
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	863
	Shenma Industry Co. Ltd. Class A	780,300	863
	Jinyu Bio-Technology Co. Ltd. Class A	918,700	860
*	China Harzone Industry Corp. Ltd. Class A	841,475	860
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	857
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	857
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	854
	Haining China Leather Market Co. Ltd. Class A	1,496,500	853
	Shanghai Bright Meat Group Co. Ltd. Class A	764,000	853
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	852
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	852
	Topsec Technologies Group Inc. Class A	854,400	851
	Shandong Xiantan Co. Ltd. Class A	1,040,300	851
	China Television Media Ltd. Class A	373,522	851
	Windey Energy Technology Group Co. Ltd. Class A	587,600	851
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	850
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,580,387	848
	Nanjing Cosmos Chemical Co. Ltd. Class A	306,800	848
*	Tangrenshen Group Co. Ltd. Class A	1,270,500	847
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	847
	Jinneng Science&Technology Co. Ltd. Class A	986,880	846
*	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	846
*	Jilin Yatai Group Co. Ltd. Class A	3,948,800	846
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	846
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	842
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	432,492	841
	Sino Wealth Electronic Ltd. Class A	279,255	838
	Hangzhou Onechance Tech Corp. Class A	254,009	838
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	837
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	837
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	836
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	836
	North Electro-Optic Co. Ltd. Class A	444,700	835

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yotrio Group Co. Ltd. Class A	1,733,900	832
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	274,200	832
	Hengbao Co. Ltd. Class A	766,500	832
	Semitronix Corp. Class A	122,001	831
	Vatti Corp. Ltd. Class A	931,300	830
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	829
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	826
	Time Publishing & Media Co. Ltd. Class A	758,520	825
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	822
	Youngy Co. Ltd. Class A	219,700	822
	Chengdu XGimi Technology Co. Ltd.	46,902	822
	Rianlon Corp. Class A	212,700	822
	ZhongYeDa Electric Co. Ltd. Class A	694,100	822
	Top Energy Co. Ltd. Shanxi Class A	1,028,100	822
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	1,414,560	818
	Hunan Aihua Group Co. Ltd. Class A	392,897	817
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	817
	Shanghai Environment Group Co. Ltd. Class A	753,600	816
	Jinlei Technology Co. Ltd. Class A	300,359	815
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	364,200	815
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	814
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	813
	Chengdu RML Technology Co. Ltd. Class A	133,210	812
	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	811
	Rizhao Port Co. Ltd. Class A	1,956,100	809
	Changhong Meiling Co. Ltd. Class A	783,800	809
	Guizhou Gas Group Corp. Ltd. Class A	861,400	808
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	807
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	807
	Unilumin Group Co. Ltd. Class A	842,477	806
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	916,903	806
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	363,241	804
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	803
	Emei Shan Tourism Co. Ltd. Class A	431,300	803
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	801
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	801
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	799
	Hymson Laser Technology Group Co. Ltd. Class A	214,485	799
	Transfar Zhilian Co. Ltd. Class A	1,103,868	798
*	Hanwang Technology Co. Ltd. Class A	280,600	798
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	539,962	798
*	ADAMA Ltd. Class A	933,088	796
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,025,913	794
	Changshu Tianyin Electromechanical Co. Ltd. Class A	365,400	793
	CITIC Press Corp. Class A	191,000	790
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	731,864	790
	Luolai Lifestyle Technology Co. Ltd. Class A	634,400	789
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	788
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	788
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	787
	Bright Real Estate Group Co. Ltd. Class A	1,749,000	786
	Double Medical Technology Inc. Class A	153,925	784
*	Toyou Feiji Electronics Co. Ltd. Class A	405,900	781
*,1	CMGE Technology Group Ltd.	18,134,990	781
	Xiamen International Airport Co. Ltd. Class A	401,520	780
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	780
	Jinhong Gas Co. Ltd. Class A	341,237	780
*	Eastone Century Technology Co. Ltd. Class A	927,000	780
	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	779
	Xiangyu Medical Co. Ltd. Class A	147,114	779
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	778
	Three's Co. Media Group Co. Ltd. Class A	203,916	778
	KingClean Electric Co. Ltd. Class A	265,519	777
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	775
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	774
	Huangshan Tourism Development Co. Ltd. Class A	472,100	770
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	770
	China CYTS Tours Holding Co. Ltd. Class A	574,100	768
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	137,060	768
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	766

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Canny Elevator Co. Ltd. Class A	767,200	765
	China Wuyi Co. Ltd. Class A	2,073,805	763
	Appotronics Corp. Ltd. Class A	393,065	763
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	762
*	Shandong Chenming Paper Holdings Ltd. Class B	12,314,747	761
	Sinosoft Co. Ltd. Class A	289,380	761
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	760
*	China South City Holdings Ltd.	49,065,084	759
	Luyang Energy-Saving Materials Co. Ltd.	458,998	758
*	Wutong Holding Group Co. Ltd. Class A	1,150,300	757
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	757
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	757
*	Sun Create Electronics Co. Ltd. Class A	291,300	751
	Hengdian Entertainment Co. Ltd. Class A	345,700	750
	Jangho Group Co. Ltd. Class A	1,022,300	750
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,073,500	749
	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	748
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	746
	Ningbo Cixing Co. Ltd. Class A	661,800	745
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	743
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	742
	Zhende Medical Co. Ltd. Class A	281,700	742
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	742
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	741
	China Conch Environment Protection Holdings Ltd.	10,707,779	740
	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	739
	Guangxi LiuYao Group Co. Ltd. Class A	316,420	737
	Eastcompeace Technology Co. Ltd. Class A	547,210	737
*	Piesat Information Technology Co. Ltd. Class A	311,404	736
*	World Union Group Inc. Class A	2,389,380	735
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	734
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	734
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,135,273	733
	Digital China Information Service Group Co. Ltd. Class A	496,802	732
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	732
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	732
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,734,700	730
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	730
	Three Squirrels Inc. Class A	197,100	726
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	121,800	723
*	Kunming Yunnei Power Co. Ltd. Class A	1,670,300	721
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,221,100	719
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	716
*	Foshan Yowant Technology Co. Ltd. Class A	892,200	716
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,610,700	715
	Jiangsu General Science Technology Co. Ltd. Class A	1,141,200	715
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	713
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	712
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	712
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	711
	Guizhou Zhenhua E-chem Inc. Class A	452,140	711
	Hubei Century Network Technology Co. Ltd. Class A	435,800	710
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	704,200	708
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	708
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	703
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	702
*	Xizang Zhufeng Resources Co. Ltd. Class A	543,640	701
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	697
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	696
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	696
*	Fujian Snowman Group Co. Ltd. Class A	661,700	695
	Qingdao Citymedia Co. Ltd. Class A	766,400	693
*	VanJee Technology Co. Ltd. Class A	189,800	692
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	690
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	688
	Center International Group Co. Ltd. Class A	502,088	686
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	685
	Truking Technology Ltd. Class A	666,100	685
	Ligao Foods Co. Ltd. Class A	112,820	684
	Xiamen Port Development Co. Ltd. Class A	670,600	684

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Cangzhou Dahua Co. Ltd. Class A	484,500	683
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	681
	Xilinmen Furniture Co. Ltd. Class A	322,900	681
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	678
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	410,493	677
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	675
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	674
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	674
	Xiamen Intretech Inc. Class A	319,260	672
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	671
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	670
	Deppon Logistics Co. Ltd. Class A	375,100	669
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	668
	Baoxiniao Holding Co. Ltd. Class A	1,266,700	666
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	663
	Hongli Zhihui Group Co. Ltd. Class A	777,000	663
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	663
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	663
	Maccura Biotechnology Co. Ltd. Class A	421,315	660
*	Long Yuan Construction Group Co. Ltd. Class A	1,247,700	658
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	657
	Joeone Co. Ltd. Class A	544,200	657
*,3	China Grand Automotive Services Group Co. Ltd.	6,096,000	655
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	645
*	ChangYuan Technology Group Ltd. Class A	1,356,100	644
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	381,100	644
*	Transwarp Technology Shanghai Co. Ltd. Class A	89,734	643
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	640
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	639
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,330,100	638
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	636
*	Nuode New Materials Co. Ltd. Class A	1,508,846	635
*	KBC Corp. Ltd. Class A	187,135	632
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	630
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	628
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	417,400	626
	Jiangsu Yunyi Electric Co. Ltd. Class A	622,100	626
	Guizhou Tyre Co. Ltd. Class A	1,038,468	624
	Chongqing Port Co. Ltd. Class A	854,000	624
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	619
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	618
	China West Construction Group Co. Ltd. Class A	788,377	617
	Black Peony Group Co. Ltd. Class A	854,300	614
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	611
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	694,400	610
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	609
*	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	606
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	603
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	602
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	601
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	845,400	599
	Qingdao Gaoce Technology Co. Ltd. Class A	499,470	597
	Bestore Co. Ltd. Class A	366,891	596
*	Duolun Technology Corp. Ltd. Class A	554,300	594
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,640,600	593
	Marssenger Kitchenware Co. Ltd. Class A	342,300	593
*	Shanghai Medicilon Inc. Class A	142,305	589
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	914,970	584
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	582
	Yuneng Technology Co. Ltd. Class A	104,118	578
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	576
	Youzu Interactive Co. Ltd. Class A	441,400	573
	Shunfa Hengneng Corp. Class A	1,492,300	565
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	565
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	564
*	Rainbow Digital Commercial Co. Ltd. Class A	759,992	559
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	557
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	610,900	555
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	553
*	Beijing Fengjing Automotive Parts Co. Ltd.	1,105,000	546

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fuan Pharmaceutical Group Co. Ltd. Class A	980,800	544
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	540
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	166,600	539
	Cybrid Technologies Inc. Class A	420,000	536
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	535
	Era Co. Ltd. Class A	974,000	534
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	533
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	523
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	435,400	522
	Shenzhen Textile Holdings Co. Ltd. Class A	383,500	521
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	880,200	520
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	519
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	519
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	516
	Huludao Zinc Industry Co. Class A	1,290,700	510
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	501
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	385,000	498
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	494
	Shandong Head Group Co. Ltd. Class A	312,967	485
	Goldcard Smart Group Co. Ltd. Class A	303,400	484
	Changchun BCHT Biotechnology Co. Ltd. Class A	168,794	477
	Top Resource Energy Co. Ltd. Class A	762,200	464
*	Blue Sail Medical Co. Ltd. Class A	663,503	461
*	Triumph New Energy Co. Ltd. Class A	361,900	458
*	Beijing Sinohytec Co. Ltd. Class A	163,755	458
[2]	China New Higher Education Group Ltd.	4,217,204	457
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	813,600	455
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	451
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	153,420	447
	Bestsun Energy Co. Ltd. Class A	944,984	441
	Beijing Sanyuan Foods Co. Ltd. Class A	728,300	437
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	406
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	398
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	398
*	Sino-Ocean Group Holding Ltd.	17,119,053	395
	Toly Bread Co. Ltd. Class A	527,612	395
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	356
*,3	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	742,100	325
*,2	Arrail Group Ltd.	1,235,500	314
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	306
	Rongan Property Co. Ltd. Class A	1,182,600	304
*,3	Beijing Tongtech Co. Ltd. Class A	526,422	301
	Zhuhai Port Co. Ltd. Class A	411,800	298
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	288
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	277
	Guangdong Goworld Co. Ltd. Class A	195,400	265
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	205
*,3	Orient Group Inc. Class A	3,504,600	174
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	150
*	Shandong Chenming Paper Holdings Ltd. Class H	1,261,178	93
*,3	Blivex Energy Technology Co. Ltd.	3,837,700	58
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	53
*,3	ChangjiangRunfa Health Industry Co. Ltd.	556,100	28
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	11
*,3	China Fishery Group Ltd.	9,033,000	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,3	Yango Group Co. Ltd. Class A	3,984,593	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
			38,438,525
Colombia (0.0%)
	Interconexion Electrica SA ESP	6,287,011	32,435
	Bancolombia SA ADR	723,676	29,179
	Ecopetrol SA	67,048,332	27,371
	Cementos Argos SA	8,646,622	21,936
	Bancolombia SA	10,463	124
			111,045
Czech Republic (0.0%)
	CEZ A/S	2,215,119	112,439
	Komercni Banka A/S	1,049,503	51,008

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Moneta Money Bank A/S	5,042,672	31,171
	Colt CZ Group SE	241,818	7,401
			202,019
Denmark (1.4%)
	Novo Nordisk A/S Class B	45,512,628	3,043,046
	DSV A/S	2,735,024	579,715
	Danske Bank A/S	9,195,957	322,664
	Novonesis Novozymes B	4,896,609	318,071
	Coloplast A/S Class B	1,760,628	199,238
*	Genmab A/S	901,383	191,128
	Vestas Wind Systems A/S	14,301,771	190,674
	Carlsberg A/S Class B	1,289,823	175,743
	Pandora A/S	1,122,289	167,067
	Tryg A/S	4,746,692	113,210
	AP Moller - Maersk A/S Class B	56,723	97,671
*,2	Orsted A/S	2,391,813	95,177
[1]	AP Moller - Maersk A/S Class A	42,993	73,478
	Ringkjoebing Landbobank A/S	368,584	70,472
*	Zealand Pharma A/S	942,189	66,637
*	NKT A/S	765,192	62,303
	Royal Unibrew A/S	710,330	56,484
	ROCKWOOL A/S Class B	1,207,870	55,139
	ISS A/S	2,113,307	53,026
	Jyske Bank A/S (Registered)	627,453	51,463
	Sydbank A/S	762,652	48,841
*	Demant A/S	1,338,726	48,752
*	ALK-Abello A/S Class B	1,877,396	43,763
	Ambu A/S Class B	2,368,178	42,747
	FLSmidth & Co. A/S	814,593	38,565
*,1	Spar Nord Bank A/S	996,331	31,973
*,1	GN Store Nord A/S	1,918,569	28,967
	Alm Brand A/S	11,725,222	27,783
*,2	Netcompany Group A/S	603,958	27,265
*	Bavarian Nordic A/S	1,007,552	23,956
	H Lundbeck A/S	3,615,781	17,303
	Chemometec A/S	233,147	16,798
	Schouw & Co. A/S	172,626	15,735
[1]	TORM plc Class A	715,637	11,927
[2]	Scandinavian Tobacco Group A/S	643,530	9,367
	UIE plc	182,400	8,719
*	NTG Nordic Transport Group A/S	226,447	8,607
	D/S Norden A/S	304,084	8,281
[1]	Svitzer Group A/S	181,929	7,629
*	Dfds A/S	448,974	6,244
*,1	Gubra A/S	65,884	3,797
	H Lundbeck A/S Class A	766,645	3,166
			6,462,591
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	35,611,471	56,727
	Talaat Moustafa Group	16,390,838	16,746
	Eastern Co. SAE	18,133,547	12,486
*	EFG Holding S.A.E.	16,439,168	9,221
*	Fawry for Banking & Payment Technology Services SAE	34,385,596	7,211
	Telecom Egypt Co.	7,214,674	4,911
			107,302
Finland (0.7%)
	Nordea Bank Abp	47,252,754	654,401
	Nokia OYJ	72,575,152	362,816
	Sampo OYJ Class A	34,548,050	346,123
	Kone OYJ Class B	4,627,624	286,597
	UPM-Kymmene OYJ	7,257,859	192,233
	Wartsila OYJ Abp	6,890,013	127,302
	Elisa OYJ	2,022,789	107,912
	Fortum OYJ	6,192,805	103,832
	Metso OYJ	9,108,375	98,969
	Orion OYJ Class B	1,511,019	94,607
	Kesko OYJ Class B	3,813,681	87,558
	Stora Enso OYJ	8,407,389	78,091

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Valmet OYJ	2,349,815	71,750
	Konecranes OYJ	1,009,108	67,608
	Neste OYJ	5,894,298	61,144
	Huhtamaki OYJ	1,316,412	48,467
	Mandatum OYJ	6,537,243	46,202
	Kemira OYJ	1,639,774	33,835
	TietoEVRY OYJ	1,500,254	26,877
*	Kojamo OYJ	2,220,666	25,849
	Hiab OYJ Class B	531,582	25,294
	Kalmar OYJ Class B	677,024	21,449
[1]	Outokumpu OYJ	4,885,084	18,803
*	QT Group OYJ	276,069	18,014
[2]	Terveystalo OYJ	1,152,919	16,023
[1]	Nokian Renkaat OYJ	1,720,268	13,685
	Tokmanni Group Corp.	752,507	11,873
	Sanoma OYJ	1,030,599	11,353
	Revenio Group OYJ	320,401	10,021
*	YIT OYJ	2,571,258	7,504
	Metsa Board OYJ Class B	1,943,092	7,094
[1]	Citycon OYJ	1,174,968	4,718
	Finnair OYJ	1,209,117	3,269
*,3	Ahlstrom-Munksjo OYJ	147,018	2,971
			3,094,244
France (6.2%)
	LVMH Moet Hennessy Louis Vuitton SE	3,501,516	1,939,592
	Schneider Electric SE	7,576,264	1,770,162
	Sanofi SA	15,637,129	1,710,574
	TotalEnergies SE	27,591,044	1,571,453
	Airbus SE	8,345,241	1,416,109
	Hermes International SCA	481,430	1,324,019
	Safran SA	4,874,688	1,297,250
	EssilorLuxottica SA	4,380,513	1,262,257
	BNP Paribas SA	14,238,278	1,206,402
*	AXA SA	24,164,976	1,142,904
	Air Liquide SA Loyalty Shares	5,311,514	1,091,400
	Vinci SA	7,007,241	984,288
*	L'Oreal SA Loyalty Shares	2,168,942	958,381
	Danone SA	8,886,847	764,681
	Cie de Saint-Gobain SA	6,514,817	708,278
	Societe Generale SA	10,226,312	533,190
	Air Liquide SA Loyalty Shares 2027	2,520,911	517,992
*	L'Oreal SA (XPAR)	1,029,562	454,928
	Legrand SA	3,589,671	394,504
	Orange SA	27,184,438	394,393
	Capgemini SE	2,273,729	363,006
	Cie Generale des Etablissements Michelin SCA	9,790,721	358,005
	Dassault Systemes SE	9,517,002	356,660
	Thales SA	1,247,102	349,341
	Veolia Environnement SA	9,060,857	330,939
	Publicis Groupe SA	3,230,124	328,655
	Engie SA Loyalty Shares	15,546,706	321,324
	Pernod Ricard SA	2,753,326	298,448
	Credit Agricole SA	14,242,119	267,134
	STMicroelectronics NV	9,237,129	209,989
	Kering SA	1,023,256	208,184
	Engie SA (XPAR)	7,800,326	161,220
	Accor SA	3,204,153	157,876
	Eiffage SA	1,058,342	144,011
	Renault SA	2,711,056	143,987
	Bureau Veritas SA	4,277,446	135,779
	Unibail-Rodamco-Westfield	1,498,775	126,879
*	Alstom SA	4,917,677	118,758
	Eurofins Scientific SE	1,829,814	115,473
*	Bouygues SA	2,577,836	113,310
	Carrefour SA	7,196,155	110,991
	Edenred SE	3,482,129	108,597
	Klepierre SA	2,910,146	106,521
	Getlink SE	4,992,990	94,808
	SPIE SA	1,913,535	93,787

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dassault Aviation SA	258,565	93,230
	Teleperformance SE	803,557	88,114
	Rexel SA	3,149,951	87,517
	Sartorius Stedim Biotech	357,537	84,375
	Gaztransport Et Technigaz SA	495,561	80,778
	BioMerieux	573,042	77,349
	SCOR SE	2,414,889	76,091
	Gecina SA	730,722	75,015
	Technip Energies NV	1,932,594	65,948
[2]	Amundi SA	803,388	63,461
	Elis SA	2,466,059	63,301
	Arkema SA	827,994	62,949
	Bollore SE	9,787,278	60,538
	Aeroports de Paris SA	453,151	56,665
	Ipsen SA	485,240	56,435
	Sodexo SA Loyalty Shares	813,656	51,648
[2]	FDJ United	1,364,368	48,632
	Nexans SA	427,076	46,918
*	Vallourec SACA	2,371,599	43,834
	Rubis SCA	1,330,653	43,314
	Covivio SA	760,402	42,639
*	Air Liquide SA	206,230	42,184
	Sopra Steria Group	200,521	41,115
	Wendel SE	383,621	37,720
*	L'Oreal SA	83,416	36,571
	Alten SA	415,346	35,206
[2]	Verallia SA	976,928	32,667
	Eurazeo SE Loyalty Shares	446,444	32,644
	Engie SA	1,547,377	31,877
	Valeo SE	3,156,167	31,344
	Coface SA	1,464,423	30,016
	Pluxee NV	1,268,026	28,517
	Vivendi SE	9,125,009	28,456
[1]	SES SA Class A ADR	5,000,779	26,514
	IPSOS SA	522,241	24,725
[1]	VusionGroup	111,054	22,272
	Virbac SACA	60,477	21,322
	Societe BIC SA	309,526	20,027
*	SOITEC	351,738	19,963
	Sodexo SA	312,852	19,859
	SEB SA Loyalty Shares	209,130	19,727
[2]	Ayvens SA	1,902,021	19,280
*,2	Worldline SA	3,478,139	19,271
*	ID Logistics Group SACA	42,271	19,040
*	JCDecaux SE	1,015,571	17,675
	Remy Cointreau SA	322,251	17,470
*	Mercialys SA	1,298,206	17,379
*	Carmila SA	784,033	17,043
*	Ubisoft Entertainment SA	1,323,071	15,589
	Imerys SA	458,137	15,304
	Eurazeo SE	206,300	15,085
*,1	Air France-KLM	1,654,407	14,444
*	Metropole Television SA	910,709	14,310
	Forvia SE	1,852,180	14,308
	Television Francaise 1 SA	1,463,979	13,989
	Trigano SA	112,419	13,355
	Interparfums SA	297,940	11,809
	Vicat SACA	210,838	11,806
	Argan SA	169,640	11,721
	ICADE	450,965	10,713
	SEB SA (XPAR)	107,571	10,147
	Derichebourg SA	1,313,379	9,034
	Quadient SA	469,096	8,879
	Altarea SCA	74,640	8,625
	Opmobility	760,289	8,521
*,1	Eutelsat Communications SACA	1,941,734	7,930
[1]	Eramet SA	131,699	7,303
	Mersen SA	329,222	7,056
[1]	Wavestone	127,658	6,814
	Peugeot Invest SA	79,145	6,539

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Planisware SA	240,063	6,513
	Lagardere SA	295,688	6,398
*,1	Nexity SA	589,899	6,185
	Fnac Darty SA	176,687	6,152
*,1	Viridien	100,730	5,976
	Esso SA Francaise	30,407	4,888
*,2	Elior Group SA	1,552,358	4,703
[1]	Beneteau SACA	506,552	4,634
*	LISI SA Loyalty Shares	146,570	4,590
	GL Events SACA	182,636	4,554
*,1,2	X-Fab Silicon Foundries SE	814,284	4,540
*,1	Voltalia SA (Registered)	541,400	4,487
	Manitou BF SA	191,429	4,414
	Antin Infrastructure Partners SA	357,487	4,185
	Etablissements Maurel et Prom SA	777,361	4,002
	Equasens	90,025	3,970
*	OVH Groupe SAS	280,519	3,730
*	SEB SA	35,425	3,319
	Forvia SE (MTAA)	380,259	2,944
*	Eurazeo SA	34,839	2,534
	Sodexo Inc.	37,643	2,384
*,2	Aramis Group SAS	226,870	2,058
	LISI SA	55,481	1,737
			28,987,252
Germany (5.8%)
	SAP SE	15,601,088	4,564,701
	Siemens AG (Registered)	10,561,912	2,432,000
	Allianz SE (Registered)	5,498,317	2,273,976
	Deutsche Telekom AG (Registered)	46,804,239	1,681,092
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,874,643	1,283,398
	Rheinmetall AG	617,737	1,052,039
	Deutsche Boerse AG	2,630,050	847,123
*	Siemens Energy AG	9,540,922	736,403
	Deutsche Bank AG (Registered)	26,801,643	702,748
[1]	Mercedes-Benz Group AG	11,059,764	661,250
*	BASF SE	12,636,697	645,350
	Infineon Technologies AG	18,457,074	611,354
	Deutsche Post AG	13,815,645	590,315
	adidas AG	2,448,663	563,417
	E.ON SE	31,485,225	550,664
	RWE AG	10,461,267	406,254
	Heidelberg Materials AG	1,841,983	368,237
	Bayer AG (Registered)	13,972,683	366,185
[1]	Bayerische Motoren Werke AG	4,175,693	354,172
[1]	Commerzbank AG	12,838,436	339,802
	Vonovia SE	9,995,842	331,563
[1]	Daimler Truck Holding AG	7,275,602	292,308
*	Fresenius SE & Co. KGaA	5,829,800	276,898
	Hannover Rueck SE	850,005	272,851
	MTU Aero Engines AG	763,957	264,410
	Merck KGaA	1,834,541	255,405
[2]	Siemens Healthineers AG	4,319,932	232,876
	Symrise AG Class A	1,847,797	213,109
	Beiersdorf AG	1,390,779	195,958
*	Covestro AG (XETR)	2,405,688	161,925
	Fresenius Medical Care AG	3,037,151	154,517
	GEA Group AG	2,264,820	147,756
*	QIAGEN NV	2,986,564	128,170
[2]	Scout24 SE	1,041,619	124,137
	Brenntag SE	1,804,592	120,518
	Continental AG	1,533,619	119,890
*,2	Zalando SE	3,115,151	113,754
	Nemetschek SE	763,739	101,489
	CTS Eventim AG & Co. KGaA	834,761	98,908
	Talanx AG	847,035	97,213
	Henkel AG & Co. KGaA	1,374,816	97,035
	Knorr-Bremse AG	931,740	92,407
	LEG Immobilien SE	1,051,811	89,161
*,2	Delivery Hero SE Class A	2,967,751	83,876

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Evonik Industries AG	3,609,346	81,112
	thyssenkrupp AG	6,997,613	80,250
	Freenet AG	1,705,711	70,929
[1]	Hensoldt AG	816,770	63,274
[1]	Deutsche Lufthansa AG (Registered)	8,468,168	60,849
	Rational AG	67,771	58,150
[1]	Bechtle AG	1,160,455	49,508
	HOCHTIEF AG	260,220	49,232
*	TUI AG	6,333,204	48,731
	RENK Group AG	792,219	47,727
*,2	Auto1 Group SE	1,914,152	45,992
	Volkswagen AG	403,243	45,016
	K+S AG (Registered)	2,522,678	44,000
[1]	KION Group AG	1,013,573	43,134
[1]	Puma SE	1,486,252	38,376
[1]	Aurubis AG	423,936	37,013
	LANXESS AG	1,214,323	36,459
[1]	Carl Zeiss Meditec AG	516,467	35,495
*	TAG Immobilien AG	2,138,507	34,817
*,1,2	Redcare Pharmacy NV	231,220	34,553
*	Nordex SE	1,799,089	33,685
*,1	Fraport AG Frankfurt Airport Services Worldwide	499,580	33,108
	Gerresheimer AG	485,297	32,926
	flatexDEGIRO AG	1,246,822	32,812
	Bilfinger SE	362,882	30,863
[1]	Traton SE	883,868	29,119
*,2	TeamViewer SE	1,877,533	28,844
*	Aroundtown SA	9,648,616	28,826
	Krones AG	195,834	28,625
	United Internet AG (Registered)	1,241,902	28,162
[1]	HUGO BOSS AG	665,841	27,772
	Stroeer SE & Co. KGaA	434,687	25,956
*	IONOS Group SE	717,014	23,919
*,1	HelloFresh SE	2,252,288	23,453
[2]	DWS Group GmbH & Co. KGaA	429,613	22,616
[1]	AIXTRON SE	1,568,516	21,299
*,1	RTL Group SA	518,144	21,249
[1]	Wacker Chemie AG	264,885	20,024
	Fielmann Group AG	342,139	19,442
*,1	Evotec SE	2,314,293	19,372
	Atoss Software SE	126,366	18,996
[1]	Sixt SE	195,723	18,608
	Deutsche Wohnen SE	691,551	17,574
[2]	Befesa SA	559,404	17,010
*,2	Covestro AG	252,129	16,805
	Duerr AG	674,987	15,980
	Hornbach Holding AG & Co. KGaA	137,294	15,458
[1]	Deutz AG	1,949,640	15,138
	FUCHS SE	393,281	15,119
*,1	Hypoport SE	62,192	14,459
	Jenoptik AG	718,038	14,336
[1]	ProSiebenSat.1 Media SE	2,008,764	14,019
[1]	Kontron AG	572,235	13,905
[1]	Schott Pharma AG & Co. KGaA	489,639	13,809
[1]	Schaeffler AG	3,122,234	13,474
	Eckert & Ziegler SE	195,682	13,376
	CANCOM SE	404,320	12,414
*,1,2	Deutsche Pfandbriefbank AG	1,847,528	11,332
[1]	Suedzucker AG	819,972	11,040
[1]	1&1 AG	603,011	10,715
*	Grand City Properties SA	892,698	10,655
[1]	PNE AG	599,104	10,478
	Dermapharm Holding SE	235,706	10,297
[1]	Wacker Neuson SE	382,672	10,290
	Vossloh AG	130,189	10,285
[1]	Siltronic AG	244,910	9,958
	Stabilus SE	350,297	9,717
	KWS Saat SE & Co. KGaA	143,462	9,052
*	CECONOMY AG	2,531,727	8,997
[1]	Indus Holding AG	315,307	8,883

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Pfeiffer Vacuum Technology AG	50,098	8,826
*,1	Nagarro SE	118,544	8,451
[1]	Salzgitter AG	324,415	8,017
[1]	Elmos Semiconductor SE	112,259	7,648
[1]	Sartorius AG	33,090	7,014
	GFT Technologies SE	241,421	6,818
	Wuestenrot & Wuerttembergische AG	421,045	6,782
[1]	Kloeckner & Co. SE	825,372	6,643
[1]	Adesso SE	56,193	6,241
	Adtran Networks SE	251,681	5,787
*	Douglas AG	478,664	5,704
*,1	Deutsche Beteiligungs AG	197,619	5,649
[1]	GRENKE AG	366,809	5,623
[1]	Norma Group SE	446,677	5,614
	Deutsche EuroShop AG	253,544	5,563
[1]	Secunet Security Networks AG	21,592	5,035
[1]	PATRIZIA SE	582,631	4,886
[1]	Energiekontor AG	93,304	4,495
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	419,319	4,363
*,1	About You Holding SE	580,086	4,279
[1]	SMA Solar Technology AG	215,030	3,729
[1]	Takkt AG	403,186	3,483
[1]	Verbio SE	279,308	3,297
*,1	SGL Carbon SE	782,330	3,129
[1]	STRATEC SE	98,881	2,690
*,1	BayWa AG	184,914	1,697
*	Pentixapharm Holding AG	235,313	773
			27,167,718
Greece (0.2%)
	National Bank of Greece SA	11,961,754	126,956
	Eurobank Ergasias Services & Holdings SA	35,795,974	101,590
	Piraeus Financial Holdings SA	14,628,685	82,155
	Alpha Services & Holdings SA	30,249,039	73,754
	Metlen Energy & Metals SA	1,525,416	72,194
	OPAP SA	2,614,749	58,098
	JUMBO SA	1,532,945	48,399
	Public Power Corp. SA	2,830,552	42,429
	Hellenic Telecommunications Organization SA	1,981,533	37,604
	Titan Cement International SA	547,262	25,405
	Motor Oil Hellas Corinth Refineries SA	790,985	19,166
	GEK Terna SA	833,448	17,298
	Optima bank SA	920,463	16,723
	Hellenic Telecommunications Organization SA ADR	1,283,191	11,966
	HELLENiQ ENERGY Holdings SA	1,287,248	11,119
	Athens International Airport SA	1,026,434	10,634
	Cenergy Holdings SA	843,962	8,402
*	LAMDA Development SA	1,094,232	8,234
	Aegean Airlines SA	516,949	6,942
	Sarantis SA	410,194	6,288
	Holding Co. ADMIE IPTO SA	1,552,263	5,082
	Piraeus Port Authority SA	113,102	5,063
*	Aktor SA Holding Co. Technical & Energy Projects	852,139	4,782
	Hellenic Exchanges - Athens Stock Exchange SA	796,642	4,768
*	Intralot SA-Integrated Information Systems & Gaming Services	3,832,613	4,532
	Fourlis Holdings SA	966,811	4,380
	Athens Water Supply & Sewage Co. SA	606,719	4,003
	Autohellas Tourist & Trading SA	298,644	3,834
	Viohalco SA	605,606	3,751
	Quest Holdings SA	405,424	2,909
	Ideal Holdings SA	407,904	2,909
	Intracom Holdings SA (Registered)	697,569	2,443
	Ellaktor SA	1,192,089	1,759
*,3	FF Group	554,339	—
			835,571
Hong Kong (1.2%)
	AIA Group Ltd.	153,593,294	1,150,862
	Hong Kong Exchanges & Clearing Ltd.	16,975,883	741,671
	CK Hutchison Holdings Ltd.	37,701,260	212,600
	BOC Hong Kong Holdings Ltd.	50,949,900	211,360

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Techtronic Industries Co. Ltd.	20,311,941	204,419
	CLP Holdings Ltd.	23,339,811	199,010
	Sun Hung Kai Properties Ltd.	20,133,109	190,991
	Link REIT	36,692,772	171,790
	Hang Seng Bank Ltd.	10,122,751	141,301
	Hong Kong & China Gas Co. Ltd.	154,006,177	138,571
	Power Assets Holdings Ltd.	19,441,921	128,573
	Lenovo Group Ltd.	109,294,297	126,407
	Jardine Matheson Holdings Ltd.	2,825,940	125,571
	Galaxy Entertainment Group Ltd.	30,741,625	111,026
	CK Asset Holdings Ltd.	27,124,667	110,814
[2]	WH Group Ltd.	110,718,079	99,005
[1]	Shenzhou International Group Holdings Ltd.	10,711,304	74,248
	Hongkong Land Holdings Ltd.	14,904,504	72,943
	MTR Corp. Ltd.	20,384,414	70,374
*	Sands China Ltd.	34,223,071	61,292
[2]	ESR Group Ltd.	37,465,251	59,661
	CK Infrastructure Holdings Ltd.	8,399,176	56,608
	Swire Pacific Ltd. Class A	6,410,032	55,432
	Sino Land Co. Ltd.	51,310,963	52,732
	Wharf Real Estate Investment Co. Ltd.	21,968,906	52,540
	Henderson Land Development Co. Ltd.	18,298,942	51,895
	SITC International Holdings Co. Ltd.	18,142,448	50,236
	AAC Technologies Holdings Inc.	9,574,792	45,834
*	PRADA SpA	7,245,378	45,239
	Want Want China Holdings Ltd.	61,332,511	40,137
	PCCW Ltd.	59,317,742	39,544
[2]	Samsonite Group SA	18,948,661	33,951
	Wharf Holdings Ltd.	13,514,707	33,948
	Swire Properties Ltd.	15,071,750	33,308
[1]	Chow Tai Fook Jewellery Group Ltd.	24,740,914	33,074
	ASMPT Ltd.	4,417,282	29,717
	Bank of East Asia Ltd.	19,715,759	27,108
	Orient Overseas International Ltd.	1,839,669	25,697
[2]	Budweiser Brewing Co. APAC Ltd.	24,026,156	25,387
	United Laboratories International Holdings Ltd.	13,731,797	24,608
[1]	Xinyi Glass Holdings Ltd.	24,638,865	23,069
[2]	BOC Aviation Ltd.	2,924,736	21,919
	First Pacific Co. Ltd.	32,141,977	21,627
	Hang Lung Properties Ltd.	24,434,667	20,040
	Kerry Properties Ltd.	8,344,413	19,596
	Hang Lung Group Ltd.	12,523,649	17,977
	Pacific Basin Shipping Ltd.	73,198,523	16,413
	Cathay Pacific Airways Ltd.	13,915,987	15,990
	Stella International Holdings Ltd.	8,599,803	15,396
	VTech Holdings Ltd.	2,290,022	15,385
	Vitasoy International Holdings Ltd.	11,470,026	14,778
*,1	MMG Ltd.	48,586,137	14,706
	Yue Yuen Industrial Holdings Ltd.	9,927,408	14,253
	Wynn Macau Ltd.	21,366,919	14,224
	MGM China Holdings Ltd.	10,843,006	14,052
	Hysan Development Co. Ltd.	8,392,995	13,681
	CTF Services Ltd.	13,388,126	12,679
*,1	New World Development Co. Ltd.	20,411,422	12,500
	Fortune REIT	20,249,671	11,331
	DFI Retail Group Holdings Ltd.	4,485,790	11,323
	Man Wah Holdings Ltd.	20,813,993	11,061
*,1	Vobile Group Ltd.	24,830,636	10,431
	Luk Fook Holdings International Ltd.	4,675,475	10,202
*,1,2	CARsgen Therapeutics Holdings Ltd.	5,085,500	10,135
*	SJM Holdings Ltd.	35,530,253	9,912
*,1,2	Everest Medicines Ltd.	1,526,612	9,697
*,1	Cowell e Holdings Inc.	3,278,833	9,423
	Johnson Electric Holdings Ltd.	5,148,648	9,380
	Dah Sing Financial Holdings Ltd.	2,493,266	9,103
[1]	Shangri-La Asia Ltd.	15,532,647	8,701
*	NagaCorp Ltd.	19,007,328	8,074
	Champion REIT	25,926,197	7,675
	Nexteer Automotive Group Ltd.	11,381,741	7,630
	HKBN Ltd.	11,068,577	7,236

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SUNeVision Holdings Ltd.	8,506,064	7,112
	VSTECS Holdings Ltd.	8,768,627	6,751
	Swire Pacific Ltd. Class B	4,891,444	6,732
[1]	CGN Mining Co. Ltd.	34,580,000	6,411
*,1	Super Hi International Holding Ltd.	2,914,331	6,318
[1,3]	Jinchuan Group International Resources Co. Ltd.	75,855,080	6,260
*,1	Envision Greenwise Holdings Ltd.	5,725,917	6,090
	CITIC Telecom International Holdings Ltd.	19,959,157	6,072
*,1	Mongolian Mining Corp.	7,047,000	5,822
	Dah Sing Banking Group Ltd.	5,250,647	5,658
	United Energy Group Ltd.	106,541,817	5,562
	IGG Inc.	10,330,256	4,977
	Guotai Junan International Holdings Ltd.	37,001,952	4,765
*,1	Melco International Development Ltd.	11,494,822	4,762
	SmarTone Telecommunications Holdings Ltd.	8,583,637	4,701
*,1	Realord Group Holdings Ltd.	4,978,715	4,545
	China Travel International Investment Hong Kong Ltd.	34,587,626	4,494
[1]	Cafe de Coral Holdings Ltd.	4,557,439	4,188
	K Wah International Holdings Ltd.	17,596,282	3,942
[1]	Huabao International Holdings Ltd.	12,924,468	3,826
*,1,2	FIT Hon Teng Ltd.	15,241,576	3,826
*	Value Partners Group Ltd.	21,139,256	3,702
	Prosperity REIT	24,447,006	3,688
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,294,282	3,576
*,1	Theme International Holdings Ltd.	69,140,416	3,476
	Sunlight REIT	13,667,013	3,397
[1]	Giordano International Ltd.	16,616,259	3,199
	Chow Sang Sang Holdings International Ltd.	3,235,782	3,171
	KLN Logistics Group Ltd.	3,829,896	3,089
	Truly International Holdings Ltd.	21,455,268	2,634
*	Television Broadcasts Ltd.	6,008,299	2,395
	Far East Consortium International Ltd.	19,136,170	2,195
[1]	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,079
[1]	LK Technology Holdings Ltd.	5,562,605	1,999
	Texhong International Group Ltd.	4,127,566	1,797
	Asia Cement China Holdings Corp.	6,091,227	1,779
	Singamas Container Holdings Ltd.	18,140,193	1,422
	CITIC Resources Holdings Ltd.	30,636,497	1,401
*,1	C-Mer Medical Holdings Ltd.	6,272,736	1,366
*	Shun Tak Holdings Ltd.	17,434,021	1,257
*,2	IMAX China Holding Inc.	1,481,618	1,234
[1]	Sa Sa International Holdings Ltd.	14,974,275	1,132
*	Powerlong Real Estate Holdings Ltd.	16,434,942	728
*	OCI International Holdings Ltd.	8,207,369	344
*	Apollo Future Mobility Group Ltd.	671,394	89
*	Hong Kong Technology Venture Co. Ltd.	251,528	67
*,3	Convoy Global Holdings Ltd.	147,589,460	—
			5,773,113
Hungary (0.1%)
	OTP Bank Nyrt.	3,369,001	248,862
	Richter Gedeon Nyrt.	2,043,324	61,971
	MOL Hungarian Oil & Gas plc	6,212,354	52,604
*	Magyar Telekom Telecommunications plc	4,500,637	21,281
	Opus Global Nyrt.	5,098,059	7,869
			392,587
Iceland (0.0%)
[2]	Arion Banki HF	18,740,348	22,503
	Islandsbanki HF	15,521,826	12,984
	Hagar hf	14,385,456	12,008
*	Alvotech SA	1,549,045	11,989
	Festi hf	4,203,493	9,815
	Reitir fasteignafelag hf	10,307,669	8,395
	Kvika banki hf	64,199,255	6,693
	Heimar HF	22,754,710	6,348
	Sjova-Almennar Tryggingar hf	13,698,287	4,632
	Eimskipafelag Islands hf	1,533,657	4,338
	Siminn HF	35,328,092	3,805
	Skagi Hf	24,340,066	3,511
*	Olgerdin Egill Skallagrims HF	21,041,180	2,984

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Kaldalon hf	13,457,205	2,600
*	Icelandair Group HF	287,157,748	2,264
			114,869
India (6.0%)
	HDFC Bank Ltd.	80,038,284	1,817,986
	Reliance Industries Ltd.	94,493,287	1,568,997
	ICICI Bank Ltd.	74,442,791	1,251,330
	Infosys Ltd.	49,891,395	881,977
	Bharti Airtel Ltd. (XNSE)	35,970,580	793,448
	Tata Consultancy Services Ltd.	14,690,084	599,648
	Axis Bank Ltd.	32,519,041	456,148
	Mahindra & Mahindra Ltd.	12,519,923	433,780
	Kotak Mahindra Bank Ltd.	15,561,768	406,720
	Bajaj Finance Ltd.	3,977,671	405,868
	Larsen & Toubro Ltd.	9,575,008	379,004
	Hindustan Unilever Ltd.	12,610,102	350,094
	Sun Pharmaceutical Industries Ltd.	15,467,555	335,469
*	Eternal Ltd.	106,699,072	292,034
	Maruti Suzuki India Ltd.	1,957,959	283,813
	NTPC Ltd.	67,325,826	282,061
	HCL Technologies Ltd.	15,026,376	278,708
	Titan Co. Ltd.	5,795,932	231,559
	Tata Motors Ltd.	30,082,974	229,253
	UltraTech Cement Ltd.	1,630,285	224,657
	Power Grid Corp. of India Ltd.	59,747,222	216,998
	ITC Ltd.	42,556,296	214,271
	Tata Steel Ltd.	119,964,991	199,679
	Bharat Electronics Ltd.	50,840,033	189,101
	State Bank of India	20,220,973	188,856
	Asian Paints Ltd.	6,472,877	185,898
	JSW Steel Ltd.	14,338,343	175,174
	Grasim Industries Ltd.	5,294,582	171,813
*,2	InterGlobe Aviation Ltd.	2,625,818	163,618
	Oil & Natural Gas Corp. Ltd.	55,021,227	159,208
	Trent Ltd.	2,579,169	157,650
	Tech Mahindra Ltd.	8,649,182	153,839
	Adani Ports & Special Economic Zone Ltd.	10,473,479	150,679
	Cipla Ltd.	8,128,825	149,170
	Coal India Ltd.	32,157,298	146,518
	Hindalco Industries Ltd.	19,688,121	145,514
	Nestle India Ltd.	5,109,503	144,418
	Hindustan Aeronautics Ltd.	2,710,552	143,737
	Max Healthcare Institute Ltd.	10,539,055	136,736
*	Jio Financial Services Ltd.	44,214,057	136,556
	Shriram Finance Ltd.	18,239,186	132,174
	Eicher Motors Ltd.	1,980,254	130,403
	Divi's Laboratories Ltd.	1,805,410	130,321
	Tata Consumer Products Ltd.	9,164,458	126,455
	Bajaj Finserv Ltd.	5,432,421	125,477
[2]	SBI Life Insurance Co. Ltd.	5,976,648	124,996
[2]	HDFC Life Insurance Co. Ltd.	14,029,198	123,343
	Adani Enterprises Ltd.	4,512,478	122,893
	Apollo Hospitals Enterprise Ltd.	1,411,563	116,671
*	Suzlon Energy Ltd.	167,521,624	111,703
	Vedanta Ltd.	22,461,890	111,535
	Indian Hotels Co. Ltd. Class A	11,804,693	109,838
	Dr Reddy's Laboratories Ltd.	7,804,570	109,554
	Britannia Industries Ltd.	1,692,151	108,939
	Varun Beverages Ltd.	17,241,271	106,446
	TVS Motor Co. Ltd.	3,356,499	106,071
*,2	Avenue Supermarts Ltd.	2,124,953	105,373
	Dixon Technologies India Ltd.	539,829	105,237
	Bharat Petroleum Corp. Ltd.	28,435,065	104,208
	Cholamandalam Investment & Finance Co. Ltd.	5,849,141	103,456
*	Adani Power Ltd.	16,444,861	103,331
	Power Finance Corp. Ltd.	20,617,822	99,736
	Tata Power Co. Ltd.	20,913,148	95,029
	Indian Oil Corp. Ltd.	58,163,043	94,827
*	Indus Towers Ltd.	19,565,108	94,287

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Persistent Systems Ltd.	1,458,619	91,798
	Info Edge India Ltd.	1,087,528	90,971
	Bajaj Auto Ltd.	952,565	90,500
	REC Ltd.	17,711,088	88,407
*	PB Fintech Ltd.	4,487,188	86,219
	Lupin Ltd.	3,419,201	85,026
	Hero MotoCorp Ltd.	1,866,799	84,581
	GAIL India Ltd.	37,434,754	83,687
	Wipro Ltd.	28,842,897	82,378
	Coforge Ltd.	903,531	78,552
	Pidilite Industries Ltd.	2,166,629	77,890
	Godrej Consumer Products Ltd.	5,186,688	77,356
[2]	ICICI Lombard General Insurance Co. Ltd.	3,442,416	76,483
	United Spirits Ltd.	4,113,407	76,065
[2]	HDFC Asset Management Co. Ltd.	1,430,477	74,131
	Ambuja Cements Ltd.	11,360,938	72,431
	SRF Ltd.	2,017,293	71,892
	BSE Ltd.	942,955	71,314
[2]	LTIMindtree Ltd.	1,307,880	70,978
	DLF Ltd.	8,867,814	70,733
	Shree Cement Ltd.	193,378	67,984
	CG Power & Industrial Solutions Ltd.	9,100,985	67,448
	Cummins India Ltd.	1,919,791	65,916
	Havells India Ltd.	3,422,362	64,805
	Samvardhana Motherson International Ltd.	39,714,959	62,704
	Marico Ltd.	7,441,235	62,561
*	Yes Bank Ltd.	287,227,626	60,286
	Torrent Pharmaceuticals Ltd.	1,525,896	60,009
	Federal Bank Ltd.	25,635,986	59,681
	Sundaram Finance Ltd.	950,546	59,306
	UPL Ltd.	7,469,837	59,241
	Jindal Steel & Power Ltd.	5,533,668	58,792
[2]	Macrotech Developers Ltd.	3,696,840	58,166
	MRF Ltd.	36,534	58,140
	Colgate-Palmolive India Ltd.	1,888,360	57,867
	Hindustan Petroleum Corp. Ltd.	12,928,314	57,859
*	Adani Energy Solutions Ltd.	5,415,754	57,413
	Embassy Office Parks REIT	12,485,218	56,406
	Fortis Healthcare Ltd.	6,934,418	56,233
*	Aurobindo Pharma Ltd.	3,786,486	55,193
	Bajaj Holdings & Investment Ltd.	378,563	53,820
	Solar Industries India Ltd.	345,079	53,746
	Ashok Leyland Ltd.	20,036,655	53,492
	APL Apollo Tubes Ltd.	2,787,202	53,278
*	GMR Airports Ltd.	51,216,080	52,799
	Phoenix Mills Ltd.	2,675,014	52,653
*	Max Financial Services Ltd.	3,407,731	52,576
	Tube Investments of India Ltd.	1,489,836	51,087
*	One 97 Communications Ltd.	4,971,968	50,551
*	Godrej Properties Ltd.	1,957,375	50,005
	State Bank of India GDR	534,453	49,903
	PI Industries Ltd.	1,148,853	49,488
	ABB India Ltd.	754,496	49,291
	Torrent Power Ltd.	2,697,039	49,100
	Bharat Heavy Electricals Ltd.	18,269,659	48,986
	Bharat Forge Ltd.	3,737,943	48,964
	Voltas Ltd.	3,250,830	47,647
	Dabur India Ltd.	8,236,313	47,564
	Coromandel International Ltd.	1,785,506	46,867
*	Mankind Pharma Ltd.	1,604,165	46,762
	Page Industries Ltd.	86,447	46,606
*	Adani Green Energy Ltd.	4,340,201	46,136
	Mphasis Ltd.	1,559,348	45,542
	Polycab India Ltd.	685,512	44,733
	Alkem Laboratories Ltd.	734,425	44,493
*	FSN E-Commerce Ventures Ltd.	19,333,591	44,397
	Jubilant Foodworks Ltd.	5,168,394	43,703
	Bank of Baroda	14,757,327	43,668
	Siemens Ltd.	1,261,902	43,278
	Bosch Ltd.	123,404	42,974

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JSW Energy Ltd.	7,570,369	42,958
	NHPC Ltd.	42,341,810	42,915
	SBI Cards & Payment Services Ltd.	4,136,065	42,789
[2]	AU Small Finance Bank Ltd.	5,155,504	41,392
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,473,836	39,758
*	IDFC First Bank Ltd.	51,314,411	39,489
	Petronet LNG Ltd.	10,630,460	39,467
[2]	Laurus Labs Ltd.	5,494,395	39,343
	Muthoot Finance Ltd.	1,522,736	39,201
	Mazagon Dock Shipbuilders Ltd.	1,076,067	39,136
	Punjab National Bank	32,650,924	38,715
	360 ONE WAM Ltd.	3,291,135	38,335
	Supreme Industries Ltd.	911,683	38,187
	Indian Railway Catering & Tourism Corp. Ltd.	4,284,906	38,145
	NMDC Ltd.	49,048,006	37,628
	Zydus Lifesciences Ltd.	3,573,736	37,625
	Oil India Ltd.	7,688,205	37,362
[2]	Indian Railway Finance Corp. Ltd.	25,218,039	37,125
*,3	Siemens Energy India Ltd.	1,261,902	37,015
	Prestige Estates Projects Ltd.	2,268,465	36,911
	Crompton Greaves Consumer Electricals Ltd.	9,240,831	36,907
	Balkrishna Industries Ltd.	1,148,139	36,303
	Blue Star Ltd.	1,784,814	36,072
	JK Cement Ltd.	593,291	35,776
	KPIT Technologies Ltd.	2,356,209	35,093
	Patanjali Foods Ltd.	1,557,611	35,092
	Glenmark Pharmaceuticals Ltd.	2,127,810	34,797
	Kalyan Jewellers India Ltd.	5,628,682	34,378
	Bharti Airtel Ltd.	2,023,014	33,832
	Oracle Financial Services Software Ltd.	325,679	33,654
	Rail Vikas Nigam Ltd.	8,076,565	33,524
	Tata Elxsi Ltd.	489,219	33,423
[1]	Wipro Ltd. ADR	11,574,656	33,104
	Radico Khaitan Ltd.	1,139,831	33,103
	GE Vernova T&D India Ltd.	1,785,989	33,062
	Oberoi Realty Ltd.	1,677,923	32,573
*	ITC Hotels Ltd.	14,140,353	32,542
[2]	Sona Blw Precision Forgings Ltd.	5,688,488	32,382
	Union Bank of India Ltd.	21,624,946	32,204
	Ipca Laboratories Ltd.	1,938,860	32,148
	Jindal Stainless Ltd.	4,530,043	31,321
	Container Corp. of India Ltd.	3,894,291	31,104
*	Vodafone Idea Ltd.	368,923,000	31,030
	KEI Industries Ltd.	849,045	30,774
	Tata Communications Ltd.	1,625,062	30,594
	Computer Age Management Services Ltd.	657,761	30,331
	Cholamandalam Financial Holdings Ltd.	1,369,615	30,306
	LIC Housing Finance Ltd.	4,231,175	30,165
	Canara Bank	25,980,093	29,949
	Apollo Tyres Ltd.	5,154,582	28,801
	Steel Authority of India Ltd.	20,629,452	27,853
	Adani Total Gas Ltd.	3,924,531	27,820
*	Delhivery Ltd.	7,600,690	27,469
	Hindustan Zinc Ltd.	5,255,265	27,381
*,2	Krishna Institute of Medical Sciences Ltd.	3,499,703	27,205
	Astral Ltd.	1,706,808	27,164
	Exide Industries Ltd.	6,533,729	27,134
	Dalmia Bharat Ltd.	1,171,184	26,883
*	Aditya Birla Capital Ltd.	11,483,666	26,686
	Berger Paints India Ltd.	4,134,512	26,582
	Navin Fluorine International Ltd.	492,969	26,397
*	Kaynes Technology India Ltd.	383,849	26,248
	Hitachi Energy India Ltd.	151,462	25,985
	Multi Commodity Exchange of India Ltd.	357,512	25,966
	Gujarat Fluorochemicals Ltd.	563,535	25,947
	Mahindra & Mahindra Financial Services Ltd.	8,307,432	25,768
	ACC Ltd.	1,146,816	25,539
*	Five-Star Business Finance Ltd.	3,052,934	25,529
	UNO Minda Ltd.	2,408,824	25,519
*	Aditya Birla Fashion & Retail Ltd.	8,183,909	25,500

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Indian Bank	3,803,843	25,423
	United Breweries Ltd.	982,902	25,136
	Redington Ltd.	8,443,351	24,548
	Biocon Ltd.	6,441,314	24,546
[2]	Aster DM Healthcare Ltd.	3,960,686	23,661
	Lloyds Metals & Energy Ltd.	1,652,394	23,613
	Bharat Dynamics Ltd.	1,302,464	23,597
	National Aluminium Co. Ltd.	12,674,608	23,499
	Schaeffler India Ltd.	569,870	23,417
	L&T Finance Ltd.	11,944,724	23,236
	Central Depository Services India Ltd.	1,485,712	23,229
	Linde India Ltd.	307,390	23,028
	Brigade Enterprises Ltd.	1,888,632	22,976
	Tata Chemicals Ltd.	2,307,405	22,823
	Deepak Nitrite Ltd.	992,794	22,729
	Indraprastha Gas Ltd.	9,978,050	22,686
	Angel One Ltd.	819,497	22,530
	Amara Raja Energy & Mobility Ltd.	1,928,732	22,219
*	Global Health Ltd.	1,558,728	22,071
	IRB Infrastructure Developers Ltd.	40,792,135	22,042
[2]	Bandhan Bank Ltd.	11,159,542	21,865
	Emami Ltd.	2,913,272	21,505
[2]	General Insurance Corp. of India	4,350,256	21,485
*,2	PNB Housing Finance Ltd.	1,790,092	21,469
	Narayana Hrudayalaya Ltd.	1,030,297	21,433
	Thermax Ltd.	550,038	21,425
	GlaxoSmithKline Pharmaceuticals Ltd.	606,841	21,302
	Manappuram Finance Ltd.	7,770,250	21,229
	Bharti Hexacom Ltd.	1,058,618	21,150
	AIA Engineering Ltd.	548,791	20,764
	PG Electroplast Ltd.	2,027,464	20,316
[2]	Brookfield India Real Estate Trust	5,895,237	20,203
	Ramco Cements Ltd.	1,805,321	20,128
*	IIFL Finance Ltd.	4,614,435	19,601
*	Suven Pharmaceuticals Ltd.	1,439,211	19,413
	Piramal Enterprises Ltd.	1,682,993	19,278
	Godfrey Phillips India Ltd.	200,725	19,243
	Ajanta Pharma Ltd.	600,710	19,239
*	Inox Wind Ltd.	9,598,113	19,203
	Carborundum Universal Ltd.	1,583,355	19,139
*	Reliance Power Ltd.	40,385,288	19,120
[2]	Cochin Shipyard Ltd.	1,011,062	19,074
	Piramal Pharma Ltd.	7,628,683	19,063
[2]	L&T Technology Services Ltd.	379,309	19,058
*	Indian Renewable Energy Development Agency Ltd.	9,588,748	19,025
*	Bajaj Housing Finance Ltd.	13,133,932	18,957
*	Amber Enterprises India Ltd.	259,483	18,940
	Tata Technologies Ltd.	2,420,476	18,863
[2]	Gland Pharma Ltd.	1,130,232	18,740
[2]	Nippon Life India Asset Management Ltd.	2,475,512	18,695
	Housing & Urban Development Corp. Ltd.	7,031,808	18,634
	Escorts Kubota Ltd.	480,953	18,553
	Atul Ltd.	231,215	18,503
	JB Chemicals & Pharmaceuticals Ltd.	968,733	18,459
	Kalpataru Projects International Ltd.	1,589,302	18,288
	Chambal Fertilisers & Chemicals Ltd.	2,209,895	18,119
	Aegis Logistics Ltd.	1,909,846	17,736
	Himadri Speciality Chemical Ltd.	3,393,910	17,605
	Bank of India	12,865,287	17,562
	CESC Ltd.	9,239,925	17,383
[2]	Syngene International Ltd.	2,314,519	17,369
*	Poonawalla Fincorp Ltd.	3,868,352	17,247
	Aditya Birla Real Estate Ltd.	753,811	17,149
*	Wockhardt Ltd.	1,113,811	17,121
	Firstsource Solutions Ltd.	4,262,524	17,117
	Welspun Corp. Ltd.	1,849,414	16,838
	Cyient Ltd.	1,192,643	16,788
[2]	Dr Lal PathLabs Ltd.	505,141	16,577
	Neuland Laboratories Ltd.	116,709	16,549
	Nuvama Wealth Management Ltd.	226,611	16,425

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sundram Fasteners Ltd.	1,502,240	16,312
	Castrol India Ltd.	6,946,672	16,250
	Poly Medicure Ltd.	533,203	16,250
	Elgi Equipments Ltd.	3,041,075	16,063
	Sammaan Capital Ltd.	11,221,874	16,031
	Motherson Sumi Wiring India Ltd.	24,047,977	15,854
	Apar Industries Ltd.	238,530	15,852
	Motilal Oswal Financial Services Ltd.	2,045,047	15,843
*	AWL Agri Business Ltd.	4,981,213	15,711
	LMW Ltd.	80,660	15,572
	KEC International Ltd.	1,874,549	15,514
*	Aavas Financiers Ltd.	670,271	15,426
	SKF India Ltd.	331,247	15,230
	Gujarat State Petronet Ltd.	3,955,241	15,194
	NBCC India Ltd.	13,479,858	15,185
	Gujarat Gas Ltd.	2,826,401	15,159
[2]	RBL Bank Ltd.	6,367,659	15,101
*	Affle India Ltd.	798,841	14,981
*	Star Health & Allied Insurance Co. Ltd.	3,230,944	14,959
	NCC Ltd.	5,978,140	14,958
	Great Eastern Shipping Co. Ltd.	1,442,313	14,842
	Concord Biotech Ltd.	826,792	14,823
	Zee Entertainment Enterprises Ltd.	11,765,022	14,794
[2]	Eris Lifesciences Ltd.	865,596	14,682
	Karur Vysya Bank Ltd.	5,646,427	14,597
[2]	Indian Energy Exchange Ltd.	6,364,178	14,322
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	942,567	14,276
[2]	Mindspace Business Parks REIT	3,112,690	14,197
*	Reliance Infrastructure Ltd.	4,702,023	14,148
	Aarti Industries Ltd.	2,827,554	14,107
*,2	Lemon Tree Hotels Ltd.	8,659,362	14,064
	3M India Ltd.	39,285	14,038
	UTI Asset Management Co. Ltd.	1,154,437	13,909
	Kfin Technologies Ltd.	975,594	13,867
	Zensar Technologies Ltd.	1,611,199	13,783
	KPR Mill Ltd.	1,163,726	13,750
[2]	Home First Finance Co. India Ltd.	925,146	13,473
	Asahi India Glass Ltd.	1,549,132	13,450
	Sonata Software Ltd.	2,687,023	13,418
	Bank of Maharashtra	22,250,430	13,364
*	EID Parry India Ltd.	1,370,924	13,268
	Tata Investment Corp. Ltd.	187,113	13,193
*	Devyani International Ltd.	6,173,994	13,120
	Timken India Ltd.	451,652	13,116
	NLC India Ltd.	4,849,245	13,055
	ZF Commercial Vehicle Control Systems India Ltd.	87,858	13,040
	Grindwell Norton Ltd.	649,450	12,983
	Whirlpool of India Ltd.	868,607	12,934
	EIH Ltd.	2,950,865	12,934
	Mahanagar Gas Ltd.	810,611	12,902
	Sobha Ltd.	821,633	12,896
	Bata India Ltd.	901,486	12,886
	Honeywell Automation India Ltd.	31,333	12,809
	CRISIL Ltd.	240,400	12,670
	Ratnamani Metals & Tubes Ltd.	396,269	12,614
	Natco Pharma Ltd.	1,237,793	12,462
	Intellect Design Arena Ltd.	1,306,754	12,196
	Dr Reddy's Laboratories Ltd. ADR	874,071	12,167
	Ceat Ltd.	308,187	12,156
	JSW Infrastructure Ltd.	3,409,520	11,852
	Triveni Turbine Ltd.	1,919,643	11,811
*	Jaiprakash Power Ventures Ltd.	68,072,819	11,730
*	Godrej Industries Ltd.	915,731	11,722
	Jubilant Pharmova Ltd. Class A	1,098,239	11,657
	SJVN Ltd.	10,456,276	11,614
	Data Patterns India Ltd.	393,615	11,558
*	Cartrade Tech Ltd.	568,563	11,471
	Finolex Cables Ltd.	1,111,033	11,384
*	Jyoti CNC Automation Ltd.	888,223	11,323
*	Nazara Technologies Ltd.	941,666	11,266

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CMS Info Systems Ltd.	2,152,279	11,217
	Kajaria Ceramics Ltd.	1,177,696	11,185
*	PTC Industries Ltd.	72,828	11,079
*	PVR Inox Ltd.	992,183	11,063
	Balrampur Chini Mills Ltd.	1,695,621	11,059
*	VA Tech Wabag Ltd.	725,446	11,050
	Nava Ltd.	2,035,902	10,959
	HFCL Ltd.	11,630,526	10,934
	Gillette India Ltd.	114,897	10,916
[2]	IndiaMart InterMesh Ltd.	397,837	10,884
[2]	Premier Energies Ltd.	934,043	10,845
	Can Fin Homes Ltd.	1,277,785	10,789
	Sumitomo Chemical India Ltd.	1,787,112	10,771
	Rainbow Children's Medicare Ltd.	656,116	10,725
	City Union Bank Ltd.	5,096,502	10,680
	Birlasoft Ltd.	2,305,726	10,680
	Kirloskar Oil Engines Ltd.	1,208,287	10,638
	Newgen Software Technologies Ltd.	905,042	10,579
[2]	PowerGrid Infrastructure Investment Trust	11,084,236	10,504
	Anant Raj Ltd.	1,936,812	10,353
[2]	Endurance Technologies Ltd.	465,623	10,343
	Shyam Metalics & Energy Ltd.	1,015,498	10,343
*	Sapphire Foods India Ltd.	2,752,732	10,314
	Zen Technologies Ltd.	613,161	10,287
	Ramkrishna Forgings Ltd.	1,452,285	10,235
	Bayer CropScience Ltd.	183,384	10,166
	Anand Rathi Wealth Ltd.	499,736	10,096
	BEML Ltd.	267,403	10,021
	Granules India Ltd.	1,855,914	10,019
	Aptus Value Housing Finance India Ltd.	2,652,623	10,012
	V-Guard Industries Ltd.	2,309,715	9,865
	Sudarshan Chemical Industries Ltd.	808,160	9,808
	Titagarh Rail System Ltd.	1,104,926	9,783
	LT Foods Ltd.	2,368,964	9,726
	Jindal Saw Ltd.	3,283,000	9,660
*	Go Digit General Insurance Ltd.	2,844,637	9,630
	HBL Engineering Ltd.	1,680,492	9,596
	CreditAccess Grameen Ltd.	739,622	9,534
	Swan Energy Ltd.	2,001,421	9,511
	Garden Reach Shipbuilders & Engineers Ltd.	414,850	9,422
*	Medplus Health Services Ltd.	979,443	9,356
	Praj Industries Ltd.	1,713,387	9,320
*	Chalet Hotels Ltd.	995,081	9,318
	Marksans Pharma Ltd.	3,577,652	9,292
	Craftsman Automation Ltd.	170,361	9,285
	Sanofi India Ltd.	131,596	9,251
	AMI Organics Ltd.	682,118	9,142
*	Embassy Developments Ltd.	7,857,169	9,105
	Hindustan Copper Ltd.	3,592,784	9,073
	AstraZeneca Pharma India Ltd.	88,345	9,055
	Jupiter Life Line Hospitals Ltd.	521,580	9,055
*,2	Tejas Networks Ltd.	1,069,854	8,899
	Techno Electric & Engineering Co. Ltd.	701,894	8,836
*	Gokaldas Exports Ltd.	879,458	8,818
*	Honasa Consumer Ltd.	2,995,477	8,771
[2]	Paradeep Phosphates Ltd.	5,130,729	8,766
	eClerx Services Ltd.	294,473	8,737
	Sun TV Network Ltd.	1,180,289	8,662
	Arvind Ltd.	2,001,469	8,621
	Gravita India Ltd.	414,148	8,621
	Finolex Industries Ltd.	4,175,590	8,614
	Kansai Nerolac Paints Ltd.	2,821,755	8,589
	Jyothy Labs Ltd.	1,941,733	8,569
	Raymond Ltd.	472,881	8,563
	Transformers & Rectifiers India Ltd.	1,450,624	8,517
	BASF India Ltd.	162,919	8,479
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,081,124	8,458
	JBM Auto Ltd.	1,096,380	8,437
	DCM Shriram Ltd.	697,559	8,269
	Genus Power Infrastructures Ltd.	2,456,016	8,259

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jubilant Ingrevia Ltd.	1,082,124	8,256
	Shakti Pumps India Ltd.	819,386	8,169
	Vardhman Textiles Ltd.	1,515,715	8,133
	Elecon Engineering Co. Ltd.	1,259,177	8,124
*	Onesource Specialty Pharma Ltd.	422,206	8,114
*	SignatureGlobal India Ltd.	597,008	8,107
	Engineers India Ltd.	3,792,482	8,037
	Vijaya Diagnostic Centre Ltd.	675,642	8,015
	TVS Holdings Ltd.	73,746	7,946
	IIFL Capital Services Ltd.	3,023,528	7,921
	JK Lakshmi Cement Ltd.	860,865	7,916
	Kirloskar Brothers Ltd.	387,509	7,872
	CIE Automotive India Ltd.	1,635,240	7,857
[2]	Sansera Engineering Ltd.	611,877	7,846
	Vedant Fashions Ltd.	848,666	7,827
	Edelweiss Financial Services Ltd.	8,381,837	7,822
	Safari Industries India Ltd.	329,577	7,813
	Action Construction Equipment Ltd.	562,001	7,793
	IDBI Bank Ltd.	8,174,403	7,734
*	India Cements Ltd.	2,114,508	7,696
	Olectra Greentech Ltd.	558,100	7,681
	Sanofi Consumer Healthcare India Ltd.	131,183	7,652
*	Aadhar Housing Finance Ltd.	1,382,154	7,650
	Voltamp Transformers Ltd.	87,641	7,581
	Avanti Feeds Ltd.	732,104	7,573
*	SBFC Finance Ltd.	6,236,983	7,535
	Usha Martin Ltd.	2,196,384	7,513
	Mrs Bectors Food Specialities Ltd.	423,073	7,463
	Godawari Power & Ispat Ltd.	3,453,680	7,440
	GHCL Ltd.	1,077,346	7,414
	Kirloskar Pneumatic Co. Ltd.	554,363	7,407
	Jupiter Wagons Ltd.	1,771,691	7,404
	Century Plyboards India Ltd.	888,737	7,356
	Bombay Burmah Trading Co.	332,632	7,336
	BLS International Services Ltd.	1,744,736	7,331
	Sarda Energy & Minerals Ltd.	1,362,470	7,312
	Strides Pharma Science Ltd.	948,609	7,307
*	Valor Estate Ltd.	3,531,920	7,272
*	Ola Electric Mobility Ltd.	12,577,773	7,255
	Vinati Organics Ltd.	376,202	7,238
	Bikaji Foods International Ltd.	870,518	7,205
*	Westlife Foodworld Ltd.	904,799	7,163
*,2	Metropolis Healthcare Ltd.	353,469	7,125
	Alembic Pharmaceuticals Ltd.	685,733	7,106
	AurionPro Solutions Ltd.	418,934	7,092
	Doms Industries Ltd.	217,068	7,037
	CCL Products India Ltd.	1,002,157	7,015
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	6,985
	Gujarat State Fertilizers & Chemicals Ltd.	3,162,784	6,976
	JM Financial Ltd.	5,803,137	6,969
	PTC India Ltd.	3,331,175	6,955
*	Websol Energy System Ltd.	446,851	6,926
[2]	Ujjivan Small Finance Bank Ltd.	13,698,555	6,925
	Orient Cement Ltd.	1,671,456	6,914
	Vesuvius India Ltd.	125,112	6,881
	Caplin Point Laboratories Ltd.	309,175	6,875
	PCBL Chemical Ltd.	1,609,513	6,850
	Supreme Petrochem Ltd.	884,956	6,806
	Welspun Living Ltd.	4,499,432	6,776
	Procter & Gamble Health Ltd.	112,344	6,764
*	GMR Power & Urban Infra Ltd.	5,031,104	6,753
*	NMDC Steel Ltd.	15,962,145	6,680
	Gujarat Pipavav Port Ltd.	4,204,876	6,622
	JK Tyre & Industries Ltd.	1,801,864	6,614
	Metro Brands Ltd.	520,770	6,608
	HEG Ltd.	1,167,570	6,445
	RR Kabel Ltd.	519,304	6,425
	Minda Corp. Ltd.	1,116,525	6,423
	Saregama India Ltd.	1,033,342	6,418
	Akzo Nobel India Ltd.	157,078	6,414

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Astra Microwave Products Ltd.	653,203	6,410
	KSB Ltd.	737,860	6,407
*	Hindustan Construction Co. Ltd.	20,977,472	6,390
	ION Exchange India Ltd.	1,079,938	6,378
	ITD Cementation India Ltd.	1,108,241	6,378
	Garware Technical Fibres Ltd.	622,055	6,338
[2]	IRCON International Ltd.	3,493,082	6,314
[2]	New India Assurance Co. Ltd.	3,085,292	6,288
	Time Technoplast Ltd.	1,568,043	6,264
[2]	KPI Green Energy Ltd.	1,379,562	6,226
[2]	Equitas Small Finance Bank Ltd.	7,804,839	6,184
	Happiest Minds Technologies Ltd.	910,750	6,162
	Zydus Wellness Ltd.	294,117	6,146
*	Schneider Electric Infrastructure Ltd.	892,462	6,087
	Prudent Corporate Advisory Services Ltd.	232,072	6,082
	Blue Dart Express Ltd.	82,703	6,079
*	Shilpa Medicare Ltd.	792,130	6,068
	Karnataka Bank Ltd.	2,599,556	6,037
[2]	Godrej Agrovet Ltd.	657,758	5,987
	Mastek Ltd.	234,246	5,795
	TD Power Systems Ltd.	1,128,597	5,776
	Tamilnad Mercantile Bank Ltd.	1,102,098	5,712
	Archean Chemical Industries Ltd.	768,674	5,698
	Anup Engineering Ltd.	160,181	5,685
*	Pricol Ltd.	1,096,426	5,681
	Jammu & Kashmir Bank Ltd.	5,019,364	5,627
	Tilaknagar Industries Ltd.	1,641,341	5,560
*	Restaurant Brands Asia Ltd.	5,789,627	5,550
*	Nuvoco Vistas Corp. Ltd.	1,464,156	5,540
	Care Ratings Ltd.	382,166	5,495
	Arvind Fashions Ltd.	1,151,508	5,429
	IndusInd Bank Ltd.	546,304	5,426
	NIIT Learning Systems Ltd.	1,214,375	5,379
	South Indian Bank Ltd.	17,766,366	5,363
	Electrosteel Castings Ltd.	4,631,290	5,315
	Trident Ltd.	16,740,771	5,257
	Cello World Ltd.	803,496	5,204
	Clean Science & Technology Ltd.	373,626	5,193
	Fine Organic Industries Ltd.	107,545	5,193
	Tanla Platforms Ltd.	918,338	5,154
*	V-Mart Retail Ltd.	131,966	5,105
	Orient Electric Ltd.	1,854,225	5,098
	Shipping Corp. of India Ltd.	2,414,926	5,096
	RITES Ltd.	1,901,166	5,070
	Graphite India Ltd.	945,257	5,060
	Cera Sanitaryware Ltd.	79,315	5,021
	Chennai Petroleum Corp. Ltd.	688,684	4,992
*	Tata Teleservices Maharashtra Ltd.	7,381,342	4,968
	PNC Infratech Ltd.	1,570,724	4,935
	Garware Hi-Tech Films Ltd.	130,719	4,933
	KNR Constructions Ltd.	1,904,049	4,928
	Rain Industries Ltd.	2,920,935	4,892
*	Network18 Media & Investments Ltd.	9,381,511	4,833
	Relaxo Footwears Ltd.	990,062	4,794
	EPL Ltd.	2,131,782	4,778
	Capri Global Capital Ltd.	2,472,068	4,746
*	Sterling & Wilson Renewable	1,471,913	4,740
	Texmaco Rail & Engineering Ltd.	2,946,521	4,705
	Polyplex Corp. Ltd.	324,864	4,693
	Rhi Magnesita India Ltd.	896,438	4,679
*	TVS Supply Chain Solutions Ltd.	3,427,051	4,676
	Maharashtra Seamless Ltd.	600,370	4,670
*	JSW Holdings Ltd.	16,725	4,657
	Triveni Engineering & Industries Ltd.	961,344	4,652
	Suprajit Engineering Ltd.	1,017,941	4,635
	GMM Pfaudler Ltd.	379,932	4,616
	Kaveri Seed Co. Ltd.	268,334	4,558
	Birla Corp. Ltd.	360,856	4,525
*	IFCI Ltd.	8,975,396	4,517
	Syrma SGS Technology Ltd.	808,760	4,481

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	MTAR Technologies Ltd.	263,498	4,441
	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	4,428
	Mahindra Lifespace Developers Ltd.	1,088,144	4,400
*	RattanIndia Power Ltd.	37,259,040	4,387
*	Zaggle Prepaid Ocean Services Ltd.	1,145,348	4,365
	Infibeam Avenues Ltd.	21,625,383	4,358
	Railtel Corp. of India Ltd.	1,243,877	4,357
*	Raymond Lifestyle Ltd.	380,233	4,329
*	Chemplast Sanmar Ltd.	892,512	4,324
[2]	IRB InvIT Fund	6,644,800	4,307
	JK Paper Ltd.	1,122,040	4,178
*	Jai Balaji Industries Ltd.	2,952,482	4,177
	G R Infraprojects Ltd.	339,037	4,169
*	Rategain Travel Technologies Ltd.	805,071	4,133
	ISGEC Heavy Engineering Ltd.	306,083	4,092
*	Sheela Foam Ltd.	534,096	4,065
	TTK Prestige Ltd.	564,062	4,048
	KRBL Ltd.	1,095,851	4,022
*	Rajesh Exports Ltd.	1,875,502	4,021
*	Borosil Renewables Ltd.	683,870	4,000
	Netweb Technologies India Ltd.	230,530	3,860
	Route Mobile Ltd.	342,332	3,859
[2]	Quess Corp. Ltd.	982,424	3,839
	Bajaj Electricals Ltd.	596,121	3,839
*	Shree Renuka Sugars Ltd.	11,262,704	3,831
*	Central Bank of India Ltd.	8,645,127	3,791
	Rallis India Ltd.	1,355,343	3,782
	Alkyl Amines Chemicals	186,064	3,755
*	Ashoka Buildcon Ltd.	1,708,647	3,733
*	Dhani Services Ltd.	5,353,153	3,648
	Thomas Cook India Ltd.	2,287,166	3,636
*	VIP Industries Ltd.	966,655	3,501
	DCB Bank Ltd.	2,146,123	3,438
	Gateway Distriparks Ltd.	4,800,340	3,399
	Galaxy Surfactants Ltd.	137,196	3,376
*	Alok Industries Ltd.	17,220,050	3,374
	Pfizer Ltd.	65,698	3,340
	NOCIL Ltd.	1,561,293	3,254
	Balaji Amines Ltd.	210,577	3,150
	Campus Activewear Ltd.	1,092,480	3,130
	Symphony Ltd.	228,056	3,112
[2]	Dilip Buildcon Ltd.	612,949	3,070
*	Eureka Forbes Ltd.	526,699	3,070
*	TeamLease Services Ltd.	135,390	3,029
*	Just Dial Ltd.	267,309	2,949
	Paisalo Digital Ltd.	7,422,404	2,839
*	Sterlite Technologies Ltd.	3,807,737	2,813
*,3	Brightcom Group Ltd.	22,811,941	2,768
*	Bajaj Consumer Care Ltd.	1,194,768	2,353
	Vaibhav Global Ltd.	745,725	1,929
*,3	Digitide Solutions Ltd.	982,424	1,866
*,3	Bluspring Enterprises Ltd.	982,424	1,866
	NIIT Ltd.	1,142,342	1,750
	Allcargo Logistics Ltd.	4,114,288	1,447
*	Sun Pharma Advanced Research Co. Ltd.	747,223	1,291
*,3	STL Networks Ltd.	3,807,737	1,166
	Vakrangee Ltd.	8,787,103	1,030
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			28,338,587
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	788,380,197	419,174
	Bank Rakyat Indonesia Persero Tbk. PT	993,865,447	230,189
	Bank Mandiri Persero Tbk. PT	630,832,550	186,290
	Telkom Indonesia Persero Tbk. PT	660,052,158	104,037
	Astra International Tbk. PT	285,496,607	82,516
*	Amman Mineral Internasional PT	178,480,300	76,645
*	GoTo Gojek Tokopedia Tbk. PT Class A	14,765,318,595	75,333
	Bank Negara Indonesia Persero Tbk. PT	210,693,212	53,095
	Sumber Alfaria Trijaya Tbk. PT	266,622,423	34,516

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bumi Resources Minerals Tbk. PT	1,415,782,611	32,643
	Indofood Sukses Makmur Tbk. PT	62,102,672	29,957
	Charoen Pokphand Indonesia Tbk. PT	103,069,014	29,391
	United Tractors Tbk. PT	20,641,139	28,209
	Indofood CBP Sukses Makmur Tbk. PT	32,273,635	22,056
*	Merdeka Copper Gold Tbk. PT	218,361,300	21,980
	Kalbe Farma Tbk. PT	265,987,517	21,924
	Alamtri Resources Indonesia Tbk. PT	145,651,645	16,684
	Barito Pacific Tbk. PT	355,936,873	15,967
	Aneka Tambang Tbk.	119,125,297	15,570
	Perusahaan Gas Negara Tbk. PT	146,121,291	14,828
	Mitra Keluarga Karyasehat Tbk. PT	79,516,192	12,021
	Indah Kiat Pulp & Paper Tbk. PT	36,904,445	11,458
	Elang Mahkota Teknologi Tbk. PT	345,473,663	11,160
*	Bumi Resources Tbk. PT	1,679,311,529	10,812
	Japfa Comfeed Indonesia Tbk. PT	97,138,551	10,657
	Bank Syariah Indonesia Tbk. PT	59,625,923	10,255
	Petrindo Jaya Kreasi Tbk. PT	23,418,979	10,054
	Medikaloka Hermina Tbk. PT	141,483,072	9,641
	Dayamitra Telekomunikasi PT	251,053,943	9,370
	Bukit Asam Tbk. PT	55,365,916	9,207
	Sarana Menara Nusantara Tbk. PT	265,674,599	9,118
	Unilever Indonesia Tbk. PT	84,330,960	8,699
	AKR Corporindo Tbk. PT	112,572,807	8,544
	Mitra Adiperkasa Tbk. PT	100,649,773	8,287
	Indo Tambangraya Megah Tbk. PT	6,215,238	8,239
*	Bank Jago Tbk. PT	71,480,300	7,966
	Jasa Marga Persero Tbk. PT	30,778,259	7,941
	Indosat Tbk. PT	74,587,304	7,851
	XLSMART Telecom Sejahtera Tbk. PT	60,509,258	7,834
*	Bukalapak.com PT Tbk.	857,369,100	7,501
	Siloam International Hospitals Tbk. PT	47,464,420	7,431
	Pakuwon Jati Tbk. PT	322,907,524	7,422
	Cisarua Mountain Dairy PT Tbk.	26,839,458	7,403
	Semen Indonesia Persero Tbk. PT	46,257,030	7,291
	Mayora Indah Tbk. PT	49,486,598	6,795
	Ciputra Development Tbk. PT	119,556,184	6,627
	Indocement Tunggal Prakarsa Tbk. PT	19,990,429	6,444
	Avia Avian Tbk. PT	239,148,169	6,003
	Medco Energi Internasional Tbk. PT	91,450,134	5,785
	BFI Finance Indonesia Tbk. PT	106,403,872	5,622
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,259,845	5,331
*	Panin Financial Tbk. PT	225,602,809	5,250
*	Bank Pan Indonesia Tbk. PT	53,515,827	5,186
*	Bumi Serpong Damai Tbk. PT	97,973,780	5,105
*	Adaro Minerals Indonesia Tbk. PT	91,418,192	4,961
	ESSA Industries Indonesia Tbk. PT	135,255,255	4,930
	Map Aktif Adiperkasa PT	122,298,800	4,785
	Trimegah Bangun Persada Tbk. PT	113,191,300	4,769
	PT Tower Bersama Infrastructure Tbk.	38,168,022	4,564
	Summarecon Agung Tbk. PT	171,262,763	4,451
*	Vale Indonesia Tbk. PT	28,760,811	4,312
*	Gudang Garam Tbk. PT	7,142,436	4,311
	Bank Tabungan Negara Persero Tbk. PT	65,330,984	4,153
*	MNC Digital Entertainment Tbk. PT	128,617,943	3,659
	Astra Agro Lestari Tbk. PT	8,848,592	3,170
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	3,052
	Surya Citra Media Tbk. PT	247,868,397	3,050
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,020
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	80,883,100	2,900
	Matahari Department Store Tbk. PT	25,587,081	2,709
*	Timah Tbk. PT	37,469,801	2,685
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,649
*	Lippo Karawaci Tbk. PT	426,728,626	2,368
	Bank BTPN Syariah Tbk. PT	30,478,557	2,176
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,504,974	1,903
*	Bank Neo Commerce Tbk. PT	120,838,252	1,894
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,383
*	Media Nusantara Citra Tbk. PT	85,411,798	1,350

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Global Mediacom Tbk. PT	53,064,933	455
			1,864,973
Ireland (0.2%)
	Kerry Group plc Class A	2,353,660	249,163
	AIB Group plc	28,955,366	194,611
	Kingspan Group plc	2,161,177	182,370
	Bank of Ireland Group plc	14,261,554	167,451
	Glanbia plc	2,619,268	33,907
	Cairn Homes plc	7,354,983	16,203
	Dalata Hotel Group plc	2,693,725	15,439
	Glanbia plc (XLON)	8,754	117
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			859,261
Israel (0.6%)
	Bank Leumi Le-Israel BM	21,477,141	304,998
	Bank Hapoalim BM	19,037,257	279,250
*	Teva Pharmaceutical Industries Ltd.	16,033,795	248,631
*	Nice Ltd.	893,806	139,634
	Elbit Systems Ltd.	348,427	133,963
	Israel Discount Bank Ltd. Class A	17,567,694	131,222
	Mizrahi Tefahot Bank Ltd.	2,144,558	108,595
*	Nova Ltd.	411,814	79,510
	ICL Group Ltd.	10,271,892	68,569
	Phoenix Financial Ltd.	3,476,121	68,456
*	Tower Semiconductor Ltd.	1,579,012	57,711
	Bezeq The Israeli Telecommunication Corp. Ltd.	28,833,911	43,846
	First International Bank of Israel Ltd.	732,438	40,229
	Azrieli Group Ltd.	518,696	37,763
*	Big Shopping Centers Ltd.	221,633	32,361
	Melisron Ltd.	353,025	30,034
*	Enlight Renewable Energy Ltd.	1,645,830	26,657
	Shufersal Ltd.	2,820,323	26,406
*	Camtek Ltd.	392,831	26,086
	Clal Insurance Enterprises Holdings Ltd.	938,200	25,742
	Mivne Real Estate KD Ltd.	8,738,637	25,497
	Harel Insurance Investments & Financial Services Ltd.	1,516,327	25,204
	Paz Retail & Energy Ltd.	148,331	20,944
	Israel Corp. Ltd.	66,251	20,855
	Delek Group Ltd.	129,663	20,686
	Alony Hetz Properties & Investments Ltd.	2,359,403	19,707
	Next Vision Stabilized Systems Ltd.	670,152	17,653
*	Bet Shemesh Engines Holdings 1997 Ltd.	126,173	16,886
	Menora Mivtachim Holdings Ltd.	316,744	16,777
	Amot Investments Ltd.	3,049,348	16,136
	Strauss Group Ltd.	707,881	16,021
	Tel Aviv Stock Exchange Ltd.	1,282,142	15,764
*	OPC Energy Ltd.	1,643,538	15,524
	Electra Ltd.	27,773	14,692
*	Shikun & Binui Ltd.	4,472,179	14,651
	Hilan Ltd.	226,153	14,439
	Reit 1 Ltd.	2,709,404	14,079
	Shapir Engineering & Industry Ltd.	1,993,838	13,908
	FIBI Holdings Ltd.	239,613	13,877
*	Equital Ltd.	351,748	13,193
	Isracard Ltd.	2,767,150	13,031
	Partner Communications Co. Ltd.	1,892,790	12,575
*	Airport City Ltd.	838,615	12,465
	Migdal Insurance & Financial Holdings Ltd.	6,410,874	12,329
*	Fattal Holdings 1998 Ltd.	91,768	11,985
	One Software Technologies Ltd.	633,412	11,967
	Sapiens International Corp. NV	432,601	11,870
	Formula Systems 1985 Ltd.	134,288	11,856
	Mega Or Holdings Ltd.	324,415	11,031
	Energix-Renewable Energies Ltd.	3,715,902	11,005
	Aura Investments Ltd.	2,095,325	10,987
	Matrix IT Ltd.	446,501	10,929
	Ashtrom Group Ltd.	685,864	10,786
	YH Dimri Construction & Development Ltd.	125,409	10,582
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	126,883	9,708

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Cellcom Israel Ltd.	1,476,150	9,348
	Fox Wizel Ltd.	110,254	9,273
	Kenon Holdings Ltd.	292,997	9,022
	Summit Real Estate Holdings Ltd.	611,500	9,020
	Oil Refineries Ltd.	32,922,991	8,266
	Sella Capital Real Estate Ltd.	3,343,976	8,183
	Danel Adir Yeoshua Ltd.	71,953	7,776
	Gav-Yam Lands Corp. Ltd.	799,301	7,106
*	OY Nofar Energy Ltd.	302,643	7,084
	Israel Canada T.R Ltd.	2,162,920	7,040
	Delta Galil Ltd.	144,097	6,795
*	Perion Network Ltd.	664,622	6,273
	IDI Insurance Co. Ltd.	121,592	5,694
	Elco Ltd.	127,296	5,650
	G City Ltd.	1,496,131	5,185
*	Delek Automotive Systems Ltd.	685,378	4,939
*	Priortech Ltd.	111,819	4,543
	AudioCodes Ltd.	348,861	3,290
			2,553,749
Italy (2.0%)
	UniCredit SpA	22,285,860	1,296,610
	Intesa Sanpaolo SpA	223,234,663	1,191,691
	Enel SpA	110,309,315	956,268
	Ferrari NV	1,757,445	804,524
[1]	Generali	17,443,799	637,531
	Eni SpA	30,276,662	433,608
	Leonardo SpA	5,690,334	295,831
	Stellantis NV	29,601,838	275,458
	Banco BPM SpA	21,404,756	238,931
	Prysmian SpA	4,105,144	225,505
	Moncler SpA	3,219,405	198,705
	Terna - Rete Elettrica Nazionale	19,925,327	198,134
	Snam SpA	32,021,126	183,785
	FinecoBank Banca Fineco SpA	8,669,689	173,488
	Mediobanca Banca di Credito Finanziario SpA	7,684,103	157,171
[2]	Poste Italiane SpA	6,349,640	128,880
	Banca Monte dei Paschi di Siena SpA	14,890,628	125,927
	BPER Banca SpA	14,986,620	121,723
	Unipol Assicurazioni SpA	5,468,124	98,080
	Tenaris SA	5,447,242	90,833
	Recordati Industria Chimica e Farmaceutica SpA	1,523,190	89,881
*,2	Nexi SpA	11,129,350	65,007
	Banca Popolare di Sondrio SPA	5,135,989	64,358
	Buzzi SpA	1,192,621	62,497
[2]	Infrastrutture Wireless Italiane SpA	4,874,800	58,216
*	Telecom Italia SpA (Registered)	145,722,103	57,711
	Hera SpA	12,081,573	57,197
	Reply SpA	318,306	56,827
	Italgas SpA	6,869,637	56,441
	A2A SpA	21,890,008	55,672
	Lottomatica Group SpA	2,409,147	54,914
	Brunello Cucinelli SpA	483,419	54,578
[1]	Davide Campari-Milano NV	6,897,249	46,282
	Iveco Group NV	2,818,096	45,022
	Banca Mediolanum SpA	3,000,542	44,858
	Banca Generali SpA	751,069	44,559
*,1	Saipem SpA	18,725,772	43,256
	Azimut Holding SpA	1,537,333	42,721
	Interpump Group SpA	1,145,532	39,289
	Amplifon SpA	1,820,192	34,837
[1]	DiaSorin SpA	297,590	34,008
[2]	Pirelli & C SpA	5,280,666	32,648
	De' Longhi SpA	973,053	30,113
*	Telecom Italia SpA (Bearer)	64,419,213	28,652
	Iren SpA	9,058,364	25,861
[2]	Technogym SpA	1,858,024	25,107
[1]	Webuild SpA	6,720,998	24,384
*,2	BFF Bank SpA	2,558,779	24,241
	Maire SpA	2,206,169	23,828

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SOL SpA	511,387	23,348
	Brembo NV	2,014,928	18,841
	ERG SpA	781,424	15,986
[2]	Enav SpA	3,542,090	15,685
*,1	Technoprobe SpA	2,432,948	15,631
*	Fincantieri SpA	1,196,493	15,588
[2]	Carel Industries SpA	749,540	15,023
[1]	MFE-MediaForEurope NV Class A	3,918,557	14,253
	ACEA SpA	600,535	14,108
	Credito Emiliano SpA	987,141	13,571
	Danieli & C Officine Meccaniche SpA	495,440	13,409
	Moltiply Group SpA	233,052	11,548
	Intercos SpA	705,564	10,620
[2]	RAI Way SpA	1,492,480	10,223
	Cementir Holding NV	610,799	10,014
	Tamburi Investment Partners SpA	1,112,246	9,521
[1]	Sesa SpA	102,681	8,679
	Banca IFIS SpA	345,631	8,660
[1]	Sanlorenzo SpA	245,968	7,896
*,1	Juventus Football Club SpA	1,875,799	6,565
	Ariston Holding NV	1,424,802	6,425
[1]	Salvatore Ferragamo SpA	1,014,771	6,358
	El.En. SpA	586,808	5,902
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	163,959	5,647
[1]	Italmobiliare SpA	195,623	5,447
	Arnoldo Mondadori Editore SpA	2,133,852	5,194
*,2	GVS SpA	1,016,592	4,937
[1]	Piaggio & C SpA	2,331,737	4,577
[1]	MARR SpA	409,075	4,525
[1]	Zignago Vetro SpA	437,685	4,403
[2]	Anima Holding SpA	549,109	3,728
[1]	MFE-MediaForEurope NV Class B	681,315	3,316
	Tinexta SpA	253,782	2,706
[1]	Alerion Cleanpower SpA	117,863	2,178
	Rizzoli Corriere Della Sera Mediagroup SpA	1,743,325	1,941
	Tenaris SA ADR	7	—
*,3	Gemina SpA	315,232	—
			9,482,101
Japan (15.5%)
	Toyota Motor Corp.	164,665,213	3,145,010
	Sony Group Corp.	84,202,755	2,221,504
	Mitsubishi UFJ Financial Group Inc.	158,672,216	1,999,132
	Hitachi Ltd.	62,275,140	1,539,162
	Sumitomo Mitsui Financial Group Inc.	52,296,879	1,247,658
	Nintendo Co. Ltd.	14,803,894	1,229,019
	Recruit Holdings Co. Ltd.	20,129,159	1,115,463
	Keyence Corp.	2,610,288	1,091,340
	Tokio Marine Holdings Inc.	26,712,689	1,070,708
	Mitsubishi Corp.	52,794,134	1,002,380
	ITOCHU Corp.	18,980,388	970,713
	Tokyo Electron Ltd.	6,248,277	930,358
	Mizuho Financial Group Inc.	36,053,122	901,423
	Mitsubishi Heavy Industries Ltd.	45,492,590	896,788
	Fast Retailing Co. Ltd.	2,567,008	844,404
	Shin-Etsu Chemical Co. Ltd.	27,079,545	824,071
	Mitsui & Co. Ltd.	40,564,702	820,264
	KDDI Corp.	42,188,266	747,729
	SoftBank Group Corp.	14,515,365	734,037
	Daiichi Sankyo Co. Ltd.	26,310,121	673,029
	Takeda Pharmaceutical Co. Ltd.	22,020,346	666,085
	Honda Motor Co. Ltd.	65,236,721	663,767
	SoftBank Corp.	387,910,540	587,004
	Hoya Corp.	4,941,035	581,393
	Fujitsu Ltd.	24,711,230	548,971
	Chugai Pharmaceutical Co. Ltd.	9,250,050	532,891
	Mitsubishi Electric Corp.	27,382,695	529,729
	Japan Tobacco Inc.	15,584,133	480,117
	Seven & i Holdings Co. Ltd.	32,451,143	477,701
	Daikin Industries Ltd.	3,989,645	454,513

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sompo Holdings Inc.	13,455,227	440,943
	Advantest Corp.	10,507,104	439,575
	NEC Corp.	17,375,080	422,959
	Nippon Telegraph & Telephone Corp.	398,044,475	416,067
	MS&AD Insurance Group Holdings Inc.	18,263,330	415,122
	Sumitomo Corp.	16,714,952	408,119
	Marubeni Corp.	22,471,094	398,382
	Canon Inc.	12,734,887	392,995
	Terumo Corp.	20,270,634	387,995
	Mitsui Fudosan Co. Ltd.	39,070,304	387,212
	Komatsu Ltd.	12,670,874	366,436
	Dai-ichi Life Holdings Inc.	49,886,108	360,200
	Panasonic Holdings Corp.	31,080,427	356,367
	Denso Corp.	26,189,764	338,161
	Murata Manufacturing Co. Ltd.	23,728,445	338,049
	FANUC Corp.	13,292,200	337,352
	FUJIFILM Holdings Corp.	16,368,486	335,266
	East Japan Railway Co.	15,316,385	332,011
	Bridgestone Corp.	7,933,635	331,746
	Oriental Land Co. Ltd.	15,414,095	326,463
	Aeon Co. Ltd.	10,898,991	322,296
	Bandai Namco Holdings Inc.	9,135,394	317,478
	Otsuka Holdings Co. Ltd.	6,451,805	314,531
	ORIX Corp.	15,457,269	310,073
	Daiwa House Industry Co. Ltd.	8,442,985	305,492
	Suzuki Motor Corp.	25,488,024	305,440
	Mitsubishi Estate Co. Ltd.	16,730,533	293,888
	Nippon Steel Corp.	13,675,950	287,847
	TDK Corp.	26,666,860	284,574
	Asahi Group Holdings Ltd.	20,495,162	283,290
	Ajinomoto Co. Inc.	13,551,774	277,189
	Kao Corp.	6,436,183	275,607
	Central Japan Railway Co.	12,924,820	271,988
	Renesas Electronics Corp.	23,174,106	271,954
	Japan Post Bank Co. Ltd.	26,308,824	270,506
	Toyota Industries Corp.	2,271,323	266,369
	Nidec Corp.	14,674,736	260,790
	Disco Corp.	1,328,686	257,074
	Japan Post Holdings Co. Ltd.	26,390,789	256,525
	Astellas Pharma Inc.	25,477,161	255,132
	SMC Corp.	783,731	253,647
	Resona Holdings Inc.	30,988,912	248,587
	Sumitomo Mitsui Trust Group Inc.	9,948,276	246,108
	Nomura Holdings Inc.	41,699,521	232,415
	Sumitomo Realty & Development Co. Ltd.	6,013,219	223,970
	Nomura Research Institute Ltd.	5,905,050	223,609
	Kyocera Corp.	18,671,304	221,287
	Secom Co. Ltd.	5,693,142	209,339
	Olympus Corp.	15,974,201	209,310
	Konami Group Corp.	1,346,780	192,342
	Nippon Yusen KK	5,870,581	191,809
	Toyota Tsusho Corp.	9,526,399	189,315
	ENEOS Holdings Inc.	38,737,996	186,494
	Asics Corp.	8,627,604	185,442
	Shionogi & Co. Ltd.	10,873,764	182,685
	Sekisui House Ltd.	7,698,512	176,990
	Nitto Denko Corp.	9,952,055	174,925
	Pan Pacific International Holdings Corp.	5,661,730	174,310
	Shimano Inc.	1,227,894	172,992
	Sumitomo Electric Industries Ltd.	10,667,126	171,457
[1]	Tokyo Gas Co. Ltd.	5,154,354	171,242
	Kirin Holdings Co. Ltd.	11,151,242	168,681
	Kansai Electric Power Co. Inc.	13,448,115	165,687
	Obic Co. Ltd.	4,704,535	164,713
	Japan Exchange Group Inc.	14,734,842	163,936
	NTT Data Group Corp.	8,196,901	162,794
	Unicharm Corp.	17,335,503	160,963
	T&D Holdings Inc.	7,408,091	157,634
	Sysmex Corp.	8,358,010	155,151
	Kajima Corp.	6,418,104	153,249

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kubota Corp.	13,055,453	151,710
[1]	Mitsui OSK Lines Ltd.	4,552,080	151,602
	Subaru Corp.	8,262,953	149,625
	Obayashi Corp.	9,569,895	148,479
	Inpex Corp.	11,656,194	145,813
	Capcom Co. Ltd.	5,017,124	145,248
	IHI Corp.	1,815,660	142,225
	Fujikura Ltd.	3,756,911	139,783
	Toray Industries Inc.	21,448,361	136,980
	West Japan Railway Co.	6,486,728	136,455
	LY Corp.	35,418,687	133,954
	Nitori Holdings Co. Ltd.	1,120,293	133,298
	Trend Micro Inc.	1,849,412	132,696
	Osaka Gas Co. Ltd.	5,131,691	130,130
	Daifuku Co. Ltd.	4,895,114	129,498
	Kikkoman Corp.	12,840,385	125,697
	Taisei Corp.	2,312,500	125,388
	Daiwa Securities Group Inc.	19,034,958	125,172
	Asahi Kasei Corp.	17,912,136	124,825
	Kawasaki Heavy Industries Ltd.	2,073,866	123,710
	Chubu Electric Power Co. Inc.	9,398,140	122,038
*	Rakuten Group Inc.	19,754,759	116,481
	Sanrio Co. Ltd.	2,892,315	115,248
	Ryohin Keikaku Co. Ltd.	3,364,333	113,716
[1]	Lasertec Corp.	1,216,817	113,128
[1]	Eisai Co. Ltd.	3,858,223	111,518
	Isuzu Motors Ltd.	8,016,066	107,804
	Nippon Paint Holdings Co. Ltd.	13,858,407	105,584
	TOPPAN Holdings Inc.	3,716,748	104,339
	Idemitsu Kosan Co. Ltd.	16,583,090	102,766
	BayCurrent Inc.	1,902,860	102,533
	SBI Holdings Inc.	3,862,800	101,570
	Sekisui Chemical Co. Ltd.	5,785,363	101,093
	Nippon Building Fund Inc.	107,766	100,029
	Makita Corp.	3,416,235	99,905
[1]	JFE Holdings Inc.	8,537,133	99,424
	Yamaha Motor Co. Ltd.	12,613,306	99,062
	Concordia Financial Group Ltd.	15,262,919	98,720
	Ebara Corp.	6,486,600	97,440
	Hikari Tsushin Inc.	346,020	95,978
	Aisin Corp.	7,502,036	95,286
	Nexon Co. Ltd.	5,956,860	93,461
	Shimadzu Corp.	3,619,728	92,656
	MatsukiyoCocokara & Co.	4,976,757	91,356
	TIS Inc.	3,156,566	91,109
	Shiseido Co. Ltd.	5,502,940	90,475
	Daito Trust Construction Co. Ltd.	810,317	90,218
	Sanwa Holdings Corp.	2,712,562	89,034
	Mitsubishi HC Capital Inc.	12,524,806	88,602
	Hulic Co. Ltd.	8,464,932	88,517
	Hankyu Hanshin Holdings Inc.	3,071,418	87,604
	MEIJI Holdings Co. Ltd.	3,555,542	87,420
	Mitsubishi Chemical Group Corp.	17,959,791	87,313
[1]	Toho Co. Ltd.	1,524,180	87,018
	Toyo Suisan Kaisha Ltd.	1,344,098	86,890
	Dai Nippon Printing Co. Ltd.	6,223,326	86,745
	Tokyu Corp.	6,973,710	84,578
	Yakult Honsha Co. Ltd.	4,095,916	84,138
	Chiba Bank Ltd.	9,417,239	83,733
	Nippon Sanso Holdings Corp.	2,559,791	81,922
	Ricoh Co. Ltd.	7,690,867	80,893
	AGC Inc.	2,580,476	80,567
	Shimizu Corp.	7,378,546	78,826
	Fuji Electric Co. Ltd.	1,771,337	78,766
	Niterra Co. Ltd.	2,510,989	78,184
[1]	Japan Real Estate Investment Corp.	98,246	77,969
	Zensho Holdings Co. Ltd.	1,259,969	77,858
	Yaskawa Electric Corp.	3,667,774	77,277
	SCREEN Holdings Co. Ltd.	1,149,326	76,427
	MINEBEA MITSUMI Inc.	5,208,880	76,342

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Omron Corp.	2,558,861	75,960
[1]	M3 Inc.	6,035,383	75,639
	Dentsu Group Inc.	3,600,155	75,481
[1]	Sumitomo Metal Mining Co. Ltd.	3,375,396	74,890
[1]	Kawasaki Kisen Kaisha Ltd.	5,421,927	74,358
	Yokogawa Electric Corp.	3,403,978	73,663
	Otsuka Corp.	3,251,288	72,111
	Hoshizaki Corp.	1,692,535	71,960
*	Nissan Motor Co. Ltd.	30,204,550	71,906
	Sojitz Corp.	2,988,976	70,713
	Ono Pharmaceutical Co. Ltd.	6,128,070	70,540
[1]	Nissin Foods Holdings Co. Ltd.	3,189,841	70,332
[1]	Shizuoka Financial Group Inc.	6,277,180	69,755
	Kyoto Financial Group Inc.	3,955,732	67,898
	Seibu Holdings Inc.	2,716,257	65,648
	Japan Metropolitan Fund Investment Corp.	98,469	65,608
	Nomura Real Estate Master Fund Inc.	65,152	64,863
	Skylark Holdings Co. Ltd.	3,090,456	64,140
	Mebuki Financial Group Inc.	13,105,420	64,035
[1]	Isetan Mitsukoshi Holdings Ltd.	4,977,537	63,984
	MonotaRO Co. Ltd.	3,313,600	63,730
	Square Enix Holdings Co. Ltd.	1,100,323	63,624
*	Tokyo Electric Power Co. Holdings Inc.	20,741,143	63,450
	SG Holdings Co. Ltd.	5,985,496	63,025
[1]	Keisei Electric Railway Co. Ltd.	6,075,251	62,951
	ZOZO Inc.	6,102,102	61,970
	Azbil Corp.	7,191,636	61,929
	Suntory Beverage & Food Ltd.	1,766,831	61,735
	Kobe Bussan Co. Ltd.	1,994,362	60,948
[1]	KDX Realty Investment Corp.	57,915	60,311
	Fukuoka Financial Group Inc.	2,267,522	59,909
	Tokyu Fudosan Holdings Corp.	8,404,590	58,864
	Oji Holdings Corp.	12,306,355	58,093
	GLP J-REIT	67,134	57,906
	Brother Industries Ltd.	3,289,676	57,811
	USS Co. Ltd.	5,776,758	57,581
	Nippon Prologis REIT Inc.	34,736	57,447
	Food & Life Cos. Ltd.	1,550,314	57,370
	Sumitomo Forestry Co. Ltd.	1,977,920	56,953
	Seiko Epson Corp.	4,082,045	56,631
[1]	Mitsui Chemicals Inc.	2,547,651	55,984
	Nippon Express Holdings Inc.	3,107,393	55,491
	Tosoh Corp.	3,911,694	55,142
	Oracle Corp. Japan	457,622	55,016
	Kobe Steel Ltd.	4,631,530	54,318
	Kintetsu Group Holdings Co. Ltd.	2,512,525	54,101
[1]	Yamato Holdings Co. Ltd.	3,809,796	54,091
	MISUMI Group Inc.	3,860,177	54,078
	Kyushu Electric Power Co. Inc.	6,065,770	54,063
	Kyowa Kirin Co. Ltd.	3,435,246	53,640
	TOTO Ltd.	2,026,396	53,433
	SCSK Corp.	2,038,496	53,318
	Japan Post Insurance Co. Ltd.	2,645,465	53,182
	Daiwa House REIT Investment Corp.	31,382	52,564
	Kyushu Railway Co.	2,004,890	51,889
	Nissan Chemical Corp.	1,773,738	51,879
	Sumitomo Chemical Co. Ltd.	21,230,668	51,321
[1]	McDonald's Holdings Co. Japan Ltd.	1,213,600	51,315
*	Rakuten Bank Ltd.	1,214,400	51,075
	Tobu Railway Co. Ltd.	2,793,479	50,975
	Haseko Corp.	3,564,994	50,917
	Kurita Water Industries Ltd.	1,536,108	50,857
	NH Foods Ltd.	1,344,515	50,760
	CyberAgent Inc.	5,913,817	50,622
	Marui Group Co. Ltd.	2,528,296	50,327
	Kuraray Co. Ltd.	4,239,885	49,528
	Tokyo Tatemono Co. Ltd.	2,737,639	49,081
	Sapporo Holdings Ltd.	879,348	48,833
	Sega Sammy Holdings Inc.	2,323,210	48,761
[1]	Odakyu Electric Railway Co. Ltd.	4,414,467	48,737

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tohoku Electric Power Co. Inc.	6,706,352	48,196
	Mazda Motor Corp.	7,987,858	47,758
	Open House Group Co. Ltd.	1,066,743	47,301
	Credit Saison Co. Ltd.	1,997,385	46,645
	Nisshin Seifun Group Inc.	3,604,692	46,507
	Medipal Holdings Corp.	2,743,570	46,492
	Orix JREIT Inc.	36,897	46,471
	Sohgo Security Services Co. Ltd.	5,866,105	46,364
	Santen Pharmaceutical Co. Ltd.	4,576,767	46,355
	Hachijuni Bank Ltd.	6,108,787	46,109
	Hirose Electric Co. Ltd.	405,558	45,874
	Tsuruha Holdings Inc.	570,057	45,855
	NOF Corp.	3,041,646	45,785
	Resonac Holdings Corp.	2,512,903	45,705
	Persol Holdings Co. Ltd.	25,210,900	45,664
	Rohto Pharmaceutical Co. Ltd.	2,725,844	45,596
	Nomura Real Estate Holdings Inc.	7,526,880	44,766
	Keio Corp.	1,634,506	44,462
	Amada Co. Ltd.	4,425,690	44,315
	Invincible Investment Corp.	107,129	44,277
	Hitachi Construction Machinery Co. Ltd.	1,479,180	44,205
	Kinden Corp.	1,692,805	43,817
	Iyogin Holdings Inc.	3,766,325	43,686
	Yamazaki Baking Co. Ltd.	1,789,614	42,841
	Lixil Corp.	3,623,826	42,702
	Taiheiyo Cement Corp.	1,580,374	42,552
[1]	ANA Holdings Inc.	2,211,593	42,483
	Kadokawa Corp.	1,575,740	42,376
	Ibiden Co. Ltd.	1,517,562	42,069
	Asahi Intecc Co. Ltd.	2,736,108	42,067
	NGK Insulators Ltd.	3,402,852	41,991
	Rohm Co. Ltd.	4,532,812	41,271
	THK Co. Ltd.	1,672,908	41,212
	Shimamura Co. Ltd.	615,846	40,978
	Fujitec Co. Ltd.	1,044,919	40,938
	Lion Corp.	3,337,784	40,911
	Gunma Bank Ltd.	4,867,158	40,591
	Electric Power Development Co. Ltd.	2,306,900	40,499
	Yokohama Rubber Co. Ltd.	1,831,827	40,053
	Yamaha Corp.	5,454,287	39,865
	Nichirei Corp.	2,881,986	39,533
	J Front Retailing Co. Ltd.	3,214,806	39,350
	Nikon Corp.	4,074,052	39,174
	Mitsubishi Gas Chemical Co. Inc.	2,553,787	38,911
	Advance Residence Investment Corp.	37,532	38,673
[1]	Hamamatsu Photonics KK	4,091,532	37,835
	United Urban Investment Corp.	35,496	37,353
[1]	Japan Airlines Co. Ltd.	2,044,989	37,050
	Horiba Ltd.	537,200	36,719
	Coca-Cola Bottlers Japan Holdings Inc.	1,952,315	36,678
	Tokyo Century Corp.	3,479,244	36,641
	Alfresa Holdings Corp.	2,419,482	36,525
[1]	Japan Steel Works Ltd.	881,628	36,328
	Toho Gas Co. Ltd.	1,214,396	36,326
	Keikyu Corp.	3,470,029	36,111
	GMO Payment Gateway Inc.	575,661	36,056
	Takasago Thermal Engineering Co. Ltd.	814,783	36,049
	Japan Hotel REIT Investment Corp.	72,625	35,914
	Cosmo Energy Holdings Co. Ltd.	871,598	35,772
	Suzuken Co. Ltd.	975,857	35,255
	Koei Tecmo Holdings Co. Ltd.	2,050,907	35,184
	Stanley Electric Co. Ltd.	1,868,037	35,005
	Sankyo Co. Ltd.	2,295,590	34,940
	COMSYS Holdings Corp.	1,542,876	34,196
	Koito Manufacturing Co. Ltd.	2,821,816	34,179
	Air Water Inc.	2,499,653	34,086
	Rinnai Corp.	1,516,214	33,961
	Keihan Holdings Co. Ltd.	1,375,849	33,697
	Toyo Seikan Group Holdings Ltd.	1,915,620	33,444
[1]	Sekisui House REIT Inc.	61,962	33,427

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zenkoku Hosho Co. Ltd.	1,534,514	33,293
	Nikkon Holdings Co. Ltd.	1,608,352	33,198
[1]	Nagoya Railroad Co. Ltd.	2,722,133	33,197
	Kewpie Corp.	1,458,305	33,170
	TechnoPro Holdings Inc.	1,482,861	33,067
	Topcon Corp.	1,447,192	32,867
	Tokyo Ohka Kogyo Co. Ltd.	1,493,673	32,861
[1]	SUMCO Corp.	4,739,326	32,683
	Kansai Paint Co. Ltd.	2,166,092	32,650
	BIPROGY Inc.	998,148	32,598
*	DeNA Co. Ltd.	1,187,735	32,111
	Sumitomo Heavy Industries Ltd.	1,533,414	31,928
	Sumitomo Rubber Industries Ltd.	2,517,263	31,701
	Hirogin Holdings Inc.	3,808,343	31,655
	Japan Prime Realty Investment Corp.	12,812	31,641
	Cosmos Pharmaceutical Corp.	490,846	31,581
	Yamaguchi Financial Group Inc.	2,662,058	31,450
	EXEO Group Inc.	2,681,460	31,312
	Kamigumi Co. Ltd.	1,272,124	31,141
	Mitsui Fudosan Logistics Park Inc.	43,543	31,079
	Kobayashi Pharmaceutical Co. Ltd.	814,501	31,073
	Sundrug Co. Ltd.	927,160	30,895
	77 Bank Ltd.	982,716	30,799
	Sankyu Inc.	701,799	30,715
	DMG Mori Co. Ltd.	1,762,218	30,630
	Iida Group Holdings Co. Ltd.	1,924,104	30,456
	Takashimaya Co. Ltd.	3,946,118	30,425
	Kokusai Electric Corp.	1,647,200	30,416
[1]	Mitsubishi Logistics Corp.	4,368,175	30,146
	Tokyo Seimitsu Co. Ltd.	526,439	29,377
	Kandenko Co. Ltd.	1,447,195	28,687
	Nishi-Nippon Financial Holdings Inc.	1,949,472	28,637
	Miura Co. Ltd.	1,343,044	28,607
	Daicel Corp.	3,358,225	28,586
	Alps Alpine Co. Ltd.	2,791,215	28,354
	Goldwin Inc.	492,698	28,247
	Internet Initiative Japan Inc.	1,513,151	28,059
	Hokuhoku Financial Group Inc.	1,559,715	27,972
	Nifco Inc.	1,121,305	27,804
	Mitsubishi Materials Corp.	1,762,732	27,803
	Yamato Kogyo Co. Ltd.	465,125	27,698
	Kakaku.com Inc.	1,564,586	27,671
	Nippon Gas Co. Ltd.	1,500,018	27,668
	Seino Holdings Co. Ltd.	1,755,988	27,636
	Japan Airport Terminal Co. Ltd.	955,794	27,491
	Tsumura & Co.	907,776	27,298
	Furukawa Electric Co. Ltd.	864,180	27,292
	Socionext Inc.	2,524,645	27,154
	Tomy Co. Ltd.	1,232,231	27,130
	Kokuyo Co. Ltd.	1,323,633	27,124
[1]	Aozora Bank Ltd.	1,956,945	27,020
	Iwatani Corp.	2,804,692	26,855
*	Mercari Inc.	1,651,287	26,760
	Toyo Tire Corp.	1,426,305	26,667
	Industrial & Infrastructure Fund Investment Corp.	32,498	26,586
	Macnica Holdings Inc.	1,892,924	26,318
	Nippon Accommodations Fund Inc.	32,240	26,300
	Amano Corp.	901,382	26,245
	Kagome Co. Ltd.	1,274,774	26,238
	Kyushu Financial Group Inc.	5,143,986	25,967
	Taiyo Yuden Co. Ltd.	1,721,545	25,965
	Yamada Holdings Co. Ltd.	8,018,178	25,841
	Nihon Kohden Corp.	2,137,734	25,823
	Nichias Corp.	766,485	25,786
	Sugi Holdings Co. Ltd.	1,227,127	25,777
	Hisamitsu Pharmaceutical Co. Inc.	848,894	25,758
	Chugin Financial Group Inc.	2,271,479	25,518
	NSK Ltd.	5,838,563	25,503
	Dexerials Corp.	2,165,828	25,446
	Toho Holdings Co. Ltd.	777,051	25,403

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Park24 Co. Ltd.	1,785,129	25,292
	Daishi Hokuetsu Financial Group Inc.	1,143,684	25,040
	LaSalle Logiport REIT	26,237	25,029
	Japan Logistics Fund Inc.	38,190	24,975
	Aeon Mall Co. Ltd.	1,292,839	24,806
	ADEKA Corp.	1,367,816	24,658
	Nagase & Co. Ltd.	1,394,736	24,566
	Hakuhodo DY Holdings Inc.	3,264,362	24,543
	Welcia Holdings Co. Ltd.	1,390,274	24,512
	Penta-Ocean Construction Co. Ltd.	4,261,319	24,446
	Makino Milling Machine Co. Ltd.	308,329	24,312
[1]	Mitsubishi Motors Corp.	8,775,750	24,295
	JTEKT Corp.	3,136,966	24,227
	Zeon Corp.	2,444,431	23,971
	Nankai Electric Railway Co. Ltd.	1,513,412	23,962
	Morinaga Milk Industry Co. Ltd.	1,005,954	23,904
	Nippon Electric Glass Co. Ltd.	1,044,626	23,902
	Nabtesco Corp.	1,578,454	23,691
	Yaoko Co. Ltd.	353,600	23,683
	JGC Holdings Corp.	2,960,227	23,676
	Sawai Group Holdings Co. Ltd.	1,640,521	23,639
	NHK Spring Co. Ltd.	2,114,011	23,494
	Maruwa Co. Ltd.	112,793	23,193
	Canon Marketing Japan Inc.	654,994	23,187
	Activia Properties Inc.	9,629	23,089
	Nissui Corp.	3,795,795	23,087
	Ulvac Inc.	676,224	22,934
	Ezaki Glico Co. Ltd.	694,172	22,902
	Fuji Soft Inc.	332,654	22,844
	INFRONEER Holdings Inc.	2,673,797	22,806
	Kyudenko Corp.	677,511	22,757
	DIC Corp.	1,160,910	22,655
	Shiga Bank Ltd.	559,332	22,491
[1]	Chugoku Electric Power Co. Inc.	4,226,354	22,468
	NSD Co. Ltd.	952,185	22,417
	Casio Computer Co. Ltd.	2,831,215	22,142
	Toda Corp.	3,455,157	22,013
	GS Yuasa Corp.	1,245,874	21,884
	SHO-BOND Holdings Co. Ltd.	609,595	21,882
	Fuyo General Lease Co. Ltd.	780,429	21,777
	Maruichi Steel Tube Ltd.	918,756	21,705
	House Foods Group Inc.	1,097,991	21,529
	AEON REIT Investment Corp.	24,582	21,514
	Bic Camera Inc.	2,003,412	21,484
	Teijin Ltd.	2,560,713	21,471
	Nippon Kayaku Co. Ltd.	2,254,958	21,245
[1]	NS Solutions Corp.	892,212	21,168
	Hazama Ando Corp.	2,108,661	21,001
	Mitsui Mining & Smelting Co. Ltd.	771,972	20,988
*	SHIFT Inc.	2,284,070	20,900
	Mori Hills REIT Investment Corp.	22,631	20,831
	Daiwabo Holdings Co. Ltd.	1,227,283	20,782
	Dowa Holdings Co. Ltd.	635,945	20,404
	Sumitomo Bakelite Co. Ltd.	876,714	20,384
	K's Holdings Corp.	2,112,464	20,231
	ABC-Mart Inc.	1,086,543	20,208
	Rakus Co. Ltd.	1,328,391	20,185
	Kose Corp.	466,613	20,125
	Relo Group Inc.	1,518,255	20,061
	Wacoal Holdings Corp.	573,229	20,007
	Senko Group Holdings Co. Ltd.	1,674,204	19,902
	Kanematsu Corp.	1,145,761	19,898
	Frontier Real Estate Investment Corp.	35,788	19,868
	Tokuyama Corp.	972,843	19,858
*	Konica Minolta Inc.	6,435,888	19,754
	Kotobuki Spirits Co. Ltd.	1,326,515	19,744
	UBE Corp.	1,344,645	19,728
	Calbee Inc.	978,651	19,685
[1]	Workman Co. Ltd.	624,680	19,684
[1]	Yoshinoya Holdings Co. Ltd.	895,620	19,631

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mabuchi Motor Co. Ltd.	1,340,236	19,580
*	Visional Inc.	322,635	19,519
	Modec Inc.	640,162	19,428
	MEITEC Group Holdings Inc.	944,115	19,379
	Comforia Residential REIT Inc.	9,912	19,269
	OBIC Business Consultants Co. Ltd.	400,795	19,267
	Nippon Shokubai Co. Ltd.	1,641,020	19,231
	Inaba Denki Sangyo Co. Ltd.	725,779	19,119
	Takara Holdings Inc.	2,356,643	19,021
	Jeol Ltd.	589,142	18,948
*	Money Forward Inc.	631,538	18,917
[1]	Ito En Ltd.	790,182	18,905
	NOK Corp.	1,366,457	18,883
	Nojima Corp.	1,047,568	18,835
	Morinaga & Co. Ltd.	1,054,844	18,808
	Resorttrust Inc.	1,817,672	18,707
	Anritsu Corp.	1,862,371	18,617
	Hulic REIT Inc.	18,160	18,588
	San-In Godo Bank Ltd.	2,089,043	18,559
[1]	NTT UD REIT Investment Corp.	19,754	18,555
	Mitsui-Soko Holdings Co. Ltd.	897,051	18,489
	GMO internet group Inc.	785,882	18,480
	Suruga Bank Ltd.	2,081,331	18,436
	Nippon Shinyaku Co. Ltd.	714,013	18,410
	Pigeon Corp.	1,506,595	18,245
	MIRAIT ONE Corp.	1,158,364	18,216
[1]	Colowide Co. Ltd.	1,441,057	18,152
	Daido Steel Co. Ltd.	2,397,645	18,066
[1]	Toridoll Holdings Corp.	601,988	18,018
	H2O Retailing Corp.	1,311,325	17,936
	SWCC Corp.	393,328	17,874
	Japan Elevator Service Holdings Co. Ltd.	819,204	17,711
	Organo Corp.	368,744	17,651
	Shikoku Electric Power Co. Inc.	2,147,452	17,648
	Kusuri no Aoki Holdings Co. Ltd.	740,147	17,627
	Tokai Carbon Co. Ltd.	2,722,036	17,565
	Fuji Corp.	1,180,026	17,548
*,1	Sharp Corp.	2,927,257	17,354
	Toyoda Gosei Co. Ltd.	903,503	17,349
	Daiwa Securities Living Investments Corp.	27,283	17,226
[1]	SBI Sumishin Net Bank Ltd.	588,600	17,176
*	PeptiDream Inc.	1,260,463	17,159
	Taiyo Holdings Co. Ltd.	463,368	17,156
	Mitsubishi Estate Logistics REIT Investment Corp.	20,997	17,144
	Toei Co. Ltd.	466,100	17,076
	Rengo Co. Ltd.	3,050,171	17,028
	SKY Perfect JSAT Holdings Inc.	2,098,808	16,967
	TOKAI Holdings Corp.	2,402,319	16,846
	Hanwa Co. Ltd.	507,970	16,842
	Toei Animation Co. Ltd.	690,900	16,707
	Aica Kogyo Co. Ltd.	720,360	16,701
	Sotetsu Holdings Inc.	1,079,648	16,461
	Sanki Engineering Co. Ltd.	642,134	16,407
	Citizen Watch Co. Ltd.	2,833,746	16,392
[1]	Mitsui E&S Co. Ltd.	1,281,707	16,354
	Tokyu REIT Inc.	13,022	16,295
	PAL GROUP Holdings Co. Ltd.	591,082	16,264
	Denka Co. Ltd.	1,187,311	16,203
	Seven Bank Ltd.	9,000,593	16,197
	Juroku Financial Group Inc.	473,210	16,007
	DCM Holdings Co. Ltd.	1,679,782	15,972
	Kaneka Corp.	649,964	15,885
	Harmonic Drive Systems Inc.	674,335	15,852
	Sangetsu Corp.	778,688	15,838
	Round One Corp.	2,551,266	15,837
	Ship Healthcare Holdings Inc.	1,085,288	15,745
	Nishi-Nippon Railroad Co. Ltd.	1,022,053	15,713
[1]	Nippon Television Holdings Inc.	677,600	15,692
	Daiwa Office Investment Corp.	7,318	15,679
	Nihon M&A Center Holdings Inc.	3,839,835	15,662

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Acom Co. Ltd.	5,588,031	15,658
	Star Asia Investment Corp.	40,612	15,563
	Mizuho Leasing Co. Ltd.	2,111,110	15,555
	Mori Trust REIT Inc.	34,936	15,507
	Yodogawa Steel Works Ltd.	381,959	15,465
	DTS Corp.	540,273	15,366
	Osaka Soda Co. Ltd.	1,473,480	15,361
	Tsubakimoto Chain Co.	1,262,718	15,340
	Japan Excellent Inc.	16,920	15,287
	Fujitsu General Ltd.	775,539	15,224
	Okumura Corp.	488,938	15,165
	Meidensha Corp.	552,000	15,165
	JVCKenwood Corp.	2,022,956	15,097
	Takeuchi Manufacturing Co. Ltd.	481,674	15,078
	OKUMA Corp.	669,452	15,040
[1]	TBS Holdings Inc.	447,600	15,015
*	Sansan Inc.	1,088,993	14,877
	Ushio Inc.	1,228,692	14,779
	Sinfonia Technology Co. Ltd.	344,214	14,718
[1]	Ain Holdings Inc.	380,270	14,657
[1]	Hokuetsu Corp.	1,912,592	14,638
	Hyakugo Bank Ltd.	3,017,710	14,628
	Kanadevia Corp.	2,274,926	14,591
	Duskin Co. Ltd.	554,517	14,576
	Max Co. Ltd.	488,367	14,403
	Nipro Corp.	1,623,311	14,385
	Kiyo Bank Ltd.	846,172	14,382
[1]	Kyoritsu Maintenance Co. Ltd.	677,410	14,377
	Simplex Holdings Inc.	678,914	14,370
	Japan Petroleum Exploration Co. Ltd.	1,994,055	14,314
	Daiseki Co. Ltd.	559,414	14,257
	Dentsu Soken Inc.	325,287	14,245
	EDION Corp.	1,061,722	14,169
	Nishimatsu Construction Co. Ltd.	380,158	14,145
	Nippon REIT Investment Corp.	24,207	14,129
	H.U. Group Holdings Inc.	719,804	14,124
	Digital Garage Inc.	446,828	14,047
	Seria Co. Ltd.	691,350	14,036
	Yonex Co. Ltd.	855,092	13,992
	Toyota Boshoku Corp.	972,136	13,949
	Mizuno Corp.	777,378	13,874
	Sumitomo Warehouse Co. Ltd.	710,816	13,807
	Kaken Pharmaceutical Co. Ltd.	484,360	13,791
	Tokyo Kiraboshi Financial Group Inc.	348,483	13,775
	Kumagai Gumi Co. Ltd.	461,331	13,748
	Fuji Oil Co. Ltd.	626,441	13,743
[1]	Create Restaurants Holdings Inc.	1,400,970	13,657
	Pilot Corp.	488,813	13,643
	Rorze Corp.	1,353,730	13,625
*	Sanken Electric Co. Ltd.	306,670	13,544
[1]	OSG Corp.	1,135,545	13,498
	Monogatari Corp.	515,615	13,444
	UACJ Corp.	396,375	13,373
	Inabata & Co. Ltd.	622,568	13,359
	Senshu Ikeda Holdings Inc.	4,022,185	13,282
	Taikisha Ltd.	809,390	13,248
	AEON Financial Service Co. Ltd.	1,595,605	13,204
	FP Corp.	611,600	13,189
	Okamura Corp.	949,673	13,186
	Arcs Co. Ltd.	655,354	13,185
	North Pacific Bank Ltd.	3,763,257	13,157
[1]	Mitsubishi Logisnext Co. Ltd.	933,589	13,114
	Takuma Co. Ltd.	1,015,115	13,080
	GungHo Online Entertainment Inc.	617,453	13,066
	Leopalace21 Corp.	3,189,423	13,066
	Kissei Pharmaceutical Co. Ltd.	495,601	13,007
	Nippon Soda Co. Ltd.	693,106	13,004
	Japan Securities Finance Co. Ltd.	1,084,320	12,975
	Shochiku Co. Ltd.	138,208	12,943
	Heiwa Real Estate REIT Inc.	14,051	12,941

Total International Stock Index Fund
		Shares	Market Value• ($000)
	As One Corp.	815,974	12,932
[1]	Sun Corp.	236,200	12,898
	Toagosei Co. Ltd.	1,365,486	12,847
*	Sumitomo Pharma Co. Ltd.	2,326,307	12,841
	JINS Holdings Inc.	204,293	12,812
	Daiichikosho Co. Ltd.	1,094,578	12,801
	Financial Partners Group Co. Ltd.	804,720	12,699
	Lintec Corp.	659,143	12,609
	Fukuoka REIT Corp.	11,523	12,608
	Heiwa Real Estate Co. Ltd.	381,591	12,575
	Izumi Co. Ltd.	545,331	12,555
	TS Tech Co. Ltd.	1,110,586	12,553
	Tokyo Steel Manufacturing Co. Ltd.	1,101,718	12,457
	Monex Group Inc.	2,470,473	12,435
	ARE Holdings Inc.	1,000,873	12,435
[1]	Fuji Media Holdings Inc.	599,245	12,409
	Nakanishi Inc.	945,654	12,346
	Aichi Financial Group Inc.	643,033	12,321
	Sumitomo Osaka Cement Co. Ltd.	451,098	12,319
	Global One Real Estate Investment Corp.	14,716	12,288
[1]	Hokuriku Electric Power Co.	2,387,219	12,268
[1]	Hoshino Resorts REIT Inc.	7,868	12,104
	Kato Sangyo Co. Ltd.	345,890	12,101
*	Hino Motors Ltd.	3,794,876	12,067
	PALTAC Corp.	433,349	12,017
	Okasan Securities Group Inc.	2,689,521	12,009
	Daihen Corp.	271,794	11,993
	CKD Corp.	821,816	11,979
	NTN Corp.	7,743,703	11,926
	Meiko Electronics Co. Ltd.	269,612	11,843
	Exedy Corp.	393,684	11,822
	MIXI Inc.	528,246	11,737
	Glory Ltd.	665,509	11,718
	JAFCO Group Co. Ltd.	691,589	11,646
[1]	Hokkaido Electric Power Co. Inc.	2,446,329	11,623
	Seiko Group Corp.	439,603	11,604
*,1	Metaplanet Inc.	4,233,000	11,537
	Itoham Yonekyu Holdings Inc.	367,012	11,502
	Heiwa Corp.	734,880	11,439
	Ferrotec Holdings Corp.	661,800	11,426
	Kureha Corp.	651,955	11,411
	Justsystems Corp.	475,420	11,378
	Nanto Bank Ltd.	414,562	11,354
	Starts Corp. Inc.	416,237	11,321
	Bunka Shutter Co. Ltd.	790,683	11,320
	Saizeriya Co. Ltd.	350,435	11,297
	Paramount Bed Holdings Co. Ltd.	700,886	11,290
	Raito Kogyo Co. Ltd.	602,404	11,204
	TKC Corp.	396,301	11,171
	Tokai Tokyo Financial Holdings Inc.	3,381,004	11,167
*	Shinko Electric Industries Co. Ltd.	269,604	11,074
	Valor Holdings Co. Ltd.	632,847	11,073
	Hokkoku Financial Holdings Inc.	296,492	11,049
	Nihon Parkerizing Co. Ltd.	1,325,898	11,045
	Dai-Dan Co. Ltd.	379,162	11,022
	Nisshinbo Holdings Inc.	1,830,370	10,941
	Joyful Honda Co. Ltd.	770,563	10,933
	Maruha Nichiro Corp.	477,727	10,916
	KYB Corp.	532,526	10,886
	Nippn Corp.	687,305	10,833
	Tadano Ltd.	1,562,430	10,825
[1]	Anycolor Inc.	418,400	10,788
	Megmilk Snow Brand Co. Ltd.	579,940	10,664
	Nisshin Oillio Group Ltd.	304,822	10,522
	Fujimi Inc.	800,778	10,482
	Musashi Seimitsu Industry Co. Ltd.	609,220	10,477
[1]	Namura Shipbuilding Co. Ltd.	736,200	10,389
	Ariake Japan Co. Ltd.	246,774	10,369
	Nippon Paper Industries Co. Ltd.	1,340,389	10,363
	Fuji Seal International Inc.	577,814	10,317

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ohsho Food Service Corp.	453,169	10,251
	Open Up Group Inc.	795,519	10,247
	FCC Co. Ltd.	499,353	10,246
	Sakata Seed Corp.	437,873	10,142
	Appier Group Inc.	1,141,200	10,069
	Royal Holdings Co. Ltd.	550,622	10,032
	Aiful Corp.	4,008,861	10,015
	Katitas Co. Ltd.	687,754	9,965
	Artience Co. Ltd.	480,852	9,923
	Seiren Co. Ltd.	637,883	9,911
	C Uyemura & Co. Ltd.	152,836	9,891
	Fukuyama Transporting Co. Ltd.	397,816	9,870
	Tamron Co. Ltd.	436,406	9,866
	Systena Corp.	3,768,052	9,856
	San-A Co. Ltd.	492,000	9,770
	Bank of Nagoya Ltd.	185,109	9,746
	U-Next Holdings Co. Ltd.	680,826	9,743
	Nitto Boseki Co. Ltd.	363,066	9,649
	Tokai Rika Co. Ltd.	647,536	9,644
	TOMONY Holdings Inc.	2,514,670	9,636
	Micronics Japan Co. Ltd.	454,260	9,624
	Musashino Bank Ltd.	433,628	9,610
	Arata Corp.	430,354	9,590
	Pola Orbis Holdings Inc.	1,044,393	9,589
	Nishimatsuya Chain Co. Ltd.	618,501	9,571
	Aichi Steel Corp.	162,100	9,554
	Noritake Co. Ltd.	363,348	9,470
	Aeon Delight Co. Ltd.	251,313	9,451
*	JMDC Inc.	417,889	9,428
	ARCLANDS Corp.	774,449	9,414
[1]	Token Corp.	100,715	9,413
	Daiei Kankyo Co. Ltd.	457,600	9,375
	MOS Food Services Inc.	359,873	9,328
	Hosiden Corp.	693,826	9,315
[1]	Towa Corp.	996,819	9,305
	Toyo Construction Co. Ltd.	988,228	9,270
	Kurabo Industries Ltd.	211,434	9,263
	Kanamoto Co. Ltd.	412,136	9,241
	Maruzen Showa Unyu Co. Ltd.	218,010	9,166
[1]	Hankyu Hanshin REIT Inc.	9,060	9,155
	Awa Bank Ltd.	475,141	9,135
	Aoyama Trading Co. Ltd.	635,837	9,131
	Takasago International Corp.	194,091	9,117
	Jaccs Co. Ltd.	343,437	9,096
	Noritsu Koki Co. Ltd.	287,703	9,085
	Maeda Kosen Co. Ltd.	628,210	8,956
	Okinawa Cellular Telephone Co.	299,983	8,895
	San-Ai Obbli Co. Ltd.	757,384	8,894
	Funai Soken Holdings Inc.	555,100	8,874
[1]	Ichigo Office REIT Investment Corp.	15,163	8,853
	Riken Keiki Co. Ltd.	473,782	8,836
	Autobacs Seven Co. Ltd.	851,408	8,835
	Sanyo Denki Co. Ltd.	128,509	8,832
	Chugoku Marine Paints Ltd.	606,882	8,815
	KH Neochem Co. Ltd.	491,350	8,708
	Mitsubishi Pencil Co. Ltd.	560,029	8,691
	Nippon Light Metal Holdings Co. Ltd.	833,115	8,686
	Toa Corp.	894,496	8,642
	KOMEDA Holdings Co. Ltd.	426,494	8,621
	Mitsubishi Shokuhin Co. Ltd.	229,118	8,577
	Heiwado Co. Ltd.	457,162	8,511
	SMS Co. Ltd.	917,090	8,500
	Kohnan Shoji Co. Ltd.	319,391	8,416
	Komeri Co. Ltd.	394,799	8,413
	Sakata INX Corp.	645,541	8,378
	Ogaki Kyoritsu Bank Ltd.	514,220	8,345
	Iino Kaiun Kaisha Ltd.	1,142,366	8,326
	CRE Logistics REIT Inc.	8,264	8,295
	Kaga Electronics Co. Ltd.	462,124	8,277
	Tocalo Co. Ltd.	716,930	8,258

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shibaura Machine Co. Ltd.	326,422	8,241
[1]	Hiday Hidaka Corp.	377,515	8,228
	Totetsu Kogyo Co. Ltd.	372,794	8,227
	Kitz Corp.	1,072,854	8,182
	Yamazen Corp.	831,818	8,179
	MCJ Co. Ltd.	869,920	8,133
	Shoei Co. Ltd.	690,852	8,114
	Chudenko Corp.	329,652	8,106
	Trusco Nakayama Corp.	541,266	8,075
	Keiyo Bank Ltd.	1,376,366	8,021
	Nichiha Corp.	394,176	7,996
	Ai Holdings Corp.	539,550	7,984
	Yellow Hat Ltd.	835,204	7,960
	United Super Markets Holdings Inc.	1,232,628	7,928
	Life Corp.	546,448	7,915
	ZERIA Pharmaceutical Co. Ltd.	480,355	7,877
	Morita Holdings Corp.	527,438	7,870
[1]	Sakura Internet Inc.	335,000	7,807
	Hyakujushi Bank Ltd.	335,146	7,785
	Japan Wool Textile Co. Ltd.	750,067	7,764
	Toyobo Co. Ltd.	1,249,086	7,749
	Hamakyorex Co. Ltd.	824,008	7,695
	Oki Electric Industry Co. Ltd.	1,154,383	7,689
	Fuji Kyuko Co. Ltd.	526,685	7,686
	Yokogawa Bridge Holdings Corp.	419,474	7,685
	Earth Corp.	212,734	7,661
	Happinet Corp.	203,390	7,633
	Infomart Corp.	2,860,979	7,626
	Ichigo Inc.	2,814,902	7,591
	Gunze Ltd.	421,718	7,583
	Adastria Co. Ltd.	370,701	7,574
	Ricoh Leasing Co. Ltd.	196,312	7,560
	Japan Lifeline Co. Ltd.	705,964	7,559
[1]	Kasumigaseki Capital Co. Ltd.	87,500	7,552
	Zuken Inc.	208,765	7,549
	Takara Standard Co. Ltd.	596,828	7,543
[1]	Mirai Corp.	25,903	7,534
*,1	Medley Inc.	312,100	7,530
[1]	Ichibanya Co. Ltd.	1,123,485	7,471
*,1	Atom Corp.	1,626,810	7,452
	Transcosmos Inc.	340,758	7,446
	Mitsuuroko Group Holdings Co. Ltd.	587,759	7,424
	SOSiLA Logistics REIT Inc.	9,579	7,411
	Showa Sangyo Co. Ltd.	348,247	7,374
	Nitto Kogyo Corp.	350,114	7,350
	Mitsui High-Tec Inc.	1,563,105	7,301
	Daio Paper Corp.	1,143,174	7,293
	Sumitomo Mitsui Construction Co. Ltd.	2,054,018	7,280
	Wacom Co. Ltd.	1,900,674	7,276
	Konoike Transport Co. Ltd.	394,232	7,238
	Sumitomo Densetsu Co. Ltd.	196,768	7,232
	Nittetsu Mining Co. Ltd.	166,228	7,229
	Eizo Corp.	505,192	7,228
	Maxell Ltd.	589,659	7,227
	Create SD Holdings Co. Ltd.	338,989	7,223
[1]	Itoki Corp.	573,000	7,206
	Cybozu Inc.	344,317	7,142
	AZ-COM MARUWA Holdings Inc.	769,079	7,114
	Megachips Corp.	218,167	7,098
	Matsui Securities Co. Ltd.	1,375,797	7,095
	Japan Aviation Electronics Industry Ltd.	442,758	7,093
	Argo Graphics Inc.	199,582	7,056
	Zacros Corp.	254,103	7,046
*	Nxera Pharma Co. Ltd.	1,119,100	7,012
	Mitsuboshi Belting Ltd.	278,250	6,977
	Doutor Nichires Holdings Co. Ltd.	372,086	6,969
	Nippon Densetsu Kogyo Co. Ltd.	458,418	6,967
	Takara Leben Real Estate Investment Corp.	11,703	6,966
	Premium Group Co. Ltd.	466,263	6,966
	Fukuda Denshi Co. Ltd.	164,054	6,962

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Kumiai Chemical Industry Co. Ltd.	1,302,956	6,957
	Shinmaywa Industries Ltd.	737,717	6,952
	Nohmi Bosai Ltd.	298,172	6,939
	JCU Corp.	314,228	6,939
[1]	HIS Co. Ltd.	581,678	6,932
	Menicon Co. Ltd.	699,972	6,926
	Hogy Medical Co. Ltd.	241,175	6,903
	Wakita & Co. Ltd.	557,767	6,892
	Taihei Dengyo Kaisha Ltd.	201,102	6,878
	Yuasa Trading Co. Ltd.	223,877	6,851
[1]	Nomura Micro Science Co. Ltd.	417,800	6,850
	Nichicon Corp.	836,848	6,846
	Mochida Pharmaceutical Co. Ltd.	316,158	6,844
[1]	Tsuburaya Fields Holdings Inc.	523,842	6,838
	Topre Corp.	559,403	6,835
	Central Automotive Products Ltd.	575,844	6,822
	Toho Bank Ltd.	2,764,223	6,818
	Fuji Co. Ltd.	465,749	6,804
	Mani Inc.	843,686	6,794
	Tri Chemical Laboratories Inc.	379,926	6,784
	WingArc1st Inc.	253,200	6,767
	Itochu Enex Co. Ltd.	626,642	6,763
	SIGMAXYZ Holdings Inc.	922,400	6,761
	Fujita Kanko Inc.	106,808	6,746
	YAMABIKO Corp.	450,448	6,741
	Eiken Chemical Co. Ltd.	432,147	6,718
	Kyokuto Kaihatsu Kogyo Co. Ltd.	399,677	6,714
	Central Glass Co. Ltd.	320,788	6,712
	Elecom Co. Ltd.	568,085	6,666
	Towa Pharmaceutical Co. Ltd.	355,182	6,591
	Tsukishima Holdings Co. Ltd.	469,077	6,583
	Nomura Co. Ltd.	1,087,887	6,567
	Konishi Co. Ltd.	834,272	6,554
	Mitani Sekisan Co. Ltd.	138,100	6,552
[1]	TSI Holdings Co. Ltd.	867,824	6,531
	Japan Material Co. Ltd.	777,590	6,519
	Tsurumi Manufacturing Co. Ltd.	280,278	6,504
	Tosei Corp.	385,033	6,489
	dip Corp.	446,025	6,481
	Okamoto Industries Inc.	182,770	6,443
	Tonami Holdings Co. Ltd.	90,689	6,443
	Nissan Shatai Co. Ltd.	870,583	6,441
	Nitta Corp.	250,509	6,440
[1]	Nextage Co. Ltd.	516,439	6,437
[1]	Nagawa Co. Ltd.	149,105	6,421
	Future Corp.	508,451	6,411
	Belc Co. Ltd.	129,551	6,407
	Yurtec Corp.	495,950	6,404
	Digital Arts Inc.	129,078	6,389
	Tsugami Corp.	515,590	6,351
	Noevir Holdings Co. Ltd.	219,252	6,339
	Galilei Co. Ltd.	315,718	6,336
	Prima Meat Packers Ltd.	393,517	6,334
	Uchida Yoko Co. Ltd.	115,466	6,317
	Nichireki Group Co. Ltd.	364,042	6,296
	Fuso Chemical Co. Ltd.	259,029	6,285
	JBCC Holdings Inc.	746,400	6,262
	Toshiba TEC Corp.	329,787	6,216
	Aisan Industry Co. Ltd.	457,281	6,180
	Nishio Holdings Co. Ltd.	214,682	6,177
[1]	Ryoyo Ryosan Holdings Inc.	367,335	6,169
	Nikkiso Co. Ltd.	736,992	6,153
	Shin Nippon Air Technologies Co. Ltd.	412,828	6,099
	Furukawa Co. Ltd.	412,017	6,094
	Shibuya Corp.	279,822	6,075
[1]	Kura Sushi Inc.	271,955	6,066
	Sinko Industries Ltd.	717,159	6,062
	T Hasegawa Co. Ltd.	300,924	6,031
	TRE Holdings Corp.	558,521	6,019
	Genky DrugStores Co. Ltd.	234,446	6,012

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Daiichi Jitsugyo Co. Ltd.	375,103	6,003
	Furuno Electric Co. Ltd.	334,523	5,961
	Totech Corp.	327,200	5,937
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,891
	Zojirushi Corp.	610,399	5,863
	ASKUL Corp.	546,816	5,820
	Nichiden Corp.	290,838	5,811
	Riso Kagaku Corp.	673,344	5,762
	Onward Holdings Co. Ltd.	1,419,325	5,747
	Tokyotokeiba Co. Ltd.	195,222	5,737
	Ringer Hut Co. Ltd.	367,469	5,735
	Idec Corp.	357,247	5,724
	Axial Retailing Inc.	750,836	5,712
	Hibiya Engineering Ltd.	232,525	5,686
[1]	Sinanen Holdings Co. Ltd.	122,269	5,686
	Shikoku Kasei Holdings Corp.	441,185	5,683
	Vital KSK Holdings Inc.	614,047	5,652
	Shibaura Mechatronics Corp.	120,200	5,638
[1]	Kisoji Co. Ltd.	344,989	5,621
	United Arrows Ltd.	355,625	5,614
	Sumitomo Riko Co. Ltd.	490,850	5,613
	One REIT Inc.	3,330	5,605
	Ishihara Sangyo Kaisha Ltd.	453,586	5,589
	IDOM Inc.	723,171	5,569
[1]	Change Holdings Inc.	583,989	5,545
	First Bank of Toyama Ltd.	717,362	5,528
	Tenma Corp.	221,244	5,520
*,1	euglena Co. Ltd.	1,726,458	5,519
	BML Inc.	264,031	5,507
	Pacific Industrial Co. Ltd.	625,172	5,490
	Broadleaf Co. Ltd.	1,131,268	5,481
[1]	Kosaido Holdings Co. Ltd.	1,582,300	5,480
	eGuarantee Inc.	440,184	5,460
	Prestige International Inc.	1,161,477	5,454
	Starzen Co. Ltd.	635,118	5,423
	Nippon Yakin Kogyo Co. Ltd.	190,595	5,413
[1]	Yamae Group Holdings Co. Ltd.	297,900	5,404
	Lifedrink Co. Inc.	454,060	5,404
	Torii Pharmaceutical Co. Ltd.	164,894	5,403
	PILLAR Corp.	212,045	5,395
	Nippon Kanzai Holdings Co. Ltd.	282,721	5,382
	TPR Co. Ltd.	360,784	5,373
[1]	TV Asahi Holdings Corp.	294,509	5,357
	Noritz Corp.	435,270	5,352
	NPR-RIKEN Corp.	322,578	5,350
	Mitsui DM Sugar Co. Ltd.	222,854	5,338
	Oiles Corp.	356,539	5,334
	Yamanashi Chuo Bank Ltd.	373,210	5,323
	Ryobi Ltd.	364,848	5,320
	Toyo Tanso Co. Ltd.	189,310	5,320
	Star Micronics Co. Ltd.	462,815	5,307
	Senshu Electric Co. Ltd.	172,300	5,306
[1]	Nagaileben Co. Ltd.	359,788	5,304
	Nippon Signal Co. Ltd.	772,242	5,298
	Nachi-Fujikoshi Corp.	247,426	5,297
	UT Group Co. Ltd.	376,487	5,292
	Meisei Industrial Co. Ltd.	538,608	5,284
	Tokyo Electron Device Ltd.	253,452	5,254
	Sekisui Jushi Corp.	400,035	5,229
	Sun Frontier Fudousan Co. Ltd.	380,927	5,213
	Computer Engineering & Consulting Ltd.	349,864	5,212
	Raksul Inc.	646,158	5,212
	Shofu Inc.	337,036	5,156
	Restar Corp.	328,708	5,153
	San ju San Financial Group Inc.	320,346	5,152
[1]	Shoei Foods Corp.	180,252	5,131
	Qol Holdings Co. Ltd.	318,732	5,125
*	Chiyoda Corp.	2,139,983	5,119
	Komori Corp.	574,194	5,114
	Japan Pulp & Paper Co. Ltd.	1,183,720	5,090

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Tama Home Co. Ltd.	181,552	5,082
	Chiba Kogyo Bank Ltd.	584,000	5,074
	Shin-Etsu Polymer Co. Ltd.	490,631	5,027
	Kameda Seika Co. Ltd.	181,126	5,022
[1]	DyDo Group Holdings Inc.	245,710	5,021
	TOA Road Corp.	469,135	5,016
	Hosokawa Micron Corp.	179,848	5,012
	Milbon Co. Ltd.	262,615	4,994
	Teikoku Sen-I Co. Ltd.	287,303	4,971
	Valqua Ltd.	234,522	4,934
	Oita Bank Ltd.	206,082	4,919
	Sato Corp.	338,620	4,900
	Tokyu Construction Co. Ltd.	842,630	4,892
	ASKA Pharmaceutical Holdings Co. Ltd.	298,959	4,876
	Mandom Corp.	508,664	4,853
	CTI Engineering Co. Ltd.	290,800	4,852
	Japan Investment Adviser Co. Ltd.	423,400	4,850
	Aida Engineering Ltd.	780,577	4,844
[1]	KeePer Technical Laboratory Co. Ltd.	166,796	4,844
	Yamagata Bank Ltd.	537,281	4,839
	A&D HOLON Holdings Co. Ltd.	386,500	4,837
	Marusan Securities Co. Ltd.	800,935	4,829
[1]	Nippon Seiki Co. Ltd.	626,626	4,798
	Oyo Corp.	255,320	4,786
	Keihanshin Building Co. Ltd.	453,767	4,780
	Hioki EE Corp.	119,636	4,770
	Itochu-Shokuhin Co. Ltd.	70,550	4,768
	Goldcrest Co. Ltd.	207,188	4,756
	Optex Group Co. Ltd.	444,050	4,751
	Transaction Co. Ltd.	266,500	4,738
	SBS Holdings Inc.	234,231	4,702
[1]	Sala Corp.	733,500	4,698
	Altech Corp.	249,300	4,683
[1]	Aeon Hokkaido Corp.	763,846	4,677
	VT Holdings Co. Ltd.	1,309,656	4,634
	TechMatrix Corp.	324,113	4,629
	Kamei Corp.	343,656	4,622
	Pack Corp.	203,068	4,616
	Nissin Corp.	136,769	4,609
	Matsuyafoods Holdings Co. Ltd.	110,743	4,608
	Iriso Electronics Co. Ltd.	257,338	4,607
	Doshisha Co. Ltd.	292,743	4,588
	Futaba Industrial Co. Ltd.	827,593	4,580
	Anicom Holdings Inc.	1,096,455	4,577
	Riken Vitamin Co. Ltd.	261,901	4,569
	Koshidaka Holdings Co. Ltd.	641,231	4,565
[1]	Piolax Inc.	297,319	4,559
	Asanuma Corp.	866,300	4,559
	Optorun Co. Ltd.	458,055	4,553
[1]	eRex Co. Ltd.	775,128	4,553
	Nippon Ceramic Co. Ltd.	240,256	4,541
	Fujibo Holdings Inc.	129,785	4,523
*,1	PKSHA Technology Inc.	227,154	4,519
	AOKI Holdings Inc.	506,780	4,516
	Nissha Co. Ltd.	526,422	4,511
	Orient Corp.	816,712	4,484
	Vision Inc.	497,285	4,482
	Tokai Corp.	303,357	4,462
	Proto Corp.	303,462	4,460
	Okinawa Financial Group Inc.	257,071	4,459
	S Foods Inc.	236,039	4,457
	SRA Holdings	146,131	4,450
	World Co. Ltd.	239,326	4,446
	en Japan Inc.	387,047	4,444
	Asahi Yukizai Corp.	169,357	4,439
	Kurimoto Ltd.	133,633	4,425
	Geo Holdings Corp.	324,820	4,417
	Belluna Co. Ltd.	640,497	4,390
	Press Kogyo Co. Ltd.	1,148,969	4,383
	JAC Recruitment Co. Ltd.	751,804	4,371

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kyokuyo Co. Ltd.	147,068	4,337
	Bando Chemical Industries Ltd.	414,307	4,331
	Miyazaki Bank Ltd.	195,822	4,324
[1]	Mirai Industry Co. Ltd.	172,546	4,291
	Joshin Denki Co. Ltd.	274,014	4,273
	Sakai Moving Service Co. Ltd.	249,568	4,269
	Procrea Holdings Inc.	372,683	4,262
	Shizuoka Gas Co. Ltd.	515,873	4,251
	METAWATER Co. Ltd.	297,743	4,247
	Furuya Metal Co. Ltd.	235,500	4,241
	Retail Partners Co. Ltd.	440,080	4,231
[1]	Sagami Holdings Corp.	348,241	4,217
	Riken Technos Corp.	597,435	4,199
	Japan Transcity Corp.	678,586	4,186
	Kyoei Steel Ltd.	296,935	4,185
[1]	ES-Con Japan Ltd.	560,865	4,176
	Bank of the Ryukyus Ltd.	549,753	4,173
	Yamaichi Electronics Co. Ltd.	296,899	4,172
	Okinawa Electric Power Co. Inc.	624,420	4,161
	Strike Co. Ltd.	202,299	4,161
	I'll Inc.	255,155	4,157
	Torishima Pump Manufacturing Co. Ltd.	299,655	4,133
[1]	Nippon Carbon Co. Ltd.	140,561	4,122
	Takamatsu Construction Group Co. Ltd.	203,164	4,116
	Avex Inc.	446,097	4,116
	Oriental Shiraishi Corp.	1,562,115	4,115
[1]	Miyaji Engineering Group Inc.	321,010	4,115
	Bank of Iwate Ltd.	200,963	4,106
	Tanseisha Co. Ltd.	563,532	4,095
	Eagle Industry Co. Ltd.	317,093	4,086
	Canon Electronics Inc.	250,032	4,075
	Daiwa Industries Ltd.	355,304	4,070
	Katakura Industries Co. Ltd.	268,866	4,065
	Ki-Star Real Estate Co. Ltd.	117,100	4,065
	ESPEC Corp.	254,346	4,061
	Matsuda Sangyo Co. Ltd.	159,251	4,051
*,1	Remixpoint Inc.	1,662,837	4,038
	Tachi-S Co. Ltd.	364,370	4,020
	Hokuto Corp.	311,814	4,015
	Pasona Group Inc.	257,141	3,989
	Hakuto Co. Ltd.	144,959	3,984
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	187,821	3,979
	Shikoku Bank Ltd.	477,185	3,967
	Mirarth Holdings Inc.	1,144,739	3,962
[1]	Starts Proceed Investment Corp.	3,333	3,954
	MARUKA FURUSATO Corp.	246,253	3,953
	m-up Holdings Inc.	298,600	3,947
	KAWADA TECHNOLOGIES Inc.	173,533	3,938
	Seika Corp.	127,834	3,934
[1]	Ise Chemicals Corp.	25,100	3,924
	Weathernews Inc.	158,144	3,923
	Roland Corp.	176,739	3,923
	Raiznext Corp.	375,262	3,920
	Plus Alpha Consulting Co. Ltd.	334,274	3,890
[1]	Mars Group Holdings Corp.	185,932	3,882
	Saibu Gas Holdings Co. Ltd.	320,597	3,862
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,851
	Shinagawa Refractories Co. Ltd.	333,900	3,851
	Curves Holdings Co. Ltd.	794,530	3,849
	Bell System24 Holdings Inc.	464,874	3,847
	Airman Corp.	295,700	3,843
	Shinnihon Corp.	332,280	3,840
	Tachibana Eletech Co. Ltd.	234,508	3,835
	Alconix Corp.	354,818	3,832
	Akita Bank Ltd.	223,049	3,818
	Halows Co. Ltd.	125,293	3,814
	JSB Co. Ltd.	149,800	3,812
*	Oisix ra daichi Inc.	369,583	3,807
[1]	Osaka Organic Chemical Industry Ltd.	225,755	3,805
	Krosaki Harima Corp.	216,560	3,801

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sintokogio Ltd.	650,953	3,794
	Takara Bio Inc.	662,320	3,791
	Marudai Food Co. Ltd.	291,057	3,790
	Seikitokyu Kogyo Co. Ltd.	347,300	3,778
	Health Care & Medical Investment Corp.	4,907	3,772
	Kanto Denka Kogyo Co. Ltd.	621,302	3,769
	Toenec Corp.	474,900	3,761
	Samty Residential Investment Corp.	5,772	3,747
[1]	Tosei REIT Investment Corp.	4,256	3,730
	GLOBERIDE Inc.	284,398	3,729
	Zenrin Co. Ltd.	441,549	3,716
*,1	Kappa Create Co. Ltd.	359,761	3,713
	RS Technologies Co. Ltd.	199,146	3,708
	Akatsuki Inc.	152,017	3,707
	Sankei Real Estate Inc.	5,981	3,701
*	RENOVA Inc.	807,855	3,700
	Iwaki Co. Ltd.	217,400	3,692
[1]	Daikokutenbussan Co. Ltd.	69,433	3,685
	HI-LEX Corp.	361,798	3,675
	Insource Co. Ltd.	572,150	3,664
[1]	ESCON Japan REIT Investment Corp.	4,652	3,664
	Sanyo Chemical Industries Ltd.	145,280	3,660
	Avant Group Corp.	293,200	3,656
	Hoosiers Holdings Co. Ltd.	439,608	3,655
	Comture Corp.	312,068	3,646
[1]	Nihon Chouzai Co. Ltd.	176,562	3,642
*	Nippon Sheet Glass Co. Ltd.	1,264,102	3,626
	Xebio Holdings Co. Ltd.	397,172	3,623
	NS United Kaiun Kaisha Ltd.	136,103	3,601
	Arisawa Manufacturing Co. Ltd.	393,200	3,583
	Ehime Bank Ltd.	488,379	3,564
	J-Oil Mills Inc.	248,151	3,563
	Chori Co. Ltd.	140,247	3,558
	K&O Energy Group Inc.	181,890	3,521
	JP-Holdings Inc.	792,102	3,517
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,517
	Septeni Holdings Co. Ltd.	1,372,900	3,514
	GREE Holdings Inc.	933,805	3,506
	Maezawa Kyuso Industries Co. Ltd.	399,779	3,504
	Unipres Corp.	498,656	3,504
	Obara Group Inc.	150,118	3,495
	Hirata Corp.	337,998	3,487
[1]	Alpen Co. Ltd.	208,002	3,466
	Topy Industries Ltd.	238,694	3,460
	Fukui Bank Ltd.	281,055	3,452
	Nippon Parking Development Co. Ltd.	2,062,338	3,441
	Nissei ASB Machine Co. Ltd.	107,573	3,426
*,1	M&A Research Institute Holdings Inc.	381,394	3,425
	Union Tool Co.	133,620	3,421
	Nippon Road Co. Ltd.	249,590	3,419
[1]	Fixstars Corp.	278,115	3,417
	Cawachi Ltd.	173,762	3,403
	gremz Inc.	205,100	3,395
	Chubu Shiryo Co. Ltd.	338,424	3,388
	Tamura Corp.	1,057,588	3,374
	M&A Capital Partners Co. Ltd.	175,182	3,371
	Yahagi Construction Co. Ltd.	330,067	3,358
	Denyo Co. Ltd.	203,700	3,356
	Sakai Chemical Industry Co. Ltd.	189,848	3,343
	France Bed Holdings Co. Ltd.	373,484	3,335
[1]	Rock Field Co. Ltd.	309,160	3,334
[1]	SRE Holdings Corp.	135,069	3,333
	JCR Pharmaceuticals Co. Ltd.	952,875	3,321
	Siix Corp.	450,535	3,318
	Matsuya Co. Ltd.	525,337	3,318
	Asahi Diamond Industrial Co. Ltd.	641,345	3,315
[1]	West Holdings Corp.	298,700	3,307
	Yondoshi Holdings Inc.	268,144	3,305
	Shinwa Co. Ltd.	155,776	3,304
	Miroku Jyoho Service Co. Ltd.	254,301	3,301

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Anest Iwata Corp.	422,258	3,300
	St. Marc Holdings Co. Ltd.	180,878	3,299
	Hochiki Corp.	191,721	3,281
	G-Tekt Corp.	284,995	3,272
	Chofu Seisakusho Co. Ltd.	259,286	3,271
	J Trust Co. Ltd.	1,192,447	3,270
[1]	Toyo Gosei Co. Ltd.	96,534	3,267
[1]	Toho Titanium Co. Ltd.	456,586	3,255
	Yokorei Co. Ltd.	544,764	3,254
	Fujicco Co. Ltd.	285,097	3,238
	Chubu Steel Plate Co. Ltd.	215,800	3,223
[1]	Daiho Corp.	574,245	3,221
	Okabe Co. Ltd.	516,098	3,209
[1]	Sanyo Electric Railway Co. Ltd.	226,820	3,206
[1]	giftee Inc.	294,100	3,196
	Shibusawa Logistics Corp.	142,681	3,185
[1]	Gift Holdings Inc.	125,300	3,178
[1]	PHC Holdings Corp.	470,689	3,176
	Stella Chemifa Corp.	121,524	3,174
	Genki Global Dining Concepts Corp.	135,783	3,133
	JM Holdings Co. Ltd.	181,368	3,130
[1]	Key Coffee Inc.	216,085	3,126
	Okura Industrial Co. Ltd.	107,758	3,119
[1]	Nittoku Co. Ltd.	219,500	3,118
	Dai Nippon Toryo Co. Ltd.	349,371	3,107
	Godo Steel Ltd.	119,185	3,107
	Gakken Holdings Co. Ltd.	440,173	3,104
*	Istyle Inc.	940,643	3,099
	Osaki Electric Co. Ltd.	520,309	3,097
	GMO Financial Holdings Inc.	574,900	3,095
[1]	Imperial Hotel Ltd.	491,300	3,091
	Cosel Co. Ltd.	408,624	3,079
	Nihon Nohyaku Co. Ltd.	531,073	3,071
	Ryoden Corp.	181,200	3,068
	LEC Inc.	348,890	3,068
	Fukuda Corp.	82,095	3,058
	Onoken Co. Ltd.	291,155	3,049
	Tochigi Bank Ltd.	1,345,380	3,047
	Sodick Co. Ltd.	573,043	3,012
[1]	Aichi Corp.	332,120	2,989
	Daito Pharmaceutical Co. Ltd.	204,041	2,974
	Ines Corp.	258,465	2,971
	Tokushu Tokai Paper Co. Ltd.	112,788	2,946
[1]	OSAKA Titanium Technologies Co. Ltd.	253,808	2,939
	Daikyonishikawa Corp.	735,638	2,936
[1]	Komehyo Holdings Co. Ltd.	145,700	2,931
	FULLCAST Holdings Co. Ltd.	261,365	2,926
	Hokkaido Gas Co. Ltd.	748,025	2,924
[1]	BRONCO BILLY Co. Ltd.	116,560	2,915
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	2,914
	Aiphone Co. Ltd.	165,502	2,913
	Software Service Inc.	32,900	2,899
	NEC Capital Solutions Ltd.	102,099	2,896
	Wellneo Sugar Co. Ltd.	174,161	2,886
	MEC Co. Ltd.	174,170	2,883
	Nippon Fine Chemical Co. Ltd.	191,500	2,867
[1]	Management Solutions Co. Ltd.	208,738	2,826
	TOC Co. Ltd.	636,591	2,816
	Carta Holdings Inc.	263,800	2,815
	Link & Motivation Inc.	699,073	2,805
	Neturen Co. Ltd.	431,335	2,802
	JDC Corp.	828,209	2,790
	S&B Foods Inc.	140,600	2,785
	Honeys Holdings Co. Ltd.	244,678	2,777
	Sumida Corp.	417,594	2,767
	KPP Group Holdings Co. Ltd.	605,209	2,767
	Daiki Aluminium Industry Co. Ltd.	421,252	2,766
	Aizawa Securities Group Co. Ltd.	305,889	2,761
	Base Co. Ltd.	126,088	2,741
	Kyokuto Securities Co. Ltd.	281,695	2,732

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Nafco Co. Ltd.	214,500	2,726
	Mitsuba Corp.	462,915	2,718
	Toyo Corp.	280,950	2,705
[1]	Shin Nippon Biomedical Laboratories Ltd.	267,904	2,703
[1]	FP Partner Inc.	157,634	2,703
	Tekken Corp.	138,546	2,689
[1]	Okuwa Co. Ltd.	419,021	2,675
[1]	Universal Entertainment Corp.	340,800	2,664
	Chiyoda Co. Ltd.	310,478	2,657
[1]	Fujio Food Group Inc.	315,780	2,656
	Softcreate Holdings Corp.	193,126	2,656
	Enplas Corp.	92,893	2,631
	Chiyoda Integre Co. Ltd.	138,244	2,623
	Nippon Thompson Co. Ltd.	765,699	2,613
	Mitsubishi Research Institute Inc.	83,124	2,610
	TDC Soft Inc.	294,221	2,606
	Yokowo Co. Ltd.	300,479	2,575
	Kenko Mayonnaise Co. Ltd.	191,385	2,565
[1]	Osaka Steel Co. Ltd.	152,791	2,565
	Santec Holdings Corp.	87,806	2,559
	Sparx Group Co. Ltd.	251,531	2,544
	Seikagaku Corp.	510,460	2,537
	Nippon Denko Co. Ltd.	1,349,547	2,535
	Midac Holdings Co. Ltd.	158,590	2,533
	Koatsu Gas Kogyo Co. Ltd.	380,038	2,520
	Bank of Saga Ltd.	164,667	2,518
	Mie Kotsu Group Holdings Inc.	717,819	2,513
	Moriroku Co. Ltd.	162,290	2,504
	EM Systems Co. Ltd.	472,691	2,492
[1]	Daikoku Denki Co. Ltd.	137,400	2,484
	FIDEA Holdings Co. Ltd.	236,338	2,481
	Shinsho Corp.	186,372	2,457
	Shinko Shoji Co. Ltd.	390,329	2,433
	Fudo Tetra Corp.	148,629	2,429
	Pacific Metals Co. Ltd.	199,878	2,426
	Kyodo Printing Co. Ltd.	324,960	2,420
	Daido Metal Co. Ltd.	688,152	2,387
	Feed One Co. Ltd.	373,489	2,372
	Komatsu Matere Co. Ltd.	438,972	2,369
	Shima Seiki Manufacturing Ltd.	385,864	2,367
	Icom Inc.	124,497	2,359
*,1	Miyakoshi Holdings Inc.	268,400	2,342
	Ichiyoshi Securities Co. Ltd.	460,586	2,340
[1]	Kojima Co. Ltd.	314,692	2,329
	Toyo Kanetsu KK	93,614	2,326
	Koa Corp.	398,098	2,303
	CMK Corp.	828,954	2,293
	ZIGExN Co. Ltd.	736,800	2,293
	Rheon Automatic Machinery Co. Ltd.	281,044	2,290
	Tomoku Co. Ltd.	133,390	2,286
	Fujiya Co. Ltd.	138,283	2,282
	JSP Corp.	165,438	2,281
	Chuo Spring Co. Ltd.	221,225	2,277
	Artnature Inc.	404,295	2,264
	G-7 Holdings Inc.	226,666	2,264
*	Net Protections Holdings Inc.	676,400	2,212
	Fukui Computer Holdings Inc.	89,428	2,210
	Hokkan Holdings Ltd.	173,203	2,205
	Hisaka Works Ltd.	307,599	2,197
	Yukiguni Factory Co. Ltd.	270,244	2,194
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	2,188
	Kanagawa Chuo Kotsu Co. Ltd.	84,185	2,176
	Nihon Tokushu Toryo Co. Ltd.	208,125	2,171
	Kyosan Electric Manufacturing Co. Ltd.	646,469	2,168
[1]	Gamecard-Joyco Holdings Inc.	135,500	2,161
	Takaoka Toko Co. Ltd.	133,552	2,148
[1]	YA-MAN Ltd.	359,168	2,147
	Murakami Corp.	54,912	2,132
	Tayca Corp.	234,080	2,131
[1]	Pharma Foods International Co. Ltd.	332,248	2,130

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ichikoh Industries Ltd.	765,374	2,108
	Vector Inc.	336,989	2,096
	LITALICO Inc.	238,166	2,080
	MTI Ltd.	364,331	2,058
*	Nippon Chemi-Con Corp.	301,135	2,058
	Tv Tokyo Holdings Corp.	73,882	2,054
	Nippon Rietec Co. Ltd.	180,002	2,038
	Nichiban Co. Ltd.	141,256	2,021
*	Jamco Corp.	159,891	2,019
	Alpha Systems Inc.	88,028	2,014
[1]	Yamashin-Filter Corp.	548,996	2,014
[1]	Ministop Co. Ltd.	156,638	2,009
	COLOPL Inc.	605,174	2,008
	Towa Bank Ltd.	465,921	2,000
	Kanaden Corp.	194,943	1,997
[1]	Taki Chemical Co. Ltd.	90,555	1,993
	Digital Holdings Inc.	205,480	1,990
	ST Corp.	189,179	1,988
	Tohokushinsha Film Corp.	491,000	1,982
	CAC Holdings Corp.	134,644	1,951
	Intage Holdings Inc.	165,401	1,945
	Kintetsu Department Store Co. Ltd.	138,678	1,938
	Toa Corp. (XTKS)	296,666	1,927
	Giken Ltd.	190,321	1,910
	Sankyo Seiko Co. Ltd.	428,767	1,910
[1]	Elan Corp.	378,380	1,908
	Tokyo Energy & Systems Inc.	241,520	1,907
	Fuji Pharma Co. Ltd.	198,497	1,905
	Rokko Butter Co. Ltd.	213,888	1,897
	Solasto Corp.	611,155	1,888
	YAKUODO Holdings Co. Ltd.	132,538	1,883
	DKS Co. Ltd.	101,388	1,870
	Yorozu Corp.	260,310	1,867
[1]	Studio Alice Co. Ltd.	124,687	1,841
	WATAMI Co. Ltd.	231,805	1,828
	Riso Kyoiku Co. Ltd.	1,066,782	1,819
	World Holdings Co. Ltd.	127,683	1,789
	Marvelous Inc.	537,089	1,782
	Daisyo Corp.	222,393	1,775
	Central Security Patrols Co. Ltd.	93,714	1,769
	V Technology Co. Ltd.	124,471	1,754
	CTS Co. Ltd.	311,985	1,750
*,1	PIA Corp.	93,311	1,725
[1]	Sumiseki Holdings Inc.	342,100	1,708
	Maxvalu Tokai Co. Ltd.	80,432	1,707
*	Furukawa Battery Co. Ltd.	175,704	1,695
	Sankyo Tateyama Inc.	377,679	1,687
	Arakawa Chemical Industries Ltd.	225,785	1,679
	Amvis Holdings Inc.	521,400	1,679
	Aeon Fantasy Co. Ltd.	101,124	1,667
*,1	TerraSky Co. Ltd.	93,465	1,664
	Nitto Kohki Co. Ltd.	139,121	1,663
	Hodogaya Chemical Co. Ltd.	158,168	1,649
*,1	Demae-Can Co. Ltd.	967,200	1,618
	Fuso Pharmaceutical Industries Ltd.	95,427	1,605
	Pronexus Inc.	186,349	1,592
	Futaba Corp.	445,067	1,584
[1]	Inui Global Logistics Co. Ltd.	154,746	1,579
	Asahi Co. Ltd.	162,896	1,576
	Shindengen Electric Manufacturing Co. Ltd.	108,671	1,572
	S-Pool Inc.	746,944	1,568
*,1	Sourcenext Corp.	1,100,215	1,556
	Tsubaki Nakashima Co. Ltd.	542,554	1,544
	Sanshin Electronics Co. Ltd.	109,705	1,519
	Nihon Trim Co. Ltd.	52,483	1,511
	Amuse Inc.	132,922	1,509
	Advan Group Co. Ltd.	263,772	1,502
[1]	Inaba Seisakusho Co. Ltd.	125,842	1,498
	Iseki & Co. Ltd.	203,126	1,467
	FAN Communications Inc.	486,696	1,430

Total International Stock Index Fund
		Shares	Market Value• ($000)
	BrainPad Inc.	190,223	1,412
	Oro Co. Ltd.	83,683	1,401
	Ebase Co. Ltd.	373,436	1,396
	Achilles Corp.	146,074	1,378
	Sanoh Industrial Co. Ltd.	317,394	1,375
	WDB Holdings Co. Ltd.	106,899	1,364
[1]	Central Sports Co. Ltd.	79,194	1,331
	Nippon Sharyo Ltd.	91,993	1,300
*	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,277
	Tsutsumi Jewelry Co. Ltd.	77,799	1,261
*	KNT-CT Holdings Co. Ltd.	151,843	1,252
	Nisso Holdings Co. Ltd.	255,817	1,236
	Yushin Co.	268,460	1,199
	Taiho Kogyo Co. Ltd.	262,688	1,198
	Nakayama Steel Works Ltd.	234,714	1,198
	Buffalo Inc.	82,770	1,198
*	Optim Corp.	260,869	1,195
[1]	SBI ARUHI Corp.	215,427	1,189
	ValueCommerce Co. Ltd.	207,007	1,176
	Yondenko Corp.	124,000	1,169
	Cleanup Corp.	257,855	1,166
[1]	Kitanotatsujin Corp.	1,151,561	1,157
	Gecoss Corp.	140,142	1,145
	Shimadaya Corp.	86,370	1,131
	GMO GlobalSign Holdings KK	72,442	1,125
	Airport Facilities Co. Ltd.	239,260	1,119
[1]	Shimojima Co. Ltd.	128,603	1,111
*,1	Japan Display Inc.	9,015,514	1,076
	Kanamic Network Co. Ltd.	351,700	1,030
[1]	Airtrip Corp.	153,912	1,017
	Corona Corp. Class A	154,272	993
	Media Do Co. Ltd.	80,500	986
	Ohara Inc.	135,380	980
	Tess Holdings Co. Ltd.	409,800	958
	Atrae Inc.	190,634	938
	LIFULL Co. Ltd.	834,555	886
[1]	CHIMNEY Co. Ltd.	101,308	866
	Takamiya Co. Ltd.	274,861	738
	Fibergate Inc.	101,146	701
	Tosho Co. Ltd.	178,618	687
*,1	Open Door Inc.	155,953	665
	Tokyo Individualized Educational Institute Inc.	275,749	605
*,1	FDK Corp.	159,222	424
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	581	10
			72,889,459
Kuwait (0.3%)
	Kuwait Finance House KSCP	174,571,609	412,239
	National Bank of Kuwait SAKP	117,392,480	365,080
	Boubyan Bank KSCP	25,111,486	55,649
	Mobile Telecommunications Co. KSCP	31,678,622	48,934
	Gulf Bank KSCP	31,327,192	34,383
	Mabanee Co. KPSC	10,068,819	26,031
*	Warba Bank KSCP	35,307,098	25,600
	National Industries Group Holding SAK	26,032,118	21,172
	Agility Public Warehousing Co. KSC	21,943,982	18,846
*	Al Ahli Bank of Kuwait KSCP	16,504,120	16,352
	Gulf Cables & Electrical Industries Group Co. KSCP	1,883,264	13,872
	Kuwait Real Estate Co. KSC	10,950,801	13,440
	Boursa Kuwait Securities Co. KPSC	1,404,462	12,433
	Boubyan Petrochemicals Co. KSCP	5,476,112	12,416
	Commercial Real Estate Co. KSC	20,380,545	11,113
	Humansoft Holding Co. KSC	1,377,693	10,670
	Burgan Bank SAK	14,273,696	10,500
	Kuwait International Bank KSCP	14,072,644	10,402
*	Salhia Real Estate Co. KSCP	6,148,462	9,029
	Kuwait Telecommunications Co.	4,610,076	8,153
*	Kuwait Projects Co. Holding KSCP	26,264,973	7,982
	Jazeera Airways Co. KSCP	1,136,931	4,136

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	National Real Estate Co. KPSC	15,422,762	4,031
			1,152,463
Malaysia (0.5%)
	Malayan Banking Bhd.	107,661,868	249,486
	Public Bank Bhd.	210,564,915	218,283
	Tenaga Nasional Bhd.	65,244,350	209,835
	CIMB Group Holdings Bhd.	118,565,823	195,859
	Gamuda Bhd.	72,452,224	71,385
	IHH Healthcare Bhd.	43,011,702	68,936
	Press Metal Aluminium Holdings Bhd.	52,248,788	59,384
	SD Guthrie Bhd.	51,394,469	56,521
	Petronas Gas Bhd.	12,888,312	52,252
	MISC Bhd.	30,001,102	52,168
	Celcomdigi Bhd.	56,011,980	49,631
	AMMB Holdings Bhd.	41,237,520	49,337
	RHB Bank Bhd.	28,585,069	44,091
	Hong Leong Bank Bhd.	8,816,882	40,867
	Sunway Bhd.	34,498,500	36,365
	Kuala Lumpur Kepong Bhd.	7,906,344	35,973
	IOI Corp. Bhd.	42,168,938	35,748
	Maxis Bhd.	41,469,261	35,656
	Petronas Chemicals Group Bhd.	39,724,058	33,895
	Axiata Group Bhd.	63,833,335	31,067
	YTL Corp. Bhd.	67,345,600	29,952
	YTL Power International Bhd.	36,057,400	28,564
	PPB Group Bhd.	9,764,345	28,134
	Sime Darby Bhd.	55,641,174	26,815
	QL Resources Bhd.	22,967,446	25,548
	IJM Corp. Bhd.	48,127,621	25,349
	Telekom Malaysia Bhd.	16,046,498	25,289
[2]	MR DIY Group M Bhd.	64,190,000	25,026
	Genting Bhd.	30,077,918	22,330
	Petronas Dagangan Bhd.	4,851,140	22,188
	KPJ Healthcare Bhd.	33,179,667	22,118
	TIME dotCom Bhd.	17,495,385	20,881
	United Plantations Bhd.	3,873,150	20,562
	Inari Amertron Bhd.	43,266,878	19,320
	Nestle Malaysia Bhd.	903,270	18,203
	Dialog Group Bhd.	52,921,559	17,920
	Bursa Malaysia Bhd.	9,668,808	16,561
	Genting Malaysia Bhd.	40,050,219	15,929
	Alliance Bank Malaysia Bhd.	15,426,453	15,653
	My EG Services Bhd.	73,878,462	15,404
	Sime Darby Property Bhd.	53,495,876	15,365
	Frontken Corp. Bhd.	18,315,750	14,903
*	Top Glove Corp. Bhd.	70,496,698	14,370
	Fraser & Neave Holdings Bhd.	2,239,608	14,024
	Hong Leong Financial Group Bhd.	3,365,259	13,393
	Hartalega Holdings Bhd.	25,209,494	13,036
	Yinson Holdings Bhd.	29,944,204	12,979
	Heineken Malaysia Bhd.	2,078,484	12,703
	IGB REIT	22,873,800	12,408
	Axis REIT	23,364,201	10,343
*	99 Speed Mart Retail Holdings Bhd.	19,609,100	10,212
	SP Setia Bhd. Group	39,542,078	10,070
	Carlsberg Brewery Malaysia Bhd.	2,102,506	9,203
	IOI Properties Group Bhd.	21,513,200	9,133
	Kossan Rubber Industries Bhd.	21,281,386	9,037
*	Tanco Holdings Bhd.	42,040,500	8,381
	ViTrox Corp. Bhd.	11,506,900	8,348
	Bank Islam Malaysia Bhd.	14,435,700	8,202
	VS Industry Bhd.	43,276,996	7,888
	Scientex Bhd.	9,029,324	7,322
	Eco World Development Group Bhd.	15,562,100	6,786
	Mega First Corp. Bhd.	7,278,700	6,690
	Sunway Construction Group Bhd.	6,296,500	6,511
	Mah Sing Group Bhd.	23,404,900	6,342
	Bumi Armada Bhd.	53,499,305	6,080
	CTOS Digital Bhd.	25,856,900	5,931

Total International Stock Index Fund
		Shares	Market Value• ($000)
	MBSB Bhd.	34,198,984	5,673
	Pavilion REIT	16,751,700	5,628
	Malaysian Pacific Industries Bhd.	1,119,100	4,867
*	Supermax Corp. Bhd.	26,014,251	4,801
	Pentamaster Corp. Bhd.	7,735,550	4,553
*	Greatech Technology Bhd.	13,275,600	4,486
	Nationgate Holdings Bhd.	13,730,200	4,344
*	Berjaya Corp. Bhd.	58,528,190	3,999
	Padini Holdings Bhd.	7,518,741	3,639
	UEM Sunrise Bhd.	21,675,755	3,615
	Bermaz Auto Bhd.	13,528,601	3,293
	Malaysian Resources Corp. Bhd.	30,545,901	3,263
	British American Tobacco Malaysia Bhd.	2,123,069	3,175
	Sports Toto Bhd.	9,749,179	3,110
	Hibiscus Petroleum Bhd.	8,459,940	3,041
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,889
	D&O Green Technologies Bhd.	8,914,100	2,688
	Velesto Energy Bhd.	68,803,212	2,473
*	UWC Bhd.	5,500,300	2,462
*	Dagang NeXchange Bhd.	39,794,900	2,397
	Cahya Mata Sarawak Bhd.	10,915,070	2,383
	DRB-Hicom Bhd.	11,974,631	2,318
*	WCT Holdings Bhd.	14,807,777	2,273
	HAP Seng Consolidated Bhd.	3,535,329	2,264
*	Chin Hin Group Bhd.	4,403,831	2,088
	FGV Holdings Bhd.	8,165,200	2,065
*	Astro Malaysia Holdings Bhd.	25,451,664	1,036
*,2	Lotte Chemical Titan Holding Bhd.	2,913,147	298
*	PMB Technology Bhd.	44,765	15
			2,417,281
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	41,017,874	352,481
	America Movil SAB de CV Class B	316,295,459	272,901
	Fomento Economico Mexicano SAB de CV	24,682,980	259,750
	Grupo Mexico SAB de CV Class B	44,853,286	233,066
	Wal-Mart de Mexico SAB de CV	73,195,100	231,971
	Cemex SAB de CV	195,223,100	120,456
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,013,938	101,800
	Grupo Bimbo SAB de CV Class A	30,394,000	92,420
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,689,395	85,193
*	Grupo Financiero Inbursa SAB de CV	33,065,333	84,996
	Arca Continental SAB de CV	7,686,552	80,889
	Coca-Cola Femsa SAB de CV	7,446,754	70,140
	Grupo Carso SAB de CV	7,672,400	53,342
*	Industrias Penoles SAB de CV	2,664,187	53,132
	Fibra Uno Administracion SA de CV	40,310,849	51,985
	Prologis Property Mexico SA de CV	14,028,372	49,967
	Gruma SAB de CV Class B	2,501,098	47,796
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,859,914	42,621
	Alfa SAB de CV Class A	54,936,456	40,144
	Corp. Inmobiliaria Vesta SAB de CV	12,045,333	32,837
	Promotora y Operadora de Infraestructura SAB de CV	2,871,320	32,112
	Qualitas Controladora SAB de CV	2,850,412	31,410
[2]	Banco del Bajio SA	11,464,837	27,454
	Gentera SAB de CV	14,039,128	24,512
	Regional SAB de CV	3,427,366	24,000
	Grupo Comercial Chedraui SA de CV	3,511,271	22,709
	Kimberly-Clark de Mexico SAB de CV Class A	11,756,741	20,725
	GCC SAB de CV	2,274,523	19,074
[2]	FIBRA Macquarie Mexico	10,911,370	17,104
	Alsea SAB de CV	7,277,821	16,463
	Bolsa Mexicana de Valores SAB de CV	6,599,341	13,848
	Operadora De Sites Mexicanos SAB de CV	16,770,404	13,794
	El Puerto de Liverpool SAB de CV	2,772,758	12,728
	Genomma Lab Internacional SAB de CV Class B	10,285,608	12,090
	Grupo Aeroportuario del Pacifico SAB de CV ADR	58,499	12,022
	Cemex SAB de CV ADR	1,922,143	11,860
	Grupo Televisa SAB	31,253,018	11,379
	Megacable Holdings SAB de CV	4,453,849	10,899

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fibra MTY SAPI de CV	17,743,171	10,885
	Orbia Advance Corp. SAB de CV	13,410,697	8,965
	Becle SAB de CV	7,476,256	8,666
*	Controladora Alpek SAB de CV	54,754,756	8,432
	La Comer SAB de CV	4,228,883	7,985
*,2	Grupo Traxion SAB de CV Class A	5,657,124	4,740
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,696,012	4,726
*,2	Nemak SAB de CV	29,415,715	4,335
	Concentradora Fibra Danhos SA de CV	3,361,977	3,796
	Alpek SAB de CV Class A	5,937,517	3,028
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	2,439
	Grupo Rotoplas SAB de CV	3,576,264	2,208
[3]	Sempra	2	—
			2,762,275
Netherlands (2.4%)
	ASML Holding NV	5,513,545	3,690,998
	Prosus NV	18,023,916	845,044
	ING Groep NV	41,928,292	814,219
*,2	Adyen NV	424,946	687,653
	Wolters Kluwer NV	3,350,196	591,507
	Koninklijke Ahold Delhaize NV	12,856,019	527,856
	Heineken NV	3,900,156	349,123
	Universal Music Group NV	11,388,097	334,872
	ASM International NV	660,430	322,810
*	Koninklijke Philips NV	11,289,488	286,525
	DSM-Firmenich AG	2,452,635	266,438
	Koninklijke KPN NV	53,344,287	248,150
	NN Group NV	3,863,256	236,896
	ArcelorMittal SA	6,870,113	203,161
[2]	Euronext NV	1,112,436	185,940
	Akzo Nobel NV	2,415,557	152,505
[2]	ABN AMRO Bank NV	7,006,156	145,187
	Heineken Holding NV	1,830,040	143,090
	ASR Nederland NV	2,071,417	130,704
	BE Semiconductor Industries NV	1,106,454	119,833
	Aegon Ltd.	18,563,507	119,400
[1]	Exor NV	1,248,459	117,873
	IMCD NV	834,028	110,910
	Randstad NV	1,515,589	60,835
*,2	Just Eat Takeaway.com NV	2,626,932	57,491
*	InPost SA	3,395,820	57,362
*,2	CVC Capital Partners plc	2,988,451	53,323
	JDE Peet's NV	2,161,726	52,333
	Arcadis NV	1,028,700	49,883
	Aalberts NV	1,383,967	45,957
	SBM Offshore NV	1,967,457	41,364
[2]	Signify NV	1,763,834	36,563
	Koninklijke Vopak NV	847,122	35,029
[2]	CTP NV	1,630,256	30,621
	Van Lanschot Kempen NV	464,497	27,121
	Allfunds Group plc	4,600,906	25,974
*	Koninklijke BAM Groep NV	3,798,850	25,733
[1]	TKH Group NV	600,428	23,723
*,1	Galapagos NV	718,200	19,557
	Fugro NV	1,643,656	19,276
	Corbion NV	861,872	18,431
	Eurocommercial Properties NV	612,358	17,695
	APERAM SA	598,151	17,405
*,1,2	Basic-Fit NV	728,548	16,560
*	Havas NV	9,384,390	15,611
	Flow Traders Ltd.	462,948	13,707
	OCI NV	1,608,585	13,365
*	Wereldhave NV	598,986	11,314
	NSI NV	343,519	8,413
	Sligro Food Group NV	606,788	8,197
[1]	PostNL NV	4,775,184	4,876
*,1	TomTom NV	902,279	4,769
[1]	Brunel International NV	301,735	3,183
			11,446,365

Total International Stock Index Fund
		Shares	Market Value• ($000)
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,197,278	165,364
[1]	Auckland International Airport Ltd.	23,652,752	105,670
[1]	Infratil Ltd.	13,684,610	85,771
	Contact Energy Ltd.	11,398,137	60,045
	Meridian Energy Ltd.	17,775,512	57,862
	EBOS Group Ltd.	2,223,027	48,381
	a2 Milk Co. Ltd.	8,430,573	44,106
	Mainfreight Ltd.	1,146,070	37,821
	Spark New Zealand Ltd.	26,324,355	32,614
[1]	Mercury NZ Ltd.	9,812,760	32,562
*	Fletcher Building Ltd.	14,781,028	26,912
	Summerset Group Holdings Ltd.	3,268,991	20,919
	Goodman Property Trust	14,665,734	15,987
*	Ryman Healthcare Ltd.	11,100,595	14,560
	Freightways Group Ltd.	2,402,478	14,045
	Precinct Properties Group	18,566,994	11,916
	Kiwi Property Group Ltd.	22,857,642	11,207
	Genesis Energy Ltd.	7,925,187	10,356
	a2 Milk Co. Ltd. (XNZE)	1,786,600	9,301
[1]	Vector Ltd.	3,496,108	8,255
	Air New Zealand Ltd.	21,127,673	7,281
*	SKYCITY Entertainment Group Ltd.	10,633,174	7,219
[1]	Argosy Property Ltd.	11,785,271	7,006
	Stride Property Group	7,819,507	5,116
[1]	Scales Corp. Ltd.	1,556,778	3,846
	SKY Network Television Ltd.	1,833,530	2,687
*	Fletcher Building Ltd. (XASX)	312,070	562
			847,371
Norway (0.5%)
	DNB Bank ASA	13,972,545	349,287
	Equinor ASA	11,608,274	262,761
	Kongsberg Gruppen ASA	1,051,303	169,374
	Telenor ASA	8,766,840	131,678
	Mowi ASA	6,257,358	114,738
	Orkla ASA	10,130,758	112,983
	Norsk Hydro ASA	18,453,100	97,883
	Aker BP ASA	4,373,190	93,882
	Yara International ASA	2,298,849	74,606
	Storebrand ASA	5,962,910	71,994
[1]	Gjensidige Forsikring ASA	2,382,158	55,740
	SpareBank 1 Sor-Norge ASA	3,346,773	53,405
*	TOMRA Systems ASA	3,328,174	52,510
	Subsea 7 SA	3,293,781	49,871
	Salmar ASA	895,010	44,227
	Schibsted ASA Class A	1,356,751	41,290
	Bakkafrost P/F	716,779	36,144
	Var Energi ASA	12,425,456	34,166
[1]	Frontline plc	2,025,359	34,147
	SpareBank 1 SMN	1,758,857	31,919
	Protector Forsikring ASA	902,562	31,766
	Schibsted ASA Class B	1,053,633	30,426
*	Nordic Semiconductor ASA	2,683,595	26,909
*	DOF Group ASA	3,385,926	26,553
	Borregaard ASA	1,396,302	24,025
	Veidekke ASA	1,511,406	22,742
	Aker ASA Class A	356,493	20,672
*	BLUENORD ASA	360,419	20,647
	TGS ASA	2,717,764	20,270
[1]	Hafnia Ltd.	4,230,071	19,499
	Leroy Seafood Group ASA	3,941,461	17,276
[2]	Europris ASA	2,305,089	17,091
	Atea ASA	1,171,828	16,033
*,1	Cadeler A/S	2,979,853	15,582
	DNO ASA	12,966,358	14,788
[1]	Hoegh Autoliners ASA	1,745,337	14,047
*,2	Crayon Group Holding ASA	1,133,504	13,576
*,2	Scatec ASA	1,770,055	13,508
	Golden Ocean Group Ltd.	1,684,296	12,985

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	BW LPG Ltd.	1,251,459	12,572
*,2	Entra ASA	1,019,717	11,761
	Austevoll Seafood ASA	1,238,258	11,665
	FLEX LNG Ltd.	437,658	10,559
	Wallenius Wilhelmsen ASA	1,390,687	10,079
	Aker Solutions ASA	3,673,354	9,970
	MPC Container Ships ASA	5,613,958	8,302
*,2	Elkem ASA	4,006,272	7,047
	Stolt-Nielsen Ltd.	310,272	6,966
*,2	AutoStore Holdings Ltd.	15,287,929	6,890
	Wilh Wilhelmsen Holding ASA Class A	180,067	6,710
	Bonheur ASA	277,857	6,434
*,1	NEL ASA	23,362,994	5,059
[1]	Grieg Seafood ASA	763,180	4,816
*,1	BW Energy Ltd.	1,444,418	3,779
*	Hexagon Composites ASA	1,924,847	3,471
	BW Offshore Ltd.	1,219,186	3,341
			2,420,421
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	576,363
Philippines (0.2%)
	BDO Unibank Inc.	33,461,053	96,035
	International Container Terminal Services Inc.	15,575,670	95,264
	Bank of the Philippine Islands	29,926,399	75,035
	SM Prime Holdings Inc.	151,429,436	66,103
	Ayala Corp.	4,503,332	48,339
	Ayala Land Inc.	103,030,400	46,219
	Manila Electric Co.	3,770,715	38,483
	Metropolitan Bank & Trust Co.	25,277,603	34,824
	PLDT Inc.	1,291,135	30,079
	Jollibee Foods Corp.	6,363,220	26,138
	Universal Robina Corp.	12,064,470	17,872
	DigiPlus Interactive Corp.	24,862,000	17,742
	Globe Telecom Inc.	451,417	15,687
[2]	Monde Nissin Corp.	101,634,270	14,150
	JG Summit Holdings Inc.	42,227,752	12,832
	GT Capital Holdings Inc.	1,402,922	12,294
	Converge Information & Communications Technology Solutions Inc.	34,784,537	11,884
	Century Pacific Food Inc.	17,080,836	11,657
	AREIT Inc.	15,376,373	10,859
	DMCI Holdings Inc.	52,912,963	10,047
	Semirara Mining & Power Corp. Class A	16,199,762	9,864
	RL Commercial REIT Inc.	78,927,300	9,186
	LT Group Inc.	39,003,500	8,301
	Puregold Price Club Inc.	13,473,557	7,703
	ACEN Corp.	135,877,440	6,495
	Robinsons Land Corp.	26,641,157	5,572
	Megaworld Corp.	161,556,399	5,157
	Bloomberry Resorts Corp.	63,716,840	3,892
	D&L Industries Inc.	35,282,810	3,598
	Wilcon Depot Inc.	19,558,408	2,388
	First Gen Corp.	6,781,686	2,016
*	Cebu Air Inc.	2,500,350	1,547
			757,262
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,115,867	232,939
	ORLEN SA	8,149,724	147,171
*	Bank Polska Kasa Opieki SA	2,508,332	125,722
	Powszechny Zaklad Ubezpieczen SA	7,926,693	123,663
*,2	Dino Polska SA	683,925	95,878
	Santander Bank Polska SA	549,380	84,499
*,2	Allegro.eu SA	8,543,687	74,966
	LPP SA	18,136	74,226
[1]	CD Projekt SA	1,065,947	66,004
	KGHM Polska Miedz SA	1,940,015	61,930
*	CCC SA	724,746	41,907
*	mBank SA	181,938	39,641
	Alior Bank SA	1,345,002	36,447

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bank Millennium SA	8,563,027	33,125
[1]	Grupa Kety SA	136,133	31,174
	Budimex SA	180,134	30,277
[1]	Asseco Poland SA	727,560	30,043
	Benefit Systems SA	32,683	28,141
*	PGE Polska Grupa Energetyczna SA	12,434,817	27,159
[1]	KRUK SA	246,982	26,201
	Orange Polska SA	9,305,980	23,911
*	Tauron Polska Energia SA	13,410,918	21,047
[2]	XTB SA	935,366	20,322
	Bank Handlowy w Warszawie SA	460,623	14,366
*	Enea SA	3,608,173	13,656
*,1	Cyfrowy Polsat SA	2,042,734	10,018
[1,2]	Pepco Group NV	2,084,901	9,866
	Warsaw Stock Exchange	422,061	5,359
*,1	Jastrzebska Spolka Weglowa SA	707,989	4,535
*,1	Grupa Azoty SA	650,504	3,569
			1,537,762
Portugal (0.1%)
	EDP SA	42,628,503	168,027
	Jeronimo Martins SGPS SA	3,911,170	94,659
	Galp Energia SGPS SA	6,096,493	94,458
	Banco Comercial Portugues SA	109,143,476	69,808
	EDP Renovaveis SA	4,275,104	40,035
	REN - Redes Energeticas Nacionais SGPS SA	5,250,105	17,232
	Sonae SGPS SA	12,634,714	16,045
	CTT-Correios de Portugal SA	1,505,685	13,263
	Navigator Co. SA	3,489,832	13,244
	NOS SGPS SA	2,787,073	11,632
	Altri SGPS SA	1,011,853	6,963
	Corticeira Amorim SGPS SA	710,201	6,135
[1]	Mota-Engil SGPS SA	1,223,398	4,856
	Semapa-Sociedade de Investimento e Gestao	200,114	3,751
			560,108
Qatar (0.2%)
	Qatar National Bank QPSC	63,288,241	290,272
	Qatar Islamic Bank QPSC	23,805,015	138,072
	Industries Qatar QSC	22,331,629	77,026
	Commercial Bank PSQC	47,824,761	56,542
	Ooredoo QPSC	15,474,550	55,131
	Al Rayan Bank	87,921,350	53,987
	Qatar International Islamic Bank QSC	16,856,037	49,127
	Qatar Gas Transport Co. Ltd.	38,663,457	48,610
	Qatar Navigation QSC	14,565,035	44,366
	Mesaieed Petrochemical Holding Co.	87,481,464	33,871
	Qatar Fuel QSC	8,175,276	33,681
	Qatar Electricity & Water Co. QSC	7,089,563	29,760
	Dukhan Bank	24,841,844	23,876
	Barwa Real Estate Co.	30,293,725	23,312
	Doha Bank QPSC	33,298,598	21,594
	Vodafone Qatar QSC	22,568,323	14,623
	Qatar Aluminum Manufacturing Co.	39,271,350	13,840
	Gulf International Services QSC	14,322,477	12,130
	United Development Co. QSC	23,971,493	6,796
*	Ezdan Holding Group QSC	21,784,843	6,018
	Al Meera Consumer Goods Co. QSC	1,402,560	5,610
			1,038,244
Romania (0.0%)
	Banca Transilvania SA	11,427,329	73,546
	OMV Petrom SA	245,624,063	39,965
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,111,715	29,920
	Societatea Energetica Electrica SA	2,454,375	7,272
	Societatea Nationala Nuclearelectrica SA	764,153	7,008
*	MED Life SA	4,400,204	6,237
	One United Properties SA	750,063	3,072
	TTS Transport Trade Services SA	1,909,648	1,748
*	Teraplast SA	17,708,130	1,471
			170,239

Total International Stock Index Fund
		Shares	Market Value• ($000)
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Surgutneftegas PAO ADR	626	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Severstal PAO GDR	543,443	—
*,3	Polyus PJSC	505,440	—
*,3	Raspadskaya OJSC	802,310	—
*,3	Mechel PJSC	1,344,496	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	VTB Bank PJSC	13,066,778	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Alrosa PJSC	32,391,627	—
*,3	GMK Norilskiy Nickel PAO ADR	366	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	27,907,595	724,982
[2]	Saudi Arabian Oil Co.	81,852,055	553,402
	Saudi National Bank	41,410,855	394,564
	Saudi Telecom Co.	26,956,512	342,234
*	ACWA Power Co.	3,065,415	262,864
*	Saudi Arabian Mining Co.	17,779,324	242,339
	Saudi Basic Industries Corp.	12,802,950	208,185
	Riyad Bank	20,930,362	171,823
	Alinma Bank	17,426,021	134,969
	Saudi Awwal Bank	13,467,591	126,022
	Dr Sulaiman Al Habib Medical Services Group Co.	1,455,365	111,095
	Elm Co.	365,068	101,022
	Almarai Co. JSC	6,916,614	97,428
	Etihad Etisalat Co.	5,367,040	89,911
	SABIC Agri-Nutrients Co.	3,312,241	87,253
	Banque Saudi Fransi	17,241,374	84,454
	Bank AlBilad	10,467,848	80,894
	Arab National Bank	12,601,721	72,283
	Bupa Arabia for Cooperative Insurance Co.	1,056,585	47,368
	Saudi Electricity Co.	11,192,556	44,696
*	Dar Al Arkan Real Estate Development Co.	7,500,446	43,803
	Co. for Cooperative Insurance	1,041,242	38,601
	Riyadh Cables Group Co.	1,046,833	35,518
	Saudi Investment Bank	8,627,983	34,664
*	Saudi Tadawul Group Holding Co.	688,654	33,735
	Yanbu National Petrochemical Co.	3,914,542	33,375
*	Bank Al-Jazira	8,864,760	31,954
	Jarir Marketing Co.	8,359,385	28,151
	Arabian Internet & Communications Services Co.	352,603	26,981
	Mouwasat Medical Services Co.	1,358,307	26,294
*	Saudi Research & Media Group	557,551	25,758
	Sahara International Petrochemical Co.	5,036,678	25,531
	Aldrees Petroleum & Transport Services Co.	692,982	25,470
	Ades Holding Co.	6,125,191	24,728
*	Al Rajhi Co. for Co-operative Insurance	696,001	24,337
	Astra Industrial Group Co.	539,162	21,494
	Mobile Telecommunications Co. Saudi Arabia	6,304,606	21,456
	Saudi Industrial Investment Group	5,255,785	21,199
	Nahdi Medical Co.	686,461	20,794
	Saudi Aramco Base Oil Co.	729,140	19,315
	Dallah Healthcare Co.	586,840	19,104
	Catrion Catering Holding Co.	571,395	17,946
	Saudia Dairy & Foodstuff Co.	219,857	17,908
	Jamjoom Pharmaceuticals Factory Co.	386,602	17,873

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Savola Group	2,097,321	17,522
[2]	Arabian Centres Co.	3,283,161	17,339
	Saudi Ground Services Co.	1,269,447	16,881
	SAL Saudi Logistics Services	343,528	16,742
*	Saudi Kayan Petrochemical Co.	10,471,337	16,111
	Abdullah Al Othaim Markets Co.	6,307,103	15,172
	Electrical Industries Co.	7,691,659	14,614
*	Advanced Petrochemical Co.	1,803,904	14,484
	Retal Urban Development Co. Class A	3,113,268	14,008
	United Electronics Co.	550,829	13,796
*	Saudi Chemical Co. Holding	5,978,352	13,528
	Yamama Cement Co.	1,385,281	13,442
*	Seera Group Holding	2,038,588	13,308
	Saudi Cement Co.	1,052,591	12,918
	Power & Water Utility Co. for Jubail & Yanbu	1,093,974	12,768
	National Co. for Learning & Education	299,911	12,534
*,1	National Agriculture Development Co.	2,107,757	12,509
	National Medical Care Co.	312,406	12,429
	National Gas & Industrialization Co.	515,778	12,179
	Al Hammadi Holding	1,123,704	12,022
	Arriyadh Development Co.	1,285,470	11,760
*	Saudi Real Estate Co.	1,866,414	11,509
*	National Industrialization Co.	4,532,439	11,166
*	Middle East Healthcare Co.	597,271	11,089
*	Rabigh Refining & Petrochemical Co.	5,838,521	11,086
*	AlKhorayef Water & Power Technologies Co.	255,434	11,035
	United International Transportation Co.	543,361	10,708
	Qassim Cement Co.	749,978	10,560
*	Saudi Reinsurance Co.	797,140	10,520
	Leejam Sports Co. JSC	280,999	10,504
*	Emaar Economic City	2,428,693	9,855
	Al Masane Al Kobra Mining Co.	609,380	9,829
*	Arabian Contracting Services Co.	276,265	9,714
*	Dr Soliman Abdel Kader Fakeeh Hospital Co.	742,606	9,121
	Al-Dawaa Medical Services Co.	401,970	9,052
	Arabian Drilling Co.	377,008	8,689
	Saudi Automotive Services Co.	480,477	8,467
	Southern Province Cement Co.	953,196	7,894
	East Pipes Integrated Co. for Industry	219,466	7,892
	Al Rajhi REIT	3,334,380	7,499
	Al Moammar Information Systems Co.	205,793	7,225
	BinDawood Holding Co.	4,227,980	7,124
*	Perfect Presentation For Commercial Services Co.	2,054,031	6,852
	Yanbu Cement Co.	1,092,076	6,353
	Etihad Atheeb Telecommunication Co.	234,995	6,292
	Bawan Co.	421,163	6,194
	Almunajem Foods Co.	260,370	5,730
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	816,576	5,551
	Eastern Province Cement Co.	609,597	5,463
	City Cement Co.	993,218	5,364
*	Saudi Ceramic Co.	688,412	5,171
*	Middle East Paper Co.	639,738	4,767
	Arabian Cement Co.	700,051	4,744
*	Zamil Industrial Investment Co.	412,084	4,603
*	Saudi Public Transport Co.	895,776	3,928
			5,181,393
Singapore (0.9%)
	DBS Group Holdings Ltd.	28,619,687	929,831
	Oversea-Chinese Banking Corp. Ltd.	49,966,644	618,375
	United Overseas Bank Ltd.	17,210,593	457,094
	Singapore Telecommunications Ltd.	106,859,116	309,164
	Singapore Exchange Ltd.	11,657,443	128,242
	CapitaLand Integrated Commercial Trust	77,595,673	127,699
	Singapore Technologies Engineering Ltd.	21,647,203	122,918
	CapitaLand Ascendas REIT	50,770,027	103,452
[1]	Keppel Ltd.	20,020,352	100,656
[1]	Singapore Airlines Ltd.	19,536,556	100,260
	CapitaLand Investment Ltd.	32,536,325	68,573
	Wilmar International Ltd.	28,169,855	66,072

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sembcorp Industries Ltd.	12,942,717	65,467
[1]	Genting Singapore Ltd.	82,106,082	46,560
	Thai Beverage PCL	115,421,500	44,235
	Mapletree Industrial Trust	27,969,503	43,266
*,1	Seatrium Ltd.	28,844,365	42,359
	Mapletree Logistics Trust	47,952,987	41,265
	Keppel DC REIT	23,662,804	39,149
	ComfortDelGro Corp. Ltd.	28,604,004	33,558
	Venture Corp. Ltd.	3,719,361	33,017
	UOL Group Ltd.	6,941,359	30,706
	Mapletree Pan Asia Commercial Trust	32,626,813	30,556
	NetLink NBN Trust	41,908,329	29,350
[1]	Frasers Centrepoint Trust	16,721,953	28,969
	Frasers Logistics & Commercial Trust	40,973,628	28,105
	SATS Ltd.	12,772,761	27,545
	Suntec REIT	30,131,509	26,566
	City Developments Ltd.	6,432,320	24,491
	CapitaLand Ascott Trust	34,816,786	22,781
	Keppel REIT	33,460,577	21,920
	Parkway Life REIT	6,281,526	20,349
	Jardine Cycle & Carriage Ltd.	943,722	18,744
	Keppel Infrastructure Trust	61,038,239	18,711
	Golden Agri-Resources Ltd.	88,783,295	16,320
	ESR-REIT	9,611,044	16,196
	Sheng Siong Group Ltd.	9,174,962	12,362
	Olam Group Ltd.	16,078,855	11,902
	PARAGON REIT	15,619,687	11,721
[1]	Capitaland India Trust	14,930,013	11,139
	iFAST Corp. Ltd.	2,313,331	11,019
	Hutchison Port Holdings Trust	70,815,360	10,542
[1]	Lendlease Global Commercial REIT	26,638,144	10,509
	Raffles Medical Group Ltd.	12,742,095	9,865
	First Resources Ltd.	8,243,137	9,537
	Singapore Post Ltd.	21,570,594	9,440
	AIMS APAC REIT	9,285,151	8,755
	CapitaLand China Trust	16,023,519	8,460
	Stoneweg European REIT	4,889,269	8,306
[1]	UMS Integration Ltd.	9,844,396	8,141
	Starhill Global REIT	20,224,340	7,672
	CDL Hospitality Trusts	12,499,868	7,611
	StarHub Ltd.	7,976,957	7,150
	OUE REIT	29,386,746	6,304
	SIA Engineering Co. Ltd.	3,624,041	6,216
	Digital Core REIT Management Pte. Ltd.	12,294,167	6,150
	Far East Hospitality Trust	14,040,138	5,861
[1]	Riverstone Holdings Ltd.	7,584,299	5,256
*,1	AEM Holdings Ltd.	4,400,807	3,986
	Bumitama Agri Ltd.	5,870,291	3,643
	First REIT	15,850,033	3,160
*	Keppel Pacific Oak US REIT	11,275,906	2,247
	Prime US REIT	12,135,110	1,736
*	Manulife US REIT	23,199,661	1,462
*	COSCO SHIPPING International Singapore Co. Ltd.	12,054,326	1,154
[1]	Nanofilm Technologies International Ltd.	2,399,470	966
*,1,3	Ezra Holdings Ltd.	20,096,532	—
*,3	Eagle Hospitality Trust	11,225,800	—
			4,094,793
South Africa (0.9%)
	Naspers Ltd.	2,320,273	610,098
	Gold Fields Ltd.	12,544,836	281,368
	FirstRand Ltd.	71,066,638	278,250
	Anglogold Ashanti plc	6,192,643	257,812
	Capitec Bank Holdings Ltd.	1,340,137	248,738
	Standard Bank Group Ltd.	18,806,214	234,855
	MTN Group Ltd.	24,572,671	162,630
	Harmony Gold Mining Co. Ltd.	7,758,826	121,910
	Bid Corp. Ltd.	4,708,799	118,332
	Sanlam Ltd.	25,300,593	115,195
[1]	Absa Group Ltd.	11,795,344	108,858

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shoprite Holdings Ltd.	6,734,162	103,613
	Nedbank Group Ltd.	6,602,592	90,181
	Discovery Ltd.	7,395,268	82,144
*	Impala Platinum Holdings Ltd.	12,806,602	76,163
	Clicks Group Ltd.	3,378,005	71,953
	NEPI Rockcastle NV	8,432,571	64,681
[1]	Bidvest Group Ltd.	4,836,015	61,308
	Vodacom Group Ltd.	8,262,254	61,134
	Remgro Ltd.	7,070,594	60,926
[2]	Pepkor Holdings Ltd.	36,452,638	52,769
	Reinet Investments SCA	1,928,654	50,714
	OUTsurance Group Ltd.	11,888,985	48,899
	Mr. Price Group Ltd.	3,603,427	46,055
*,1	Sibanye Stillwater Ltd.	39,808,807	45,482
[1]	Anglo American Platinum Ltd.	1,249,740	42,796
	Old Mutual Ltd.	65,716,870	40,098
[1]	Woolworths Holdings Ltd.	12,720,518	39,443
	Anglogold Ashanti plc (XNYS)	911,873	38,445
	Tiger Brands Ltd.	2,331,520	36,360
	Aspen Pharmacare Holdings Ltd.	5,497,183	36,097
[1]	Growthpoint Properties Ltd.	48,069,363	33,887
	Northam Platinum Holdings Ltd.	5,024,016	33,722
[1]	Momentum Group Ltd.	17,751,977	32,490
	Foschini Group Ltd.	4,545,850	31,672
*	Sasol Ltd.	8,294,555	28,650
	Exxaro Resources Ltd.	2,803,458	22,952
	AVI Ltd.	4,610,514	22,427
	Investec Ltd.	3,481,134	21,726
*,1	MultiChoice Group	3,604,144	21,067
	Redefine Properties Ltd.	81,096,887	20,176
	Truworths International Ltd.	5,036,382	20,093
[1]	Fortress Real Estate Investments Ltd. Class B	16,849,867	17,906
	Pan African Resources plc	28,702,426	16,933
*	SPAR Group Ltd.	2,733,526	16,845
	Life Healthcare Group Holdings Ltd.	20,513,109	16,160
	Vukile Property Fund Ltd.	15,288,723	15,572
	Sappi Ltd.	7,911,716	14,835
	Barloworld Ltd.	2,467,453	14,372
[1]	Kumba Iron Ore Ltd.	792,046	13,840
	Resilient REIT Ltd.	4,132,910	13,483
	Netcare Ltd.	17,682,337	12,993
	Hyprop Investments Ltd.	5,434,059	12,453
[1]	African Rainbow Minerals Ltd.	1,476,435	12,379
	Santam Ltd.	566,315	12,281
*	Pick n Pay Stores Ltd.	7,260,964	10,954
[2]	Dis-Chem Pharmacies Ltd.	5,809,668	9,872
	Coronation Fund Managers Ltd.	4,768,741	9,784
	Motus Holdings Ltd.	1,985,908	9,302
	Equites Property Fund Ltd.	11,017,706	8,992
*	Telkom SA SOC Ltd.	4,171,781	8,837
	DRDGOLD Ltd.	5,940,332	8,754
	DataTec Ltd.	2,767,296	8,613
	Omnia Holdings Ltd.	2,252,658	8,302
	AECI Ltd.	1,465,064	8,085
	Attacq Ltd.	10,319,337	7,908
	Thungela Resources Ltd. (XLON)	1,545,439	7,715
	JSE Ltd.	1,110,876	7,607
	Wilson Bayly Holmes-Ovcon Ltd.	734,360	7,589
*	MAS plc	7,594,804	7,567
	Reunert Ltd.	2,219,324	7,389
[1]	Super Group Ltd.	4,746,077	7,372
	We Buy Cars Holdings Ltd.	2,945,813	6,837
	Ninety One Ltd.	3,019,405	5,837
*	KAP Ltd.	34,801,985	5,210
	Sun International Ltd.	2,414,290	5,205
	Grindrod Ltd.	8,231,890	5,137
	Afrimat Ltd.	1,624,932	4,624
	Hosken Consolidated Investments Ltd.	644,863	4,588
	Astral Foods Ltd.	488,372	4,542
	Burstone Group Ltd.	8,246,134	3,889

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Curro Holdings Ltd.	6,747,022	3,243
[1]	Thungela Resources Ltd.	280,365	1,395
			4,361,370
South Korea (2.6%)
	Samsung Electronics Co. Ltd.	67,713,130	2,642,000
	SK Hynix Inc.	7,664,656	956,343
	KB Financial Group Inc.	4,721,623	298,401
	NAVER Corp.	1,931,587	271,785
	Hyundai Motor Co.	1,959,005	262,506
	Hanwha Aerospace Co. Ltd.	440,266	247,431
	Shinhan Financial Group Co. Ltd.	6,822,382	246,561
[1]	Celltrion Inc.	2,156,087	244,515
	Kia Corp.	3,529,096	224,286
	POSCO Holdings Inc.	1,059,079	193,550
*,1,2	Samsung Biologics Co. Ltd.	249,786	184,859
	Hana Financial Group Inc.	3,654,119	165,715
[1]	Hyundai Mobis Co. Ltd.	859,833	161,398
*,1	Alteogen Inc.	599,361	147,838
*	Krafton Inc.	500,935	131,146
	Kakao Corp.	4,712,195	126,592
*,1	Doosan Enerbility Co. Ltd.	6,005,332	122,008
	Woori Financial Group Inc.	9,625,510	119,862
	Samsung Fire & Marine Insurance Co. Ltd.	441,995	116,611
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	609,410	116,578
[1]	Meritz Financial Group Inc.	1,265,550	110,559
	KT&G Corp.	1,368,665	110,471
	LG Chem Ltd.	669,576	101,481
	Samsung C&T Corp.	1,176,960	101,288
*,1	Samsung Heavy Industries Co. Ltd.	9,209,338	94,355
	Samsung SDI Co. Ltd.	749,489	92,810
*,1	LG Energy Solution Ltd.	400,666	91,412
[1]	HD Hyundai Heavy Industries Co. Ltd.	303,972	85,972
	Hyundai Rotem Co. Ltd.	1,027,397	80,978
*	SK Square Co. Ltd.	1,296,019	80,126
*,1	Hanwha Ocean Co. Ltd.	1,411,019	77,963
	LG Electronics Inc.	1,527,524	76,675
[1]	HD Hyundai Electric Co. Ltd.	310,401	67,551
*,1	HLB Inc.	1,678,021	66,916
[1]	Samsung Electro-Mechanics Co. Ltd.	787,799	64,996
[1]	Korea Zinc Co. Ltd.	115,153	64,217
	Samsung Life Insurance Co. Ltd.	1,050,531	63,786
[1]	Yuhan Corp.	767,246	61,486
[1]	LG Corp.	1,249,200	58,499
[1]	Korea Aerospace Industries Ltd.	993,013	58,122
[1]	SK Innovation Co. Ltd.	847,626	56,300
	Korea Electric Power Corp.	3,118,887	56,249
[1]	HYBE Co. Ltd.	294,887	55,492
[1]	HMM Co. Ltd.	4,120,299	53,030
	Samsung SDS Co. Ltd.	562,029	50,648
[1]	Ecopro Co. Ltd.	1,413,317	50,527
[1]	Coway Co. Ltd.	798,348	49,155
[1]	KakaoBank Corp.	3,051,474	47,830
*,1	Ecopro BM Co. Ltd.	647,783	46,142
	SK Inc.	493,353	45,917
	Hyundai Glovis Co. Ltd.	524,708	42,072
[1]	Industrial Bank of Korea	3,848,772	41,538
	DB Insurance Co. Ltd.	634,673	40,889
[1]	Samyang Foods Co. Ltd.	57,020	38,918
[1]	Korean Air Lines Co. Ltd.	2,613,692	38,533
[1]	Amorepacific Corp.	415,810	36,467
*,1	POSCO Future M Co. Ltd.	402,448	35,333
	LIG Nex1 Co. Ltd.	152,019	34,344
[1]	HD Hyundai MIPO	286,271	33,629
*,1	Peptron Inc.	290,590	33,243
[1]	Hanmi Semiconductor Co. Ltd.	616,920	33,016
[1]	HD Hyundai Co. Ltd.	591,665	32,722
	Samsung Securities Co. Ltd.	891,262	32,671
[1]	LS Electric Co. Ltd.	219,776	31,743
[1]	Hyosung Heavy Industries Corp.	91,624	31,690

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	LG H&H Co. Ltd.	133,726	31,685
	Korea Investment Holdings Co. Ltd.	538,266	31,427
[1]	Mirae Asset Securities Co. Ltd.	3,744,970	31,129
[1]	Hanwha Solutions Corp.	1,457,726	30,647
	Hankook Tire & Technology Co. Ltd.	1,044,917	30,350
*,1	SK Biopharmaceuticals Co. Ltd.	402,310	30,168
	Samsung E&A Co. Ltd.	2,215,386	29,955
	Hyundai Engineering & Construction Co. Ltd.	1,015,660	29,765
	BNK Financial Group Inc.	3,830,946	27,924
[1]	Orion Corp.	315,734	27,367
[1]	JB Financial Group Co. Ltd.	2,271,232	27,289
*,1	LigaChem Biosciences Inc.	360,444	26,563
*,1	LG Display Co. Ltd.	4,419,714	26,257
	LG Uplus Corp.	2,983,138	25,188
[1]	Hanjin Kal Corp.	446,125	24,842
	Doosan Bobcat Inc.	692,442	23,807
[1]	Hanwha Systems Co. Ltd.	844,077	23,255
	PharmaResearch Co. Ltd.	87,356	23,138
[1]	NCSoft Corp.	219,052	22,548
[1]	LS Corp.	243,374	22,546
[1]	Posco International Corp.	648,108	22,343
[1]	S-Oil Corp.	578,369	21,125
*,1	Rainbow Robotics	111,081	21,071
*,1	Hanwha Vision Co. Ltd.	487,573	20,688
	Hyundai Steel Co.	1,195,838	20,587
	NH Investment & Securities Co. Ltd.	1,886,838	20,398
*,1	Hugel Inc.	79,307	20,322
[1]	Sam Chun Dang Pharm Co. Ltd.	200,955	19,899
[1]	LG Innotek Co. Ltd.	199,613	19,621
[1]	IsuPetasys Co. Ltd.	868,516	19,610
	CJ CheilJedang Corp.	113,764	19,133
*,1	SKC Co. Ltd.	265,259	19,030
	Kumho Petrochemical Co. Ltd.	224,421	18,778
[1]	JYP Entertainment Corp.	385,879	18,770
	Misto Holdings Corp.	721,305	18,757
*,1	Ecopro Materials Co. Ltd.	477,699	18,597
	E-MART Inc.	274,741	17,675
[1]	KIWOOM Securities Co. Ltd.	183,402	17,636
	Kangwon Land Inc.	1,521,704	17,370
	GS Holdings Corp.	636,459	17,306
*,1	APR Corp.	326,039	17,284
[1]	Doosan Co. Ltd.	80,733	17,174
[1]	Classys Inc.	373,366	16,883
	Hanmi Pharm Co. Ltd.	88,343	16,710
[1]	LEENO Industrial Inc.	646,345	16,415
*	ABLBio Inc.	355,266	16,374
[1]	CJ Corp.	186,030	16,262
*,1	Hanwha Engine	841,467	16,172
*,1	L&F Co. Ltd.	350,369	15,957
	iM Financial Group Co. Ltd.	2,127,810	15,385
[1]	Hanwha Corp.	437,728	14,846
	Hyundai Elevator Co. Ltd.	280,094	14,542
*,1	Hotel Shilla Co. Ltd.	439,188	13,567
[1]	SM Entertainment Co. Ltd.	151,128	13,141
[1]	Cosmax Inc.	106,446	12,918
[1]	Posco DX Co. Ltd.	747,186	12,887
*	Hyundai Marine & Fire Insurance Co. Ltd.	811,396	12,696
*,1	Enchem Co. Ltd.	227,227	12,662
	Cheil Worldwide Inc.	969,378	12,652
[1]	NongShim Co. Ltd.	44,605	12,641
	DL E&C Co. Ltd.	409,422	12,514
	Samsung Card Co. Ltd.	420,566	12,420
*,1	Naturecell Co. Ltd.	671,955	12,387
[1]	HL Mando Co. Ltd.	462,210	12,128
[1]	DB HiTek Co. Ltd.	443,313	11,984
[1]	Youngone Corp.	357,585	11,924
	S-1 Corp.	267,278	11,913
*,1	Pearl Abyss Corp.	467,954	11,658
*,1	GemVax & Kael Co. Ltd.	497,093	11,459
	GS Engineering & Construction Corp.	876,932	11,273

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Jusung Engineering Co. Ltd.	476,128	11,238
*,1	Lunit Inc.	305,507	11,112
	Korean Reinsurance Co.	1,937,443	11,029
[1]	Lotte Chemical Corp.	256,808	10,894
[1]	Hansol Chemical Co. Ltd.	133,651	10,891
[1]	Kolmar Korea Co. Ltd.	203,632	10,883
[1]	F&F Co. Ltd.	219,134	10,881
[1]	HD Hyundai Marine Solution Co. Ltd.	100,622	10,868
	Poongsan Corp.	256,651	10,716
	KCC Corp.	60,542	10,632
[1]	TechWing Inc.	436,302	10,483
[1]	HPSP Co. Ltd.	660,330	10,450
[1]	Shinsegae Inc.	92,768	10,285
*,1	Hanall Biopharma Co. Ltd.	522,749	10,216
[1]	Douzone Bizon Co. Ltd.	238,053	10,212
[1]	HD Hyundai Infracore Co. Ltd.	1,749,067	10,161
*,1	Voronoi Inc.	150,564	10,116
	Korea Gas Corp.	369,245	10,059
*,1	Doosan Robotics Inc.	274,491	9,740
[2]	Netmarble Corp.	308,131	9,693
[1]	ST Pharm Co. Ltd.	173,714	9,643
*,1	SK Bioscience Co. Ltd.	341,850	9,537
[1]	OCI Holdings Co. Ltd.	209,054	9,521
*,1	Celltrion Pharm Inc.	279,578	9,441
[1]	Eo Technics Co. Ltd.	116,022	9,396
*	Hanwha Life Insurance Co. Ltd.	5,014,696	9,354
*,1	Silicon2 Co. Ltd.	367,167	9,236
	KEPCO Plant Service & Engineering Co. Ltd.	298,781	9,230
	Park Systems Corp.	64,112	9,134
[1]	SK REITs Co. Ltd.	2,609,126	9,105
*,1	Oscotec Inc.	463,400	8,961
[1]	HDC Hyundai Development Co-Engineering & Construction	506,020	8,854
*,1	CosmoAM&T Co. Ltd.	319,013	8,837
[1]	Daejoo Electronic Materials Co. Ltd.	151,509	8,778
[1]	Medytox Inc.	70,959	8,718
[1]	Korea Electric Power Corp. ADR	956,690	8,696
*,1	ISU Specialty Chemical	285,972	8,684
*,1	Kakaopay Corp.	389,740	8,678
[1]	BGF retail Co. Ltd.	113,865	8,604
[1]	Dongjin Semichem Co. Ltd.	420,146	8,603
[1]	Shinsung Delta Tech Co. Ltd.	203,378	8,488
[1]	KEPCO Engineering & Construction Co. Inc.	172,161	8,222
	Seegene Inc.	443,206	8,195
*,1	VT Co. Ltd.	302,066	8,116
[1]	Dongsuh Cos. Inc.	442,760	8,109
[1]	Hyundai Department Store Co. Ltd.	191,632	8,050
[1]	Hyundai Autoever Corp.	92,729	8,037
*	Cafe24 Corp.	189,302	7,983
	Pan Ocean Co. Ltd.	3,367,006	7,923
[1]	People & Technology Inc.	272,286	7,773
[1]	CS Wind Corp.	274,074	7,482
[1]	Lotte Shopping Co. Ltd.	156,025	7,404
[1]	YG Entertainment Inc.	156,071	7,368
[1]	WONIK IPS Co. Ltd.	454,863	7,246
[1]	Soulbrain Co. Ltd.	59,367	7,232
*	Daewoo Engineering & Construction Co. Ltd.	2,803,353	6,994
	Hyosung TNC Corp.	41,787	6,990
[1]	Koh Young Technology Inc.	718,239	6,987
[1]	Hanmi Science Co. Ltd.	338,388	6,917
	LX International Corp.	369,454	6,891
[1]	HD Hyundai Construction Equipment Co. Ltd.	144,618	6,887
*,1	Mezzion Pharma Co. Ltd.	242,471	6,874
*,1	SOLUM Co. Ltd.	588,238	6,808
[1]	Daewoong Pharmaceutical Co. Ltd.	69,810	6,784
[1]	Green Cross Corp.	77,163	6,733
	CJ Logistics Corp.	114,505	6,680
	Chong Kun Dang Pharmaceutical Corp.	116,127	6,648
[1]	DI Dong Il Corp.	227,154	6,608
	Hyundai Wia Corp.	217,875	6,557
*	Kumho Tire Co. Inc.	1,892,842	6,407

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	CJ ENM Co. Ltd.	146,977	6,393
	SOOP Co. Ltd.	108,097	6,237
*,1	Taihan Electric Wire Co. Ltd.	759,694	6,224
[1]	Hite Jinro Co. Ltd.	455,681	6,196
*,1	Seojin System Co. Ltd.	426,905	6,121
*,1	HLB Life Science Co. Ltd.	1,380,265	6,102
	Shinhan Alpha REIT Co. Ltd.	1,483,479	6,068
	Han Kuk Carbon Co. Ltd.	441,211	6,030
	Lotte Corp.	373,812	5,930
[1]	HK inno N Corp.	208,141	5,901
	DoubleUGames Co. Ltd.	148,089	5,876
[1]	ESR Kendall Square REIT Co. Ltd.	1,707,631	5,855
	SK Gas Ltd.	34,439	5,803
*,1	Wemade Co. Ltd.	284,661	5,744
[1]	Hana Tour Service Inc.	156,654	5,735
[1]	LX Semicon Co. Ltd.	150,309	5,721
[1]	Pharmicell Co. Ltd.	768,679	5,713
*,1,2	SK IE Technology Co. Ltd.	359,195	5,659
	Otoki Corp.	19,970	5,625
*,1	Hanon Systems	2,244,323	5,624
	Amorepacific Holdings Corp.	347,154	5,616
*,1	Kakao Games Corp.	562,052	5,613
*,1	SHIFT UP Corp.	146,621	5,554
	HS Hyosung Advanced Materials Corp.	44,165	5,524
[1]	Paradise Co. Ltd.	631,993	5,506
*,1	HLB Therapeutics Co. Ltd.	1,021,807	5,416
	Kolon Industries Inc.	254,865	5,408
[1]	S&S Tech Corp.	222,518	5,385
	Sebang Global Battery Co. Ltd.	110,443	5,352
	HDC Holdings Co. Ltd.	383,732	5,188
	LOTTE REIT Co. Ltd.	2,047,535	5,166
[1]	Hana Micron Inc.	672,532	5,151
[1]	Daou Technology Inc.	336,860	5,145
[1]	GS Retail Co. Ltd.	489,493	5,094
[1]	SL Corp.	217,375	5,020
[1]	LOTTE Fine Chemical Co. Ltd.	202,870	4,955
[1]	ISC Co. Ltd.	141,624	4,934
*,1	Synopex Inc.	1,106,105	4,931
[1]	Dentium Co. Ltd.	95,417	4,898
	Binggrae Co. Ltd.	73,007	4,852
*,1	Chabiotech Co. Ltd.	625,511	4,833
	Youngone Holdings Co. Ltd.	71,784	4,832
*,1	Lotte Energy Materials Corp.	300,475	4,793
[1]	Lake Materials Co. Ltd.	529,416	4,767
[1]	Daeduck Electronics Co. Ltd.	485,175	4,763
[1]	Daesang Corp.	273,228	4,592
*,1	Hyundai Bioscience Co. Ltd.	603,492	4,572
[1]	Sung Kwang Bend Co. Ltd.	237,348	4,548
[1]	Ahnlab Inc.	95,905	4,530
[1]	Daishin Securities Co. Ltd.	358,521	4,516
*,1	Doosan Fuel Cell Co. Ltd.	414,220	4,444
	Eugene Technology Co. Ltd.	184,944	4,430
	Korea Electric Terminal Co. Ltd.	96,931	4,394
[1]	Advanced Nano Products Co. Ltd.	114,035	4,340
	Hyosung Corp.	116,005	4,331
*,1	Ananti Inc.	907,066	4,317
*	Eubiologics Co. Ltd.	455,490	4,211
*,1	Binex Co. Ltd.	385,191	4,206
	Taekwang Industrial Co. Ltd.	7,847	4,179
[1]	NICE Information Service Co. Ltd.	459,376	4,171
[1]	Ecopro HN Co. Ltd.	210,770	4,146
*,1	CJ CGV Co. Ltd.	1,198,824	4,099
*,1	Cosmochemical Co. Ltd.	372,267	4,060
*,1	SK oceanplant Co. Ltd.	384,178	4,046
	Innocean Worldwide Inc.	311,600	3,994
	NEXTIN Inc.	104,966	3,956
[1]	SK Networks Co. Ltd.	1,323,628	3,931
[1]	SK Discovery Co. Ltd.	130,275	3,813
[1]	Hankook & Co. Co. Ltd.	360,899	3,812
[1]	SK Chemicals Co. Ltd.	136,172	3,811

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Daewoong Co. Ltd.	266,149	3,799
[1]	Lotte Chilsung Beverage Co. Ltd.	49,006	3,782
*,1	Hanwha Investment & Securities Co. Ltd.	1,556,061	3,763
*,1	Creative & Innovative System	738,809	3,755
*,1	Lotte Tour Development Co. Ltd.	484,248	3,696
	DongKook Pharmaceutical Co. Ltd.	344,168	3,677
	Green Cross Holdings Corp.	367,789	3,620
[1]	Tokai Carbon Korea Co. Ltd.	59,859	3,603
	Orion Holdings Corp.	269,835	3,476
*	Duk San Neolux Co. Ltd.	165,599	3,470
	PSK Inc.	276,508	3,468
[1]	Youlchon Chemical Co. Ltd.	176,193	3,463
[1]	Caregen Co. Ltd.	206,061	3,452
[1]	DL Holdings Co. Ltd.	150,843	3,448
	Com2uSCorp	123,768	3,426
	SNT Motiv Co. Ltd.	175,402	3,404
	Lotte Rental Co. Ltd.	163,115	3,371
	Dong-A Socio Holdings Co. Ltd.	46,049	3,346
*	Bioneer Corp.	302,594	3,345
*,1	Fadu Inc.	448,275	3,341
	SD Biosensor Inc.	504,960	3,339
[1]	Hancom Inc.	221,156	3,329
[1]	Solid Inc.	662,209	3,323
[1]	TCC Steel	235,069	3,302
*	Asiana Airlines Inc.	485,187	3,233
[1]	Hyundai Green Food	295,384	3,233
	TKG Huchems Co. Ltd.	285,183	3,225
*,1	Studio Dragon Corp.	88,567	3,192
[1]	Unid Co. Ltd.	51,320	3,171
[1]	SFA Engineering Corp.	221,721	3,166
*	Hanwha General Insurance Co. Ltd.	1,089,861	3,125
	MegaStudyEdu Co. Ltd.	92,492	3,120
	NHN Corp.	198,411	3,095
	JR Global REIT	1,606,523	3,095
*,1	LS Materials Ltd.	390,052	3,059
[1]	Hanssem Co. Ltd.	101,859	3,042
	Innox Advanced Materials Co. Ltd.	183,395	2,945
[1]	SIMMTECH Co. Ltd.	265,085	2,943
*,1	Joongang Advanced Materials Co. Ltd.	953,292	2,943
	JW Pharmaceutical Corp.	185,118	2,907
[1]	BH Co. Ltd.	334,697	2,900
[1]	TK Corp.	192,614	2,851
	KCC Glass Corp.	125,315	2,822
*,1	Nexon Games Co. Ltd.	309,374	2,809
[1]	i-SENS Inc.	242,761	2,798
[1]	Huons Global Co. Ltd.	78,522	2,766
[1]	Dongkuk Steel Mill Co. Ltd.	428,503	2,764
[1]	Cheryong Electric Co. Ltd.	124,992	2,757
	Mcnex Co. Ltd.	162,393	2,736
	Partron Co. Ltd.	564,076	2,726
[1]	Lotte Wellfood Co. Ltd.	32,583	2,715
*	Neowiz	165,099	2,714
[1]	Intellian Technologies Inc.	100,227	2,706
*,1	Dawonsys Co. Ltd.	443,712	2,694
[1]	Hanil Cement Co. Ltd.	211,513	2,668
	LX Holdings Corp.	576,385	2,655
[1]	TES Co. Ltd.	182,881	2,591
[1]	Harim Holdings Co. Ltd.	616,135	2,591
*	Shin Poong Pharmaceutical Co. Ltd.	483,180	2,571
	L&C Bio Co. Ltd.	163,873	2,559
*,1	Foosung Co. Ltd.	826,809	2,550
	OCI Co. Ltd.	65,556	2,542
[1]	Humedix Co. Ltd.	89,592	2,523
[1]	Posco M-Tech Co. Ltd.	291,182	2,475
[1]	HAESUNG DS Co. Ltd.	151,328	2,460
	Namyang Dairy Products Co. Ltd.	45,750	2,449
	Samyang Holdings Corp.	56,501	2,445
	LF Corp.	232,869	2,436
*,1	Seoul Semiconductor Co. Ltd.	516,914	2,420
	Yuanta Securities Korea Co. Ltd.	1,160,171	2,415

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Komipharm International Co. Ltd.	564,134	2,414
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	2,401
[1]	KC Tech Co. Ltd.	130,215	2,400
	RFHIC Corp.	220,289	2,394
*,1	KMW Co. Ltd.	393,194	2,378
*	Korea Line Corp.	2,217,284	2,372
[1]	Doosan Tesna Inc.	133,533	2,371
[1]	Sungwoo Hitech Co. Ltd.	604,616	2,370
	Boryung	391,611	2,332
	Hyundai Home Shopping Network Corp.	68,059	2,324
	Korea Petrochemical Ind Co. Ltd.	39,287	2,323
	InBody Co. Ltd.	136,458	2,318
[1]	Grand Korea Leisure Co. Ltd.	270,864	2,314
*	Daea TI Co. Ltd.	800,898	2,301
[1]	ENF Technology Co. Ltd.	131,062	2,277
[1]	IS Dongseo Co. Ltd.	178,055	2,271
	Dong-A ST Co. Ltd.	66,934	2,265
*,1	Sungeel Hitech Co. Ltd.	94,763	2,244
[1]	Myoung Shin Industrial Co. Ltd.	377,787	2,221
[1]	Solus Advanced Materials Co. Ltd.	367,388	2,206
*	BNC Korea Co. Ltd.	751,861	2,197
[1]	HL Holdings Corp.	84,866	2,185
*,1	SFA Semicon Co. Ltd.	1,023,047	2,154
*	Jeju Air Co. Ltd.	457,036	2,154
[1]	Dongwon Industries Co. Ltd.	73,323	2,147
[1]	Zinus Inc.	173,215	2,125
	PI Advanced Materials Co. Ltd.	183,234	2,110
*,1	Shinsung E&G Co. Ltd.	2,166,956	2,083
[1]	Advanced Process Systems Corp.	170,112	2,039
	Hyundai GF Holdings	528,465	2,024
*	Tongyang Life Insurance Co. Ltd.	469,728	2,020
	NICE Holdings Co. Ltd.	254,663	2,016
[1]	Dongwon F&B Co. Ltd.	77,728	2,015
	Hanjin Transportation Co. Ltd.	149,541	2,015
	Handsome Co. Ltd.	184,711	2,009
[1]	GOLFZON Co. Ltd.	43,163	1,991
*	DIO Corp.	143,992	1,972
	Kwang Dong Pharmaceutical Co. Ltd.	507,711	1,958
[1]	Sam-A Aluminum Co. Ltd.	110,003	1,947
	KISWIRE Ltd.	158,265	1,927
*,1	W-Scope Chungju Plant Co. Ltd.	298,196	1,922
	HS Industries Co. Ltd.	577,669	1,907
[1]	SeAH Besteel Holdings Corp.	150,066	1,889
*	Il Dong Pharmaceutical Co. Ltd.	223,655	1,860
	Hankook Shell Oil Co. Ltd.	7,133	1,857
	Young Poong Corp.	70,030	1,829
[1]	Webzen Inc.	186,052	1,805
[1]	INTOPS Co. Ltd.	158,857	1,801
[1]	Samchully Co. Ltd.	27,852	1,796
	HYUNDAI Corp.	109,431	1,748
	Soulbrain Holdings Co. Ltd.	79,586	1,747
	E1 Corp.	40,080	1,746
	Nexen Tire Corp.	455,439	1,730
*	GS P&L Co. Ltd.	116,102	1,728
[1]	Samwha Capacitor Co. Ltd.	97,230	1,698
	Songwon Industrial Co. Ltd.	209,953	1,687
[1]	Huons Co. Ltd.	94,688	1,686
*	Yungjin Pharmaceutical Co. Ltd.	1,149,793	1,646
	LX Hausys Ltd.	80,792	1,639
*,1	GC Cell Corp.	111,875	1,622
*	Amicogen Inc.	667,408	1,598
*,3	Kum Yang Co. Ltd.	228,942	1,594
	Modetour Network Inc.	201,395	1,591
*,1	Danal Co. Ltd.	783,296	1,589
*,1	UniTest Inc.	228,447	1,587
	Korea United Pharm Inc.	115,149	1,583
	Seobu T&D	381,892	1,547
*	GeneOne Life Science Inc.	947,687	1,544
*	Genexine Inc.	477,920	1,541
*	Bukwang Pharmaceutical Co. Ltd.	545,704	1,538

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SK Securities Co. Ltd.	4,474,109	1,521
	NHN KCP Corp.	278,495	1,509
	Samyang Corp.	44,771	1,507
	Eugene Investment & Securities Co. Ltd.	757,438	1,476
[1]	Daol Investment & Securities Co. Ltd.	614,566	1,465
[1]	Ilyang Pharmaceutical Co. Ltd.	168,769	1,462
*,1	Humasis Co. Ltd.	1,527,212	1,452
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	203,706	1,445
	Vieworks Co. Ltd.	83,129	1,435
*	Chunbo Co. Ltd.	55,325	1,409
	KH Vatec Co. Ltd.	215,093	1,394
	Hansae Co. Ltd.	175,738	1,380
*,1	HLB Global Co. Ltd.	625,576	1,353
	iMarketKorea Inc.	239,457	1,338
*,1	AbClon Inc.	200,879	1,298
*,1	Namsun Aluminum Co. Ltd.	1,204,132	1,207
*,3	NKMax Co. Ltd.	844,504	1,200
	KC Co. Ltd.	90,756	1,186
*	CrystalGenomics Invites Co. Ltd.	823,205	1,164
	Hansol Paper Co. Ltd.	196,514	1,158
	Korea Asset In Trust Co. Ltd.	673,781	1,104
	Korea Real Estate Investment & Trust Co. Ltd.	1,463,340	1,087
*	Insun ENT Co. Ltd.	274,360	987
	iNtRON Biotechnology Inc.	340,441	982
	Chongkundang Holdings Corp.	29,307	956
	Daehan Flour Mill Co. Ltd.	10,151	934
	KISCO Corp.	135,602	811
*	Samsung Pharmaceutical Co. Ltd.	649,577	685
*,3	Hyosung Chemical Corp.	24,474	670
*	Helixmith Co. Ltd.	322,915	602
	Hansol Technics Co. Ltd.	171,700	577
	Gradiant Corp.	45,165	432
	Able C&C Co. Ltd.	84,020	405
	Namhae Chemical Corp.	80,561	386
*	Enzychem Lifesciences Corp.	470,964	384
	Toptec Co. Ltd.	106,161	308
*	NEPES Corp.	61,210	294
	Dongkuk CM Co. Ltd.	58,734	260
	Cuckoo Homesys Co. Ltd.	15,233	244
*	Tongyang Inc.	461,283	190
*	Wysiwyg Studios Co. Ltd.	108,764	97
*,3	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	76
	LOTTE Himart Co. Ltd.	13,450	71
	Eusu Holdings Co. Ltd.	7,729	30
*	ITM Semiconductor Co. Ltd.	1,051	9
			12,343,983
Spain (1.9%)
	Iberdrola SA	85,992,255	1,550,084
	Banco Santander SA	212,824,474	1,498,467
	Banco Bilbao Vizcaya Argentaria SA	81,753,970	1,121,995
	Industria de Diseno Textil SA	14,914,750	802,040
	Amadeus IT Group SA	6,178,703	486,344
	CaixaBank SA	54,970,155	421,302
[2]	Cellnex Telecom SA	8,362,804	338,437
	Ferrovial SE	6,735,518	328,575
	Telefonica SA	59,953,744	307,997
[2]	Aena SME SA	994,319	249,789
	Banco de Sabadell SA	70,829,688	206,666
	Repsol SA	16,025,530	195,891
	ACS Actividades de Construccion y Servicios SA	2,846,596	178,353
	Endesa SA	4,454,895	133,792
	Redeia Corp. SA	6,106,718	128,060
	Bankinter SA	9,109,369	106,114
	Merlin Properties Socimi SA	5,810,096	65,888
	Enagas SA	3,522,599	54,924
[1]	Naturgy Energy Group SA	1,772,531	52,807
	Mapfre SA	13,819,121	49,196
	Acciona SA	330,487	48,160
[2]	Unicaja Banco SA	22,092,365	42,109

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Viscofan SA	524,339	37,827
	Vidrala SA	345,194	37,625
*	Grifols SA	3,772,648	35,722
[1]	Indra Sistemas SA	1,119,109	35,682
	Inmobiliaria Colonial Socimi SA	5,311,946	34,427
	Acerinox SA	2,875,154	32,493
	Logista Integral SA	871,252	29,787
	Fluidra SA	1,267,662	29,348
	Sacyr SA	7,599,591	27,876
*	Puig Brands SA Class B	1,346,430	25,210
	Laboratorios Farmaceuticos Rovi SA	321,260	18,834
	Construcciones y Auxiliar de Ferrocarriles SA	366,473	17,912
	Pharma Mar SA	188,988	16,009
	CIE Automotive SA	588,710	15,563
	Corp. ACCIONA Energias Renovables SA	789,678	14,762
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,995,758	14,520
	Almirall SA	1,194,289	13,252
[1]	Elecnor SA	493,306	10,576
*	Tecnicas Reunidas SA	624,863	10,487
	Melia Hotels International SA	1,439,179	10,447
	Atresmedia Corp. de Medios de Comunicacion SA	1,413,784	8,925
*,1	Solaria Energia y Medio Ambiente SA	1,162,733	8,764
[1,2]	Global Dominion Access SA	2,039,080	6,734
[1,2]	Neinor Homes SA	380,283	6,620
[1]	Ence Energia y Celulosa SA	2,017,512	6,506
[1,2]	Gestamp Automocion SA	2,153,914	6,434
	Prosegur Cia de Seguridad SA	1,932,629	5,405
*	Distribuidora Internacional de Alimentacion SA	182,943	4,727
[2]	Prosegur Cash SA	4,353,063	3,788
	Banco Santander SA (XMEX)	4	—
			8,893,252
Sweden (2.2%)
	Investor AB Class B	24,149,105	715,501
	Volvo AB Class B	22,686,220	616,691
	Atlas Copco AB Class A	35,757,069	553,473
	Assa Abloy AB Class B	13,779,199	418,254
	Skandinaviska Enskilda Banken AB Class A	21,173,988	335,982
	Telefonaktiebolaget LM Ericsson Class B	39,359,969	332,489
	Swedbank AB Class A	12,215,364	304,943
	Sandvik AB	14,606,604	301,545
	Atlas Copco AB Class B	21,645,933	300,569
	EQT AB	10,368,813	299,633
*	Hexagon AB Class B	29,949,595	291,487
	Svenska Handelsbanken AB Class A	19,640,909	257,096
	Essity AB Class B	8,510,470	246,115
	Investor AB Class A	7,581,838	225,805
	Saab AB Class B	4,614,499	214,872
	Epiroc AB Class A	8,830,823	191,052
	Alfa Laval AB	3,789,214	157,161
*,2	Evolution AB	2,237,720	155,017
	Telia Co. AB	33,407,753	125,495
	Lifco AB Class B	3,212,818	124,383
*	Boliden AB	3,878,294	118,831
	Securitas AB Class B	7,084,746	112,270
[1]	H & M Hennes & Mauritz AB Class B	7,731,722	112,037
	Skanska AB Class B	4,796,274	111,449
	Tele2 AB Class B	7,548,517	111,371
	Svenska Cellulosa AB SCA Class B	8,464,849	109,455
	AddTech AB Class B	3,149,197	105,947
	Epiroc AB Class B	5,322,386	104,380
	Trelleborg AB Class B	3,001,740	103,505
	Nibe Industrier AB Class B	24,195,164	103,178
	Indutrade AB	3,771,662	102,037
	SKF AB Class B	4,767,058	93,441
[1]	Beijer Ref AB Class B	5,776,878	88,117
	Industrivarden AB Class C	2,459,665	86,375
*	Swedish Orphan Biovitrum AB	2,619,445	79,670
*	Castellum AB	6,042,273	73,536
*	Fastighets AB Balder Class B	9,511,069	68,370

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sagax AB Class B	2,912,310	66,195
*	Sectra AB Class B	2,145,364	65,821
	AAK AB	2,457,704	64,274
	Fortnox AB	7,031,466	63,669
	Lagercrantz Group AB Class B	2,752,104	62,709
	Volvo AB Class A	2,273,206	62,005
	Nordnet AB publ	2,321,204	61,447
	Getinge AB Class B	3,156,922	61,014
	Avanza Bank Holding AB	1,792,805	59,575
	L E Lundbergforetagen AB Class B	1,027,916	54,237
	Investment AB Latour Class B	1,987,034	53,623
	SSAB AB Class B	8,264,476	51,371
	Sweco AB Class B	2,862,874	50,364
	Industrivarden AB Class A	1,372,838	48,244
	Holmen AB Class B	1,195,443	47,267
	Mycronic AB	1,081,329	43,179
	Axfood AB	1,505,849	42,098
	Loomis AB Class B	971,326	40,428
*	Hemnet Group AB	1,142,292	39,210
	Wihlborgs Fastigheter AB	3,765,485	39,057
	Billerud Aktiebolag	3,065,777	32,350
*,1	Embracer Group AB Class B	2,543,634	32,100
[2]	Thule Group AB	1,395,035	31,798
	Hexpol AB	3,575,293	31,089
	Fabege AB	3,511,019	29,994
	AddLife AB Class B	1,533,913	29,109
*,2	BoneSupport Holding AB	888,234	29,058
*	Camurus AB	451,995	29,048
*	Betsson AB Class B	1,641,554	28,709
*	Kinnevik AB Class B	3,523,421	28,201
	Wallenstam AB Class B	5,649,283	27,932
	Storskogen Group AB Class B	20,451,116	26,945
[2]	Bravida Holding AB	2,823,587	26,905
	Catena AB	561,902	26,452
	Bure Equity AB	764,734	25,766
	Elekta AB Class B	4,939,324	25,152
	Pandox AB Class B	1,496,199	25,052
	AFRY AB	1,442,590	24,992
	Truecaller AB Class B	3,260,504	24,537
	Vitec Software Group AB Class B	524,924	23,984
[2]	Munters Group AB	1,872,536	23,965
	NCC AB Class B	1,277,173	23,778
*	Asmodee Group AB Class B	2,100,896	23,149
	SSAB AB Class A	3,552,230	22,446
	Husqvarna AB Class B	4,745,380	22,072
	Lindab International AB	1,000,303	21,031
	INVISIO AB	521,747	20,969
*	Nyfosa AB	2,221,764	20,856
	Alleima AB	2,650,333	20,838
	Peab AB Class B	2,504,147	20,830
*,2	Sinch AB	8,738,044	20,314
*	HMS Networks AB	442,571	19,838
*	Electrolux Professional AB Class B	3,309,144	19,173
*	Electrolux AB Class B	2,968,037	18,529
	Granges AB	1,481,955	18,511
	Hufvudstaden AB Class A	1,491,793	18,164
	Vitrolife AB	1,078,641	17,556
[2]	Scandic Hotels Group AB	2,106,920	16,399
	Bufab AB	396,477	16,388
[2]	Dometic Group AB	4,438,416	16,002
	Medicover AB Class B	632,543	15,785
	Cibus Nordic Real Estate AB publ	888,060	15,370
*,1	Volvo Car AB Class B	8,910,914	15,200
*	Modern Times Group MTG AB Class B	1,241,454	14,874
	Addnode Group AB Class B	1,713,037	14,748
	NP3 Fastigheter AB	559,535	14,580
	Clas Ohlson AB Class B	508,821	14,414
	JM AB	899,085	14,344
	Nolato AB Class B	2,477,175	13,918
	MIPS AB	366,862	12,930

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bilia AB Class A	991,186	12,405
*	Sdiptech AB Class B	506,364	11,340
	Biotage AB	776,898	11,309
*,2	Attendo AB	1,652,087	11,246
*	Xvivo Perfusion AB	333,060	11,001
	Atrium Ljungberg AB Class B	3,097,120	10,967
[1]	NCAB Group AB	2,468,280	10,877
	Arjo AB Class B	3,113,491	10,430
[1]	Svenska Handelsbanken AB Class B	524,788	10,314
	Dios Fastigheter AB	1,475,279	10,245
	SkiStar AB	564,956	9,785
	Instalco AB	3,432,563	9,517
	Cloetta AB Class B	3,265,278	9,499
	Sagax AB	2,702,941	9,265
	Ratos AB Class B	2,662,366	9,086
	MEKO AB	645,293	8,473
	Systemair AB	911,331	7,804
	Troax Group AB	537,126	7,444
*,1,2	BioArctic AB Class B	365,384	7,430
*,1	Better Collective A/S	542,499	7,140
	Investment AB Oresund	586,335	7,121
	Skandinaviska Enskilda Banken AB Class C	409,831	6,935
*,1	Hexatronic Group AB	2,589,193	6,851
*,2	Boozt AB	759,799	6,625
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	16,119,435	6,544
	Platzer Fastigheter Holding AB Class B	823,252	6,470
*	Norion Bank AB	1,108,383	4,512
[1]	Corem Property Group AB Class B	8,862,036	4,481
	Volati AB	362,594	4,466
	Fagerhult Group AB	943,656	4,078
*	Stillfront Group AB	6,215,426	3,187
[1]	Samhallsbyggnadsbolaget i Norden AB	2,076,635	1,460
[1]	NCC AB Class A	33,477	626
*,3	OW Bunker A/S	129,331	—
			10,292,396
Switzerland (5.7%)
	Nestle SA (Registered)	36,581,441	3,893,633
	Novartis AG (Registered)	28,115,412	3,206,768
	Roche Holding AG	9,797,277	3,203,577
	Zurich Insurance Group AG	2,064,988	1,464,636
	UBS Group AG (Registered)	45,592,795	1,383,986
	Cie Financiere Richemont SA (Registered) Class A	7,545,670	1,333,359
	ABB Ltd. (Registered)	22,519,923	1,189,294
	Holcim AG	7,890,613	881,760
	Swiss Re AG	4,116,383	738,908
	Lonza Group AG (Registered)	1,010,548	726,088
	Alcon AG	7,006,236	680,730
	Givaudan SA (Registered)	112,811	544,241
	Sika AG (Registered)	2,152,882	538,022
	Partners Group Holding AG	313,540	410,823
	Swiss Life Holding AG (Registered)	399,381	398,766
	Geberit AG (Registered)	470,941	326,231
	Sandoz Group AG	6,236,662	270,513
[1]	Swisscom AG (Registered)	359,426	239,695
[1]	SGS SA (Registered)	2,197,228	214,584
	Sonova Holding AG (Registered)	691,983	212,725
	Schindler Holding AG	577,325	211,154
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,427	202,124
	Chocoladefabriken Lindt & Spruengli AG	13,772	200,713
	Julius Baer Group Ltd.	2,878,272	186,650
	Straumann Holding AG (Registered)	1,514,928	184,725
	Galderma Group AG	1,410,148	163,783
	Logitech International SA (Registered)	2,151,965	163,528
	Kuehne + Nagel International AG (Registered)	700,611	161,349
	Roche Holding AG (Bearer)	438,066	152,393
	Swiss Prime Site AG (Registered)	1,077,810	151,978
	Baloise Holding AG (Registered)	637,436	141,812
[2]	VAT Group AG	381,802	137,827
	Belimo Holding AG (Registered)	136,901	116,320

Total International Stock Index Fund
		Shares	Market Value• ($000)
	PSP Swiss Property AG (Registered)	634,167	112,927
	Helvetia Holding AG (Registered)	490,221	108,142
	Schindler Holding AG (Registered)	290,596	103,029
	SIG Group AG	4,687,387	90,420
[1]	Georg Fischer AG (Registered)	1,163,036	84,093
	Swissquote Group Holding SA (Registered)	151,140	78,018
	Swatch Group AG	428,521	74,366
	EMS-Chemie Holding AG (Registered)	99,944	73,689
	Accelleron Industries AG	1,353,187	72,645
[2]	Galenica AG	688,253	72,090
*	Siegfried Holding AG (Registered)	585,300	69,684
	Flughafen Zurich AG (Registered)	271,225	68,344
	Temenos AG (Registered)	860,397	61,631
[1]	Adecco Group AG (Registered)	2,272,787	59,152
	Avolta AG	1,235,985	56,321
*	BKW AG	277,868	55,709
*	Sunrise Communications AG Class A	929,151	50,252
	Cembra Money Bank AG	415,726	50,182
*	Banque Cantonale Vaudoise (Registered)	393,427	48,422
	Barry Callebaut AG (Registered)	50,482	45,258
	Allreal Holding AG (Registered)	202,836	44,693
	Sulzer AG (Registered)	250,201	42,349
[1]	Bucher Industries AG (Registered)	95,188	41,114
	Mobimo Holding AG (Registered)	99,466	38,418
	VZ Holding AG	185,960	38,372
	DKSH Holding AG	499,334	36,786
	Clariant AG (Registered)	3,254,993	36,433
	dormakaba Holding AG	43,144	36,394
	Tecan Group AG (Registered)	183,072	35,655
*	SFS Group AG	247,409	33,444
*	Aryzta AG	13,130,092	32,932
	Valiant Holding AG (Registered)	219,785	32,369
	Burckhardt Compression Holding AG	44,484	30,244
	Inficon Holding AG (Registered)	277,310	29,425
	Emmi AG (Registered)	29,587	29,104
	Comet Holding AG (Registered)	108,481	28,007
	Vontobel Holding AG (Registered)	383,697	27,727
*,1	Bachem Holding AG	436,210	26,732
	ALSO Holding AG (Registered)	80,451	24,570
	St. Galler Kantonalbank AG (Registered)	39,410	23,741
	Landis+Gyr Group AG	357,514	22,994
	Ypsomed Holding AG (Registered)	51,002	21,730
	Huber + Suhner AG (Registered)	243,615	21,436
	Interroll Holding AG (Registered)	9,719	21,330
	Kardex Holding AG (Registered)	83,437	21,020
	EFG International AG	1,344,835	20,345
	Swatch Group AG (Registered)	582,770	20,254
	Stadler Rail AG	744,756	19,644
[1]	Bossard Holding AG (Registered) Class A	77,867	16,980
	Daetwyler Holding AG	103,191	14,900
[2]	Medacta Group SA	85,206	13,832
	SKAN Group AG	155,898	12,776
	Forbo Holding AG (Registered)	13,129	12,597
*	ams-OSRAM AG	1,400,372	12,432
	Intershop Holding AG	75,414	12,374
	Implenia AG (Registered)	215,549	12,191
	OC Oerlikon Corp. AG Pfaffikon (Registered)	2,604,178	11,047
*,2	Sensirion Holding AG	142,265	11,024
*	Softwareone Holding AG	1,467,922	10,161
	u-blox Holding AG	97,720	9,905
*,1	Basilea Pharmaceutica AG Allschwil (Registered)	172,155	9,226
*,2	Montana Aerospace AG	434,636	8,680
	Bell Food Group AG (Registered)	26,649	8,574
	Zehnder Group AG	126,749	8,437
*,1	Komax Holding AG (Registered)	66,400	8,261
	Autoneum Holding AG	52,432	7,858
	COSMO Pharmaceuticals NV	132,035	7,657
	Cie Financiere Tradition SA	26,291	6,953
*,1,2	Medartis Holding AG	71,785	6,693
	Schweiter Technologies AG	13,469	6,207

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Vetropack Holding AG (Registered) Class A	171,811	5,934
[1]	Bystronic AG	18,327	5,595
[1]	Arbonia AG	729,132	5,533
	LEM Holding SA (Registered)	6,617	5,522
	VP Bank AG Class A	52,401	5,224
*,2	PolyPeptide Group AG	203,477	4,715
	APG SGA SA	17,129	4,621
[2]	Medmix AG	328,784	4,114
[1]	Rieter Holding AG (Registered)	40,779	3,474
[1]	Leonteq AG	132,929	2,503
*,1	PIERER Mobility AG	124,607	1,736
			26,582,067
Taiwan (4.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	341,542,748	9,677,462
	MediaTek Inc.	21,067,239	895,212
	Hon Hai Precision Industry Co. Ltd.	169,804,135	756,528
	Delta Electronics Inc.	30,779,649	322,516
	Fubon Financial Holding Co. Ltd.	115,559,910	306,284
	CTBC Financial Holding Co. Ltd.	232,876,922	286,960
*,1	Quanta Computer Inc.	37,741,648	283,541
	Cathay Financial Holding Co. Ltd.	130,731,646	240,875
[1]	United Microelectronics Corp.	161,892,905	227,176
	Chunghwa Telecom Co. Ltd.	51,312,198	207,450
	Mega Financial Holding Co. Ltd.	167,565,360	198,444
	ASE Technology Holding Co. Ltd.	45,878,461	195,497
	E.Sun Financial Holding Co. Ltd.	216,300,701	191,854
	Asustek Computer Inc.	10,038,511	183,573
	Uni-President Enterprises Corp.	68,302,979	164,143
	Yuanta Financial Holding Co. Ltd.	162,570,790	159,280
	Accton Technology Corp.	7,127,436	132,758
[1]	Novatek Microelectronics Corp.	8,141,121	132,401
[1]	Wistron Corp.	38,689,524	124,145
	First Financial Holding Co. Ltd.	150,417,630	119,779
	KGI Financial Holding Co. Ltd.	223,497,115	115,923
	SinoPac Financial Holdings Co. Ltd.	167,800,382	112,128
	Realtek Semiconductor Corp.	6,765,988	111,227
	Taiwan Cooperative Financial Holding Co. Ltd.	144,828,545	110,616
	Hua Nan Financial Holdings Co. Ltd.	129,784,201	109,891
[1]	China Steel Corp.	160,856,247	104,025
[1]	Evergreen Marine Corp. Taiwan Ltd.	15,361,711	99,528
[1]	Yageo Corp.	6,787,025	97,314
[1]	Largan Precision Co. Ltd.	1,347,346	96,055
[1]	Lite-On Technology Corp.	30,380,809	91,878
[1]	Hotai Motor Co. Ltd.	4,640,817	90,331
[1]	Wiwynn Corp.	1,471,000	88,527
	TCC Group Holdings Co. Ltd.	95,034,758	88,317
*	Shin Kong Financial Holding Co. Ltd.	236,030,929	87,099
	E Ink Holdings Inc.	11,257,378	78,639
	Shanghai Commercial & Savings Bank Ltd.	53,068,048	78,258
	Chailease Holding Co. Ltd.	21,387,630	76,955
	eMemory Technology Inc.	945,253	76,113
[1]	Elite Material Co. Ltd.	4,320,298	75,188
	Taiwan Mobile Co. Ltd.	21,110,541	74,953
	Pegatron Corp.	28,873,541	73,361
[1]	Alchip Technologies Ltd.	1,094,520	73,142
[1]	International Games System Co. Ltd.	2,779,052	72,049
	Nan Ya Plastics Corp.	74,211,133	71,117
	Advantech Co. Ltd.	6,548,803	68,606
	Far EasTone Telecommunications Co. Ltd.	25,130,569	67,389
[1]	Asia Vital Components Co. Ltd.	4,542,998	66,704
	President Chain Store Corp.	7,434,379	60,795
*	PharmaEssentia Corp.	3,625,000	59,598
[1]	Silergy Corp.	4,664,251	58,799
	Catcher Technology Co. Ltd.	8,587,062	58,454
	Chang Hwa Commercial Bank Ltd.	100,451,126	57,279
[1]	Formosa Plastics Corp.	52,927,724	56,391
	Unimicron Technology Corp.	18,545,661	54,711
[1]	Yang Ming Marine Transport Corp.	24,759,962	52,899
	Airtac International Group	1,922,008	52,790

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Gigabyte Technology Co. Ltd.	7,309,160	52,765
	Chroma ATE Inc.	5,607,121	51,256
	Compal Electronics Inc.	57,333,652	49,403
	Asia Cement Corp.	34,857,955	49,099
[1]	King Slide Works Co. Ltd.	894,930	48,949
[1]	Inventec Corp.	36,378,836	46,469
	Jentech Precision Industrial Co. Ltd.	1,466,802	46,189
	Eva Airways Corp.	38,427,943	46,157
	Innolux Corp.	105,271,241	45,083
[1]	Acer Inc.	40,646,771	44,416
	WPG Holdings Ltd.	20,956,420	44,398
	Voltronic Power Technology Corp.	929,425	43,582
[1]	King Yuan Electronics Co. Ltd.	15,741,721	42,808
	Far Eastern New Century Corp.	41,563,493	42,771
[1]	Synnex Technology International Corp.	19,164,184	42,516
	Micro-Star International Co. Ltd.	9,708,460	42,461
[1]	Bizlink Holding Inc.	2,482,425	42,023
[1]	Vanguard International Semiconductor Corp.	14,648,369	41,353
	Lotes Co. Ltd.	1,050,173	41,293
	ASPEED Technology Inc.	432,660	40,703
	Tripod Technology Corp.	7,024,270	40,556
[1]	Cheng Shin Rubber Industry Co. Ltd.	26,071,063	40,267
	Chicony Electronics Co. Ltd.	8,300,280	39,994
[1]	Global Unichip Corp.	1,244,525	39,981
	Taiwan Business Bank	86,797,106	38,441
[1]	Formosa Chemicals & Fibre Corp.	48,415,437	37,835
*	Eclat Textile Co. Ltd.	2,803,128	36,537
[1]	Globalwafers Co. Ltd.	3,577,436	34,526
	Taichung Commercial Bank Co. Ltd.	54,868,533	34,030
[1]	Wan Hai Lines Ltd.	13,033,274	33,876
	TA Chen Stainless Pipe	25,118,994	33,015
[1]	Phison Electronics Corp.	2,356,894	32,956
	Powertech Technology Inc.	9,594,231	32,601
	Highwealth Construction Corp.	25,442,798	32,519
	Pou Chen Corp.	31,537,366	32,476
*,1	Tatung Co. Ltd.	25,334,778	32,217
	United Integrated Services Co. Ltd.	2,302,603	31,770
[1]	ASMedia Technology Inc.	592,775	31,342
	AUO Corp.	79,042,699	30,412
	Taishin Financial Holding Co. Ltd.	58,145,573	30,385
	WT Microelectronics Co. Ltd.	8,197,360	30,028
	Radiant Opto-Electronics Corp.	6,359,517	29,542
	Foxconn Technology Co. Ltd.	15,647,233	29,124
[1]	Hiwin Technologies Corp.	4,078,687	28,155
[1]	Tong Yang Industry Co. Ltd.	6,746,142	27,758
[1]	Zhen Ding Technology Holding Ltd.	8,979,214	27,507
	Sino-American Silicon Products Inc.	7,920,540	27,458
	Compeq Manufacturing Co. Ltd.	15,503,494	27,212
	China Airlines Ltd.	40,753,442	26,847
	Simplo Technology Co. Ltd.	2,445,139	26,764
[1]	Makalot Industrial Co. Ltd.	2,985,650	26,565
[1]	Gold Circuit Electronics Ltd.	4,345,846	26,143
	Taiwan High Speed Rail Corp.	30,039,487	25,502
	Teco Electric & Machinery Co. Ltd.	16,612,034	25,458
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,254,593	24,957
	Walsin Lihwa Corp.	38,160,022	24,720
	Feng TAY Enterprise Co. Ltd.	6,977,817	24,700
[1]	Fortune Electric Co. Ltd.	1,827,100	24,082
	Nien Made Enterprise Co. Ltd.	1,963,202	24,041
	Lien Hwa Industrial Holdings Corp.	17,444,924	23,907
	MPI Corp.	1,149,000	23,529
[1]	Capital Securities Corp.	28,574,508	23,248
	Ruentex Development Co. Ltd.	22,052,196	22,699
*,1	Winbond Electronics Corp.	44,086,041	21,853
*	Mitac Holdings Corp.	12,739,570	21,217
[1]	Formosa Petrochemical Corp.	19,193,003	21,011
	Sinbon Electronics Co. Ltd.	2,986,391	20,807
	Wistron NeWeb Corp.	5,236,441	20,651
[1]	King's Town Bank Co. Ltd.	13,210,696	20,001
*,1	Powerchip Semiconductor Manufacturing Corp.	44,804,000	19,807

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fusheng Precision Co. Ltd.	1,731,000	19,309
	Goldsun Building Materials Co. Ltd.	15,605,982	19,170
[1]	Bora Pharmaceuticals Co. Ltd.	856,891	19,142
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,921,575	18,979
*,1	Nanya Technology Corp.	16,447,186	18,570
[1]	Sanyang Motor Co. Ltd.	8,552,689	18,533
*	Getac Holdings Corp.	5,491,752	18,480
[1]	Jinan Acetate Chemical Co. Ltd.	689,827	18,159
	Arcadyan Technology Corp.	2,444,082	18,086
	Giant Manufacturing Co. Ltd.	4,419,931	18,043
[1]	Faraday Technology Corp.	3,174,216	18,027
	Acter Group Corp. Ltd.	1,428,168	17,978
	Parade Technologies Ltd.	1,058,732	17,896
	Ruentex Industries Ltd.	10,396,322	17,867
[1]	Shihlin Electric & Engineering Corp.	3,981,293	17,850
	IBF Financial Holdings Co. Ltd.	46,998,239	17,797
	Topco Scientific Co. Ltd.	2,286,440	17,564
	Tung Ho Steel Enterprise Corp.	8,581,069	17,329
	Poya International Co. Ltd.	1,144,137	17,130
	Taiwan Fertilizer Co. Ltd.	10,623,225	17,040
	Chipbond Technology Corp.	8,531,255	16,963
	Qisda Corp.	19,877,660	16,651
[1]	L&K Engineering Co. Ltd.	2,235,386	16,522
*	Win Semiconductors Corp.	5,692,163	16,140
	Great Wall Enterprise Co. Ltd.	8,526,455	15,956
	Macronix International Co. Ltd.	25,498,546	15,848
[1]	AURAS Technology Co. Ltd.	1,020,000	15,730
[1]	Lai Yih Footwear Co. Ltd.	1,458,000	15,589
[1]	Taiwan Union Technology Corp.	3,610,239	15,400
	YFY Inc.	18,364,047	14,996
	Elan Microelectronics Corp.	3,578,344	14,718
	Merida Industry Co. Ltd.	3,482,004	14,442
	Nan Pao Resins Chemical Co. Ltd.	1,345,000	14,330
	Sigurd Microelectronics Corp.	6,268,585	14,205
[1]	AP Memory Technology Corp.	1,891,146	14,124
[1]	Century Iron & Steel Industrial Co. Ltd.	2,550,000	14,053
	Everlight Electronics Co. Ltd.	5,854,687	14,043
[1]	Genius Electronic Optical Co. Ltd.	1,193,565	14,019
[1]	Ardentec Corp.	5,903,391	13,771
	Far Eastern International Bank	33,184,424	13,361
	Kinik Co.	1,706,479	13,118
	Taiwan Surface Mounting Technology Corp.	4,067,113	13,033
	Lotus Pharmaceutical Co. Ltd.	1,875,189	12,919
[1]	Shin Zu Shing Co. Ltd.	2,205,082	12,865
[1]	Wisdom Marine Lines Co. Ltd.	6,774,487	12,816
	Sercomm Corp.	3,855,250	12,635
	Taiwan Secom Co. Ltd.	3,501,339	12,565
	Asia Optical Co. Inc.	2,939,519	12,495
*,1	HTC Corp.	10,256,079	12,415
	Transcend Information Inc.	3,939,325	12,382
	Yulon Finance Corp.	3,637,728	12,290
[1]	Nan Kang Rubber Tire Co. Ltd.	9,921,745	12,128
*,1	Elite Advanced Laser Corp.	1,836,862	11,896
	Huaku Development Co. Ltd.	3,639,841	11,874
	Fitipower Integrated Technology Inc.	1,718,121	11,794
	Merry Electronics Co. Ltd.	3,311,590	11,726
	Foxsemicon Integrated Technology Inc.	1,358,131	11,639
*	China Petrochemical Development Corp.	51,616,204	11,603
[1]	AUO Corp. ADR	2,315,860	11,602
	Pixart Imaging Inc.	1,696,804	11,391
	Charoen Pokphand Enterprise	3,615,374	11,314
	Ennoconn Corp.	1,343,996	11,304
	Chunghwa Telecom Co. Ltd. ADR	277,613	11,227
[1]	Ta Ya Electric Wire & Cable	10,016,828	11,224
	Shinkong Insurance Co. Ltd.	3,349,000	11,184
	Far Eastern Department Stores Ltd.	15,133,887	11,109
	Kinpo Electronics	17,684,193	11,043
	Run Long Construction Co. Ltd.	10,880,729	11,003
	Walsin Technology Corp.	4,469,615	10,981
[1]	Fositek Corp.	760,683	10,970

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	momo.com Inc.	1,077,432	10,897
	Supreme Electronics Co. Ltd.	6,798,396	10,834
[1]	Solar Applied Materials Technology Corp.	6,545,689	10,810
	Primax Electronics Ltd.	4,619,882	10,794
	Eternal Materials Co. Ltd.	13,348,185	10,699
	Depo Auto Parts Ind Co. Ltd.	1,870,025	10,671
	TXC Corp.	3,824,090	10,623
[1]	EZconn Corp.	937,000	10,476
	Yulon Motor Co. Ltd.	8,483,958	10,449
	Feng Hsin Steel Co. Ltd.	5,515,000	10,375
[1]	ADATA Technology Co. Ltd.	3,954,506	10,344
*	Oneness Biotech Co. Ltd.	5,260,407	10,298
[1]	Gudeng Precision Industrial Co. Ltd.	889,969	10,281
	Coretronic Corp.	5,201,212	10,237
*,1	Dynapack International Technology Corp.	1,876,479	10,204
[1]	U-Ming Marine Transport Corp.	5,933,610	9,745
	President Securities Corp.	13,206,690	9,735
	Sakura Development Co. Ltd.	5,112,360	9,726
	Yankey Engineering Co. Ltd.	748,600	9,448
[1]	XinTec Inc.	2,238,714	9,388
	Ennostar Inc.	8,267,740	9,348
[1]	Nan Ya Printed Circuit Board Corp.	3,004,556	9,279
	Gloria Material Technology Corp.	6,707,126	9,259
	Airoha Technology Corp.	581,000	9,201
	Sitronix Technology Corp.	1,381,567	9,155
	VisEra Technologies Co. Ltd.	1,440,000	9,137
*	Mercuries Life Insurance Co. Ltd.	52,535,083	9,080
[1]	Universal Microwave Technology Inc.	763,000	9,072
	Advanced Energy Solution Holding Co. Ltd.	339,450	9,062
	Test Research Inc.	2,701,878	9,056
	Kinsus Interconnect Technology Corp.	3,820,758	9,026
	Yieh Phui Enterprise Co. Ltd.	18,223,813	9,015
[1]	Silicon Integrated Systems Corp.	5,907,083	9,003
[1]	Raydium Semiconductor Corp.	874,000	8,888
[1]	Allis Electric Co. Ltd.	3,057,890	8,876
	Chicony Power Technology Co. Ltd.	2,637,000	8,825
[1]	Via Technologies Inc.	3,835,909	8,707
	ITE Technology Inc.	2,137,399	8,695
	Center Laboratories Inc.	7,763,352	8,676
	Systex Corp.	2,266,140	8,563
	O-Bank Co. Ltd.	28,700,547	8,536
	Tong Hsing Electronic Industries Ltd.	2,562,494	8,493
	Wah Lee Industrial Corp.	2,775,768	8,263
	Sunonwealth Electric Machine Industry Co. Ltd.	3,033,000	8,225
	Visual Photonics Epitaxy Co. Ltd.	2,624,609	8,195
[1]	HD Renewable Energy Co. Ltd.	1,308,000	8,194
	LandMark Optoelectronics Corp.	991,155	8,192
*	Taiwan Glass Industry Corp.	18,594,615	8,183
[1]	Taiwan Speciality Chemicals Corp.	1,466,000	8,096
[1]	China Motor Corp.	3,602,222	8,079
	Taiwan Cogeneration Corp.	6,287,810	8,035
	CyberPower Systems Inc.	900,000	7,945
	Shinkong Synthetic Fibers Corp.	20,301,312	7,938
	Phoenix Silicon International Corp.	1,939,473	7,926
	Johnson Health Tech Co. Ltd.	1,460,092	7,878
*,1	Kaori Heat Treatment Co. Ltd.	1,188,344	7,862
[1]	Zero One Technology Co. Ltd.	1,961,000	7,717
[1]	Grand Process Technology Corp.	263,701	7,690
	Kindom Development Co. Ltd.	4,761,850	7,596
[1]	Farglory Land Development Co. Ltd.	4,063,158	7,586
	EVERGREEN Steel Corp.	2,910,000	7,521
	TTY Biopharm Co. Ltd.	3,108,457	7,501
	Taiwan Sakura Corp.	2,699,006	7,448
	Chong Hong Construction Co. Ltd.	2,717,790	7,446
	Pan Jit International Inc.	5,356,398	7,445
	CTCI Corp.	8,569,642	7,369
	AcBel Polytech Inc.	9,142,328	7,366
	Innodisk Corp.	1,008,776	7,356
[1]	All Ring Tech Co. Ltd.	919,000	7,352
	Chang Wah Electromaterials Inc.	5,375,000	7,236

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Formosa Taffeta Co. Ltd.	13,932,498	7,222
	Wowprime Corp.	1,037,593	7,219
[1]	United Microelectronics Corp. ADR	1,006,015	7,082
[1]	LuxNet Corp.	1,469,000	7,080
	Cheng Loong Corp.	12,913,761	7,057
	WinWay Technology Co. Ltd.	265,387	7,049
[1]	Yungshin Construction & Development Co. Ltd.	1,814,142	7,048
	Machvision Inc.	543,775	7,040
	Greatek Electronics Inc.	4,086,961	7,028
*	Lumosa Therapeutics Co. Ltd.	1,373,354	6,976
	Orient Semiconductor Electronics Ltd.	6,923,208	6,967
*,1	FOCI Fiber Optic Communications Inc.	1,194,000	6,957
	Clevo Co.	4,622,546	6,927
	Cheng Uei Precision Industry Co. Ltd.	4,509,595	6,911
	Grape King Bio Ltd.	1,618,683	6,894
[1]	ChipMOS Technologies Inc.	8,240,348	6,817
[1]	I-Chiun Precision Industry Co. Ltd.	2,709,016	6,664
*	TaiMed Biologics Inc.	2,605,263	6,659
	Kenda Rubber Industrial Co. Ltd.	8,994,097	6,635
	Marketech International Corp.	1,314,000	6,606
	FLEXium Interconnect Inc.	4,135,334	6,567
*	Unitech Printed Circuit Board Corp.	8,593,693	6,508
[1]	Hota Industrial Manufacturing Co. Ltd.	3,267,801	6,504
	Standard Foods Corp.	6,160,849	6,501
[1]	JSL Construction & Development Co. Ltd.	2,491,549	6,433
[1]	Advancetek Enterprise Co. Ltd.	2,850,000	6,424
	Posiflex Technology Inc.	792,612	6,421
[1]	Pegavision Corp.	587,542	6,410
	Cleanaway Co. Ltd.	1,119,359	6,356
*	Lung Yen Life Service Corp.	2,968,221	6,310
	Evergreen International Storage & Transport Corp.	6,943,793	6,285
*	HannStar Display Corp.	28,315,793	6,274
	Global Mixed Mode Technology Inc.	904,342	6,274
	Pan-International Industrial Corp.	5,297,613	6,266
	C Sun Manufacturing Ltd.	1,404,090	6,232
	China Steel Chemical Corp.	2,165,245	6,190
	BES Engineering Corp.	18,702,754	6,177
	Flytech Technology Co. Ltd.	1,725,785	6,134
	Taiwan Paiho Ltd.	3,352,592	6,125
	Fulgent Sun International Holding Co. Ltd.	1,917,102	6,109
	Chenbro Micom Co. Ltd.	782,000	6,108
	Lian HWA Food Corp.	1,498,000	6,108
	Sinon Corp.	4,851,000	6,085
	Chief Telecom Inc.	449,800	6,080
[1]	Chung Hung Steel Corp.	11,952,000	6,042
	YungShin Global Holding Corp.	2,923,898	5,997
	Weikeng Industrial Co. Ltd.	5,842,000	5,995
[1]	Global Brands Manufacture Ltd.	3,134,799	5,972
	Tainan Spinning Co. Ltd.	15,737,940	5,927
	Hotai Finance Co. Ltd.	2,767,120	5,881
*	EirGenix Inc.	2,927,277	5,826
	G Shank Enterprise Co. Ltd.	2,544,335	5,815
[1]	Shiny Chemical Industrial Co. Ltd.	1,386,250	5,774
	Hannstar Board Corp.	3,864,604	5,740
	TSRC Corp.	9,769,009	5,728
	Allied Supreme Corp.	752,000	5,724
	Ton Yi Industrial Corp.	10,059,324	5,696
	Ambassador Hotel	4,039,000	5,679
	Chunghwa Precision Test Tech Co. Ltd.	247,368	5,645
[1]	Scientech Corp.	661,000	5,626
[1]	M31 Technology Corp.	348,276	5,612
	Formosa International Hotels Corp.	894,756	5,579
	Elite Semiconductor Microelectronics Technology Inc.	3,426,717	5,571
*	Medigen Vaccine Biologics Corp.	3,201,336	5,539
	Channel Well Technology Co. Ltd.	2,440,000	5,537
	Promate Electronic Co. Ltd.	2,487,000	5,522
	Hu Lane Associate Inc.	1,162,944	5,521
[1]	ITEQ Corp.	2,744,177	5,511
*	CSBC Corp. Taiwan	10,439,257	5,481
[1]	Solomon Technology Corp.	1,320,000	5,453

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Microbio Co. Ltd.	7,347,733	5,441
	Synmosa Biopharma Corp.	5,364,521	5,420
	TCI Co. Ltd.	1,163,788	5,411
	Cathay Real Estate Development Co. Ltd.	8,921,505	5,393
[1]	Quanta Storage Inc.	2,115,136	5,363
	Evergreen Aviation Technologies Corp.	1,644,000	5,360
	Universal Cement Corp.	6,103,240	5,342
	Chang Wah Technology Co. Ltd.	4,694,000	5,293
[1]	JPC connectivity Inc.	1,338,887	5,287
	FocalTech Systems Co. Ltd.	2,696,403	5,245
[1]	Dynamic Holding Co. Ltd.	3,888,365	5,240
	Brighton-Best International Taiwan Inc.	5,021,367	5,238
	Sporton International Inc.	996,138	5,224
	Topkey Corp.	919,000	5,219
[1]	Kuo Toong International Co. Ltd.	2,996,809	5,184
	Nichidenbo Corp.	2,540,000	5,127
*	Grand Pacific Petrochemical	13,858,951	5,108
*	Andes Technology Corp.	568,000	5,078
	Holy Stone Enterprise Co. Ltd.	1,936,982	5,068
	Continental Holdings Corp.	6,581,000	5,012
[1]	Chenming Electronic Technology Corp.	1,797,325	4,996
	Gemtek Technology Corp.	5,598,668	4,980
	Adlink Technology Inc.	2,100,484	4,964
[1]	Delpha Construction Co. Ltd.	4,779,000	4,955
	SDI Corp.	2,206,876	4,947
	Hsin Kuang Steel Co. Ltd.	3,657,403	4,938
	Genesys Logic Inc.	1,122,000	4,899
*	United Renewable Energy Co. Ltd.	18,199,408	4,895
*,1	RichWave Technology Corp.	1,130,337	4,870
[1]	Nuvoton Technology Corp.	2,259,000	4,855
[1]	Advanced Wireless Semiconductor Co.	2,035,030	4,839
	Chin-Poon Industrial Co. Ltd.	4,752,799	4,809
	Great Tree Pharmacy Co. Ltd.	959,096	4,785
	Wafer Works Corp.	7,569,898	4,770
*	Episil Technologies Inc.	4,212,233	4,743
	UPI Semiconductor Corp.	817,000	4,697
*,1	Kenmec Mechanical Engineering Co. Ltd.	2,363,363	4,659
[1]	Altek Corp.	4,006,710	4,569
	ASROCK Inc.	823,000	4,532
	Co-Tech Development Corp.	2,993,000	4,467
*	Taiwan TEA Corp.	8,676,399	4,450
*	TPK Holding Co. Ltd.	4,615,313	4,440
	Anpec Electronics Corp.	936,000	4,421
[1]	Ability Enterprise Co. Ltd.	3,016,904	4,397
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,061,703	4,360
	Thinking Electronic Industrial Co. Ltd.	1,087,000	4,350
[1]	Shinfox Energy Co. Ltd.	1,585,724	4,305
	Universal Vision Biotechnology Co. Ltd.	768,580	4,301
	Syncmold Enterprise Corp.	1,701,099	4,244
	Taiwan Semiconductor Co. Ltd.	2,896,342	4,214
	Oriental Union Chemical Corp.	9,872,474	4,204
*	General Interface Solution GIS Holding Ltd.	2,854,276	4,188
	Nantex Industry Co. Ltd.	4,996,409	4,184
	IEI Integration Corp.	1,549,669	4,087
*,1	RDC Semiconductor Co. Ltd.	836,120	4,077
	TaiDoc Technology Corp.	942,645	3,950
	Gamania Digital Entertainment Co. Ltd.	1,716,424	3,941
*	Sunplus Technology Co. Ltd.	5,845,752	3,924
	AmTRAN Technology Co. Ltd.	8,740,211	3,918
	Forcecon Tech Co. Ltd.	1,116,000	3,869
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,864
	Huang Hsiang Construction Corp.	2,377,571	3,838
	Soft-World International Corp.	1,221,372	3,821
	Taiflex Scientific Co. Ltd.	2,731,592	3,817
*	International CSRC Investment Holdings Co.	11,477,159	3,815
	Ichia Technologies Inc.	3,262,439	3,754
	Taiwan-Asia Semiconductor Corp.	5,509,266	3,753
	China Bills Finance Corp.	8,036,028	3,745
	PharmaEngine Inc.	1,321,477	3,698
[1]	D-Link Corp.	7,156,584	3,679

Total International Stock Index Fund
		Shares	Market Value• ($000)
	USI Corp.	11,509,641	3,678
	Hung Sheng Construction Ltd.	5,152,107	3,676
*	Foresee Pharmaceuticals Co. Ltd.	1,738,310	3,664
*	Etron Technology Inc.	4,091,767	3,661
	TYC Brother Industrial Co. Ltd.	2,410,099	3,649
	Sinyi Realty Inc.	4,160,300	3,634
	Bank of Kaohsiung Co. Ltd.	9,730,292	3,613
	Xxentria Technology Materials Corp.	2,267,343	3,601
	Rechi Precision Co. Ltd.	3,849,896	3,581
	Sampo Corp.	4,495,497	3,579
*	Longchen Paper & Packaging Co. Ltd.	12,467,091	3,558
	St. Shine Optical Co. Ltd.	653,727	3,520
	Darfon Electronics Corp.	2,962,164	3,520
	Zyxel Group Corp.	3,720,952	3,502
	Actron Technology Corp.	871,577	3,494
	CMC Magnetics Corp.	14,021,253	3,483
	Materials Analysis Technology Inc.	709,000	3,455
*	Shining Building Business Co. Ltd.	10,372,769	3,445
	Dimerco Express Corp.	1,491,843	3,435
[1]	TSEC Corp.	6,996,803	3,429
	YC INOX Co. Ltd.	5,139,049	3,421
*	Phihong Technology Co. Ltd.	4,237,768	3,417
	Cub Elecparts Inc.	1,205,100	3,398
*	OBI Pharma Inc.	2,741,353	3,360
*	Egis Technology Inc.	1,100,582	3,354
	Ho Tung Chemical Corp.	12,421,141	3,268
*	CyberTAN Technology Inc.	4,608,006	3,262
	Radium Life Tech Co. Ltd.	8,116,058	3,203
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,182
	Bioteque Corp.	798,525	3,159
	Namchow Holdings Co. Ltd.	2,136,971	3,146
	Advanced International Multitech Co. Ltd.	1,470,115	3,126
	T3EX Global Holdings Corp.	1,389,000	3,073
*	Ritek Corp.	9,200,658	3,067
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,051
	China Metal Products	3,659,113	3,033
	Kuo Yang Construction Co. Ltd.	4,789,000	2,987
	Everlight Chemical Industrial Corp.	5,648,329	2,977
	Weltrend Semiconductor	2,080,182	2,949
	Sincere Navigation Corp.	4,024,309	2,922
*,1	Adimmune Corp.	4,704,575	2,918
	Wei Chuan Foods Corp.	5,733,709	2,916
	Infortrend Technology Inc.	3,725,873	2,890
	Firich Enterprises Co. Ltd.	3,544,652	2,880
	Gourmet Master Co. Ltd.	1,003,237	2,873
	Alpha Networks Inc.	3,288,750	2,838
*,1	UPC Technology Corp.	10,826,277	2,821
[1]	Waffer Technology Corp.	1,789,294	2,800
	Chia Hsin Cement Corp.	6,027,720	2,798
	FSP Technology Inc.	1,631,071	2,752
	Formosan Rubber Group Inc.	3,507,375	2,744
	ZillTek Technology Corp.	402,000	2,743
	Holtek Semiconductor Inc.	2,150,952	2,741
	91APP Inc.	1,015,931	2,661
	Rich Development Co. Ltd.	9,359,885	2,635
	Advanced Ceramic X Corp.	682,971	2,601
*	Lealea Enterprise Co. Ltd.	11,161,721	2,599
	Chlitina Holding Ltd.	725,231	2,585
*	Chung Hwa Pulp Corp.	6,368,818	2,546
	Hong Pu Real Estate Development Co. Ltd.	2,721,931	2,529
*	China Man-Made Fiber Corp.	12,691,236	2,521
	Kaimei Electronic Corp.	1,416,200	2,502
	Sunny Friend Environmental Technology Co. Ltd.	1,014,675	2,496
	Mercuries & Associates Holding Ltd.	5,839,111	2,495
	WUS Printed Circuit Co. Ltd.	2,058,785	2,492
	KMC Kuei Meng International Inc.	816,000	2,470
	Swancor Holding Co. Ltd.	1,058,426	2,455
	Motech Industries Inc.	4,135,988	2,431
[1]	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	2,401
	KEE TAI Properties Co. Ltd.	6,022,988	2,388

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zeng Hsing Industrial Co. Ltd.	754,774	2,350
*	Polaris Group	2,029,919	2,341
	Amazing Microelectronic Corp.	1,002,526	2,337
	Savior Lifetec Corp.	3,838,851	2,315
	Iron Force Industrial Co. Ltd.	754,907	2,269
*	Career Technology MFG. Co. Ltd.	6,055,366	2,217
	Darwin Precisions Corp.	6,185,570	2,213
	Brogent Technologies Inc.	706,643	2,204
	TA-I Technology Co. Ltd.	1,490,535	2,180
	ScinoPharm Taiwan Ltd.	3,679,946	2,162
*	Apex International Co. Ltd.	2,966,167	2,145
	Sonix Technology Co. Ltd.	1,963,316	2,140
	Taiwan Mask Corp.	2,181,000	2,130
	Asia Polymer Corp.	5,358,624	2,124
	Formosa Sumco Technology Corp.	849,000	2,119
	Panion & BF Biotech Inc.	957,163	2,106
	China General Plastics Corp.	6,031,597	2,099
*	Federal Corp.	3,746,195	2,098
	Lingsen Precision Industries Ltd.	4,740,421	2,090
	CHC Healthcare Group	1,529,222	2,069
	Tyntek Corp.	4,134,095	2,062
	Nidec Chaun-Choung Technology Corp.	491,645	2,023
	Sensortek Technology Corp.	348,000	1,970
	Tung Thih Electronic Co. Ltd.	939,929	1,962
	Speed Tech Corp.	1,513,000	1,953
	AGV Products Corp.	5,439,983	1,907
*	Fittech Co. Ltd.	843,810	1,900
*	Taiwan Styrene Monomer	6,733,977	1,898
*	First Steamship Co. Ltd.	9,797,441	1,889
	Rexon Industrial Corp. Ltd.	1,880,000	1,876
	Ultra Chip Inc.	1,008,000	1,839
	China Electric Manufacturing Corp.	4,291,227	1,828
	Cenra Inc.	1,618,883	1,756
*	PChome Online Inc.	1,485,259	1,740
	Cyberlink Corp.	544,066	1,687
	Senao International Co. Ltd.	1,694,253	1,681
*	Gigastorage Corp.	4,381,817	1,675
*	Li Peng Enterprise Co. Ltd.	8,547,714	1,667
*	HannsTouch Holdings Co.	7,279,304	1,601
*	Medigen Biotechnology Corp.	1,500,797	1,485
	Taiyen Biotech Co. Ltd.	1,474,580	1,450
	Elitegroup Computer Systems Co. Ltd.	2,932,479	1,423
	Basso Industry Corp.	1,121,339	1,306
	Globe Union Industrial Corp.	3,772,405	1,287
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,265
*	Yeong Guan Energy Technology Group Co. Ltd.	1,319,515	1,211
*	ALI Corp.	1,370,017	1,146
	Nan Liu Enterprise Co. Ltd.	585,000	1,033
	VIA Labs Inc.	348,000	1,015
*	Shin Foong Specialty & Applied Materials Co. Ltd.	693,361	913
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			22,725,782
Thailand (0.5%)
	PTT PCL (Foreign)	203,009,865	188,267
	Advanced Info Service PCL (Foreign)	15,880,025	140,073
	CP ALL PCL (Foreign)	84,522,800	130,146
	Bangkok Dusit Medical Services PCL (Foreign)	166,813,367	119,628
	Kasikornbank PCL (Foreign)	24,866,229	118,748
	Delta Electronics Thailand PCL (Foreign)	39,814,610	116,706
*,1	Gulf Development PCL (Foreign)	64,672,219	94,864
	SCB X PCL (Foreign)	23,865,653	85,040
	Airports of Thailand PCL (Foreign)	61,038,364	69,705
	Central Pattana PCL (Foreign)	44,217,411	66,850
	PTT Exploration & Production PCL (Foreign)	19,455,617	57,901
	Krung Thai Bank PCL (Foreign)	87,135,091	56,861
	Charoen Pokphand Foods PCL (Foreign)	68,520,912	54,274
*	True Corp. PCL (Foreign)	149,083,536	53,973
[1]	Siam Cement PCL (Foreign)	11,034,347	52,726

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Minor International PCL (Foreign)	56,788,401	45,707
	Bumrungrad Hospital PCL (Foreign)	8,080,443	39,811
	Bangkok Bank PCL (Foreign)	8,077,564	33,831
[1]	TMBThanachart Bank PCL (Foreign)	613,285,774	33,595
	Central Retail Corp. PCL (Foreign)	39,302,122	27,820
	Tisco Financial Group PCL (Foreign)	8,324,909	24,470
*	BTS Group Holdings PCL (Foreign)	146,537,834	22,186
[1]	Krungthai Card PCL (Foreign)	14,690,639	20,489
[1]	Home Product Center PCL (Foreign)	79,269,161	20,084
[1]	Bangkok Expressway & Metro PCL (Foreign)	103,189,886	18,245
	Digital Telecommunications Infrastructure Fund	72,543,189	17,804
[1]	PTT Oil & Retail Business PCL (Foreign)	38,800,783	16,816
	CP Axtra PCL (Foreign)	22,035,388	16,635
	Banpu PCL (Foreign)	123,506,612	15,874
	Thanachart Capital PCL (Foreign)	10,826,402	15,473
	Thai Union Group PCL (Foreign)	46,939,460	15,164
[1]	PTT Global Chemical PCL (Foreign)	28,844,381	14,931
	Land & Houses PCL (Foreign)	116,438,888	14,761
	Indorama Ventures PCL (Foreign)	25,334,383	14,394
	Muangthai Capital PCL (Foreign)	9,772,231	13,132
	CPN Retail Growth Leasehold REIT	35,184,488	12,953
	Thai Life Insurance PCL (Foreign)	35,086,100	12,884
	Ratch Group PCL (Foreign)	16,290,454	12,783
[1]	Bangchak Corp. PCL (Foreign)	11,722,950	12,535
	Thai Oil PCL (Foreign)	15,398,649	12,318
	Kiatnakin Phatra Bank PCL (Foreign)	8,214,620	12,318
*,1	VGI PCL (Foreign)	171,872,214	11,752
	Srisawad Corp. PCL (Foreign)	12,848,216	11,733
	Electricity Generating PCL (Foreign)	3,543,138	11,011
	Com7 PCL (Foreign)	16,834,714	10,363
	Berli Jucker PCL (Foreign)	14,397,428	10,265
[1]	Carabao Group PCL (Foreign)	5,197,806	9,712
	3BB Internet Infrastructure Fund	54,525,854	9,708
	Sansiri PCL (Foreign)	227,248,521	9,452
	WHA Corp. PCL (Foreign)	103,406,915	9,352
	Osotspa PCL (Foreign)	19,458,183	9,193
	Global Power Synergy PCL (Foreign)	9,827,776	9,158
	Supalai PCL (Foreign)	17,566,563	8,283
[1]	AP Thailand PCL (Foreign)	32,107,170	7,686
	KCE Electronics PCL (Foreign)	13,941,175	7,242
	Betagro PCL (Foreign)	10,196,700	7,235
	SCG Packaging PCL (Foreign)	17,125,809	7,194
	Central Plaza Hotel PCL (Foreign)	8,984,752	6,722
	Ngern Tid Lor PCL (Foreign)	18,651,719	6,692
[1]	Bangkok Chain Hospital PCL (Foreign)	14,811,030	6,686
[1]	Asset World Corp. PCL (Foreign)	100,963,298	6,631
	Bangkok Airways PCL (Foreign)	13,606,293	6,508
	CH Karnchang PCL (Foreign)	14,337,448	6,161
	Thailand Future Fund	31,039,989	5,620
	Hana Microelectronics PCL (Foreign)	9,173,853	5,303
	TTW PCL (Foreign)	20,052,231	5,280
[1]	Siam Global House PCL (Foreign)	24,859,828	5,237
	Amata Corp. PCL (Foreign)	11,735,975	5,218
	Cal-Comp Electronics Thailand PCL (Foreign)	28,148,400	5,033
[1]	Sri Trang Agro-Industry PCL (Foreign)	12,237,471	4,933
	Plan B Media PCL (Foreign)	34,255,155	4,927
	Chularat Hospital PCL (Foreign)	92,394,252	4,918
*	Jasmine Technology Solution PCL (Foreign)	3,903,801	4,769
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	4,653
	Mega Lifesciences PCL (Foreign)	4,817,756	4,369
	Thaifoods Group PCL (Foreign)	26,922,005	4,313
	Tipco Asphalt PCL (Foreign)	9,574,967	4,298
	Thai Vegetable Oil PCL (Foreign)	6,151,102	4,181
	AEON Thana Sinsap Thailand PCL (Foreign)	1,293,568	4,087
	CK Power PCL (Foreign)	50,179,219	4,050
[1]	B Grimm Power PCL (Foreign)	11,684,752	3,938
[1]	Quality Houses PCL (Foreign)	86,171,943	3,867
[1]	JMT Network Services PCL (Foreign)	9,248,417	3,818
*	Stecon Group PCL (Foreign)	16,896,401	3,724
[1]	IRPC PCL (Foreign)	142,880,724	3,722

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	I-TAIL Corp. PCL (Foreign)	9,310,600	3,593
	TOA Paint Thailand PCL (Foreign)	10,874,460	3,317
	Star Petroleum Refining PCL (Foreign)	19,767,532	3,226
*	Thonburi Healthcare Group PCL (Foreign)	10,799,727	3,137
*,1	Energy Absolute PCL (Foreign)	47,559,388	3,088
[1]	Dhipaya Group Holdings PCL (Foreign)	5,239,672	3,031
*	SKY ICT PCL (Foreign)	6,803,697	3,007
[1]	Jaymart Group Holdings PCL (Foreign)	11,742,487	2,998
	MBK PCL (Foreign)	6,498,238	2,992
*	Thaicom PCL (Foreign)	11,002,578	2,991
	TQM Alpha PCL (Foreign)	6,003,553	2,981
	MK Restaurants Group PCL (Foreign)	5,226,940	2,970
	WHA Premium Growth Freehold & Leasehold REIT	10,651,375	2,852
	Sri Trang Gloves Thailand PCL (Foreign)	13,278,196	2,741
	Dohome PCL (Foreign)	16,900,812	2,729
	Thoresen Thai Agencies PCL (Foreign)	21,934,991	2,704
[1]	Bangchak Sriracha PCL (Foreign)	17,097,553	2,684
	BCPG PCL (Foreign)	13,038,174	2,673
	Gunkul Engineering PCL (Foreign)	54,986,495	2,615
	Taokaenoi Food & Marketing PCL (Foreign)	10,939,993	2,421
	PTG Energy PCL (Foreign)	11,321,077	2,387
*,1	Jasmine International PCL (Foreign)	51,254,218	2,327
	Bangkok Life Assurance PCL (Foreign)	4,576,915	2,301
	TPI Polene Power PCL (Foreign)	35,880,912	2,253
	Precious Shipping PCL (Foreign)	12,101,597	2,141
	Major Cineplex Group PCL (Foreign)	7,053,479	2,108
	GFPT PCL (Foreign)	6,914,695	2,092
	Bangkok Land PCL (Foreign)	167,390,541	2,056
	Banpu Power PCL (Foreign)	8,776,437	1,812
	BEC World PCL (Foreign)	14,436,704	1,748
	Forth Corp. PCL (Foreign)	6,007,006	1,686
*,1	Singer Thailand PCL (Foreign)	8,473,740	1,633
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	8,323,198	1,472
	Siam City Cement PCL (Foreign)	330,743	1,456
	Ratchthani Leasing PCL (Foreign)	31,521,893	1,386
	SPCG PCL (Foreign)	5,675,234	1,342
	Bangkok Life Assurance PCL NVDR	2,504,531	1,259
	Pruksa Holding PCL (Foreign)	7,540,784	1,083
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,032
*	Super Energy Corp. PCL (Foreign)	180,057,966	754
*	Pruksa Real Estate PCL (Foreign)	7,721,100	555
	LPN Development PCL (Foreign)	7,308,576	443
	TPI Polene PCL (Foreign)	13,114,161	368
	Vibhavadi Medical Center PCL (Foreign)	5,039,275	237
	Ramkhamhaeng Hospital PCL (Foreign)	394,157	214
*	Beyond Securities PCL (Foreign)	16,137,302	184
			2,306,851
Turkey (0.3%)
[1]	BIM Birlesik Magazalar A/S	6,236,765	73,271
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,644,520	58,637
*,1	Turk Hava Yollari AO	7,742,225	57,447
	Akbank TAS	43,810,902	55,671
[1]	KOC Holding A/S	11,983,099	43,144
[1]	Turkiye Petrol Rafinerileri A/S	12,387,576	40,264
	Turkcell Iletisim Hizmetleri A/S	16,679,921	39,124
[1]	Haci Omer Sabanci Holding A/S	19,012,086	36,365
[1]	Turkiye Is Bankasi A/S Class C	110,363,496	29,715
*,1	Yapi ve Kredi Bankasi A/S	46,481,708	27,644
*,1	Eregli Demir ve Celik Fabrikalari TAS	46,725,014	27,438
[1]	Enka Insaat ve Sanayi A/S	13,540,794	22,591
[1]	Turkiye Garanti Bankasi A/S	8,300,453	22,311
[1]	Ford Otomotiv Sanayi A/S	883,868	20,393
*,1	Pegasus Hava Tasimaciligi A/S	3,178,316	18,484
[1]	Turkiye Sise ve Cam Fabrikalari A/S	19,752,745	17,648
*,1	Sasa Polyester Sanayi A/S	145,238,561	16,020
[1]	Coca-Cola Icecek A/S	11,676,011	15,844
[1]	Migros Ticaret A/S	1,239,382	15,455
*,1	TAV Havalimanlari Holding A/S	2,464,046	14,667
	AG Anadolu Grubu Holding A/S	1,549,619	11,035

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Turk Telekomunikasyon A/S	7,447,712	10,174
[1]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	3,866,121	10,130
*	Tekfen Holding A/S	2,826,892	10,069
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,260,933	9,403
*,1	Arcelik A/S	3,128,224	9,271
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,736,124	9,079
*,1	Turk Altin Isletmeleri A/S	13,569,562	8,831
*,2	MLP Saglik Hizmetleri A/S Class B	1,013,205	8,625
*,1	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,553,477	8,298
*	Oyak Cimento Fabrikalari A/S	13,449,726	8,233
*,1	Gubre Fabrikalari TAS	1,131,844	8,121
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,061,401	7,929
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,578,731	7,926
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	19,387,482	7,445
*,1	Petkim Petrokimya Holding A/S	17,327,666	7,303
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,076,916	6,801
	Anadolu Anonim Turk Sigorta Sirketi	2,964,904	6,742
	Is Yatirim Menkul Degerler A/S	7,093,685	6,649
*,1	Ulker Biskuvi Sanayi A/S	2,292,079	6,375
*	Otokar Otomotiv ve Savunma Sanayi A/S	632,132	6,214
	Turkiye Sigorta A/S	13,406,077	6,108
	Borusan Yatirim ve Pazarlama A/S	108,403	5,997
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,654,034	5,988
*	Ral Yatirim Holding A/S	1,946,162	5,962
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,169,436	5,955
	Turk Traktor ve Ziraat Makineleri A/S	359,864	5,683
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,619,905	5,642
	Nuh Cimento Sanayi A/S	836,963	5,319
*	Baticim Bati Anadolu Cimento Sanayii A/S	36,157,873	4,972
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	524,208	4,966
	Dogan Sirketler Grubu Holding A/S	12,022,418	4,884
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,783,679	4,866
*	Turkiye Sinai Kalkinma Bankasi A/S	17,781,287	4,851
[1]	Alarko Holding A/S	2,008,440	4,814
*	Turkiye Vakiflar Bankasi TAO	8,785,591	4,757
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	11,771	4,748
*	Aksa Akrilik Kimya Sanayii A/S	18,980,160	4,722
[1,2]	Enerjisa Enerji A/S	3,337,155	4,704
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	2,892,526	4,673
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,392,148	4,502
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,278,764	4,421
*,1	Hektas Ticaret TAS	52,553,706	4,234
	Sok Marketler Ticaret A/S	4,306,709	4,225
*	BatiSoke Soke Cimento Sanayii TAS	7,158,137	3,861
*,1	Turkiye Halk Bankasi A/S	7,344,874	3,855
	Enerya Enerji A/S	35,838,248	3,775
	EGE Endustri ve Ticaret A/S	15,763	3,657
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,108,865	3,654
	Global Yatirim Holding A/S	18,335,364	3,513
	LDR Turizm A/S	684,588	3,428
*	Bera Holding A/S	8,820,343	3,339
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	6,707,625	3,284
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	3,170
	Albaraka Turk Katilim Bankasi A/S	20,162,297	3,161
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,973,753	3,152
	TAB Gida Sanayi ve Ticaret A/S	725,208	3,151
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,541,842	3,107
[1]	Kontrolmatik Enerji ve Muhendislik A/S	4,317,628	3,068
	Aksa Enerji Uretim A/S Class B	3,665,540	2,970
*	Investco Holding A/S	513,891	2,945
	AKIS Gayrimenkul Yatirimi A/S	18,160,869	2,874
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	22,600,462	2,842
	Escar Turizm Tasimacilik Ticaret A/S	1,609,515	2,803
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,424,266	2,770
*,1	MIA Teknoloji A/S	2,981,466	2,712
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	31,317,372	2,666
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	133,135	2,599
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	2,551
*	NET Holding A/S	2,660,790	2,540
*	Can2 Termik A/S	58,281,990	2,444

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sekerbank Turk A/S	18,053,886	2,438
	Katilimevim Tasarruf Finansman A/S	1,215,603	2,417
*	Polisan Holding A/S	5,963,781	2,389
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,457,030	2,387
	Aygaz A/S	715,859	2,382
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,207,202	2,325
*	YEO Teknoloji Enerji ve Endustri A/S	2,084,537	2,299
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	2,289
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	2,163,121	2,280
*	Lydia Holding A/S	931,033	2,251
*	Akfen Yenilenebilir Enerji A/S	4,764,579	2,227
*	Kiler Holding A/S	3,321,530	2,214
	Kocaer Celik Sanayi ve Ticaret A/S	6,876,886	2,205
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	42,483,970	2,189
	Bursa Cimento Fabrikasi A/S	10,863,079	2,165
	Celebi Hava Servisi A/S	32,507	2,132
	Akcansa Cimento A/S	582,443	2,128
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	2,119
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,962,094	1,978
*	Tukas Gida Sanayi ve Ticaret A/S	31,175,675	1,939
	Anadolu Hayat Emeklilik A/S	921,567	1,925
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,414,141	1,913
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	13,472,328	1,867
*	Isiklar Enerji ve Yapi Holding A/S	6,751,019	1,826
*,1	Zorlu Enerji Elektrik Uretim A/S	21,717,166	1,810
*	Iskenderun Demir ve Celik A/S	1,996,079	1,755
*,1	Reeder Teknoloji Sanayi ve Ticaret A/S	5,907,832	1,752
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,661,701	1,740
*	Konya Cimento Sanayii A/S	11,008	1,730
*	Kayseri Seker Fabrikasi A/S	3,844,799	1,716
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	125,789	1,702
	Agesa Hayat ve Emeklilik A/S	485,611	1,699
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,039,046	1,667
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	2,064,346	1,636
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,507,719	1,634
*	Politeknik Metal Sanayi ve Ticaret A/S	9,847	1,615
*	Pasifik Donanim ve Yazilim Bilgi Teknolojileri A/S	885,539	1,593
*	Karel Elektronik Sanayi ve Ticaret A/S	7,346,111	1,557
*	Izdemir Enerji Elektrik Uretim A/S	9,325,736	1,542
*	Qua Granite Hayal	11,148,675	1,541
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,525
*	Altinay Savunma Teknolojileri A/S	763,182	1,505
	Galata Wind Enerji A/S	2,414,520	1,474
*	Kerevitas Gida Sanayi ve Ticaret A/S	3,400,800	1,428
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	608,136	1,424
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,607,923	1,419
*	Hitit Bilgisayar Hizmetleri A/S	1,302,926	1,391
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	1,382
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,381
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,375
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,179,425	1,368
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	27,190,495	1,340
*	Aksigorta A/S	8,479,628	1,332
	Kervan Gida Sanayi ve Ticaret A/S Class B	25,468,932	1,332
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,314
*	Is Finansal Kiralama A/S	3,871,593	1,271
*	Fenerbahce Futbol A/S	1,142,500	1,243
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,239
*	Bagfas Bandirma Gubre Fabrikalari A/S	2,005,970	1,231
*	Tat Gida Sanayi A/S	4,153,982	1,223
	SUN Tekstil Sanayi ve Ticaret A/S	1,313,109	1,210
	Suwen Tekstil Sanayi Pazarlama A/S	4,287,405	1,187
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	4,523,760	1,174
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	1,158
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,124
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,118
	Kimteks Poliuretan Sanayi ve Ticaret A/S	2,763,866	1,095
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	5,407,938	1,090
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	3,157,276	1,076
*	Kordsa Teknik Tekstil A/S	731,090	1,049

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ebebek Magazacilik A/S Class B	911,273	1,020
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,014
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	927
*	Oyak Yatirim Menkul Degerler A/S	1,279,400	874
*	Izmir Demir Celik Sanayi A/S	6,600,386	858
	Aydem Yenilenebilir Enerji A/S	1,902,238	787
*	Peker Gayrimenkul Yatirim Ortakligi A/S	20,540,746	749
*	Kartonsan Karton Sanayi ve Ticaret A/S	290,235	596
*	Erciyas Celik Boru Sanayi A/S	233,358	465
*	Imas Makina Sanayi A/S	6,420,500	441
*	Marti Otel Isletmeleri A/S	5,601,357	372
			1,153,224
United Arab Emirates (0.5%)
	Emaar Properties PJSC	95,447,633	341,059
	First Abu Dhabi Bank PJSC	62,869,890	257,239
	Emirates Telecommunications Group Co. PJSC	49,468,588	234,420
	Emirates NBD Bank PJSC	25,728,575	143,989
	Abu Dhabi Commercial Bank PJSC	41,578,237	131,755
	Aldar Properties PJSC	51,929,097	116,942
	Abu Dhabi Islamic Bank PJSC	20,610,164	102,613
	Dubai Electricity & Water Authority PJSC	123,047,059	89,787
	Dubai Islamic Bank PJSC	40,970,074	84,410
	Alpha Dhabi Holding PJSC	19,663,700	60,636
	ADNOC Drilling Co. PJSC	35,042,046	46,752
	Emaar Development PJSC	11,974,580	43,638
*	Modon Holding PSC	47,182,680	39,240
	Abu Dhabi National Oil Co. for Distribution PJSC	40,682,561	37,333
	Salik Co. PJSC	26,686,145	36,768
*	Multiply Group PJSC	53,351,278	31,346
	Air Arabia PJSC	32,352,223	30,783
	Borouge plc	42,744,218	30,050
	Pure Health Holding PJSC	35,463,334	27,257
	ADNOC Logistics & Services	19,802,743	26,153
	Americana Restaurants International plc - Foreign Co. (XADS)	37,919,557	23,324
*	Talabat Holding plc	55,584,342	21,416
	NMDC Group PJSC	2,961,514	20,153
	Dubai Investments PJSC	29,183,391	18,461
	Abu Dhabi National Hotels	127,292,998	18,047
	Dana Gas PJSC	78,856,435	15,996
	Parkin Co. PJSC	10,685,493	15,638
	Agility Global plc	44,376,437	14,841
*	Apex Investment Co. PSC	13,027,737	13,941
*	Abu Dhabi Ports Co. PJSC	12,226,826	13,234
	Emirates Central Cooling Systems Corp.	29,076,950	12,778
	GFH Financial Group BSC	42,308,926	12,201
	Fertiglobe plc	16,353,891	10,119
	Dubai Financial Market PJSC	23,637,840	8,819
*	Gulf Navigation Holding PJSC	5,564,197	8,172
*	Aramex PJSC	10,277,089	7,783
*	RAK Properties PJSC	20,664,273	7,157
*	Space42 plc	14,384,536	6,501
	Ajman Bank PJSC	15,048,066	6,188
	Agthia Group PJSC	4,697,265	5,783
	Amanat Holdings PJSC	17,416,539	5,119
	Burjeel Holdings plc	11,967,171	4,922
*	Phoenix Group plc	14,029,872	3,497
*	Ghitha Holding PJSC	554,585	2,697
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	2,650
	Americana Restaurants International plc - Foreign Co.	2,783,449	1,659
*,3	Arabtec Holding PJSC	11,126,461	—
			2,193,266
United Kingdom (9.2%)
	AstraZeneca plc	21,312,216	3,053,331
	HSBC Holdings plc	254,084,156	2,832,371
	Shell plc	86,535,276	2,792,644
	Unilever plc	34,722,272	2,210,763
	RELX plc	26,574,199	1,450,291
	British American Tobacco plc	28,197,122	1,228,220
	Rolls-Royce Holdings plc	120,964,835	1,224,463

Total International Stock Index Fund
		Shares	Market Value• ($000)
	GSK plc	56,849,048	1,124,627
	London Stock Exchange Group plc	7,064,011	1,099,948
	BP plc	229,048,563	1,057,607
	National Grid plc	69,438,854	1,002,288
	BAE Systems plc	43,168,611	1,000,762
	Rio Tinto plc	15,188,327	905,064
	Diageo plc	31,602,413	887,408
	Lloyds Banking Group plc	869,615,677	854,379
	Barclays plc	205,917,999	820,304
	Compass Group plc	24,188,659	815,516
	3i Group plc	13,192,061	747,872
	NatWest Group plc	105,359,792	677,704
	Experian plc	13,029,481	648,230
	Reckitt Benckiser Group plc	9,810,875	633,258
	Haleon plc	125,835,456	633,188
	Glencore plc	172,769,512	566,466
	Imperial Brands plc	11,925,620	489,344
	Anglo American plc	17,689,384	482,891
	Tesco plc	96,437,067	477,267
	Standard Chartered plc	28,443,433	409,678
	Prudential plc	37,867,921	402,641
	SSE plc	15,524,477	350,016
	Ashtead Group plc	6,203,470	332,087
	Smurfit WestRock plc	7,301,007	306,539
	Vodafone Group plc	293,937,021	288,852
	Aviva plc	38,330,108	287,184
	Next plc	1,669,340	275,402
	Legal & General Group plc	83,528,205	263,037
	Coca-Cola Europacific Partners plc	2,899,016	260,580
	InterContinental Hotels Group plc	2,251,660	240,274
	Sage Group plc	14,225,432	235,838
	BT Group plc	89,665,850	208,111
	Halma plc	5,383,952	198,730
	Informa plc	18,881,311	184,450
	Admiral Group plc	4,122,125	179,281
	Smith & Nephew plc	12,407,575	174,607
	Segro plc	19,163,649	174,325
	Rentokil Initial plc	35,809,243	164,053
	Centrica plc	73,584,485	157,547
	Pearson plc	9,473,581	151,873
	Coca-Cola HBC AG	2,898,150	150,917
	Marks & Spencer Group plc	28,952,278	150,452
	Bunzl plc	4,736,963	148,857
	United Utilities Group plc	9,691,211	145,701
[2]	Auto Trader Group plc	12,667,141	142,313
	Intertek Group plc	2,291,890	140,756
	Severn Trent plc	3,755,385	139,690
*	Wise plc Class A	10,645,357	139,629
	Barratt Redrow plc	20,564,327	128,202
	Smiths Group plc	4,962,906	123,674
	Associated British Foods plc	4,440,913	122,414
	WPP plc	15,215,491	117,959
	International Consolidated Airlines Group SA	33,194,524	115,333
	Weir Group plc	3,725,274	112,293
	Rightmove plc	11,306,478	111,665
	Beazley plc	9,147,633	108,387
	Antofagasta plc	4,932,564	108,248
	Melrose Industries plc	18,190,237	105,746
	Diploma plc	1,907,316	101,205
	Kingfisher plc	25,623,047	98,482
	St. James's Place plc	7,759,230	97,808
	Games Workshop Group plc	465,313	95,828
	J Sainsbury plc	26,819,722	95,320
	Mondi plc	6,271,359	95,194
	Intermediate Capital Group plc	3,725,580	93,713
	DCC plc	1,385,886	90,579
	Whitbread plc	2,541,879	88,282
	IMI plc	3,707,273	87,984
	M&G plc	31,237,792	86,681
	Phoenix Group Holdings plc	10,498,838	83,994

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Land Securities Group plc	10,507,537	83,265
	Spirax Group plc	1,055,853	83,218
[2]	ConvaTec Group plc	23,356,435	81,202
	Taylor Wimpey plc	50,619,592	79,539
	Berkeley Group Holdings plc	1,424,567	79,410
	Howden Joinery Group plc	7,700,972	79,193
	Croda International plc	1,987,505	78,454
	Persimmon plc	4,516,895	78,169
	Endeavour Mining plc	2,877,311	77,264
	British Land Co. plc	14,204,071	74,726
	Entain plc	8,684,097	74,240
	IG Group Holdings plc	5,069,170	72,251
	LondonMetric Property plc	27,767,387	71,243
	Direct Line Insurance Group plc	18,424,020	69,588
	Hiscox Ltd.	4,508,916	66,361
	Tritax Big Box REIT plc	34,509,691	66,013
	UNITE Group plc	5,671,389	65,159
	Hikma Pharmaceuticals plc	2,314,843	61,342
	Bellway plc	1,651,870	59,305
	B&M European Value Retail SA	13,114,956	58,983
	Investec plc	8,606,091	54,039
	ITV plc	49,873,961	53,754
	Schroders plc	11,811,778	52,045
	Cranswick plc	746,167	51,643
	Aberdeen Group plc	25,439,266	50,243
	Burberry Group plc	5,050,530	49,186
	Rotork plc	12,009,577	48,900
	TBC Bank Group plc	742,783	46,977
	Inchcape plc	5,124,121	45,915
	International Distribution Services plc	9,351,885	45,702
	RS Group plc	6,611,923	45,589
	Balfour Beatty plc	7,225,773	44,196
*	Playtech plc	4,327,717	43,919
	Drax Group plc	5,288,869	43,628
	Johnson Matthey plc	2,463,771	42,420
	Plus500 Ltd.	1,021,356	41,868
	Pennon Group plc	6,126,631	41,014
	Lion Finance Group plc	508,701	40,804
	Softcat plc	1,826,504	40,794
	Derwent London plc	1,566,972	40,645
	Tate & Lyle plc	5,307,427	39,556
	Babcock International Group plc	3,591,840	38,694
	Shaftesbury Capital plc	20,792,371	37,769
*,2	Deliveroo plc	16,617,784	37,736
	Spectris plc	1,403,153	37,563
	JD Sports Fashion plc	35,272,900	37,136
	TP ICAP Group plc	10,780,094	37,018
	QinetiQ Group plc	7,002,546	36,859
*	Vistry Group plc	4,300,084	36,254
	Fresnillo plc	2,689,207	36,042
	Greggs plc	1,436,068	35,751
	Man Group plc	16,259,469	35,489
	Mitie Group plc	18,289,952	35,270
	Big Yellow Group plc	2,610,438	35,144
	easyJet plc	5,240,855	34,747
*	Carnival plc	2,038,729	34,220
	Serco Group plc	14,836,013	34,048
	OSB Group plc	5,335,166	33,912
[2]	Quilter plc	18,775,910	33,784
	Paragon Banking Group plc	2,941,532	33,231
[2]	Airtel Africa plc	14,418,066	32,996
*	Ocado Group plc	8,446,776	31,912
	Computacenter plc	949,499	30,710
	Grafton Group plc	2,471,469	29,917
	Grainger plc	10,370,498	29,752
	Assura plc	45,041,875	29,127
	Morgan Sindall Group plc	594,643	28,108
	Dunelm Group plc	1,894,438	27,820
	Just Group plc	14,510,815	27,370
	Hill & Smith plc	1,121,552	26,962

Total International Stock Index Fund
		Shares	Market Value• ($000)
	International Workplace Group plc	10,489,293	25,971
[2]	JTC plc	2,287,542	25,724
	Sirius Real Estate Ltd.	20,870,467	25,700
	Lancashire Holdings Ltd.	3,395,497	25,558
	Primary Health Properties plc	18,602,178	25,457
	AJ Bell plc	4,455,776	25,359
*,2	Trainline plc	6,442,576	25,236
	Telecom Plus plc	994,740	25,151
	Baltic Classifieds Group plc	5,539,693	25,126
	Safestore Holdings plc	2,965,005	24,955
	Premier Foods plc	9,113,384	24,162
	Savills plc	1,899,117	23,551
	Hammerson plc	6,924,520	23,363
	Energean plc	1,949,680	23,097
	Genus plc	925,269	22,738
	Breedon Group plc	3,941,383	22,676
	Bytes Technology Group plc	3,322,184	22,591
	WH Smith plc	1,847,503	22,357
	SSP Group plc	11,222,926	22,228
	Travis Perkins plc	2,932,470	21,890
*	Canal+ SA	9,584,692	21,774
*	Currys plc	14,592,684	21,627
	Coats Group plc	22,183,683	21,483
	Hays plc	21,962,307	20,981
	Volution Group plc	2,722,012	20,613
	Pets at Home Group plc	6,486,797	20,544
	Chemring Group plc	3,809,336	20,347
	Great Portland Estates plc	4,913,362	20,313
	MONY Group plc	7,465,498	20,205
[1]	Domino's Pizza Group plc	5,595,886	20,129
	Firstgroup plc	8,581,154	19,793
*	Spirent Communications plc	7,941,371	19,580
	Keller Group plc	1,025,066	19,520
*	Helios Towers plc	13,521,515	19,453
*	Indivior plc	1,701,188	19,305
	Rathbones Group plc	889,878	18,735
	Harbour Energy plc	8,815,450	18,016
	Oxford Instruments plc	812,907	17,885
	4imprint Group plc	387,609	17,754
	Genuit Group plc	3,478,791	17,715
	Clarkson plc	399,828	17,574
	Supermarket Income REIT plc	16,923,053	17,559
	IntegraFin Holdings plc	4,168,784	17,025
*	Hochschild Mining plc	4,444,199	16,735
	Greencore Group plc	6,762,989	16,677
[2]	Bridgepoint Group plc	4,613,707	16,539
	Bodycote plc	2,587,813	16,458
	Pagegroup plc	4,346,059	15,675
*,2	Watches of Switzerland Group plc	3,271,442	15,565
*,1	Oxford Nanopore Technologies plc	9,691,016	15,408
	Future plc	1,591,174	15,132
*,2	Trustpilot Group plc	5,032,331	15,090
	Dowlais Group plc	19,131,941	14,843
	Renishaw plc	487,268	14,596
	Moonpig Group plc	4,661,003	14,265
	AG Barr plc	1,499,144	13,872
	Hilton Food Group plc	1,158,447	13,780
	Elementis plc	8,108,710	13,629
	Victrex plc	1,224,484	13,592
	Kainos Group plc	1,384,947	13,482
[2]	Ibstock plc	5,576,760	13,395
	Vesuvius plc	2,877,734	13,144
	Marshalls plc	3,494,349	13,106
	Zigup plc	3,132,984	13,082
*	Frasers Group plc	1,421,233	12,567
*	Mitchells & Butlers plc	3,637,712	12,072
	Ashmore Group plc	6,157,170	11,898
	Workspace Group plc	1,928,819	11,429
[1]	C&C Group plc	6,178,553	11,349
	RHI Magnesita NV	268,154	11,162

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Auction Technology Group plc	1,430,415	11,139
	Senior plc	5,824,894	10,757
	Morgan Advanced Materials plc	4,011,144	10,532
	J D Wetherspoon plc	1,193,593	10,438
[2]	Spire Healthcare Group plc	4,013,388	10,377
[2]	Petershill Partners plc	3,458,068	10,035
*	Close Brothers Group plc	2,095,310	9,112
	Ninety One plc	4,568,699	9,043
	Crest Nicholson Holdings plc	3,602,275	8,676
	Wickes Group plc	3,338,322	8,486
*	Molten Ventures plc	2,389,224	8,474
	NCC Group plc	4,322,252	8,457
*	IP Group plc	14,316,084	8,114
[1]	Diversified Energy Co. plc	643,701	8,109
*,1	Alphawave IP Group plc	4,605,520	7,842
	Picton Property Income Ltd.	7,601,027	7,721
	Dr. Martens plc	7,867,009	5,798
*	AO World plc	4,288,894	5,630
[2]	Bakkavor Group plc	2,441,319	5,608
	Jupiter Fund Management plc	5,792,162	5,599
*	PureTech Health plc	3,053,739	4,987
	Essentra plc	4,004,387	4,813
[2]	CMC Markets plc	1,477,483	4,797
*,1	Raspberry PI Holdings plc	764,544	4,532
	Ithaca Energy plc	2,525,166	4,483
*,1	THG plc	12,744,438	4,207
	FDM Group Holdings plc	1,274,557	3,814
*,1	ASOS plc	969,104	3,722
	Liontrust Asset Management plc	839,793	3,697
	PZ Cussons plc	3,390,236	3,528
*,1,2	Aston Martin Lagonda Global Holdings plc	3,711,702	3,346
	Rank Group plc	2,635,434	3,006
*	Mobico Group plc	6,884,254	2,859
*,1	Tullow Oil plc	16,724,946	2,855
*,1	John Wood Group plc	9,655,246	2,376
	CLS Holdings plc	2,351,681	1,984
*,3	Home REIT plc	7,752,565	982
	RHI Magnesita NV (XLON)	6,725	281
*,1,3	NMC Health plc	1,316,787	—
*,3	Intu Properties plc	14,406,415	—
*,3	Evraz plc	7,417,198	—
			43,325,298
Total Common Stocks (Cost $356,470,845)			462,030,355
Preferred Stocks (0.6%)
	Itau Unibanco Holding SA Preference Shares	74,526,507	467,239
	Petroleo Brasileiro SA Preference Shares	77,517,608	409,637
	Samsung Electronics Co. Ltd. Preference Shares	11,710,792	386,581
	Volkswagen AG Preference Shares	2,590,856	281,912
	Henkel AG & Co. KGaA Preference Shares	2,323,789	180,480
	Banco Bradesco SA Preference Shares	73,665,978	178,222
	Itausa SA Preference Shares	79,968,678	150,774
	Sartorius AG Preference Shares	355,787	92,360
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,942,023	66,861
	Bayerische Motoren Werke AG Preference Shares	798,880	64,467
	Hyundai Motor Co. Preference Shares (XKRX)	497,966	53,456
	Gerdau SA Preference Shares	18,416,034	48,643
	FUCHS SE Preference Shares	923,749	46,319
	Cia Energetica de Minas Gerais Preference Shares	18,267,971	35,247
	Bancolombia SA Preference Shares	3,367,161	34,583
	Hyundai Motor Co. Preference Shares	306,446	32,297
	Cia Paranaense de Energia - Copel Preference Shares Class B	15,750,010	31,999
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,354,628	28,509
*	Grifols SA Preference Shares Class B	3,552,130	25,168
	Embotelladora Andina SA Preference Shares Class B	5,344,723	22,860
	Isa Energia Brasil SA Preference Shares	3,909,697	16,527
	Sixt SE Preference Shares	209,709	13,967
	Metalurgica Gerdau SA Preference Shares	9,131,418	13,532
	Marcopolo SA Preference Shares	9,712,253	12,048

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bradespar SA Preference Shares	3,549,813	10,127
	Grupo de Inversiones Suramericana SA Preference Shares	1,088,743	9,709
	Draegerwerk AG & Co. KGaA Preference Shares	123,018	8,383
	LG Chem Ltd. Preference Shares	110,263	8,281
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,816	7,314
	Unipar Carbocloro SA Preference Shares Class B	725,782	6,979
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,084,795	6,904
	LG Electronics Inc. Preference Shares	251,139	6,272
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	5,773
	Banco Pan SA Preference Shares	3,989,000	5,349
	Raizen SA Preference Shares	16,539,154	5,275
	Alpargatas SA Preference Shares	3,239,950	4,225
*	Braskem SA Preference Shares Class A	2,186,483	4,111
	Banco ABC Brasil SA Preference Shares	1,043,018	3,988
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	3,900
	Corem Property Group AB Preference Shares	156,888	3,615
	Daishin Securities Co. Ltd. Preference Shares	298,023	3,514
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	2,706
	LG H&H Co. Ltd. Preference Shares	29,347	2,665
	Amorepacific Corp. Preference Shares	99,265	2,645
*	Azul SA Preference Shares	10,181,555	2,637
	CJ CheilJedang Corp. Preference Shares	17,165	1,653
	Hanwha Corp. Preference Shares	104,890	1,543
[1]	Samsung SDI Co. Ltd. Preference Shares	20,400	1,516
	Taurus Armas SA Preference Shares	960,200	1,435
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	561
	Mirae Asset Securities Co. Ltd. Preference Shares	36,379	124
*,3	Mechel PJSC Preference Shares	1,017,064	—
Total Preferred Stocks (Cost $2,924,159)			2,814,892
Rights (0.0%)
*,1	Samsung SDI Co. Ltd. Exp. 5/22/25	107,969	2,617
*	Minerva SA Exp. 5/29/25	2,414,971	813
*,1	Chabiotech Co. Ltd. Exp. 6/5/25	213,660	515
*,1	EDP Renovaveis SA Exp. 5/7/25	4,264,160	435
*	MBK Public Co. Ltd. Exp. 12/31/25	649,824	15
Total Rights (Cost $1,379)			4,395
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	374,482	366
*	VGI PCL Exp. 9/3/25	7,770,071	167
*	Top Glove Corp. Bhd. Exp. 2/9/30	1,404,126	72
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	32
*	Energy Absolute PCL Exp. 2/13/28	1,513,251	15
*	VGI PCL Exp. 5/23/27	16,082,270	14
*,3	Constellation Software Inc. Exp. 3/31/40	256,880	—
Total Warrants (Cost $—)			666

Total International Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7] Vanguard Market Liquidity Fund, 4.350% (Cost $10,055,241)	100,566,502	10,055,644
Total Investments (101.1%) (Cost $369,451,624)		474,905,952
Other Assets and Liabilities—Net (-1.1%)		(5,108,763)
Net Assets (100%)		469,797,189
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,440,748.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $13,437,459, representing 2.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $6,926,142 was received for securities on loan, of which $6,924,782 is held in Vanguard Market Liquidity Fund and $1,360 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2025	18,666	1,079,915	(30,187)
FTSE 100 Index	June 2025	6,261	706,239	(6,660)
MSCI Emerging Markets Index	June 2025	16,838	934,509	(6,236)
S&P ASX 200 Index	June 2025	2,356	307,185	9,970
S&P TSX 60 Index	June 2025	1,849	401,023	4,858
Topix Index	June 2025	4,369	814,184	13,923
				(14,332)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	6/18/25	AUD	560,166	USD	354,970	4,035	—
UBS AG	6/18/25	CAD	398,976	USD	276,957	13,164	—
Royal Bank of Canada	6/18/25	EUR	276,293	USD	302,885	11,062	—
State Street Bank & Trust Co.	6/18/25	EUR	276,293	USD	302,736	11,211	—
BNP Paribas	6/18/25	GBP	430,541	USD	557,481	16,405	—
Citibank, N.A.	6/18/25	INR	54,462,079	USD	621,332	21,055	—
Bank of America, N.A.	6/18/25	INR	48,329,617	USD	551,323	18,730	—
Toronto-Dominion Bank	6/18/25	INR	33,300,589	USD	379,614	13,172	—
BNP Paribas	6/18/25	INR	4,119,909	USD	47,004	1,591	—
State Street Bank & Trust Co.	6/18/25	INR	3,668,008	USD	41,760	1,505	—
Barclays Bank plc	6/18/25	JPY	89,321,805	USD	608,521	19,575	—
Royal Bank of Canada	6/18/25	USD	142,549	AUD	226,785	—	(2,795)
Goldman Sachs International	6/18/25	USD	99,870	BRL	595,457	—	(3,835)
BNP Paribas	6/18/25	USD	182,100	CHF	158,372	—	(10,929)
JPMorgan Chase Bank, N.A.	6/18/25	USD	181,415	CHF	158,372	—	(11,614)

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	USD	224,327	GBP	174,267	—	(7,962)
Barclays Bank plc	6/18/25	USD	86,241	GBP	66,323	—	(2,163)
Standard Chartered Bank	6/18/25	USD	120,526	HKD	934,854	—	(94)
Citibank, N.A.	6/18/25	USD	780,155	JPY	116,496,495	—	(39,028)
State Street Bank & Trust Co.	6/18/25	USD	91,067	KRW	131,419,060	—	(1,676)
Bank of America, N.A.	6/18/25	USD	17,687	KRW	25,601,213	—	(380)
UBS AG	6/18/25	USD	60,414	SEK	603,177	—	(2,177)
Toronto-Dominion Bank	6/18/25	USD	55,045	SEK	549,934	—	(2,021)
Citibank, N.A.	6/18/25	USD	5,230	TWD	170,729	—	(130)
						131,505	(84,804)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	7,488	10.660	80	—
Bank of Nanjing Co. Ltd. Class A	4/22/26	MSCS	7,265	2.413	66	—
Beijing Kingsoft Office Software Inc. Class A	4/22/26	MSCS	10,725	(0.337)	—	(232)
China Tourism Group Duty Free Corp. Ltd. Class A	4/22/26	MSCS	8,302	1.163	436	—
East Money Information Co. Ltd. Class A	4/22/26	MSCS	20,370	(1.587)	—	(1,819)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	GSI	153,860	(0.908)	1,331	—
FTSE China A Stock Connect CNY All Cap Index	6/5/25	MSCS	160,283	(0.910)	—	(5,155)
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	213,250	(0.837)	—	(7,069)
Leejam Sports Co. JSC	4/22/26	JPMC	3,628	5.662	—	(252)
LG Energy Solution Ltd.	4/22/26	GSI	39,995	(3.088)	—	(2,314)
Polaris Group	4/22/26	MSCS	2,861	4.663	99	—
Seres Group Co. Ltd. Class A	4/22/26	MSCS	14,756	(0.337)	488	—
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	4/22/26	MSCS	18,261	(0.587)	—	(902)
Shenzhen Transsion Holdings Co. Ltd. Class A	4/22/26	MSCS	7,875	1.663	—	(1,366)
Sungrow Power Supply Co. Ltd. Class A	4/22/26	MSCS	7,179	0.663	—	(917)
Taishin Financial Holding Co. Ltd.	4/22/26	MSCS	56,984	(3.337)	305	—
TOTVS SA	4/22/26	BANA	20,341	(1.337)	2,862	—
					5,667	(20,026)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $54,533 and cash of $19,580 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $358,898,336)	464,273,945
Affiliated Issuers (Cost $10,553,288)	10,632,007
Total Investments in Securities	474,905,952
Investment in Vanguard	12,442
Cash	1,360
Foreign Currency, at Value (Cost $783,682)	788,921
Cash Collateral Pledged—Futures Contracts	291,348
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	56,046
Receivables for Investment Securities Sold	1,023,096
Receivables for Accrued Income	2,521,610
Receivables for Capital Shares Issued	90,574
Variation Margin Receivable—Futures Contracts	3,037
Unrealized Appreciation—Forward Currency Contracts	131,505
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,667
Total Assets	479,831,558
Liabilities
Due to Custodian	1,027,985
Payables for Investment Securities Purchased	22,019
Collateral for Securities on Loan	6,926,142
Payables for Capital Shares Redeemed	145,885
Payables to Vanguard	37,756
Unrealized Depreciation—Forward Currency Contracts	84,804
Unrealized Depreciation—Over-the-Counter Swap Contracts	20,026
Deferred Foreign Capital Gains Taxes	1,769,752
Total Liabilities	10,034,369
Net Assets	469,797,189
1 Includes $6,440,748 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	400,221,534
Total Distributable Earnings (Loss)	69,575,655
Net Assets	469,797,189

Investor Shares—Net Assets
Applicable to 10,557,815,875 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,937,982
Net Asset Value Per Share—Investor Shares	$20.55

ETF Shares—Net Assets
Applicable to 1,351,429,395 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	86,381,029
Net Asset Value Per Share—ETF Shares	$63.92

Admiral™ Shares—Net Assets
Applicable to 2,280,731,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,393,497
Net Asset Value Per Share—Admiral Shares	$34.37

Institutional Shares—Net Assets
Applicable to 305,481,144 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,989,434
Net Asset Value Per Share—Institutional Shares	$137.45

Institutional Plus Shares—Net Assets
Applicable to 224,406,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,853,085
Net Asset Value Per Share—Institutional Plus Shares	$137.49

Institutional Select Shares—Net Assets
Applicable to 105,250,516 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,242,162
Net Asset Value Per Share—Institutional Select Shares	$144.82
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	6,157,516
Dividends—Affiliated Issuers	14,169
Interest—Unaffiliated Issuers	8,364
Interest—Affiliated Issuers	95,515
Securities Lending—Net	62,158
Total Income	6,337,722
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13,560
Management and Administrative—Investor Shares	151,294
Management and Administrative—ETF Shares	14,819
Management and Administrative—Admiral Shares	29,559
Management and Administrative—Institutional Shares	10,290
Management and Administrative—Institutional Plus Shares	6,050
Management and Administrative—Institutional Select Shares	2,365
Marketing and Distribution—Investor Shares	5,659
Marketing and Distribution—ETF Shares	1,765
Marketing and Distribution—Admiral Shares	2,362
Marketing and Distribution—Institutional Shares	780
Marketing and Distribution—Institutional Plus Shares	579
Marketing and Distribution—Institutional Select Shares	16
Custodian Fees	17,699
Shareholders’ Reports and Proxy Fees—Investor Shares	2,492
Shareholders’ Reports and Proxy Fees—ETF Shares	1,056
Shareholders’ Reports and Proxy Fees—Admiral Shares	532
Shareholders’ Reports and Proxy Fees—Institutional Shares	497
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	135
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	112
Other Expenses	151
Total Expenses	261,773
Net Investment Income	6,075,949
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2,3]	1,152,064
Investment Securities Sold—Affiliated Issuers	(361)
Futures Contracts	99,031
Swap Contracts	(56,401)
Forward Currency Contracts	(78,641)
Foreign Currencies	(27,034)
Realized Net Gain (Loss)	1,088,658
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2025
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	17,982,019
Investment Securities—Affiliated Issuers	(16,932)
Futures Contracts	(9,942)
Swap Contracts	1,881
Forward Currency Contracts	60,243
Foreign Currencies	116,042
Change in Unrealized Appreciation (Depreciation)	18,133,311
Net Increase (Decrease) in Net Assets Resulting from Operations	25,297,918
1	Dividends are net of foreign withholding taxes of $643,370.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $11,097.
3	Includes $1,716,749 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($171,354).
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,075,949	11,872,533
Realized Net Gain (Loss)	1,088,658	(2,573,178)
Change in Unrealized Appreciation (Depreciation)	18,133,311	74,038,532
Net Increase (Decrease) in Net Assets Resulting from Operations	25,297,918	83,337,887
Distributions
Investor Shares	(3,927,490)	(5,687,946)
ETF Shares	(1,511,203)	(2,083,060)
Admiral Shares	(1,446,065)	(2,233,897)
Institutional Shares	(795,012)	(1,225,713)
Institutional Plus Shares	(559,151)	(959,063)
Institutional Select Shares	(296,587)	(372,948)
Total Distributions	(8,535,508)	(12,562,627)
Capital Share Transactions
Investor Shares	4,822,802	8,106,229
ETF Shares	6,427,637	11,087,380
Admiral Shares	(2,262)	(1,516,131)
Institutional Shares	(921,178)	(253,888)
Institutional Plus Shares	984,271	(4,588,003)
Institutional Select Shares	32,627	3,641,495
Net Increase (Decrease) from Capital Share Transactions	11,343,897	16,477,082
Total Increase (Decrease)	28,106,307	87,252,342
Net Assets
Beginning of Period	441,690,882	354,438,540
End of Period	469,797,189	441,690,882
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.83	$16.57	$15.20	$20.86	$16.39	$17.13
Investment Operations
Net Investment Income[1]	.262	.532	.517	.548	.506	.389
Net Realized and Unrealized Gain (Loss) on Investments	.832	3.296	1.370	(5.613)	4.464	(.718)
Total from Investment Operations	1.094	3.828	1.887	(5.065)	4.970	(.329)
Distributions
Dividends from Net Investment Income	(.374)	(.568)	(.517)	(.595)	(.500)	(.411)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.374)	(.568)	(.517)	(.595)	(.500)	(.411)
Net Asset Value, End of Period	$20.55	$19.83	$16.57	$15.20	$20.86	$16.39
Total Return[2]	5.66%	23.32%	12.29%	-24.70%	30.45%	-1.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216,938	$204,358	$163,566	$148,776	$199,230	$155,670
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.18%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.77%	2.95%	3.03%	2.49%	2.39%
Portfolio Turnover Rate[4]	1%	3%	4%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%, 0.18% and 0.17%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$61.67	$51.56	$47.28	$64.90	$50.97	$53.30
Investment Operations
Net Investment Income[1]	.862	1.721	1.669	1.777	1.677	1.251
Net Realized and Unrealized Gain (Loss) on Investments	2.584	10.215	4.274	(17.486)	13.870	(2.256)
Total from Investment Operations	3.446	11.936	5.943	(15.709)	15.547	(1.005)
Distributions
Dividends from Net Investment Income	(1.196)	(1.826)	(1.663)	(1.911)	(1.617)	(1.325)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.196)	(1.826)	(1.663)	(1.911)	(1.617)	(1.325)
Net Asset Value, End of Period	$63.92	$61.67	$51.56	$47.28	$64.90	$50.97
Total Return	5.74%	23.37%	12.46%	-24.64%	30.66%	-1.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86,381	$76,942	$54,767	$44,401	$51,747	$28,294
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.88%	3.06%	3.16%	2.64%	2.46%
Portfolio Turnover Rate[3]	1%	3%	4%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.16	$27.72	$25.43	$34.90	$27.41	$28.66
Investment Operations
Net Investment Income[1]	.450	.907	.885	.942	.868	.658
Net Realized and Unrealized Gain (Loss) on Investments	1.396	5.502	2.288	(9.398)	7.478	(1.205)
Total from Investment Operations	1.846	6.409	3.173	(8.456)	8.346	(.547)
Distributions
Dividends from Net Investment Income	(.636)	(.969)	(.883)	(1.014)	(.856)	(.703)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.636)	(.969)	(.883)	(1.014)	(.856)	(.703)
Net Asset Value, End of Period	$34.37	$33.16	$27.72	$25.43	$34.90	$27.41
Total Return[2]	5.72%	23.34%	12.35%	-24.65%	30.59%	-1.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,393	$75,608	$64,479	$59,468	$80,052	$64,452
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[3]	0.12%[3]	0.11%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.83%	3.02%	3.11%	2.55%	2.40%
Portfolio Turnover Rate[4]	1%	3%	4%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12% and 0.11%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$132.62	$110.87	$101.68	$139.55	$109.61	$114.61
Investment Operations
Net Investment Income[1]	1.809	3.663	3.572	3.806	3.519	2.670
Net Realized and Unrealized Gain (Loss) on Investments	5.585	22.001	9.182	(37.582)	29.888	(4.826)
Total from Investment Operations	7.394	25.664	12.754	(33.776)	33.407	(2.156)
Distributions
Dividends from Net Investment Income	(2.564)	(3.914)	(3.564)	(4.094)	(3.467)	(2.844)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.564)	(3.914)	(3.564)	(4.094)	(3.467)	(2.844)
Net Asset Value, End of Period	$137.45	$132.62	$110.87	$101.68	$139.55	$109.61
Total Return	5.73%	23.37%	12.41%	-24.63%	30.62%	-1.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,989	$41,424	$34,802	$32,204	$42,913	$31,735
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.09%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.86%	3.05%	3.14%	2.58%	2.44%
Portfolio Turnover Rate[3]	1%	3%	4%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$132.65	$110.90	$101.70	$139.59	$109.63	$114.63
Investment Operations
Net Investment Income[1]	1.838	3.690	3.584	3.815	2.900	2.726
Net Realized and Unrealized Gain (Loss) on Investments	5.574	21.987	9.192	(37.597)	30.529	(4.871)
Total from Investment Operations	7.412	25.677	12.776	(33.782)	33.429	(2.145)
Distributions
Dividends from Net Investment Income	(2.572)	(3.927)	(3.576)	(4.108)	(3.469)	(2.855)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.572)	(3.927)	(3.576)	(4.108)	(3.469)	(2.855)
Net Asset Value, End of Period	$137.49	$132.65	$110.90	$101.70	$139.59	$109.63
Total Return	5.74%	23.38%	12.43%	-24.63%	30.63%	-1.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,853	$28,729	$27,752	$25,785	$32,880	$83,550
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.88%	3.06%	3.15%	2.18%	2.50%
Portfolio Turnover Rate[3]	1%	3%	4%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$139.73	$116.81	$107.13	$147.04	$115.49	$120.75
Investment Operations
Net Investment Income[1]	1.920	3.957	3.804	4.059	3.731	2.896
Net Realized and Unrealized Gain (Loss) on Investments	5.893	23.134	9.673	(39.609)	31.522	(5.120)
Total from Investment Operations	7.813	27.091	13.477	(35.550)	35.253	(2.224)
Distributions
Dividends from Net Investment Income	(2.723)	(4.171)	(3.797)	(4.360)	(3.703)	(3.036)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.723)	(4.171)	(3.797)	(4.360)	(3.703)	(3.036)
Net Asset Value, End of Period	$144.82	$139.73	$116.81	$107.13	$147.04	$115.49
Total Return	5.74%	23.42%	12.45%	-24.61%	30.66%	-1.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,242	$14,629	$9,072	$8,277	$10,014	$8,045
Ratio of Total Expenses to Average Net Assets	0.045%	0.047%[2]	0.050%[2]	0.047%[2]	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.91%	3.08%	3.19%	2.60%	2.52%
Portfolio Turnover Rate[3]	1%	3%	4%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.047%, 0.050% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Total International Stock Index Fund
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $12,442,000, representing less than 0.01% of the fund’s net assets and 4.98% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	45,258,067	416,583,851	188,437	462,030,355
Preferred Stocks	1,589,799	1,225,093	—	2,814,892
Rights	3,052	1,343	—	4,395
Warrants	300	—	366	666
Temporary Cash Investments	10,055,644	—	—	10,055,644
Total	56,906,862	417,810,287	188,803	474,905,952

Derivative Financial Instruments
Assets
Futures Contracts[1]	28,751	—	—	28,751
Forward Currency Contracts	—	131,505	—	131,505
Swap Contracts	—	5,667	—	5,667
Total	28,751	137,172	—	165,923
Liabilities
Futures Contracts[1]	(43,083)	—	—	(43,083)
Forward Currency Contracts	—	(84,804)	—	(84,804)
Swap Contracts	—	(20,026)	—	(20,026)
Total	(43,083)	(104,830)	—	(147,913)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
D.  At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	28,751	—	28,751
Unrealized Appreciation—Forward Currency Contracts	—	131,505	131,505
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,667	—	5,667
Total Assets	34,418	131,505	165,923

Unrealized Depreciation—Futures Contracts[1]	(43,083)	—	(43,083)
Unrealized Depreciation—Forward Currency Contracts	—	(84,804)	(84,804)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(20,026)	—	(20,026)
Total Liabilities	(63,109)	(84,804)	(147,913)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	99,031	—	99,031
Swap Contracts	(56,401)	—	(56,401)
Forward Currency Contracts	—	(78,641)	(78,641)
Realized Net Gain (Loss) on Derivatives	42,630	(78,641)	(36,011)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(9,942)	—	(9,942)
Swap Contracts	1,881	—	1,881
Forward Currency Contracts	—	60,243	60,243
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,061)	60,243	52,182
E.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	375,632,015
Gross Unrealized Appreciation	151,869,637
Gross Unrealized Depreciation	(52,577,690)
Net Unrealized Appreciation (Depreciation)	99,291,947
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $32,549,128,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2025, the fund purchased $15,109,122,000 of investment securities and sold $6,354,679,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,468,641,000 and $3,695,155,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $0 and sales were $390,000, resulting in net realized gain of $20,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Total International Stock Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,309,025	522,273	14,270,647	752,214
Issued in Lieu of Cash Distributions	3,927,490	205,559	5,687,946	301,828
Redeemed	(9,413,713)	(477,820)	(11,852,364)	(614,635)
Net Increase (Decrease)—Investor Shares	4,822,802	250,012	8,106,229	439,407
ETF Shares
Issued	6,427,637	103,797	11,087,380	185,382
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	6,427,637	103,797	11,087,380	185,382
Admiral Shares
Issued	5,554,139	168,964	8,606,353	269,615
Issued in Lieu of Cash Distributions	1,203,619	37,635	1,878,818	59,644
Redeemed	(6,760,020)	(205,747)	(12,001,302)	(375,069)
Net Increase (Decrease)—Admiral Shares	(2,262)	852	(1,516,131)	(45,810)
Institutional Shares
Issued	3,400,633	25,831	7,408,994	57,989
Issued in Lieu of Cash Distributions	735,242	5,749	1,125,597	8,931
Redeemed	(5,057,053)	(38,449)	(8,788,479)	(68,472)
Net Increase (Decrease)—Institutional Shares	(921,178)	(6,869)	(253,888)	(1,552)
Institutional Plus Shares
Issued	4,645,501	35,566	4,160,067	32,769
Issued in Lieu of Cash Distributions	549,265	4,292	945,874	7,512
Redeemed	(4,210,495)	(32,026)	(9,693,944)	(73,957)
Net Increase (Decrease)—Institutional Plus Shares	984,271	7,832	(4,588,003)	(33,676)
Institutional Select Shares
Issued	1,434,597	10,495	4,507,999	33,174
Issued in Lieu of Cash Distributions	296,587	2,201	372,948	2,794
Redeemed	(1,698,557)	(12,139)	(1,239,452)	(8,937)
Net Increase (Decrease)—Institutional Select Shares	32,627	557	3,641,495	27,031
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	593,176	—	—	—	(16,813)	14,169	—	576,363
Vanguard Market Liquidity Fund	7,854,840	NA1	NA1	(361)	(119)	95,515	—	10,055,644
Total	8,448,016	—	—	(361)	(16,932)	109,684	—	10,632,007
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Total International Stock Index Fund
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1132 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard STAR Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	411,496,670,353	10,911,574,690	N/A	N/A
Mark Loughridge	409,934,661,861	12,473,583,181	N/A	N/A
Scott C. Malpass	410,297,984,170	12,110,260,873	N/A	N/A
John Murphy	411,364,001,141	11,044,243,901	N/A	N/A
Lubos Pastor	411,384,014,298	11,024,230,744	N/A	N/A
Rebecca Patterson	412,045,093,136	10,363,151,906	N/A	N/A
André F. Perold	410,619,046,202	11,789,198,840	N/A	N/A
Salim Ramji	410,710,779,691	11,697,465,351	N/A	N/A
Sarah Bloom Raskin	410,457,964,348	11,950,280,695	N/A	N/A
Grant Reid	411,351,629,751	11,056,615,292	N/A	N/A
David Thomas	410,940,355,551	11,467,889,491	N/A	N/A
Barbara Venneman	411,705,900,531	10,702,344,511	N/A	N/A
Peter F. Volanakis	409,900,093,714	12,508,151,328	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for the Total International Stock Index Fund and the STAR Core-Plus Bond Fund are included in the financial statements filed under Item 7 of this Form, and those of the STAR Fund and the LifeStrategy Funds are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – LifeStrategy Funds

The board of trustees of Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Income Fund, and Vanguard LifeStrategy Moderate Growth Fund (each, a fund; together, the funds), has renewed each fund’s advisory arrangement with the Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – STAR Fund

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the Star Fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – STAR Core-Plus Bond Fund

In November 2024, the Board of Vanguard STAR Funds approved the launch of Vanguard STAR Core-Plus Bond Fund, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in February 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Trustees Approve Advisory Arrangement – Total International Stock Index Fund

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.